                                                     REGISTRATION NO. 333-17665
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 24
                                      TO

                                   FORM S-6

                               -----------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                             (EXACT NAME OF TRUST)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                                                    MARK PEARSON,
                                               CHIEF EXECUTIVE OFFICER
     1290 AVENUE OF THE AMERICAS         AXA EQUITABLE LIFE INSURANCE COMPANY
       NEW YORK, NEW YORK 10104              1290 AVENUE OF THE AMERICAS
  (ADDRESS OF DEPOSITOR'S PRINCIPAL            NEW YORK, NEW YORK 10104
          EXECUTIVE OFFICES)            (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                   DODIE KENT                            WITH A COPY TO:
  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL     CHRISTOPHER E. PALMER, ESQ.
      AXA EQUITABLE LIFE INSURANCE COMPANY             GOODWIN PROCTER LLP
           1290 AVENUE OF THE AMERICAS              901 NEW YORK AVENUE, N.W.
            NEW YORK, NEW YORK 10104                 WASHINGTON, D.C. 20001

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) of Rule 485

[_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                                     NOTE

This Post Effective Amendment No. 24 ("PEA") to the Form S-6 Registration Statement No. 333-17665 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in this Registration Statement the additions/modifications reflected in the supplement to the Incentive Life(R) 2000 prospectus. The supplement contains year-end financial statements for AXA Equitable and Separate Account FP. Part II of this Registration Statement has also been updated pursuant to the requirements of Form S-6. The PEA does not amend or delete any Incentive Life(R)2000 prospectus, any other supplement thereto, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies


PROSPECTUS SUPPLEMENT DATED MAY 1, 2014


..   INCENTIVE LIFE(R)                  .   INCENTIVE LIFE(R) 2000
..   INCENTIVE LIFE PLUS(R)             .   CHAMPION 2000
..   SPECIAL OFFER POLICY

--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some affiliated Portfolios invest in other affiliated Portfolios ("the AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer policy owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to policy owners and/or suggest that policy owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your policy. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

             Copyright 2014 AXA Equitable Life Insurance Company.

                             All rights reserved.


                                                                        #611993

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios and the AXA Fund of Fund Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy are identified below in the chart by a "(check mark)" under the column entitled "AXA Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "AXA Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

(b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.


PORTFOLIOS OF THE TRUSTS


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 AXA PREMIER VIP                                                            INVESTMENT MANAGER (OR         AXA
 TRUST PORTFOLIO                                                            SUB-ADVISER(S),                VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks to achieve long-term capital        .   AXA Equitable Funds        (check mark)
  ALLOCATION/(1)/                 appreciation.                                 Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks to achieve a high level of current  .   AXA Equitable Funds        (check mark)
  ALLOCATION/(1)/                 income.                                       Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks to achieve current income and       .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS               growth of capital, with a greater             Management Group, LLC
  ALLOCATION/(1)/                 emphasis on current income.
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                              INVESTMENT MANAGER (OR         AXA
 TRUST PORTFOLIO                                                              SUB-ADVISER(S),                VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks to achieve long-term capital          .   AXA Equitable Funds        (check mark)
  ALLOCATION/(1)/                 appreciation and current income.                Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks to achieve long-term capital          .   AXA Equitable Funds        (check mark)
  ALLOCATION/(1)/                 appreciation and current income, with a         Management Group, LLC
                                  greater emphasis on capital appreciation.
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/              B        Seeks to achieve high total return through  .   AXA Equitable Funds
  MULTI-SECTOR                    a combination of current income and             Management Group, LLC
  BOND/(2)/                       capital appreciation.
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        B        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CAP GROWTH/(3)/                 capital.                                        Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL        A        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  CAP VALUE/(4)/                  capital.                                        Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             B        Seeks to achieve long-term growth of        .   AXA Equitable Funds        (check mark)
  INTERNATIONAL                   capital with an emphasis on risk-adjusted       Management Group, LLC
  EQUITY/(+)/                     returns and managing volatility in the      .   BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                              .   EARNEST Partners, LLC
                                                                              .   J.P. Morgan Investment
                                                                                  Management Inc.
                                                                              .   Marsico Capital
                                                                                  Management, LLC
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE       B        Seeks to achieve long-term growth of        .   AllianceBernstein L.P.     (check mark)
  CAP CORE                        capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
  EQUITY/(+)/                     returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   Janus Capital Management,
                                                                                  LLC
                                                                              .   Thornburg Investment
                                                                                  Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE       B        Seeks to achieve long-term growth of        .   AllianceBernstein L.P.     (check mark)
  CAP                             capital with an emphasis on risk-adjusted   .   AXA Equitable Funds
  VALUE/(+)/                      returns and managing volatility in the          Management Group, LLC
                                  Portfolio.                                  .   Institutional Capital LLC
                                                                              .   MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                              ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and    .   AXA Equitable Funds
  MODERATE GROWTH -               current income.                                 Management Group, LLC
  ALT 15/(5)/
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ALL ASSET GROWTH -       IB       Seeks long-term capital appreciation and    .   AXA Equitable Funds
  ALT 20/(5)/                     current income.                                 Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                             ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
ALL ASSET                IB       Seeks long-term capital appreciation and   .   AXA Equitable Funds
  AGGRESSIVE -                    current income.                                Management Group, LLC
  ALT 25/(5)/
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AXA 400 MANAGED          IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(6) /                capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED          IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(7)/                 capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED         IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/(8)/                 capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
                                  returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY        IB       Seeks to achieve long-term capital         .   AXA Equitable Funds        (check mark)
  MANAGED                         appreciation with an emphasis on risk-         Management Group, LLC
  VOLATILITY/(9)/                 adjusted returns and managing volatility   .   BlackRock Investment
                                  in the Portfolio.                              Management, LLC
                                                                             .   Morgan Stanley Investment
                                                                                 Management Inc.
                                                                             .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       .   AXA Equitable Funds        (check mark)
  CORE MANAGED                    capital with an emphasis on risk-adjusted      Management Group, LLC
  VOLATILITY/(10)/                returns and managing volatility in the     .   BlackRock Investment
                                  Portfolio.                                     Management, LLC
                                                                             .   EARNEST Partners, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
                                                                             .   Hirayama Investments, LLC
                                                                             .   WHV Investment Management
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  MANAGED                         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
  VOLATILITY/(11)/                returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                 INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                             ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL        IB       Seeks to provide current income and long-  .   AXA Equitable Funds        (check mark)
  VALUE MANAGED                   term growth of income, accompanied by          Management Group, LLC
  VOLATILITY/(12)/                growth of capital with an emphasis on      .   BlackRock Investment
                                  risk-adjusted returns and managing             Management, LLC
                                  volatility in the Portfolio.               .   Northern Cross, LLC
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE       IB       Seeks to achieve long-term growth of       .   AXA Equitable Funds        (check mark)
  MANAGED                         capital with an emphasis on risk-adjusted      Management Group, LLC
  VOLATILITY/(13)/                returns and managing volatility in the     .   BlackRock Investment
                                  Portfolio.                                     Management, LLC
                                                                             .   Capital Guardian Trust
                                                                                 Company
                                                                             .   Institutional Capital LLC
                                                                             .   Thornburg Investment
                                                                                 Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP            IB       Seeks to provide long-term capital growth  .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED                  with an emphasis on risk-adjusted returns      Management Group, LLC
  VOLATILITY/(14)/                and managing volatility in the Portfolio.  .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Marsico Capital
                                                                                 Management, LLC
                                                                             .   T. Rowe Price Associates,
                                                                                 Inc.
                                                                             .   Wells Capital Management,
                                                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE      IA       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.     (check mark)
  MANAGED                         capital with an emphasis on risk-adjusted  .   AXA Equitable Funds
  VOLATILITY/(15)/                returns and managing volatility in the         Management Group, LLC
                                  Portfolio.                                 .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE        IA       Seeks to achieve long-term capital         .   AXA Equitable Funds        (check mark)
  MANAGED                         appreciation with an emphasis on risk-         Management Group, LLC
  VOLATILITY/(16)/                adjusted returns and managing volatility   .   BlackRock Investment
                                  in the Portfolio.                              Management, LLC
                                                                             .   Diamond Hill Capital
                                                                                 Management, Inc.
                                                                             .   Wellington Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN     IA       Seeks to achieve long-term growth of       .   AllianceBernstein L.P.
   SMALL CAP GROWTH               capital.
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                              ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC       IB       Seeks to achieve capital appreciation and   .   BlackRock Investment
  VALUE EQUITY                    secondarily, income.                            Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS       IA       Seeks a combination of growth and           .   Boston Advisors, LLC
  EQUITY INCOME                   income to achieve an above-average and
                                  consistent total return.
--------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY      IB       Seeks to achieve long-term capital          .   Calvert Investment
  RESPONSIBLE                     appreciation.                                   Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN      IB       Seeks to achieve long-term growth of        .   Capital Guardian Trust
  RESEARCH                        capital.                                        Company
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK          IA       Seeks to achieve a total return before      .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 3000
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 3000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before      .   AXA Equitable Funds
                                  expenses that approximates the total            Management Group, LLC
                                  return performance of the Barclays          .   SSgA Funds Management,
                                  Intermediate U.S. Government/Credit             Inc.
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government/Credit Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before      .   AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the S&P 500 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the S&P
                                  500 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH         IB       Seeks to achieve long-term growth of        .   AXA Equitable Funds        (check mark)
  PLUS/(+)/                       capital with an emphasis on risk-adjusted       Management Group, LLC
                                  returns and managing volatility in the      .   BlackRock Capital
                                  Portfolio.                                      Management, Inc.
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS         IB       Seeks to achieve capital appreciation.      .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL           IB       Seeks to maximize capital appreciation.     .   GAMCO Asset Management,
  COMPANY VALUE                                                                   Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and         .   AXA Equitable Funds
                                  current income.                                 Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   First International
                                                                                  Advisors, LLC
                                                                              .   Wells Capital Management,
                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                   INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                               ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before       .   AXA Equitable Funds
  GOVERNMENT BOND                 expenses that approximates the total return      Management Group, LLC
                                  performance of the Barclays Intermediate     .   SSgA Funds Management,
                                  U.S. Government Bond Index, including            Inc.
                                  reinvestment of dividends, at a risk level
                                  consistent with that of the Barclays
                                  Intermediate U.S. Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before      .   AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% DJ EURO STOXX 50
                                  Index, 25% FTSE 100 Index, 25% TOPIX
                                  Index, and 10% S&P/ASX 200 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the
                                  composite index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK      IA       Seeks to achieve capital growth and          .   Invesco Advisers, Inc.
                                  income.
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital           .   J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                    Management Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before       .   AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000 Growth Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before       .   SSgA Funds Management,
  INDEX                           expenses that approximates the total             Inc.
                                  return performance of the Russell 1000
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000 Value Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT           IA       Seeks to achieve capital appreciation and    .   Lord, Abbett & Co. LLC
  LARGE CAP                       growth of income with reasonable risk.
  CORE/(+)/
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.       .   Massachusetts Financial
  INTERNATIONAL                                                                    Services Company d/b/a
  GROWTH                                                                           MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before       .   SSgA Funds Management,
                                  expenses that approximates the total             Inc.
                                  return performance of the S&P Mid Cap
                                  400 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P Mid Cap 400 Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET          IA       Seeks to obtain a high level of current      .   The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
-------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &              IA       Seeks to achieve capital appreciation.       .   Montag & Caldwell, LLC
  CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                                  INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                              ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY        IA       Seeks to achieve capital growth.            .   Morgan Stanley Investment
  MID CAP GROWTH                                                                  Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of     .   Pacific Investment
  SHORT BOND                      traditional money market products while         Management Company LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income        .   AXA Equitable Funds
                                  consistent with moderate risk to capital.       Management Group, LLC
                                                                              .   AllianceBernstein L.P.
                                                                              .   Pacific Investment
                                                                                  Management Company LLC
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible   .   AllianceBernstein L.P.
  INDEX                           (before expenses) the total return of the
                                  Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital          .   T. Rowe Price Associates,
  GROWTH STOCK                    appreciation and secondarily, income.           Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through       .   UBS Global Asset
  INCOME                          capital appreciation with income as a           Management (Americas) Inc.
                                  secondary consideration.
------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO           IB       Seeks to achieve long-term capital growth.  .   Wells Capital Management,
  OMEGA GROWTH                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve long-term growth of        .   AXA Equitable Funds
  AGGRESSIVE                      capital./(+++)/                                 Management Group, LLC
  EQUITY/(++)/                                                                .   AllianceBernstein L.P.
                                                                              .   ClearBridge Investments,
                                                                                  LLC
                                                                              .   Marsico Capital
                                                                                  Management, LLC
                                                                              .   Scotia Institutional
                                                                                  Asset Management US, Ltd.
                                                                              .   T. Rowe Price Associates,
                                                                                  Inc.
                                                                              .   Westfield Capital
                                                                                  Management Company, L.P.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        B        Seeks to achieve a balance of high current  .   AXA Equitable Funds
  BOND/(++)/                      income and capital appreciation,                Management Group, LLC
                                  consistent with a prudent level of risk.    .   BlackRock Financial
                                                                                  Management, Inc.
                                                                              .   Pacific Investment
                                                                                  Management Company LLC
                                                                              .   SSgA Funds Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS                                                            INVESTMENT MANAGER (OR SUB-    AXA
 TRUST PORTFOLIO                                                        ADVISER(S),                    VOLATILITY
 NAME/(*)/           SHARE CLASS  OBJECTIVE                             AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         B        Seeks to achieve long-term growth of  .   AXA Equitable Funds
  CAP GROWTH/(++)/                capital./(+++)/                           Management Group, LLC
                                                                        .   AllianceBernstein L.P.
                                                                        .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Franklin Advisers, Inc.
                                                                        .   Wellington Management
                                                                            Company, LLP
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         B        Seeks to achieve long-term growth of  .   AXA Equitable Funds
  CAP VALUE/(++)/                 capital./(+++)/                           Management Group, LLC
                                                                        .   BlackRock Investment
                                                                            Management, LLC
                                                                        .   Diamond Hill Capital
                                                                            Management, Inc.
                                                                        .   Knightsbridge Asset
                                                                            Management, LLC
                                                                        .   Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             B        Seeks to achieve long-term growth of  .   AXA Equitable Funds
  TECHNOLOGY/(++)/                capital.                                  Management Group, LLC
                                                                        .   Allianz Global Investors
                                                                            U.S. LLC
                                                                        .   SSgA Funds Management,
                                                                            Inc.
                                                                        .   Wellington Management
                                                                            Company, LLP
------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.

------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                          INVESTMENT MANAGER
 PORTFOLIO NAME -                                                              (OR SUB-ADVISER(S),
 CLASS 4 SHARES       OBJECTIVE                                               AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM/
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND(R)     The fund's investment objective is long-term capital    .   Capital Research and
                      appreciation.                                               Management Company

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)
-------------------------------------------------------------------------------------------------------------

 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2                                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME/(*)/  OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
FRANKLIN RISING       Seeks long-term capital appreciation, with preservation of   .   Franklin Advisory
  DIVIDENDS VIP       capital as an important consideration.                           Services, LLC
  FUND/(17)/
-----------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP    Seeks long-term total return.                                .   Franklin Advisory
  VALUE VIP                                                                            Services, LLC
  FUND/(18)/
-----------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC    The Fund's principal investment goal is to seek a high       .   Franklin Advisers, Inc.
  INCOME VIP          level of current income. Its secondary goal is capital
  FUND/(19)/          appreciation over long term.
-----------------------------------------------------------------------------------------------------------------
FRANKLIN MUTUAL       The Fund's principal investment goal is capital              .   Franklin Mutual Advisers,
  SHARES VIP          appreciation. Its secondary goal is income.                      LLC
  FUND/(20)/
-----------------------------------------------------------------------------------------------------------------
TEMPLETON             Seeks long-term capital appreciation.                        .   Templeton Asset
  DEVELOPING                                                                           Management Ltd.
  MARKETS VIP
  FUND/(21)/
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL      Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP            capital. Capital appreciation is a secondary consideration.
  FUND/(22)/
-----------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH      Seeks long-term capital growth.                              .   Templeton Global Advisors
  VIP FUND/(23)/                                                                       Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME             high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY                                                                       (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC. -                                                          INVESTMENT MANAGER
 SERVICE SHARES                                                          (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.               .   Lazard Asset Management
  EMERGING MARKETS                                                           LLC
  EQUITY PORTFOLIO
-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT MANAGER
 SERVICE CLASS                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                           Services Company
  SERIES
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL           Seeks maximum real return, consistent with preservation   .   Pacific Investment
  RETURN PORTFOLIO       of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL          Seeks maximum total return, consistent with preservation  .   Pacific Investment
  RETURN PORTFOLIO       of capital and prudent investment management.                 Management Company LLC

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks a high level of dividend income and long-term      .   T. Rowe Price Associates,
  EQUITY INCOME       capital growth primarily through investments in stocks.      Inc.
  PORTFOLIO - II


-------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                       SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing primarily in  .   Van Eck Associates
  HARD ASSETS FUND   hard asset securities. Income is a secondary consideration.         Corporation
-------------------------------------------------------------------------------------------------------------------

(1)The "AXA Allocation Portfolios."

(*)This information reflects the variable investment option's name change effective on or about June 13, 2014, subject to regulatory approval. The chart below reflects the variable investment option's name in effect until on or about June 13, 2014. The number in the ''FN'' column corresponds with the number contained in the table above.



----------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
----------------------------------------------------------
(2)       Multimanager Multi-Sector Bond
----------------------------------------------------------
(3)       Multimanager Small Cap Growth
----------------------------------------------------------
(4)       Multimanager Small Cap Value
----------------------------------------------------------
(6)       AXA Tactical Manager 400
----------------------------------------------------------
(7)       AXA Tactical Manager 500
----------------------------------------------------------
(8)       AXA Tactical Manager 2000
----------------------------------------------------------
(9)       EQ/Global Multi-Sector Equity
----------------------------------------------------------
(10)      EQ/International Core PLUS
----------------------------------------------------------
(11)      AXA Tactical Manager International
----------------------------------------------------------
(12)      EQ/International Value PLUS
----------------------------------------------------------
(13)      EQ/Large Cap Core PLUS
----------------------------------------------------------
(14)      EQ/Large Cap Growth PLUS
----------------------------------------------------------
(15)      EQ/Large Cap Value PLUS
----------------------------------------------------------
(16)      EQ/Mid Cap Value PLUS
----------------------------------------------------------
(17)      Franklin Rising Dividends Securities Fund
----------------------------------------------------------
(18)      Franklin Small Cap Value Securities Fund
----------------------------------------------------------
(19)      Franklin Strategic Income Securities Fund
----------------------------------------------------------

----------------------------------------------------------
 FN   VARIABLE INVESTMENT OPTION NAME UNTIL JUNE 13, 2014
----------------------------------------------------------
(20)     Mutual Shares Securities Fund
----------------------------------------------------------
(21)     Templeton Developing Markets Securities Fund
----------------------------------------------------------
(22)     Templeton Global Bond Securities Fund
----------------------------------------------------------
(23)     Templeton Growth Securities Fund
----------------------------------------------------------



(5)Also referred to as an "All Asset" variable investment option in this prospectus.


(+)This Portfolio will be involved in a planned merger effective on or about
   June 13, 2014 and June 20, 2014, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled merger, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact our customer service representative.



                          EFFECTIVE JUNE 13, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core           EQ/Invesco Comstock
-------------------------------------------------------------------------------
Multimanager International Equity       AXA International Core Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Value            AXA Large Cap Value Managed
                                        Volatility++
-------------------------------------------------------------------------------
                          EFFECTIVE JUNE 20, 2014

-------------------------------------------------------------------------------
 REPLACED OPTIONS                       SURVIVING OPTIONS
-------------------------------------------------------------------------------
EQ/Equity Growth PLUS                   AXA Large Cap Growth Managed
                                        Volatility++
-------------------------------------------------------------------------------
Multimanager Large Cap Core Equity      AXA Large Cap Core Managed
                                        Volatility++
-------------------------------------------------------------------------------


   ++ New fund name

(++)This Portfolio will be reorganized as a Portfolio of EQ Advisors Trust
    ("Trust") on or about June 13, 2014, subject to regulatory and shareholder approval.
(+++)On or about April 30, 2014, the investment objective changed from "Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio" to "Seeks to achieve long-term growth of capital." Accordingly, this Portfolio no longer utilizes the AXA volatility management strategy.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.


(1)(A) ABOUT THE TRUSTS. The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each Portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

(2) SPECIAL SERVICES CHARGES. We will deduct a charge for providing certain special services. The charge for each special service will apply at the time you request the service. The charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. We reserve the right to discontinue some or all of these services without notice. Please note that not all special services are available for all policies. If you need additional information about the services, please contact us.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

DUPLICATE POLICY/CONTRACT CHARGE. We charge $35 for providing a copy of your policy or contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or
(iii) by any other means we make available to you.

POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our Processing Office, or (iii) by any other means we make available to you.

CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

(3) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(4) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.



-------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 (expenses that are deducted from Portfolio  Lowest Highest
assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/         0.62%  7.45%
-------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2013, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2015 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2015. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



---------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2013 after the effect of Expense Limitation Arrangements/(*)/  Lowest Highest
                                                                                                             0.62%  1.66%
---------------------------------------------------------------------------------------------------------------------------


(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index. The "Highest" represents the total annual operating expenses of the Charter/SM/ Small Cap Growth Portfolio.

AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $552.3 billion in assets as of December 31, 2013. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- National Operations Center
  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333
  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:


  life-service@axa.us.com

--------------------------------------------------------------------------------
 BY FAX:


  1-855-268-6378

--------------------------------------------------------------------------------
 BY INTERNET:


Visit our website at www.axa.com or us.axa.com for those outside the U.S. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.


                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;

(b)transfers among investment options (not submitted by e-mail); and

(c)changes in allocation percentages for premiums and deductions.


You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through www.axa.com or us.axa.com for those outside the U.S., or (3) by writing our Administrative Office. For more information please see your prospectus.


Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.


(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). We are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period until further notice.

You can request a transfer via the Internet by visiting our websites at www.axa.com or us.axa.com for those outside the U.S. and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day until further notice.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. In addition, if you elect to transfer account value to the Market Stabilizer Option(R) ("MSO"), if available under your policy, there must be sufficient funds remaining in the GIO to cover the applicable MSO charges. Finally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.



Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(8) TAX INFORMATION.

POLICY LOANS. Policy loans can cause taxable income upon the termination of a policy with no cash payout. In the case of a surrender, the loan amount is taken into account in determining any taxable amount and such income can also exceed the payment received. These events can occur from potential situations which include: (1) amount of outstanding policy debt (loans taken plus unpaid interest amounts added to the outstanding loan) at or near the maximum loan value; (2) unfavorable investment results affecting your policy account value;
(3) increasing monthly policy charges due to increasing attained ages of the insured; (4) high or increasing amount of insurance risk, depending on death benefit option and changing account value; and (5) increasing policy loan rates if an adjustable policy loan rate is in effect.

Ideally, a policy loan will be paid from income tax free death benefit proceeds if your policy is kept in force until the death of the insured. To avoid policy terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy in force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your financial representative and your tax advisor at least annually, and take appropriate preventative action. As indicated above, in the case of a policy that is a modified endowment contract ("MEC"), any loan will be treated as a distribution when made, and thus may be taxable at such time.

POLICY CHANGES. Changes made to a life insurance policy, for example, a decrease in benefits, a Death Benefit Option change, or the termination or restoration of a terminated policy, may have other effects on your policy, including impacting the maximum amount of premiums that can be paid under the policy. In some cases, this may cause us to take action in order to assure your policy continues to qualify as life insurance, including distribution of amounts that may be includable as income. This action may be required under the tax law even though the policy may not be sufficiently funded to keep it in force for a desired duration. In some cases, premium payments for a policy year could be limited to the amount needed to keep the policy in force until the end of the policy year. You should carefully go over the implications of any policy changes with your advisor before making a change.

NEW 3.8 % TAX ON NET INVESTMENT INCOME OR "NII". The new 3.8% Medicare tax on certain unearned income of taxpayers whose adjusted incomes exceed certain thresholds applies to all or part of a taxpayer's NII. As currently interpreted under IRS guidelines, NII includes the taxable portion of an annuitized payment from a life insurance contract. It has not been defined to include taxable amounts from partial withdrawals, surrenders or lapses of life insurance policies subject to loans. You should consult your tax advisor as to the applicability of this tax to you.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

We anticipate requiring owners or beneficiaries of annuity contracts in Puerto Rico which are not individuals to document their status to avoid 30% FATCA withholding from U.S.-source income beginning in 2014.

Even though this section in the Supplement discusses consequences to United States individuals, you should be aware that the Foreign Account Tax Compliance Act (FATCA) which applies beginning in 2014 to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are directed at foreign entities, but presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. For this reason, AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments, beginning in 2014. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

(9) CUSTOMER LOYALTY CREDIT. We provide a monthly Customer Loyalty Credit at an annual rate of 0.10% on a current (non-guaranteed) basis. The Customer Loyalty Credit reduces the total monthly deductions and is calculated as a percent of the unloaned account value, not including any value in the GIO.

(10) MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.


It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.


(11) FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2013 and for each of the two years in the period ended December 31, 2013, and the consolidated financial statements of AXA Equitable at December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.


(12) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2013..............  A-3
   Statements of Operations for the Year Ended December 31, 2013........ A-36
   Statements of Changes in Net Assets for the Years Ended December 31,
     2013 and 2012...................................................... A-56
   Notes to Financial Statements........................................ A-95

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2013 and 2012..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2013, 2012 and 2011................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2013, 2012 and 2011...................................  F-4
   Consolidated Statements of Equity, Years Ended December 31, 2013,
     2012 and 2011......................................................  F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2013, 2012 and 2011................................................  F-6
   Notes to Consolidated Financial Statements...........................  F-8

                                  A-1  #611965

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2014

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                            ALL ASSET        ALL ASSET    ALL ASSET MODERATE AMERICAN CENTURY VP
                                                        AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*   MID CAP VALUE FUND
                                                        ------------------ -------------- ------------------ -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,140,476      $14,861,779        $924,753          $22,560,847
Receivable for the Portfolios shares sold..............             --               --              --              102,201
Receivable for policy-related transactions.............        394,004           20,929           8,017                    -
                                                            ----------      -----------        --------          -----------
   Total assets........................................      1,534,480       14,882,708         932,770           22,663,048
                                                            ----------      -----------        --------          -----------

LIABILITIES:
Payable for the Portfolios shares purchased............        393,999           20,929           8,012                   --
Payable for policy-related transactions................             --               --              --               79,201
                                                            ----------      -----------        --------          -----------
   Total liabilities...................................        393,999           20,929           8,012               79,201
                                                            ----------      -----------        --------          -----------
NET ASSETS.............................................     $1,140,481      $14,861,779        $924,758          $22,583,847
                                                            ==========      ===========        ========          ===========

NET ASSETS:
Accumulation Unit Value................................     $1,140,478      $14,861,379        $924,757          $22,583,839
Retained by AXA Equitable in Separate Account FP.......              3              400               1                    8
                                                            ----------      -----------        --------          -----------
TOTAL NET ASSETS.......................................     $1,140,481      $14,861,779        $924,758          $22,583,847
                                                            ==========      ===========        ========          ===========

Investments in shares of the Portfolios, at cost.......     $1,119,531      $14,196,977        $911,414          $19,023,958
The Portfolios shares held
   Class B.............................................         95,742          756,749          83,436                   --
   Class II............................................             --               --              --            1,220,825
   Class 4.............................................             --               --              --                   --

                                                            AMERICAN FUNDS
                                                         INSURANCE SERIES(R)      AMERICAN FUNDS
                                                             GLOBAL SMALL       INSURANCE SERIES(R)
                                                        CAPITALIZATION FUND/SM/  NEW WORLD FUND(R)
                                                        ----------------------  -------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.        $868,628              $937,814
Receivable for the Portfolios shares sold..............              --                    --
Receivable for policy-related transactions.............          16,320                15,025
                                                               --------              --------
   Total assets........................................         884,948               952,839
                                                               --------              --------

LIABILITIES:
Payable for the Portfolios shares purchased............          16,310                15,020
Payable for policy-related transactions................              --                    --
                                                               --------              --------
   Total liabilities...................................          16,310                15,020
                                                               --------              --------
NET ASSETS.............................................        $868,638              $937,819
                                                               ========              ========

NET ASSETS:
Accumulation Unit Value................................        $868,635              $937,818
Retained by AXA Equitable in Separate Account FP.......               3                     1
                                                               --------              --------
TOTAL NET ASSETS.......................................        $868,638              $937,819
                                                               ========              ========

Investments in shares of the Portfolios, at cost.......        $828,552              $920,974
The Portfolios shares held
   Class B.............................................              --                    --
   Class II............................................              --                    --
   Class 4.............................................          33,971                37,528

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013



                                                        AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                         ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                        -------------- ------------ ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $144,012,037  $16,002,866    $37,513,234       $4,199,523
Receivable for the Portfolios shares sold..............        32,107        1,056        209,752               --
Receivable for policy-related transactions.............            --           --             --              107
                                                         ------------  -----------    -----------       ----------
   Total assets........................................   144,044,144   16,003,922     37,722,986        4,199,630
                                                         ------------  -----------    -----------       ----------

LIABILITIES:
Payable for the Portfolios shares purchased............            --           --             --              107
Payable for policy-related transactions................        32,107        1,056        209,752               --
                                                         ------------  -----------    -----------       ----------
   Total liabilities...................................        32,107        1,056        209,752              107
                                                         ------------  -----------    -----------       ----------
NET ASSETS.............................................  $144,012,037  $16,002,866    $37,513,234       $4,199,523
                                                         ============  ===========    ===========       ==========

NET ASSETS:
Accumulation Unit Value................................  $143,963,594  $16,002,866    $37,510,628       $4,199,518
Retained by AXA Equitable in Separate Account FP.......        48,443           --          2,606                5
                                                         ------------  -----------    -----------       ----------
TOTAL NET ASSETS.......................................  $144,012,037  $16,002,866    $37,513,234       $4,199,523
                                                         ============  ===========    ===========       ==========

Investments in shares of the Portfolios, at cost.......  $116,940,989  $14,622,581    $37,520,809       $3,878,536
The Portfolios shares held
   Class A.............................................     5,433,224           --      2,830,886               --
   Class B.............................................     6,629,635    1,147,250      1,046,257          316,951

                                                                                AXA
                                                        AXA CONSERVATIVE CONSERVATIVE-PLUS
                                                           STRATEGY*        ALLOCATION*
                                                        ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $1,509,390       $35,577,345
Receivable for the Portfolios shares sold..............            --                --
Receivable for policy-related transactions.............            --            28,424
                                                           ----------       -----------
   Total assets........................................     1,509,390        35,605,769
                                                           ----------       -----------

LIABILITIES:
Payable for the Portfolios shares purchased............            --            28,424
Payable for policy-related transactions................            --                --
                                                           ----------       -----------
   Total liabilities...................................            --            28,424
                                                           ----------       -----------
NET ASSETS.............................................    $1,509,390       $35,577,345
                                                           ==========       ===========

NET ASSETS:
Accumulation Unit Value................................    $1,509,390       $35,574,147
Retained by AXA Equitable in Separate Account FP.......            --             3,198
                                                           ----------       -----------
TOTAL NET ASSETS.......................................    $1,509,390       $35,577,345
                                                           ==========       ===========

Investments in shares of the Portfolios, at cost.......    $1,475,541       $33,748,198
The Portfolios shares held
   Class A.............................................            --         2,052,684
   Class B.............................................       128,687         1,451,277

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        AXA GROWTH   AXA MODERATE    AXA MODERATE   AXA MODERATE-PLUS
                                                        STRATEGY*    ALLOCATION*   GROWTH STRATEGY*    ALLOCATION*
                                                        ----------- -------------- ---------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $22,985,782 $1,057,116,946   $54,106,015      $442,152,748
Receivable for the Portfolios shares sold..............          --        616,898            --                --
Receivable for policy-related transactions.............      29,058             --       157,629           935,745
                                                        ----------- --------------   -----------      ------------
   Total assets........................................  23,014,840  1,057,733,844    54,263,644       443,088,493
                                                        ----------- --------------   -----------      ------------

LIABILITIES:
Payable for the Portfolios shares purchased............      29,058             --       157,479           935,622
Payable for policy-related transactions................          --        927,062            --                --
                                                        ----------- --------------   -----------      ------------
   Total liabilities...................................      29,058        927,062       157,479           935,622
                                                        ----------- --------------   -----------      ------------
NET ASSETS............................................. $22,985,782 $1,056,806,782   $54,106,165      $442,152,871
                                                        =========== ==============   ===========      ============

NET ASSETS:
Accumulation Unit Value................................ $22,985,782 $1,053,669,043   $54,106,161      $442,127,779
Accumulation nonunitized...............................          --      3,012,603            --                --
Retained by AXA Equitable in Separate Account FP.......          --        125,136             4            25,092
                                                        ----------- --------------   -----------      ------------
TOTAL NET ASSETS....................................... $22,985,782 $1,056,806,782   $54,106,165      $442,152,871
                                                        =========== ==============   ===========      ============

Investments in shares of the Portfolios, at cost....... $19,925,589 $1,000,298,662   $47,523,658      $393,200,670
The Portfolios shares held
   Class A.............................................          --     61,953,952            --        18,249,503
   Class B.............................................   1,467,736     10,751,160     3,585,555        19,679,974

                                                        AXA TACTICAL AXA TACTICAL
                                                        MANAGER 400* MANAGER 500*
                                                        ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $2,991,504   $2,782,519
Receivable for the Portfolios shares sold..............          --           --
Receivable for policy-related transactions.............     112,255          483
                                                         ----------   ----------
   Total assets........................................   3,103,759    2,783,002
                                                         ----------   ----------

LIABILITIES:
Payable for the Portfolios shares purchased............     112,225          458
Payable for policy-related transactions................          --           --
                                                         ----------   ----------
   Total liabilities...................................     112,225          458
                                                         ----------   ----------
NET ASSETS.............................................  $2,991,534   $2,782,544
                                                         ==========   ==========

NET ASSETS:
Accumulation Unit Value................................  $2,991,533   $2,782,544
Accumulation nonunitized...............................          --           --
Retained by AXA Equitable in Separate Account FP.......           1           --
                                                         ----------   ----------
TOTAL NET ASSETS.......................................  $2,991,534   $2,782,544
                                                         ==========   ==========

Investments in shares of the Portfolios, at cost.......  $2,603,063   $2,371,137
The Portfolios shares held
   Class A.............................................          --           --
   Class B.............................................     150,078      156,980

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        AXA TACTICAL  AXA TACTICAL MANAGER   BLACKROCK GLOBAL
                                                        MANAGER 2000*    INTERNATIONAL*    ALLOCATION V.I. FUND
                                                        ------------- -------------------- --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $2,131,863        $1,616,949           $7,005,745
Receivable for the Portfolios shares sold..............         239                --              257,007
Receivable for policy-related transactions.............          --               877                   --
                                                         ----------        ----------           ----------
   Total assets........................................   2,132,102         1,617,826            7,262,752
                                                         ----------        ----------           ----------

LIABILITIES:
Payable for the Portfolios shares purchased............          --               862                   --
Payable for policy-related transactions................         214                --              257,007
                                                         ----------        ----------           ----------
   Total liabilities...................................         214               862              257,007
                                                         ----------        ----------           ----------
NET ASSETS.............................................  $2,131,888        $1,616,964           $7,005,745
                                                         ==========        ==========           ==========

NET ASSETS:
Accumulation Unit Value................................  $2,131,885        $1,616,962           $7,004,781
Retained by AXA Equitable in Separate Account FP.......           3                 2                  964
                                                         ----------        ----------           ----------
TOTAL NET ASSETS.......................................  $2,131,888        $1,616,964           $7,005,745
                                                         ==========        ==========           ==========

Investments in shares of the Portfolios, at cost.......  $1,849,005        $1,477,086           $6,656,597
The Portfolios shares held
   Class A.............................................          --                --                   --
   Class B.............................................     112,110           120,151                   --
   Class III...........................................          --                --              449,663

                                                        EQ/ALLIANCEBERNSTEIN EQ/BLACKROCK BASIC EQ/BOSTON ADVISORS
                                                         SMALL CAP GROWTH*     VALUE EQUITY*      EQUITY INCOME*
                                                        -------------------- ------------------ ------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $216,876,884        $210,266,734       $19,832,712
Receivable for the Portfolios shares sold..............          213,690             521,970             7,344
Receivable for policy-related transactions.............               --                  --                --
                                                            ------------        ------------       -----------
   Total assets........................................      217,090,574         210,788,704        19,840,056
                                                            ------------        ------------       -----------

LIABILITIES:
Payable for the Portfolios shares purchased............               --                  --                --
Payable for policy-related transactions................          213,678             521,970             7,344
                                                            ------------        ------------       -----------
   Total liabilities...................................          213,678             521,970             7,344
                                                            ------------        ------------       -----------
NET ASSETS.............................................     $216,876,896        $210,266,734       $19,832,712
                                                            ============        ============       ===========

NET ASSETS:
Accumulation Unit Value................................     $216,845,785        $210,200,850       $19,832,102
Retained by AXA Equitable in Separate Account FP.......           31,111              65,884               610
                                                            ------------        ------------       -----------
TOTAL NET ASSETS.......................................     $216,876,896        $210,266,734       $19,832,712
                                                            ============        ============       ===========

Investments in shares of the Portfolios, at cost.......     $155,113,490        $149,822,399       $16,815,236
The Portfolios shares held
   Class A.............................................        6,918,903           1,926,083           873,260
   Class B.............................................        3,322,163           8,661,226         2,047,140
   Class III...........................................               --                  --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/CALVERT SOCIALLY EQ/CAPITAL GUARDIAN EQ/COMMON STOCK EQ/CORE BOND
                                                           RESPONSIBLE*          RESEARCH*          INDEX*         INDEX*
                                                        ------------------- ------------------- --------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $1,293,662         $110,067,322     $1,589,057,397  $53,353,974
Receivable for the Portfolios shares sold..............             --               31,773          2,450,510           --
Receivable for policy-related transactions.............            396                   --                 --       23,117
                                                            ----------         ------------     --------------  -----------
   Total assets........................................      1,294,058          110,099,095      1,591,507,907   53,377,091
                                                            ----------         ------------     --------------  -----------

LIABILITIES:
Payable for the Portfolios shares purchased............            396                   --                 --       23,102
Payable for policy-related transactions................             --               31,773          3,739,789           --
                                                            ----------         ------------     --------------  -----------
   Total liabilities...................................            396               31,773          3,739,789       23,102
                                                            ----------         ------------     --------------  -----------
NET ASSETS.............................................     $1,293,662         $110,067,322     $1,587,768,118  $53,353,989
                                                            ==========         ============     ==============  ===========

NET ASSETS:
Accumulation Unit Value................................     $1,180,058         $109,954,370     $1,583,822,243  $53,337,183
Accumulation nonunitized...............................             --                   --          3,857,120           --
Retained by AXA Equitable in Separate Account FP.......        113,604              112,952             88,755       16,806
                                                            ----------         ------------     --------------  -----------
TOTAL NET ASSETS.......................................     $1,293,662         $110,067,322     $1,587,768,118  $53,353,989
                                                            ==========         ============     ==============  ===========

Investments in shares of the Portfolios, at cost.......     $  933,640         $ 76,940,434     $1,257,769,251  $54,375,891
The Portfolios shares held
   Class A.............................................         24,570              805,254         59,346,310    3,193,275
   Class B.............................................         91,868            4,995,797          7,656,069    2,209,666

                                                         EQ/EQUITY   EQ/EQUITY GROWTH
                                                         500 INDEX*       PLUS*
                                                        ------------ ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $696,279,737   $113,031,375
Receivable for the Portfolios shares sold..............    3,954,213         88,858
Receivable for policy-related transactions.............       27,689             --
                                                        ------------   ------------
   Total assets........................................  700,261,639    113,120,233
                                                        ------------   ------------

LIABILITIES:
Payable for the Portfolios shares purchased............           --             --
Payable for policy-related transactions................    3,967,933         88,858
                                                        ------------   ------------
   Total liabilities...................................    3,967,933         88,858
                                                        ------------   ------------
NET ASSETS............................................. $696,293,706   $113,031,375
                                                        ============   ============

NET ASSETS:
Accumulation Unit Value................................ $695,807,663   $112,957,465
Accumulation nonunitized...............................      444,634             --
Retained by AXA Equitable in Separate Account FP.......       41,409         73,910
                                                        ------------   ------------
TOTAL NET ASSETS....................................... $696,293,706   $113,031,375
                                                        ============   ============

Investments in shares of the Portfolios, at cost....... $494,450,481   $ 79,355,198
The Portfolios shares held
   Class A.............................................   16,683,793      1,664,555
   Class B.............................................    4,959,451      3,725,279

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                                                      EQ/GLOBAL
                                                        EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL   MULTI-SECTOR
                                                        AND ACQUISITIONS* COMPANY VALUE* BOND PLUS*    EQUITY*
                                                        ----------------- -------------- ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $12,494,674     $154,040,154  $20,958,721 $165,449,257
Receivable for the Portfolios shares sold..............         33,488          138,890           --       27,301
Receivable for policy-related transactions.............             --               --        4,312           --
                                                           -----------     ------------  ----------- ------------
   Total assets........................................     12,528,162      154,179,044   20,963,033  165,476,558
                                                           -----------     ------------  ----------- ------------

LIABILITIES:
Payable for the Portfolios shares purchased............             --               --        4,312           --
Payable for policy-related transactions................         33,488          138,890           --       27,296
                                                           -----------     ------------  ----------- ------------
   Total liabilities...................................         33,488          138,890        4,312       27,296
                                                           -----------     ------------  ----------- ------------
NET ASSETS.............................................    $12,494,674     $154,040,154  $20,958,721 $165,449,262
                                                           ===========     ============  =========== ============

NET ASSETS:
Accumulation Unit Value................................    $12,493,996     $154,038,804  $20,957,823 $165,407,020
Accumulation nonunitized...............................             --               --           --           --
Retained by AXA Equitable in Separate Account FP.......            678            1,350          898       42,242
                                                           -----------     ------------  ----------- ------------
TOTAL NET ASSETS.......................................    $12,494,674     $154,040,154  $20,958,721 $165,449,262
                                                           ===========     ============  =========== ============

Investments in shares of the Portfolios, at cost.......    $11,851,652     $105,683,475  $22,352,600 $138,206,514
The Portfolios shares held
   Class A.............................................         64,048           61,596    1,293,451    2,321,443
   Class B.............................................        882,617        2,688,289      956,338    8,885,637

                                                        EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                        GOVERNMENT BOND*    CORE PLUS*
                                                        ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $89,293,258      $31,687,646
Receivable for the Portfolios shares sold..............            --           78,664
Receivable for policy-related transactions.............     2,082,750               --
                                                          -----------      -----------
   Total assets........................................    91,376,008       31,766,310
                                                          -----------      -----------

LIABILITIES:
Payable for the Portfolios shares purchased............     2,093,171               --
Payable for policy-related transactions................       153,820           78,664
                                                          -----------      -----------
   Total liabilities...................................     2,246,991           78,664
                                                          -----------      -----------
NET ASSETS.............................................   $89,129,017      $31,687,646
                                                          ===========      ===========

NET ASSETS:
Accumulation Unit Value................................   $88,939,986      $31,679,346
Accumulation nonunitized...............................       171,501               --
Retained by AXA Equitable in Separate Account FP.......        17,530            8,300
                                                          -----------      -----------
TOTAL NET ASSETS.......................................   $89,129,017      $31,687,646
                                                          ===========      ===========

Investments in shares of the Portfolios, at cost.......   $88,064,097      $26,986,133
The Portfolios shares held
   Class A.............................................     6,701,810          584,345
   Class B.............................................     2,061,888        2,485,800

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INVESCO  EQ/JPMORGAN VALUE
                                                         EQUITY INDEX*     VALUE PLUS*    COMSTOCK*    OPPORTUNITIES*
                                                        ---------------- ---------------- ----------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $353,059,548     $100,346,412   $10,334,906    $28,941,475
Receivable for the Portfolios shares sold..............         56,967          244,982            --             --
Receivable for policy-related transactions.............             --               --         2,735            167
                                                          ------------     ------------   -----------    -----------
   Total assets........................................    353,116,515      100,591,394    10,337,641     28,941,642
                                                          ------------     ------------   -----------    -----------

LIABILITIES:
Payable for the Portfolios shares purchased............             --               --         2,735            167
Payable for policy-related transactions................        177,351          244,982            --             --
                                                          ------------     ------------   -----------    -----------
   Total liabilities...................................        177,351          244,982         2,735            167
                                                          ------------     ------------   -----------    -----------
NET ASSETS.............................................   $352,939,164     $100,346,412   $10,334,906    $28,941,475
                                                          ============     ============   ===========    ===========

NET ASSETS:
Accumulation Unit Value................................   $352,525,284     $100,321,218   $10,334,468    $28,853,585
Accumulation nonunitized...............................        370,950               --            --             --
Retained by AXA Equitable in Separate Account FP.......         42,930           25,194           438         87,890
                                                          ------------     ------------   -----------    -----------
TOTAL NET ASSETS.......................................   $352,939,164     $100,346,412   $10,334,906    $28,941,475
                                                          ============     ============   ===========    ===========

Investments in shares of the Portfolios, at cost.......   $353,094,609     $ 90,790,474   $ 8,214,829    $21,985,165
The Portfolios shares held
   Class A.............................................     30,254,372        1,566,301       346,478         90,266
   Class B.............................................      5,885,935        6,125,053       390,823      1,968,762

                                                        EQ/LARGE CAP EQ/LARGE CAP
                                                         CORE PLUS*  GROWTH INDEX*
                                                        ------------ -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $17,689,610  $128,735,443
Receivable for the Portfolios shares sold..............       1,536        49,863
Receivable for policy-related transactions.............          --            --
                                                        -----------  ------------
   Total assets........................................  17,691,146   128,785,306
                                                        -----------  ------------

LIABILITIES:
Payable for the Portfolios shares purchased............          --            --
Payable for policy-related transactions................       1,536        49,863
                                                        -----------  ------------
   Total liabilities...................................       1,536        49,863
                                                        -----------  ------------
NET ASSETS............................................. $17,689,610  $128,735,443
                                                        ===========  ============

NET ASSETS:
Accumulation Unit Value................................ $17,675,783  $128,682,129
Accumulation nonunitized...............................          --            --
Retained by AXA Equitable in Separate Account FP.......      13,827        53,314
                                                        -----------  ------------
TOTAL NET ASSETS....................................... $17,689,610  $128,735,443
                                                        ===========  ============

Investments in shares of the Portfolios, at cost....... $15,265,170  $ 83,490,294
The Portfolios shares held
   Class A.............................................     133,284     1,176,866
   Class B.............................................   1,897,526     9,239,541

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        EQ/LARGE CAP EQ/LARGE CAP    EQ/LARGE     EQ/LORD ABBETT
                                                        GROWTH PLUS* VALUE INDEX* CAP VALUE PLUS* LARGE CAP CORE*
                                                        ------------ ------------ --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $146,550,114 $15,212,384   $382,100,532     $12,559,894
Receivable for the Portfolios shares sold..............           --       7,419         40,782          17,386
Receivable for policy-related transactions.............          261          --         37,626              --
                                                        ------------ -----------   ------------     -----------
   Total assets........................................  146,550,375  15,219,803    382,178,940      12,577,280
                                                        ------------ -----------   ------------     -----------

LIABILITIES:
Payable for the Portfolios shares purchased............       24,543          --             --              --
Payable for policy-related transactions................           --       7,446         53,048          17,386
                                                        ------------ -----------   ------------     -----------
   Total liabilities...................................       24,543       7,446         53,048          17,386
                                                        ------------ -----------   ------------     -----------
NET ASSETS............................................. $146,525,832 $15,212,357   $382,125,892     $12,559,894
                                                        ============ ===========   ============     ===========

NET ASSETS:
Accumulation Unit Value................................ $146,490,259 $15,199,730   $381,900,803     $12,559,780
Accumulation nonunitized...............................           --          --        180,715              --
Retained by AXA Equitable in Separate Account FP.......       35,573      12,627         44,374             114
                                                        ------------ -----------   ------------     -----------
TOTAL NET ASSETS....................................... $146,525,832 $15,212,357   $382,125,892     $12,559,894
                                                        ============ ===========   ============     ===========

Investments in shares of the Portfolios, at cost....... $ 84,810,136 $11,139,518   $347,031,995     $11,246,950
The Portfolios shares held
   Class A.............................................      385,800   1,075,881     18,398,616         564,536
   Class B.............................................    5,611,833     910,452      8,362,282         360,850

                                                               EQ/MFS            EQ/MID
                                                        INTERNATIONAL GROWTH*  CAP INDEX*
                                                        --------------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $39,188,652      $112,881,284
Receivable for the Portfolios shares sold..............           17,308             6,314
Receivable for policy-related transactions.............               --                --
                                                             -----------      ------------
   Total assets........................................       39,205,960       112,887,598
                                                             -----------      ------------

LIABILITIES:
Payable for the Portfolios shares purchased............               --                --
Payable for policy-related transactions................           17,308             6,314
                                                             -----------      ------------
   Total liabilities...................................           17,308             6,314
                                                             -----------      ------------
NET ASSETS.............................................      $39,188,652      $112,881,284
                                                             ===========      ============

NET ASSETS:
Accumulation Unit Value................................      $39,188,484      $112,861,080
Accumulation nonunitized...............................               --                --
Retained by AXA Equitable in Separate Account FP.......              168            20,204
                                                             -----------      ------------
TOTAL NET ASSETS.......................................      $39,188,652      $112,881,284
                                                             ===========      ============

Investments in shares of the Portfolios, at cost.......      $32,543,246      $ 80,470,801
The Portfolios shares held
   Class A.............................................               --         2,318,831
   Class B.............................................        5,303,398         6,834,736

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                                       EQ/MORGAN
                                                            EQ/MID        EQ/MONEY     EQ/MONTAG &    STANLEY MID
                                                        CAP VALUE PLUS*   MARKET*    CALDWELL GROWTH* CAP GROWTH*
                                                        --------------- ------------ ---------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $219,502,588   $196,013,198   $24,359,148    $55,481,805
Receivable for the Portfolios shares sold..............        60,637             --       111,603             --
Receivable for policy-related transactions.............            --             --            --         45,571
                                                         ------------   ------------   -----------    -----------
   Total assets........................................   219,563,225    196,013,198    24,470,751     55,527,376
                                                         ------------   ------------   -----------    -----------

LIABILITIES:
Payable for the Portfolios shares purchased............            --        448,001            --         45,572
Payable for policy-related transactions................        60,637     11,515,403       111,603             --
                                                         ------------   ------------   -----------    -----------
   Total liabilities...................................        60,637     11,963,404       111,603         45,572
                                                         ------------   ------------   -----------    -----------
NET ASSETS.............................................  $219,502,588   $184,049,794   $24,359,148    $55,481,804
                                                         ============   ============   ===========    ===========

NET ASSETS:
Accumulation Unit Value................................  $219,468,809   $183,485,213   $24,358,310    $55,481,221
Accumulation nonunitized...............................            --        533,246            --             --
Retained by AXA Equitable in Separate Account FP.......        33,779         31,335           838            583
                                                         ------------   ------------   -----------    -----------
TOTAL NET ASSETS.......................................  $219,502,588   $184,049,794   $24,359,148    $55,481,804
                                                         ============   ============   ===========    ===========

Investments in shares of the Portfolios, at cost.......  $140,523,799   $196,012,876   $20,826,389    $45,376,826
The Portfolios shares held
   Class A.............................................    14,810,277    143,128,805     1,260,566      1,539,631
   Class B.............................................       897,351     52,810,594     1,933,258      1,186,610

                                                            EQ/PIMCO      EQ/QUALITY
                                                        ULTRA SHORT BOND* BOND PLUS*
                                                        ----------------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $38,878,088    $66,703,761
Receivable for the Portfolios shares sold..............          6,759             --
Receivable for policy-related transactions.............             --         81,089
                                                           -----------    -----------
   Total assets........................................     38,884,847     66,784,850
                                                           -----------    -----------

LIABILITIES:
Payable for the Portfolios shares purchased............             --         80,497
Payable for policy-related transactions................          6,759             --
                                                           -----------    -----------
   Total liabilities...................................          6,759         80,497
                                                           -----------    -----------
NET ASSETS.............................................    $38,878,088    $66,704,353
                                                           ===========    ===========

NET ASSETS:
Accumulation Unit Value................................    $38,876,080    $66,578,392
Accumulation nonunitized...............................             --         54,415
Retained by AXA Equitable in Separate Account FP.......          2,008         71,546
                                                           -----------    -----------
TOTAL NET ASSETS.......................................    $38,878,088    $66,704,353
                                                           ===========    ===========

Investments in shares of the Portfolios, at cost.......    $39,155,897    $72,407,243
The Portfolios shares held
   Class A.............................................      2,080,134      5,291,174
   Class B.............................................      1,845,564      2,674,988

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013



                                                        EQ/SMALL COMPANY EQ/T. ROWE PRICE EQ/UBS GROWTH & EQ/WELLS FARGO
                                                             INDEX*       GROWTH STOCK*       INCOME*     OMEGA GROWTH*
                                                        ---------------- ---------------- --------------- --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $71,671,035      $55,991,618      $8,990,180     $96,518,219
Receivable for the Portfolios shares sold..............        82,779               --              --         712,854
Receivable for policy-related transactions.............            --          525,742           1,129              --
                                                          -----------      -----------      ----------     -----------
   Total assets........................................    71,753,814       56,517,360       8,991,309      97,231,073
                                                          -----------      -----------      ----------     -----------

LIABILITIES:
Payable for the Portfolios shares purchased............            --          525,742           1,129              --
Payable for policy-related transactions................        82,779               --              --         712,854
                                                          -----------      -----------      ----------     -----------
   Total liabilities...................................        82,779          525,742           1,129         712,854
                                                          -----------      -----------      ----------     -----------
NET ASSETS.............................................   $71,671,035      $55,991,618      $8,990,180     $96,518,219
                                                          ===========      ===========      ==========     ===========

NET ASSETS:
Accumulation Unit Value................................   $71,646,743      $55,886,701      $8,990,091     $96,470,415
Accumulation nonunitized...............................            --               --              --              --
Retained by AXA Equitable in Separate Account FP.......        24,292          104,917              89          47,804
                                                          -----------      -----------      ----------     -----------
TOTAL NET ASSETS.......................................   $71,671,035      $55,991,618      $8,990,180     $96,518,219
                                                          ===========      ===========      ==========     ===========

Investments in shares of the Portfolios, at cost.......   $55,513,377      $37,293,332      $6,808,007     $89,737,821
The Portfolios shares held
   Class A.............................................     3,772,251           45,153              --         957,562
   Class B.............................................     2,067,802        1,646,593       1,042,655       7,047,755
   Service Class 2.....................................            --               --              --              --

                                                        FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                           MANAGER: GROWTH     CONTRAFUND(R)
                                                              PORTFOLIO          PORTFOLIO
                                                        --------------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $1,320,625         $70,928,428
Receivable for the Portfolios shares sold..............           3,010             231,270
Receivable for policy-related transactions.............              --                  --
                                                             ----------         -----------
   Total assets........................................       1,323,635          71,159,698
                                                             ----------         -----------

LIABILITIES:
Payable for the Portfolios shares purchased............              --                  --
Payable for policy-related transactions................           3,010             231,270
                                                             ----------         -----------
   Total liabilities...................................           3,010             231,270
                                                             ----------         -----------
NET ASSETS.............................................      $1,320,625         $70,928,428
                                                             ==========         ===========

NET ASSETS:
Accumulation Unit Value................................      $1,319,759         $70,922,425
Accumulation nonunitized...............................              --                  --
Retained by AXA Equitable in Separate Account FP.......             866               6,003
                                                             ----------         -----------
TOTAL NET ASSETS.......................................      $1,320,625         $70,928,428
                                                             ==========         ===========

Investments in shares of the Portfolios, at cost.......      $1,063,709         $59,658,823
The Portfolios shares held
   Class A.............................................              --                  --
   Class B.............................................              --                  --
   Service Class 2.....................................          72,963           2,100,338

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                         EQUITY-INCOME  GROWTH & INCOME   HIGH INCOME   INVESTMENT GRADE
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
                                                        --------------- --------------- --------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $1,377,666      $5,885,962      $10,830,790     $14,747,422
Receivable for the Portfolios shares sold..............       11,833          19,792          512,227       3,620,868
Receivable for policy-related transactions.............           --              --               --              --
                                                          ----------      ----------      -----------     -----------
   Total assets........................................    1,389,499       5,905,754       11,343,017      18,368,290
                                                          ----------      ----------      -----------     -----------

LIABILITIES:
Payable for the Portfolios shares purchased............           --              --               --              --
Payable for policy-related transactions................       11,833          19,792          512,227       3,620,868
                                                          ----------      ----------      -----------     -----------
   Total liabilities...................................       11,833          19,792          512,227       3,620,868
                                                          ----------      ----------      -----------     -----------
NET ASSETS.............................................   $1,377,666      $5,885,962      $10,830,790     $14,747,422
                                                          ==========      ==========      ===========     ===========

NET ASSETS:
Accumulation Unit Value................................   $1,373,303      $5,885,273      $10,830,702     $14,747,101
Accumulation nonunitized...............................           --              --               --              --
Retained by AXA Equitable in Separate Account FP.......        4,363             689               88             321
                                                          ----------      ----------      -----------     -----------
TOTAL NET ASSETS.......................................   $1,377,666      $5,885,962      $10,830,790     $14,747,422
                                                          ==========      ==========      ===========     ===========

Investments in shares of the Portfolios, at cost.......   $1,212,134      $4,864,450      $11,061,762     $15,177,893
The Portfolios shares held
   Service Class 2.....................................       60,213         312,750        1,920,353       1,219,803

                                                        FIDELITY(R) VIP FIDELITY(R) VIP
                                                            MID CAP      MONEY MARKET
                                                           PORTFOLIO       PORTFOLIO
                                                        --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $30,689,280     $1,329,010
Receivable for the Portfolios shares sold..............       756,584             --
Receivable for policy-related transactions.............            --            100
                                                          -----------     ----------
   Total assets........................................    31,445,864      1,329,110
                                                          -----------     ----------

LIABILITIES:
Payable for the Portfolios shares purchased............            --            100
Payable for policy-related transactions................       756,584             --
                                                          -----------     ----------
   Total liabilities...................................       756,584            100
                                                          -----------     ----------
NET ASSETS.............................................   $30,689,280     $1,329,010
                                                          ===========     ==========

NET ASSETS:
Accumulation Unit Value................................   $30,674,850     $1,328,913
Accumulation nonunitized...............................            --             --
Retained by AXA Equitable in Separate Account FP.......        14,430             97
                                                          -----------     ----------
TOTAL NET ASSETS.......................................   $30,689,280     $1,329,010
                                                          ===========     ==========

Investments in shares of the Portfolios, at cost.......   $28,191,646     $1,329,010
The Portfolios shares held
   Service Class 2.....................................       862,058      1,329,011

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                        FIDELITY(R) VIP FIDELITY(R) VIP  FRANKLIN RISING FRANKLIN SMALL
                                                             VALUE      VALUE STRATEGIES    DIVIDENDS       CAP VALUE
                                                           PORTFOLIO       PORTFOLIO     SECURITIES FUND SECURITIES FUND
                                                        --------------- ---------------- --------------- ---------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $1,256,554        $533,016       $48,326,911     $6,513,290
Receivable for the Portfolios shares sold..............           --           3,816            12,739         48,019
Receivable for policy-related transactions.............          100              --                --             --
                                                          ----------        --------       -----------     ----------
   Total assets........................................    1,256,654         536,832        48,339,650      6,561,309
                                                          ----------        --------       -----------     ----------

LIABILITIES:
Payable for the Portfolios shares purchased............          100              --                --             --
Payable for policy-related transactions................           --           3,816            12,739         48,019
                                                          ----------        --------       -----------     ----------
   Total liabilities...................................          100           3,816            12,739         48,019
                                                          ----------        --------       -----------     ----------
NET ASSETS.............................................   $1,256,554        $533,016       $48,326,911     $6,513,290
                                                          ==========        ========       ===========     ==========

NET ASSETS:
Accumulation Unit Value................................   $1,243,881        $532,797       $48,326,373     $6,510,735
Retained by AXA Equitable in Separate Account FP.......       12,673             219               538          2,555
                                                          ----------        --------       -----------     ----------
TOTAL NET ASSETS.......................................   $1,256,554        $533,016       $48,326,911     $6,513,290
                                                          ==========        ========       ===========     ==========

Investments in shares of the Portfolios, at cost.......   $1,051,451        $417,366       $38,712,020     $5,257,181
The Portfolios shares held
   Class 2.............................................           --              --         1,749,707        270,598
   Service Class 2.....................................       83,492          36,861                --             --
   Service Shares......................................           --              --                --             --

                                                            FRANKLIN     GOLDMAN SACHS
                                                        STRATEGIC INCOME  VIT MID CAP
                                                        SECURITIES FUND   VALUE FUND
                                                        ---------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $24,933,240     $8,692,444
Receivable for the Portfolios shares sold..............            --            777
Receivable for policy-related transactions.............        12,760            823
                                                          -----------     ----------
   Total assets........................................    24,946,000      8,694,044
                                                          -----------     ----------

LIABILITIES:
Payable for the Portfolios shares purchased............        12,760             --
Payable for policy-related transactions................            --             --
                                                          -----------     ----------
   Total liabilities...................................        12,760             --
                                                          -----------     ----------
NET ASSETS.............................................   $24,933,240     $8,694,044
                                                          ===========     ==========

NET ASSETS:
Accumulation Unit Value................................   $24,932,195     $8,693,989
Retained by AXA Equitable in Separate Account FP.......         1,045             55
                                                          -----------     ----------
TOTAL NET ASSETS.......................................   $24,933,240     $8,694,044
                                                          ===========     ==========

Investments in shares of the Portfolios, at cost.......   $25,325,151     $7,456,684
The Portfolios shares held
   Class 2.............................................     2,027,093             --
   Service Class 2.....................................            --             --
   Service Shares......................................            --        465,833

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        INVESCO V.I.  INVESCO V.I. INVESCO V.I.  INVESCO V.I. MID INVESCO V.I.
                                                         DIVERSIFIED  GLOBAL REAL  INTERNATIONAL     CAP CORE      SMALL CAP
                                                        DIVIDEND FUND ESTATE FUND   GROWTH FUND    EQUITY FUND    EQUITY FUND
                                                        ------------- ------------ ------------- ---------------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $1,323,755   $21,013,302   $22,026,673     $3,684,861     $4,179,025
Receivable for the Portfolios shares sold..............      48,533            --            --          3,220          1,874
Receivable for policy-related transactions.............          --         9,857        11,972             --             --
                                                         ----------   -----------   -----------     ----------     ----------
   Total assets........................................   1,372,288    21,023,159    22,038,645      3,688,081      4,180,899
                                                         ----------   -----------   -----------     ----------     ----------

LIABILITIES:
Payable for the Portfolios shares purchased............          --        10,112        11,972             --             --
Payable for policy-related transactions................      48,508            --            --          3,160          1,734
                                                         ----------   -----------   -----------     ----------     ----------
   Total liabilities...................................      48,508        10,112        11,972          3,160          1,734
                                                         ----------   -----------   -----------     ----------     ----------
NET ASSETS.............................................  $1,323,780   $21,013,047   $22,026,673     $3,684,921     $4,179,165
                                                         ==========   ===========   ===========     ==========     ==========

NET ASSETS:
Accumulation Unit Value................................  $1,323,778   $21,013,020   $22,026,006     $3,684,919     $4,179,160
Retained by AXA Equitable in Separate Account FP.......           2            27           667              2              5
                                                         ----------   -----------   -----------     ----------     ----------
TOTAL NET ASSETS.......................................  $1,323,780   $21,013,047   $22,026,673     $3,684,921     $4,179,165
                                                         ==========   ===========   ===========     ==========     ==========

Investments in shares of the Portfolios, at cost.......  $1,190,273   $20,705,617   $18,531,705     $3,235,826     $3,138,746
The Portfolios shares held
   Series II...........................................      63,489     1,410,289       631,499        246,479        168,170
   Common Shares.......................................          --            --            --             --             --

                                                          IVY FUNDS
                                                        VIP DIVIDEND
                                                        OPPORTUNITIES
                                                        -------------
ASSETS:
Investments in shares of the Portfolios, at fair value.   $945,091
Receivable for the Portfolios shares sold..............     45,430
Receivable for policy-related transactions.............         --
                                                          --------
   Total assets........................................    990,521
                                                          --------

LIABILITIES:
Payable for the Portfolios shares purchased............         --
Payable for policy-related transactions................     45,430
                                                          --------
   Total liabilities...................................     45,430
                                                          --------
NET ASSETS.............................................   $945,091
                                                          ========

NET ASSETS:
Accumulation Unit Value................................   $943,600
Retained by AXA Equitable in Separate Account FP.......      1,491
                                                          --------
TOTAL NET ASSETS.......................................   $945,091
                                                          ========

Investments in shares of the Portfolios, at cost.......   $851,652
The Portfolios shares held
   Series II...........................................         --
   Common Shares.......................................    104,497

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                                            IVY FUNDS
                                                         IVY FUNDS  IVY FUNDS   IVY FUNDS  VIP SCIENCE   IVY FUNDS
                                                            VIP     VIP HIGH   VIP MID CAP     AND     VIP SMALL CAP
                                                          ENERGY     INCOME      GROWTH    TECHNOLOGY     GROWTH
                                                        ----------- ---------- ----------- ----------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $11,601,072 $6,145,063 $24,173,727 $16,143,792  $6,647,990
Receivable for the Portfolios shares sold..............          --         --      54,808     180,107          --
Receivable for policy-related transactions.............         134     28,239          --          --      30,450
                                                        ----------- ---------- ----------- -----------  ----------
   Total assets........................................  11,601,206  6,173,302  24,228,535  16,323,899   6,678,440
                                                        ----------- ---------- ----------- -----------  ----------

LIABILITIES:
Payable for the Portfolios shares purchased............          34     28,189          --          --      30,450
Payable for policy-related transactions................          --         --      51,808     180,107          --
                                                        ----------- ---------- ----------- -----------  ----------
   Total liabilities...................................          34     28,189      51,808     180,107      30,450
                                                        ----------- ---------- ----------- -----------  ----------
NET ASSETS............................................. $11,601,172 $6,145,113 $24,176,727 $16,143,792  $6,647,990
                                                        =========== ========== =========== ===========  ==========

NET ASSETS:
Accumulation Unit Value................................ $11,601,168 $6,145,108 $24,176,615 $16,143,286  $6,647,480
Retained by AXA Equitable in Separate Account FP.......           4          5         112         506         510
                                                        ----------- ---------- ----------- -----------  ----------
TOTAL NET ASSETS....................................... $11,601,172 $6,145,113 $24,176,727 $16,143,792  $6,647,990
                                                        =========== ========== =========== ===========  ==========

Investments in shares of the Portfolios, at cost....... $ 9,801,592 $5,978,405 $20,068,145 $14,053,843  $5,296,127
The Portfolios shares held
   Common Shares.......................................   1,546,026  1,537,842   2,254,318     607,277     483,248
   Service Shares......................................          --         --          --          --          --

                                                            LAZARD
                                                          RETIREMENT
                                                           EMERGING
                                                        MARKETS EQUITY
                                                          PORTFOLIO
                                                        --------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $46,664,757
Receivable for the Portfolios shares sold..............       38,780
Receivable for policy-related transactions.............           --
                                                         -----------
   Total assets........................................   46,703,537
                                                         -----------

LIABILITIES:
Payable for the Portfolios shares purchased............           --
Payable for policy-related transactions................       44,245
                                                         -----------
   Total liabilities...................................       44,245
                                                         -----------
NET ASSETS.............................................  $46,659,292
                                                         ===========

NET ASSETS:
Accumulation Unit Value................................  $46,650,548
Retained by AXA Equitable in Separate Account FP.......        8,744
                                                         -----------
TOTAL NET ASSETS.......................................  $46,659,292
                                                         ===========

Investments in shares of the Portfolios, at cost.......  $46,737,146
The Portfolios shares held
   Common Shares.......................................           --
   Service Shares......................................    2,169,445

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                             MFS(R) INVESTORS
                                                        MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS MFS(R) UTILITIES
                                                          VALUE PORTFOLIO         SERIES        TRUST SERIES        SERIES
                                                        -------------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.     $52,024,562         $1,947,856       $1,500,367       $1,452,177
Receivable for the Portfolios shares sold..............         588,975                 --               --            8,302
Receivable for policy-related transactions.............              --              2,318            5,096               --
                                                            -----------         ----------       ----------       ----------
   Total assets........................................      52,613,537          1,950,174        1,505,463        1,460,479
                                                            -----------         ----------       ----------       ----------

LIABILITIES:
Payable for the Portfolios shares purchased............              --              2,318            5,096               --
Payable for policy-related transactions................         588,675                 --               --            8,227
                                                            -----------         ----------       ----------       ----------
   Total liabilities...................................         588,675              2,318            5,096            8,227
                                                            -----------         ----------       ----------       ----------
NET ASSETS.............................................     $52,024,862         $1,947,856       $1,500,367       $1,452,252
                                                            ===========         ==========       ==========       ==========

NET ASSETS:
Accumulation Unit Value................................     $52,024,840         $1,947,822       $1,500,342       $1,452,249
Accumulation nonunitized...............................              --                 --               --               --
Retained by AXA Equitable in Separate Account FP.......              22                 34               25                3
                                                            -----------         ----------       ----------       ----------
TOTAL NET ASSETS.......................................     $52,024,862         $1,947,856       $1,500,367       $1,452,252
                                                            ===========         ==========       ==========       ==========

Investments in shares of the Portfolios, at cost.......     $42,852,286         $1,624,125       $1,199,524       $1,312,600
The Portfolios shares held
   Class A.............................................              --                 --               --               --
   Class B.............................................              --                 --               --               --
   Service Class.......................................       2,410,777            130,204           50,483           46,145

                                                           MULTIMANAGER    MULTIMANAGER
                                                        AGGRESSIVE EQUITY*  CORE BOND*
                                                        ------------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $411,872,952    $78,169,309
Receivable for the Portfolios shares sold..............          90,715         21,622
Receivable for policy-related transactions.............              --             --
                                                           ------------    -----------
   Total assets........................................     411,963,667     78,190,931
                                                           ------------    -----------

LIABILITIES:
Payable for the Portfolios shares purchased............              --             --
Payable for policy-related transactions................         322,995         21,622
                                                           ------------    -----------
   Total liabilities...................................         322,995         21,622
                                                           ------------    -----------
NET ASSETS.............................................    $411,640,672    $78,169,309
                                                           ============    ===========

NET ASSETS:
Accumulation Unit Value................................    $411,081,226    $78,057,292
Accumulation nonunitized...............................         499,921             --
Retained by AXA Equitable in Separate Account FP.......          59,525        112,017
                                                           ------------    -----------
TOTAL NET ASSETS.......................................    $411,640,672    $78,169,309
                                                           ============    ===========

Investments in shares of the Portfolios, at cost.......    $251,877,329    $82,698,264
The Portfolios shares held
   Class A.............................................       9,633,853      2,283,860
   Class B.............................................         680,970      5,621,806
   Service Class.......................................              --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        MULTIMANAGER  MULTIMANAGER MULTIMANAGER MULTIMANAGER MULTIMANAGER
                                                        INTERNATIONAL  LARGE CAP    LARGE CAP     MID CAP      MID CAP
                                                           EQUITY*    CORE EQUITY*    VALUE*      GROWTH*       VALUE*
                                                        ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $49,842,349   $9,472,187  $33,301,472  $35,023,102  $52,017,059
Receivable for the Portfolios shares sold..............           --        2,425       32,460       66,263       10,454
Receivable for policy-related transactions.............          850           --           --           --           --
                                                         -----------   ----------  -----------  -----------  -----------
   Total assets........................................   49,843,199    9,474,612   33,333,932   35,089,365   52,027,513
                                                         -----------   ----------  -----------  -----------  -----------

LIABILITIES:
Payable for the Portfolios shares purchased............          834           --           --           --           --
Payable for policy-related transactions................           --        2,425       32,460       66,262       37,329
                                                         -----------   ----------  -----------  -----------  -----------
   Total liabilities...................................          834        2,425       32,460       66,262       37,329
                                                         -----------   ----------  -----------  -----------  -----------
NET ASSETS.............................................  $49,842,365   $9,472,187  $33,301,472  $35,023,103  $51,990,184
                                                         ===========   ==========  ===========  ===========  ===========

NET ASSETS:
Accumulation Unit Value................................  $49,777,716   $9,453,407  $33,227,972  $34,939,861  $51,865,403
Accumulation nonunitized...............................           --           --           --           --           --
Retained by AXA Equitable in Separate Account FP.......       64,649       18,780       73,500       83,242      124,781
                                                         -----------   ----------  -----------  -----------  -----------
TOTAL NET ASSETS.......................................  $49,842,365   $9,472,187  $33,301,472  $35,023,103  $51,990,184
                                                         ===========   ==========  ===========  ===========  ===========

Investments in shares of the Portfolios, at cost.......  $44,385,401   $6,715,578  $22,399,185  $31,331,574  $32,651,340
The Portfolios shares held
   Class A.............................................    1,114,468      280,606      809,570    1,230,742      893,066
   Class B.............................................    3,032,968      383,405    1,640,349    2,338,307    3,022,631

                                                        MULTIMANAGER
                                                        MULTI-SECTOR
                                                           BOND*
                                                        ------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $100,146,846
Receivable for the Portfolios shares sold..............       44,868
Receivable for policy-related transactions.............           --
                                                        ------------
   Total assets........................................  100,191,714
                                                        ------------

LIABILITIES:
Payable for the Portfolios shares purchased............           --
Payable for policy-related transactions................       69,635
                                                        ------------
   Total liabilities...................................       69,635
                                                        ------------
NET ASSETS............................................. $100,122,079
                                                        ============

NET ASSETS:
Accumulation Unit Value................................ $ 99,537,809
Accumulation nonunitized...............................      522,410
Retained by AXA Equitable in Separate Account FP.......       61,860
                                                        ------------
TOTAL NET ASSETS....................................... $100,122,079
                                                        ============

Investments in shares of the Portfolios, at cost....... $113,863,738
The Portfolios shares held
   Class A.............................................   21,596,979
   Class B.............................................    4,406,358

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        MULTIMANAGER MULTIMANAGER
                                                         SMALL CAP    SMALL CAP   MULTIMANAGER  MUTUAL SHARES  NATURAL RESOURCES
                                                          GROWTH*       VALUE*    TECHNOLOGY*  SECURITIES FUND     PORTFOLIO
                                                        ------------ ------------ ------------ --------------- -----------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $13,550,981  $36,437,555  $84,352,244    $12,069,969      $9,221,325
Receivable for the Portfolios shares sold..............          --        1,534       52,725        168,263          48,671
Receivable for policy-related transactions.............      22,967           --           --             --              --
                                                        -----------  -----------  -----------    -----------      ----------
   Total assets........................................  13,573,948   36,439,089   84,404,969     12,238,232       9,269,996
                                                        -----------  -----------  -----------    -----------      ----------

LIABILITIES:
Payable for the Portfolios shares purchased............      22,967           --           --             --              --
Payable for policy-related transactions................          --        1,521       52,726        168,178          48,671
                                                        -----------  -----------  -----------    -----------      ----------
   Total liabilities...................................      22,967        1,521       52,726        168,178          48,671
                                                        -----------  -----------  -----------    -----------      ----------
NET ASSETS............................................. $13,550,981  $36,437,568  $84,352,243    $12,070,054      $9,221,325
                                                        ===========  ===========  ===========    ===========      ==========

NET ASSETS:
Accumulation Unit Value................................ $13,549,432  $36,370,449  $84,318,674    $12,070,052      $9,219,905
Accumulation nonunitized...............................          --           --           --             --              --
Retained by AXA Equitable in Separate Account FP.......       1,549       67,119       33,569              2           1,420
                                                        -----------  -----------  -----------    -----------      ----------
TOTAL NET ASSETS....................................... $13,550,981  $36,437,568  $84,352,243    $12,070,054      $9,221,325
                                                        ===========  ===========  ===========    ===========      ==========

Investments in shares of the Portfolios, at cost....... $ 9,606,448  $24,006,460  $51,700,144    $ 9,457,769      $8,766,408
The Portfolios shares held
   Class A.............................................          --    1,005,902      788,928             --              --
   Class B.............................................   1,106,168    1,246,418    3,689,658             --              --
   Advisor Share Class.................................          --           --           --             --              --
   Class 2.............................................          --           --           --        558,020              --
   Class II............................................          --           --           --             --         250,716

                                                            PIMCO COMMODITY
                                                        REAL RETURN(R) STRATEGY
                                                               PORTFOLIO
                                                        -----------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.       $10,044,717
Receivable for the Portfolios shares sold..............                --
Receivable for policy-related transactions.............            23,480
                                                              -----------
   Total assets........................................        10,068,197
                                                              -----------

LIABILITIES:
Payable for the Portfolios shares purchased............            23,415
Payable for policy-related transactions................                --
                                                              -----------
   Total liabilities...................................            23,415
                                                              -----------
NET ASSETS.............................................       $10,044,782
                                                              ===========

NET ASSETS:
Accumulation Unit Value................................       $10,044,780
Accumulation nonunitized...............................                --
Retained by AXA Equitable in Separate Account FP.......                 2
                                                              -----------
TOTAL NET ASSETS.......................................       $10,044,782
                                                              ===========

Investments in shares of the Portfolios, at cost.......       $12,017,659
The Portfolios shares held
   Class A.............................................                --
   Class B.............................................                --
   Advisor Share Class.................................         1,660,284
   Class 2.............................................                --
   Class II............................................                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        PIMCO REAL RETURN PIMCO TOTAL RETURN T. ROWE PRICE EQUITY
                                                            PORTFOLIO         PORTFOLIO      INCOME PORTFOLIO-II
                                                        ----------------- ------------------ --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $29,938,485       $66,772,144         $20,549,962
Receivable for the Portfolios shares sold..............        570,172           592,149              11,439
Receivable for policy-related transactions.............             --                --                  --
                                                           -----------       -----------         -----------
   Total assets........................................     30,508,657        67,364,293          20,561,401
                                                           -----------       -----------         -----------

LIABILITIES:
Payable for policy-related transactions................        570,172           592,149              11,439
                                                           -----------       -----------         -----------
   Total liabilities...................................        570,172           592,149              11,439
                                                           -----------       -----------         -----------
NET ASSETS.............................................    $29,938,485       $66,772,144         $20,549,962
                                                           ===========       ===========         ===========

NET ASSETS:
Accumulation Unit Value................................    $29,938,234       $66,772,021         $20,548,234
Accumulation nonunitized...............................             --                --                  --
Retained by AXA Equitable in Separate Account FP.......            251               123               1,728
                                                           -----------       -----------         -----------
TOTAL NET ASSETS.......................................    $29,938,485       $66,772,144         $20,549,962
                                                           ===========       ===========         ===========

Investments in shares of the Portfolios, at cost.......    $33,970,725       $69,335,769         $15,947,882
The Portfolios shares held
   Class B.............................................             --                --                  --
   Advisor Share Class.................................      2,376,070         6,081,252                  --
   Class II............................................             --                --             724,100

                                                        T. ROWE PRICE HEALTH  TARGET 2015 TARGET 2025
                                                        SCIENCES PORTFOLIO-II ALLOCATION* ALLOCATION*
                                                        --------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value.      $5,014,907        $118,514    $506,014
Receivable for the Portfolios shares sold..............         186,035              --          --
Receivable for policy-related transactions.............              --              --          --
                                                             ----------        --------    --------
   Total assets........................................       5,200,942         118,514     506,014
                                                             ----------        --------    --------

LIABILITIES:
Payable for policy-related transactions................         186,035              --          --
                                                             ----------        --------    --------
   Total liabilities...................................         186,035              --          --
                                                             ----------        --------    --------
NET ASSETS.............................................      $5,014,907        $118,514    $506,014
                                                             ==========        ========    ========

NET ASSETS:
Accumulation Unit Value................................      $5,012,509        $118,485    $505,970
Accumulation nonunitized...............................              --              --          --
Retained by AXA Equitable in Separate Account FP.......           2,398              29          44
                                                             ----------        --------    --------
TOTAL NET ASSETS.......................................      $5,014,907        $118,514    $506,014
                                                             ==========        ========    ========

Investments in shares of the Portfolios, at cost.......      $3,944,720        $113,586    $461,946
The Portfolios shares held
   Class B.............................................              --          11,914      47,409
   Advisor Share Class.................................              --              --          --
   Class II............................................         168,285              --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


                                                                                    TEMPLETON
                                                        TARGET 2035 TARGET 2045 DEVELOPING MARKETS   TEMPLETON GLOBAL
                                                        ALLOCATION* ALLOCATION*  SECURITIES FUND   BOND SECURITIES FUND
                                                        ----------- ----------- ------------------ --------------------
ASSETS:
Investments in shares of the Portfolios, at fair value.  $759,978    $209,205       $9,694,318         $54,314,245
Receivable for the Portfolios shares sold..............        --          --               --             114,623
Receivable for policy-related transactions.............        --          12            8,842                  --
                                                         --------    --------       ----------         -----------
   Total assets........................................   759,978     209,217        9,703,160          54,428,868
                                                         --------    --------       ----------         -----------

LIABILITIES:
Payable for the Portfolios shares purchased............        --          --            5,042                  --
Payable for policy-related transactions................        --          --               --             114,623
                                                         --------    --------       ----------         -----------
   Total liabilities...................................        --          --            5,042             114,623
                                                         --------    --------       ----------         -----------
NET ASSETS.............................................  $759,978    $209,217       $9,698,118         $54,314,245
                                                         ========    ========       ==========         ===========

NET ASSETS:
Accumulation Unit Value................................  $759,977    $209,213       $9,698,103         $54,314,097
Accumulation nonunitized...............................        --          --               --                  --
Retained by AXA Equitable in Separate Account FP.......         1           4               15                 148
                                                         --------    --------       ----------         -----------
TOTAL NET ASSETS.......................................  $759,978    $209,217       $9,698,118         $54,314,245
                                                         ========    ========       ==========         ===========

Investments in shares of the Portfolios, at cost.......  $694,755    $172,245       $9,723,041         $55,044,244
The Portfolios shares held
   Class B.............................................    69,960      19,504               --                  --
   Class 2.............................................        --          --          951,356           2,920,121

                                                        TEMPLETON GROWTH
                                                        SECURITIES FUND
                                                        ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value.    $4,334,807
Receivable for the Portfolios shares sold..............            --
Receivable for policy-related transactions.............           542
                                                           ----------
   Total assets........................................     4,335,349
                                                           ----------

LIABILITIES:
Payable for the Portfolios shares purchased............           542
Payable for policy-related transactions................            --
                                                           ----------
   Total liabilities...................................           542
                                                           ----------
NET ASSETS.............................................    $4,334,807
                                                           ==========

NET ASSETS:
Accumulation Unit Value................................    $4,333,041
Accumulation nonunitized...............................            --
Retained by AXA Equitable in Separate Account FP.......         1,766
                                                           ----------
TOTAL NET ASSETS.......................................    $4,334,807
                                                           ==========

Investments in shares of the Portfolios, at cost.......    $3,769,705
The Portfolios shares held
   Class B.............................................            --
   Class 2.............................................       284,623

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                        VAN ECK VIP   VANGUARD VARIABLE
                                                        GLOBAL HARD INSURANCE FUND-EQUITY
                                                        ASSETS FUND    INDEX PORTFOLIO
                                                        ----------- ---------------------
ASSETS:
Investments in shares of the Portfolios, at fair value. $12,630,902      $6,464,107
Receivable for the Portfolios shares sold..............       2,051              --
Receivable for policy-related transactions.............          --           9,000
                                                        -----------      ----------
   Total assets........................................  12,632,953       6,473,107
                                                        -----------      ----------

LIABILITIES:
Payable for the Portfolios shares purchased............          --           9,000
Payable for policy-related transactions................       2,051              --
                                                        -----------      ----------
   Total liabilities...................................       2,051           9,000
                                                        -----------      ----------
NET ASSETS............................................. $12,630,902      $6,464,107
                                                        ===========      ==========

NET ASSETS:
Accumulation Unit Value................................ $12,630,272      $6,455,763
Retained by AXA Equitable in Separate Account FP.......         630           8,344
                                                        -----------      ----------
TOTAL NET ASSETS....................................... $12,630,902      $6,464,107
                                                        ===========      ==========

Investments in shares of the Portfolios, at cost....... $12,309,820      $5,001,421
The Portfolios shares held
   Class S.............................................     413,450              --
   Investor Share Class................................          --         205,210

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                       UNITS
                                                                CONTRACT                            OUTSTANDING
                                                                CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                                                -------- --------------- ---------- -----------
ALL ASSET AGGRESSIVE-ALT 25....................................   0.00%        B          $108.48         9
ALL ASSET AGGRESSIVE-ALT 25....................................   0.60%        B          $108.06         1
ALL ASSET AGGRESSIVE-ALT 25....................................   0.90%        B          $107.85        --

ALL ASSET GROWTH-ALT 20........................................   0.00%        B          $133.30        68
ALL ASSET GROWTH-ALT 20........................................   0.60%        B          $130.37        40
ALL ASSET GROWTH-ALT 20........................................   0.80%        B          $129.40        --
ALL ASSET GROWTH-ALT 20........................................   0.90%        B          $128.92         4

ALL ASSET MODERATE GROWTH-ALT 15...............................   0.00%        B          $104.94         6
ALL ASSET MODERATE GROWTH-ALT 15...............................   0.60%        B          $104.53         3
ALL ASSET MODERATE GROWTH-ALT 15...............................   0.80%        B          $104.39        --
ALL ASSET MODERATE GROWTH-ALT 15...............................   0.90%        B          $104.33        --

AMERICAN CENTURY VP MID CAP VALUE FUND.........................   0.00%     CLASS II      $ 15.98        23
AMERICAN CENTURY VP MID CAP VALUE FUND.........................   0.00%     CLASS II      $159.77        64
AMERICAN CENTURY VP MID CAP VALUE FUND.........................   0.60%     CLASS II      $156.26        73
AMERICAN CENTURY VP MID CAP VALUE FUND.........................   0.90%     CLASS II      $154.53         3

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   0.00%     CLASS 4       $ 11.26        --
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   0.00%     CLASS 4       $112.59         4
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   0.60%     CLASS 4       $112.15         4
AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION
 FUND/SM/......................................................   0.90%     CLASS 4       $111.94        --

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   0.00%     CLASS 4       $ 10.69         8
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   0.00%     CLASS 4       $106.91         6
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   0.60%     CLASS 4       $106.49         2
AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND(R)...........   0.90%     CLASS 4       $106.29        --

AXA AGGRESSIVE ALLOCATION......................................   0.00%        A          $ 19.88        19
AXA AGGRESSIVE ALLOCATION......................................   0.00%        A          $119.25         1
AXA AGGRESSIVE ALLOCATION......................................   0.00%        A          $197.53       160
AXA AGGRESSIVE ALLOCATION......................................   0.60%        A          $185.72       168
AXA AGGRESSIVE ALLOCATION......................................   0.80%        A          $181.92         1
AXA AGGRESSIVE ALLOCATION......................................   0.90%        A          $180.05         7
AXA AGGRESSIVE ALLOCATION......................................   0.00%        B          $193.51       346
AXA AGGRESSIVE ALLOCATION......................................   0.60%        B          $181.94        67

AXA BALANCED STRATEGY..........................................   0.00%        B          $134.82       119

AXA CONSERVATIVE ALLOCATION....................................   0.00%        A          $ 13.58       116
AXA CONSERVATIVE ALLOCATION....................................   0.00%        A          $121.86         5
AXA CONSERVATIVE ALLOCATION....................................   0.00%        A          $149.08        47
AXA CONSERVATIVE ALLOCATION....................................   0.60%        A          $140.17       108
AXA CONSERVATIVE ALLOCATION....................................   0.90%        A          $135.89        23
AXA CONSERVATIVE ALLOCATION....................................   0.00%        B          $146.04        44
AXA CONSERVATIVE ALLOCATION....................................   0.60%        B          $137.31        27

AXA CONSERVATIVE GROWTH STRATEGY...............................   0.00%        B          $129.42        32

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                       -------- --------------- ---------- -----------

AXA CONSERVATIVE STRATEGY.............   0.00%         B         $118.79         13

AXA CONSERVATIVE-PLUS ALLOCATION......   0.00%         A         $ 15.20         27
AXA CONSERVATIVE-PLUS ALLOCATION......   0.00%         A         $122.21         --
AXA CONSERVATIVE-PLUS ALLOCATION......   0.00%         A         $160.89         45
AXA CONSERVATIVE-PLUS ALLOCATION......   0.60%         A         $151.27         81
AXA CONSERVATIVE-PLUS ALLOCATION......   0.80%         A         $148.18          1
AXA CONSERVATIVE-PLUS ALLOCATION......   0.90%         A         $146.66          5
AXA CONSERVATIVE-PLUS ALLOCATION......   0.00%         B         $157.62         72
AXA CONSERVATIVE-PLUS ALLOCATION......   0.60%         B         $148.19         23

AXA GROWTH STRATEGY...................   0.00%         B         $146.14        157

AXA MODERATE ALLOCATION...............   0.00%         A         $ 16.06        103
AXA MODERATE ALLOCATION...............   0.00%         A         $120.83         20
AXA MODERATE ALLOCATION...............   0.00%         A         $345.90        279
AXA MODERATE ALLOCATION...............   0.60%         A         $754.34        962
AXA MODERATE ALLOCATION...............   0.80%         A         $244.05         15
AXA MODERATE ALLOCATION...............   0.90%         A         $308.91        222
AXA MODERATE ALLOCATION...............   0.00%         B         $170.31        489
AXA MODERATE ALLOCATION...............   0.60%         B         $159.28        453

AXA MODERATE GROWTH STRATEGY..........   0.00%         B         $140.39        385

AXA MODERATE-PLUS ALLOCATION..........   0.00%         A         $ 17.93        103
AXA MODERATE-PLUS ALLOCATION..........   0.00%         A         $121.39         11
AXA MODERATE-PLUS ALLOCATION..........   0.00%         A         $189.13        529
AXA MODERATE-PLUS ALLOCATION..........   0.60%         A         $177.82        520
AXA MODERATE-PLUS ALLOCATION..........   0.80%         A         $174.18          4
AXA MODERATE-PLUS ALLOCATION..........   0.90%         A         $172.39         94
AXA MODERATE-PLUS ALLOCATION..........   0.00%         B         $185.27      1,032
AXA MODERATE-PLUS ALLOCATION..........   0.60%         B         $174.19        219

AXA TACTICAL MANAGER 400..............   0.00%         B         $150.51         10
AXA TACTICAL MANAGER 400..............   0.60%         B         $147.20         10
AXA TACTICAL MANAGER 400..............   0.80%         B         $146.11          0
AXA TACTICAL MANAGER 400..............   0.90%         B         $145.56          0

AXA TACTICAL MANAGER 500..............   0.00%         B         $150.49         10
AXA TACTICAL MANAGER 500..............   0.60%         B         $147.18          8
AXA TACTICAL MANAGER 500..............   0.80%         B         $146.09         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $145.55          1

AXA TACTICAL MANAGER 2000.............   0.00%         B         $150.04          7
AXA TACTICAL MANAGER 2000.............   0.60%         B         $146.75          7
AXA TACTICAL MANAGER 2000.............   0.80%         B         $145.66         --
AXA TACTICAL MANAGER 2000.............   0.90%         B         $145.12         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.00%         B         $124.51          7
AXA TACTICAL MANAGER INTERNATIONAL....   0.60%         B         $121.78          6
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $120.42         --

BLACKROCK GLOBAL ALLOCATION V.I. FUND.   0.00%     CLASS III     $ 12.94        105
BLACKROCK GLOBAL ALLOCATION V.I. FUND.   0.00%     CLASS III     $129.41         44

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.00%         A         $ 30.25         36
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.00%         A         $397.78        105
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.60%         A         $359.80        258
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         A         $347.92          4

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                       -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A        $  342.12       35
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.00%         B        $  326.52       26
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.60%         B        $  266.65      223

EQ/BLACKROCK BASIC VALUE EQUITY.......   0.00%         A        $   22.87       88
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.00%         A        $  213.68        3
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.00%         A        $  298.36      114
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.60%         A        $  280.54        5
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.00%         B        $  392.69      118
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.60%         B        $  232.30       34
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.60%         B        $  355.21      300
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.80%         B        $  343.48        3
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.90%         B        $  337.76       30

EQ/BOSTON ADVISORS EQUITY INCOME......   0.00%         A        $  134.19        4
EQ/BOSTON ADVISORS EQUITY INCOME......   0.60%         A        $  128.88       38
EQ/BOSTON ADVISORS EQUITY INCOME......   0.80%         A        $  127.16        0
EQ/BOSTON ADVISORS EQUITY INCOME......   0.90%         A        $  126.30        3
EQ/BOSTON ADVISORS EQUITY INCOME......   0.00%         B        $  184.90       60
EQ/BOSTON ADVISORS EQUITY INCOME......   0.60%         B        $  127.38       22

EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.00%         A        $  226.84        1
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.00%         B        $  142.10        3
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.60%         B        $  130.31        4
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.80%         B        $  126.59       --

EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         A        $   24.60       14
EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         A        $  213.10        3
EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         A        $  289.49       45
EQ/CAPITAL GUARDIAN RESEARCH..........   0.60%         A        $  185.88        6
EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         B        $  219.89       48
EQ/CAPITAL GUARDIAN RESEARCH..........   0.60%         B        $  201.71      382
EQ/CAPITAL GUARDIAN RESEARCH..........   0.80%         B        $  195.97        4
EQ/CAPITAL GUARDIAN RESEARCH..........   0.90%         B        $  193.16       34

EQ/COMMON STOCK INDEX.................   0.00%         A        $   23.14       24
EQ/COMMON STOCK INDEX.................   0.00%         A        $  477.43      435
EQ/COMMON STOCK INDEX.................   0.60%         A        $1,226.70      889
EQ/COMMON STOCK INDEX.................   0.80%         A        $  295.75       42
EQ/COMMON STOCK INDEX.................   0.90%         A        $  503.77      183
EQ/COMMON STOCK INDEX.................   0.00%         B        $  149.10      177
EQ/COMMON STOCK INDEX.................   0.60%         B        $  164.54      938

EQ/CORE BOND INDEX....................   0.00%         A        $  129.80      141
EQ/CORE BOND INDEX....................   0.00%         A        $  135.66        5
EQ/CORE BOND INDEX....................   0.60%         A        $  129.44        5
EQ/CORE BOND INDEX....................   0.60%         A        $  154.74       66
EQ/CORE BOND INDEX....................   0.80%         A        $  123.12       --
EQ/CORE BOND INDEX....................   0.90%         A        $  121.63       14
EQ/CORE BOND INDEX....................   0.00%         B        $  134.86       69
EQ/CORE BOND INDEX....................   0.60%         B        $  151.20       13
EQ/CORE BOND INDEX....................   0.60%         B        $  153.83       68

EQ/EQUITY 500 INDEX...................   0.00%         A        $   22.19       92
EQ/EQUITY 500 INDEX...................   0.00%         A        $  533.69      395
EQ/EQUITY 500 INDEX...................   0.60%         A        $  478.60      576

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............   0.80%         A         $323.90        12
EQ/EQUITY 500 INDEX...............   0.90%         A         $450.76        98
EQ/EQUITY 500 INDEX...............   0.00%         B         $161.55       413
EQ/EQUITY 500 INDEX...............   0.60%         B         $152.87       603

EQ/EQUITY GROWTH PLUS.............   0.00%         A         $ 20.55        --
EQ/EQUITY GROWTH PLUS.............   0.00%         A         $198.55         3
EQ/EQUITY GROWTH PLUS.............   0.00%         A         $246.78       131
EQ/EQUITY GROWTH PLUS.............   0.60%         A         $232.04         9
EQ/EQUITY GROWTH PLUS.............   0.00%         B         $234.82        83
EQ/EQUITY GROWTH PLUS.............   0.60%         B         $218.14       248
EQ/EQUITY GROWTH PLUS.............   0.80%         B         $212.82         1
EQ/EQUITY GROWTH PLUS.............   0.90%         B         $210.22        19

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.00%         A         $ 12.50        10
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.00%         A         $125.03         6
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.00%         B         $128.62        15
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.00%         B         $160.43        26
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.60%         B         $123.54        40
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $121.88        --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $121.06         5

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         A         $ 18.01        49
EQ/GAMCO SMALL COMPANY VALUE......   0.00%         A         $180.09        14
EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $206.89        19
EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $316.74       243
EQ/GAMCO SMALL COMPANY VALUE......   0.60%         B         $198.71       322
EQ/GAMCO SMALL COMPANY VALUE......   0.80%         B         $196.05         1
EQ/GAMCO SMALL COMPANY VALUE......   0.90%         B         $194.73        28

EQ/GLOBAL BOND PLUS...............   0.00%         A         $ 12.36        14
EQ/GLOBAL BOND PLUS...............   0.00%         A         $141.37        38
EQ/GLOBAL BOND PLUS...............   0.60%         A         $127.16        41
EQ/GLOBAL BOND PLUS...............   0.80%         A         $125.45        --
EQ/GLOBAL BOND PLUS...............   0.90%         A         $124.61        10
EQ/GLOBAL BOND PLUS...............   0.00%         B         $134.72        43
EQ/GLOBAL BOND PLUS...............   0.60%         B         $125.66        25

EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.00%         A         $ 21.92        67
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.00%         A         $310.16         2
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.00%         A         $499.38        64
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.00%         B         $267.75       118
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.60%         B         $242.63       355
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.60%         B         $328.96        18
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.80%         B         $234.76         3
EQ/GLOBAL MULTI-SECTOR EQUITY.....   0.90%         B         $230.92        29

EQ/INTERMEDIATE GOVERNMENT BOND...   0.00%         A         $ 11.00        32
EQ/INTERMEDIATE GOVERNMENT BOND...   0.00%         A         $229.37       165
EQ/INTERMEDIATE GOVERNMENT BOND...   0.60%         A         $250.33       104
EQ/INTERMEDIATE GOVERNMENT BOND...   0.80%         A         $177.80         2
EQ/INTERMEDIATE GOVERNMENT BOND...   0.90%         A         $201.69        17
EQ/INTERMEDIATE GOVERNMENT BOND...   0.00%         B         $120.89         2
EQ/INTERMEDIATE GOVERNMENT BOND...   0.00%         B         $164.70        19
EQ/INTERMEDIATE GOVERNMENT BOND...   0.60%         B         $150.78       115

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                 -------- --------------- ---------- -----------

EQ/INTERNATIONAL CORE PLUS......   0.00%         A         $245.13         23
EQ/INTERNATIONAL CORE PLUS......   0.60%         A         $179.31          3
EQ/INTERNATIONAL CORE PLUS......   0.00%         B         $158.86         81
EQ/INTERNATIONAL CORE PLUS......   0.60%         B         $145.26         83
EQ/INTERNATIONAL CORE PLUS......   0.80%         B         $141.55         --
EQ/INTERNATIONAL CORE PLUS......   0.90%         B         $139.10          5

EQ/INTERNATIONAL EQUITY INDEX...   0.00%         A         $ 17.69         20
EQ/INTERNATIONAL EQUITY INDEX...   0.00%         A         $204.93        244
EQ/INTERNATIONAL EQUITY INDEX...   0.60%         A         $183.06      1,223
EQ/INTERNATIONAL EQUITY INDEX...   0.80%         A         $149.37         11
EQ/INTERNATIONAL EQUITY INDEX...   0.90%         A         $172.97        115
EQ/INTERNATIONAL EQUITY INDEX...   0.00%         B         $139.91        109
EQ/INTERNATIONAL EQUITY INDEX...   0.60%         B         $135.95        305
EQ/INTERNATIONAL EQUITY INDEX...   0.90%         B         $127.34         --

EQ/INTERNATIONAL VALUE PLUS.....   0.00%         A         $ 17.52         31
EQ/INTERNATIONAL VALUE PLUS.....   0.00%         A         $187.85          3
EQ/INTERNATIONAL VALUE PLUS.....   0.00%         A         $239.20         79
EQ/INTERNATIONAL VALUE PLUS.....   0.60%         A         $172.91          3
EQ/INTERNATIONAL VALUE PLUS.....   0.00%         B         $174.86        121
EQ/INTERNATIONAL VALUE PLUS.....   0.60%         B         $172.95          6
EQ/INTERNATIONAL VALUE PLUS.....   0.60%         B         $176.59        290
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $155.80          2
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $168.54         36

EQ/INVESCO COMSTOCK.............   0.00%         A         $136.57         17
EQ/INVESCO COMSTOCK.............   0.60%         A         $131.17         18
EQ/INVESCO COMSTOCK.............   0.80%         A         $129.41         --
EQ/INVESCO COMSTOCK.............   0.90%         A         $128.54          2
EQ/INVESCO COMSTOCK.............   0.00%         B         $173.86         25
EQ/INVESCO COMSTOCK.............   0.60%         B         $129.58          9

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.00%         A         $ 22.77         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.00%         A         $198.85         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.00%         A         $259.04          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.00%         B         $241.95         33
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.60%         B         $153.59          9
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.60%         B         $218.86         71
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $211.63          2
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $208.11         12

EQ/LARGE CAP CORE PLUS..........   0.00%         A         $ 21.14          1
EQ/LARGE CAP CORE PLUS..........   0.00%         A         $196.77         --
EQ/LARGE CAP CORE PLUS..........   0.00%         A         $237.27          5
EQ/LARGE CAP CORE PLUS..........   0.60%         A         $168.40          0
EQ/LARGE CAP CORE PLUS..........   0.00%         B         $152.79         69
EQ/LARGE CAP CORE PLUS..........   0.60%         B         $139.95         42
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $135.90         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $133.92          1

EQ/LARGE CAP GROWTH INDEX.......   0.00%         A         $ 26.05         13
EQ/LARGE CAP GROWTH INDEX.......   0.00%         A         $232.60          3
EQ/LARGE CAP GROWTH INDEX.......   0.00%         A         $279.62         49
EQ/LARGE CAP GROWTH INDEX.......   0.60%         A         $189.58          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                               -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.....   0.00%         B         $139.14       125
EQ/LARGE CAP GROWTH INDEX.....   0.60%         B         $127.45       716
EQ/LARGE CAP GROWTH INDEX.....   0.80%         B         $123.76         7
EQ/LARGE CAP GROWTH INDEX.....   0.90%         B         $121.96        35

EQ/LARGE CAP GROWTH PLUS......   0.00%         A         $ 22.89         1
EQ/LARGE CAP GROWTH PLUS......   0.00%         A         $224.00        --
EQ/LARGE CAP GROWTH PLUS......   0.00%         A         $294.83        31
EQ/LARGE CAP GROWTH PLUS......   0.60%         A         $185.44         2
EQ/LARGE CAP GROWTH PLUS......   0.00%         B         $281.39        78
EQ/LARGE CAP GROWTH PLUS......   0.60%         B         $146.25        38
EQ/LARGE CAP GROWTH PLUS......   0.60%         B         $254.53       394
EQ/LARGE CAP GROWTH PLUS......   0.80%         B         $246.12         6
EQ/LARGE CAP GROWTH PLUS......   0.90%         B         $242.03        31

EQ/LARGE CAP VALUE INDEX......   0.00%         A         $ 84.21        37
EQ/LARGE CAP VALUE INDEX......   0.60%         A         $ 80.88        35
EQ/LARGE CAP VALUE INDEX......   0.80%         A         $ 79.79        --
EQ/LARGE CAP VALUE INDEX......   0.90%         A         $ 79.26        29
EQ/LARGE CAP VALUE INDEX......   0.00%         B         $ 97.00        56
EQ/LARGE CAP VALUE INDEX......   0.60%         B         $ 79.94        20

EQ/LARGE CAP VALUE PLUS.......   0.00%         A         $ 19.80         1
EQ/LARGE CAP VALUE PLUS.......   0.00%         A         $167.22         5
EQ/LARGE CAP VALUE PLUS.......   0.00%         A         $170.45       141
EQ/LARGE CAP VALUE PLUS.......   0.00%         A         $225.69       236
EQ/LARGE CAP VALUE PLUS.......   0.60%         A         $158.60        13
EQ/LARGE CAP VALUE PLUS.......   0.60%         A         $181.07       850
EQ/LARGE CAP VALUE PLUS.......   0.80%         A         $151.87        22
EQ/LARGE CAP VALUE PLUS.......   0.90%         A         $172.82       145
EQ/LARGE CAP VALUE PLUS.......   0.00%         B         $168.25        60
EQ/LARGE CAP VALUE PLUS.......   0.60%         B         $153.49         7
EQ/LARGE CAP VALUE PLUS.......   0.60%         B         $178.73       604
EQ/LARGE CAP VALUE PLUS.......   0.90%         B         $170.58        --

EQ/LORD ABBETT LARGE CAP CORE.   0.00%         A         $ 14.30        13
EQ/LORD ABBETT LARGE CAP CORE.   0.00%         A         $142.49        22
EQ/LORD ABBETT LARGE CAP CORE.   0.60%         A         $136.86        26
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         A         $135.03        --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         A         $134.12         6
EQ/LORD ABBETT LARGE CAP CORE.   0.00%         B         $180.06        19
EQ/LORD ABBETT LARGE CAP CORE.   0.60%         B         $135.27        11

EQ/MFS INTERNATIONAL GROWTH...   0.00%         B         $121.47        73
EQ/MFS INTERNATIONAL GROWTH...   0.00%         B         $193.84        63
EQ/MFS INTERNATIONAL GROWTH...   0.60%         B         $116.67       133
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $115.10        --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $114.33        22

EQ/MID CAP INDEX..............   0.00%         A         $ 27.27        28
EQ/MID CAP INDEX..............   0.00%         A         $210.87         1
EQ/MID CAP INDEX..............   0.00%         A         $312.03        87
EQ/MID CAP INDEX..............   0.60%         A         $217.86         3
EQ/MID CAP INDEX..............   0.00%         B         $199.30       100
EQ/MID CAP INDEX..............   0.60%         B         $183.93       329
EQ/MID CAP INDEX..............   0.80%         B         $179.06         2
EQ/MID CAP INDEX..............   0.90%         B         $176.67        18

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                  -------- --------------- ---------- -----------

EQ/MID CAP VALUE PLUS............   0.00%         A         $ 24.76        20
EQ/MID CAP VALUE PLUS............   0.00%         A         $219.97         5
EQ/MID CAP VALUE PLUS............   0.00%         A         $284.36        35
EQ/MID CAP VALUE PLUS............   0.00%         A         $305.49       148
EQ/MID CAP VALUE PLUS............   0.60%         A         $215.24         7
EQ/MID CAP VALUE PLUS............   0.60%         A         $249.86        31
EQ/MID CAP VALUE PLUS............   0.60%         A         $257.22       506
EQ/MID CAP VALUE PLUS............   0.80%         A         $248.72         4
EQ/MID CAP VALUE PLUS............   0.90%         A         $244.58        39
EQ/MID CAP VALUE PLUS............   0.00%         B         $283.15        44

EQ/MONEY MARKET..................   0.00%         A         $ 10.00        19
EQ/MONEY MARKET..................   0.00%         A         $ 10.04       593
EQ/MONEY MARKET..................   0.00%         A         $172.07       249
EQ/MONEY MARKET..................   0.60%         A         $245.86       317
EQ/MONEY MARKET..................   0.80%         A         $138.86         2
EQ/MONEY MARKET..................   0.90%         A         $153.67        26
EQ/MONEY MARKET..................   0.00%         B         $131.49       181
EQ/MONEY MARKET..................   0.60%         B         $125.93       226

EQ/MONTAG & CALDWELL GROWTH......   0.00%         A         $ 15.39        14
EQ/MONTAG & CALDWELL GROWTH......   0.00%         A         $164.11        15
EQ/MONTAG & CALDWELL GROWTH......   0.60%         A         $157.62        40
EQ/MONTAG & CALDWELL GROWTH......   0.80%         A         $155.51        --
EQ/MONTAG & CALDWELL GROWTH......   0.90%         A         $154.46         4
EQ/MONTAG & CALDWELL GROWTH......   0.00%         B         $200.41        54
EQ/MONTAG & CALDWELL GROWTH......   0.60%         B         $155.82        25

EQ/MORGAN STANLEY MID CAP GROWTH.   0.00%         A         $175.64        59
EQ/MORGAN STANLEY MID CAP GROWTH.   0.60%         A         $168.70       116
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         A         $166.44         1
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         A         $165.32         9
EQ/MORGAN STANLEY MID CAP GROWTH.   0.00%         B         $254.20        65
EQ/MORGAN STANLEY MID CAP GROWTH.   0.60%         B         $166.72        45

EQ/PIMCO ULTRA SHORT BOND........   0.00%         A         $115.98        72
EQ/PIMCO ULTRA SHORT BOND........   0.60%         A         $101.41         4
EQ/PIMCO ULTRA SHORT BOND........   0.60%         A         $111.40        92
EQ/PIMCO ULTRA SHORT BOND........   0.80%         A         $109.90         1
EQ/PIMCO ULTRA SHORT BOND........   0.90%         A         $109.17        14
EQ/PIMCO ULTRA SHORT BOND........   0.00%         B         $118.86        99
EQ/PIMCO ULTRA SHORT BOND........   0.60%         B         $110.80        59

EQ/QUALITY BOND PLUS.............   0.00%         A         $ 11.76        35
EQ/QUALITY BOND PLUS.............   0.00%         A         $242.92        58
EQ/QUALITY BOND PLUS.............   0.60%         A         $202.86       131
EQ/QUALITY BOND PLUS.............   0.80%         A         $185.21         2
EQ/QUALITY BOND PLUS.............   0.90%         A         $190.82        15
EQ/QUALITY BOND PLUS.............   0.00%         B         $163.91        30
EQ/QUALITY BOND PLUS.............   0.60%         B         $149.82       116

EQ/SMALL COMPANY INDEX...........   0.00%         A         $ 25.32        34
EQ/SMALL COMPANY INDEX...........   0.00%         A         $150.32         1
EQ/SMALL COMPANY INDEX...........   0.00%         A         $375.50        57
EQ/SMALL COMPANY INDEX...........   0.60%         A         $241.44         9
EQ/SMALL COMPANY INDEX...........   0.60%         A         $311.44        62

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                                 -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX..........................   0.80%         A         $303.08        --
EQ/SMALL COMPANY INDEX..........................   0.90%         A         $299.84         7
EQ/SMALL COMPANY INDEX..........................   0.00%         B         $272.63        61
EQ/SMALL COMPANY INDEX..........................   0.60%         B         $271.07         1
EQ/SMALL COMPANY INDEX..........................   0.60%         B         $274.59        31
EQ/SMALL COMPANY INDEX..........................   0.90%         B         $262.07        --

EQ/T. ROWE PRICE GROWTH STOCK...................   0.00%         A         $ 27.27        26
EQ/T. ROWE PRICE GROWTH STOCK...................   0.00%         A         $156.99         4
EQ/T. ROWE PRICE GROWTH STOCK...................   0.00%         A         $157.31        --
EQ/T. ROWE PRICE GROWTH STOCK...................   0.60%         A         $150.95         1
EQ/T. ROWE PRICE GROWTH STOCK...................   0.00%         B         $155.02        22
EQ/T. ROWE PRICE GROWTH STOCK...................   0.00%         B         $184.26        81
EQ/T. ROWE PRICE GROWTH STOCK...................   0.60%         B         $149.06       227
EQ/T. ROWE PRICE GROWTH STOCK...................   0.80%         B         $147.11         1
EQ/T. ROWE PRICE GROWTH STOCK...................   0.90%         B         $146.15        14

EQ/UBS GROWTH & INCOME..........................   0.00%         B         $128.09         2
EQ/UBS GROWTH & INCOME..........................   0.00%         B         $184.13        21
EQ/UBS GROWTH & INCOME..........................   0.60%         B         $123.03        38
EQ/UBS GROWTH & INCOME..........................   0.80%         B         $121.38        --
EQ/UBS GROWTH & INCOME..........................   0.90%         B         $120.56         2

EQ/WELLS FARGO OMEGA GROWTH.....................   0.00%         A         $ 26.74        53
EQ/WELLS FARGO OMEGA GROWTH.....................   0.00%         A         $251.68        --
EQ/WELLS FARGO OMEGA GROWTH.....................   0.00%         A         $354.81        29
EQ/WELLS FARGO OMEGA GROWTH.....................   0.00%         B         $203.00       168
EQ/WELLS FARGO OMEGA GROWTH.....................   0.60%         B         $180.45       266
EQ/WELLS FARGO OMEGA GROWTH.....................   0.80%         B         $180.91         1
EQ/WELLS FARGO OMEGA GROWTH.....................   0.90%         B         $178.32        14

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   0.00%  SERVICE CLASS 2  $ 20.60         8
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.   0.00%  SERVICE CLASS 2  $213.05         5

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.00%  SERVICE CLASS 2  $ 23.87        98
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.00%  SERVICE CLASS 2  $157.85        77
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.00%  SERVICE CLASS 2  $299.38        45
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.60%  SERVICE CLASS 2  $154.38       267
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.80%  SERVICE CLASS 2  $153.24        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........   0.90%  SERVICE CLASS 2  $152.67        10

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........   0.00%  SERVICE CLASS 2  $ 22.42        25
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........   0.00%  SERVICE CLASS 2  $238.38         3

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......   0.00%  SERVICE CLASS 2  $ 23.12        20
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......   0.00%  SERVICE CLASS 2  $167.06        12
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......   0.00%  SERVICE CLASS 2  $226.96         3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......   0.60%  SERVICE CLASS 2  $163.39        17
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......   0.90%  SERVICE CLASS 2  $161.58         1

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........   0.00%  SERVICE CLASS 2  $ 21.35        36
FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........   0.00%  SERVICE CLASS 2  $222.14        45

FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.   0.00%  SERVICE CLASS 2  $ 14.24       141
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.   0.00%  SERVICE CLASS 2  $156.41        81

FIDELITY(R) VIP MID CAP PORTFOLIO...............   0.00%  SERVICE CLASS 2  $ 25.95        33
FIDELITY(R) VIP MID CAP PORTFOLIO...............   0.00%  SERVICE CLASS 2  $157.27        39

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                   UNITS
                                            CONTRACT                            OUTSTANDING
                                            CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                            -------- --------------- ---------- -----------
FIDELITY(R) VIP MID CAP PORTFOLIO..........   0.00%  SERVICE CLASS 2  $413.45        44
FIDELITY(R) VIP MID CAP PORTFOLIO..........   0.60%  SERVICE CLASS 2  $153.82        34
FIDELITY(R) VIP MID CAP PORTFOLIO..........   0.80%  SERVICE CLASS 2  $152.67        --
FIDELITY(R) VIP MID CAP PORTFOLIO..........   0.90%  SERVICE CLASS 2  $152.11         2

FIDELITY(R) VIP MONEY MARKET PORTFOLIO.....   0.00%  SERVICE CLASS 2  $ 10.03        62
FIDELITY(R) VIP MONEY MARKET PORTFOLIO.....   0.00%  SERVICE CLASS 2  $100.28         7

FIDELITY(R) VIP VALUE PORTFOLIO............   0.00%  SERVICE CLASS 2  $ 26.74         3
FIDELITY(R) VIP VALUE PORTFOLIO............   0.00%  SERVICE CLASS 2  $241.99         5

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.   0.00%  SERVICE CLASS 2  $ 31.22         2
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO.   0.00%  SERVICE CLASS 2  $320.19         1

FRANKLIN RISING DIVIDENDS SECURITIES FUND..   0.00%      CLASS 2      $166.95       118
FRANKLIN RISING DIVIDENDS SECURITIES FUND..   0.60%      CLASS 2      $163.28       166
FRANKLIN RISING DIVIDENDS SECURITIES FUND..   0.80%      CLASS 2      $162.07        --
FRANKLIN RISING DIVIDENDS SECURITIES FUND..   0.90%      CLASS 2      $161.47         9

FRANKLIN SMALL CAP VALUE SECURITIES FUND...   0.00%      CLASS 2      $ 16.58        48
FRANKLIN SMALL CAP VALUE SECURITIES FUND...   0.00%      CLASS 2      $165.79        19
FRANKLIN SMALL CAP VALUE SECURITIES FUND...   0.60%      CLASS 2      $162.15        15
FRANKLIN SMALL CAP VALUE SECURITIES FUND...   0.80%      CLASS 2      $160.95        --
FRANKLIN SMALL CAP VALUE SECURITIES FUND...   0.90%      CLASS 2      $160.35         1

FRANKLIN STRATEGIC INCOME SECURITIES FUND..   0.00%      CLASS 2      $125.75        91
FRANKLIN STRATEGIC INCOME SECURITIES FUND..   0.60%      CLASS 2      $122.98        93
FRANKLIN STRATEGIC INCOME SECURITIES FUND..   0.80%      CLASS 2      $122.07        --
FRANKLIN STRATEGIC INCOME SECURITIES FUND..   0.90%      CLASS 2      $121.62        16

GOLDMAN SACHS VIT MID CAP VALUE FUND.......   0.00%  SERVICE SHARES   $158.73        25
GOLDMAN SACHS VIT MID CAP VALUE FUND.......   0.60%  SERVICE SHARES   $155.24        20
GOLDMAN SACHS VIT MID CAP VALUE FUND.......   0.80%  SERVICE SHARES   $154.09        --
GOLDMAN SACHS VIT MID CAP VALUE FUND.......   0.90%  SERVICE SHARES   $153.52        10

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....   0.00%     SERIES II     $ 14.29        14
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.....   0.00%     SERIES II     $142.85         8

INVESCO V.I. GLOBAL REAL ESTATE FUND.......   0.00%     SERIES II     $ 13.62        45
INVESCO V.I. GLOBAL REAL ESTATE FUND.......   0.00%     SERIES II     $136.24        89
INVESCO V.I. GLOBAL REAL ESTATE FUND.......   0.60%     SERIES II     $133.25        55
INVESCO V.I. GLOBAL REAL ESTATE FUND.......   0.80%     SERIES II     $132.26        --
INVESCO V.I. GLOBAL REAL ESTATE FUND.......   0.90%     SERIES II     $131.77         7

INVESCO V.I. INTERNATIONAL GROWTH FUND.....   0.00%     SERIES II     $ 14.05       121
INVESCO V.I. INTERNATIONAL GROWTH FUND.....   0.00%     SERIES II     $140.51        71
INVESCO V.I. INTERNATIONAL GROWTH FUND.....   0.60%     SERIES II     $137.42        72
INVESCO V.I. INTERNATIONAL GROWTH FUND.....   0.80%     SERIES II     $136.40        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.....   0.90%     SERIES II     $135.90         3

INVESCO V.I. MID CAP CORE EQUITY FUND......   0.00%     SERIES II     $ 13.97         2
INVESCO V.I. MID CAP CORE EQUITY FUND......   0.00%     SERIES II     $139.69        13
INVESCO V.I. MID CAP CORE EQUITY FUND......   0.60%     SERIES II     $136.62        13
INVESCO V.I. MID CAP CORE EQUITY FUND......   0.80%     SERIES II     $135.61        --
INVESCO V.I. MID CAP CORE EQUITY FUND......   0.90%     SERIES II     $135.10        --

INVESCO V.I. SMALL CAP EQUITY FUND.........   0.00%     SERIES II     $ 16.89         6
INVESCO V.I. SMALL CAP EQUITY FUND.........   0.00%     SERIES II     $168.91        12
INVESCO V.I. SMALL CAP EQUITY FUND.........   0.60%     SERIES II     $165.20        12
INVESCO V.I. SMALL CAP EQUITY FUND.........   0.80%     SERIES II     $163.97        --
INVESCO V.I. SMALL CAP EQUITY FUND.........   0.90%     SERIES II     $163.36        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                                     -------- --------------- ---------- -----------

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................   0.00%  COMMON SHARES    $ 14.96        23
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................   0.00%  COMMON SHARES    $149.61         4

IVY FUNDS VIP ENERGY................................   0.00%  COMMON SHARES    $ 13.48        30
IVY FUNDS VIP ENERGY................................   0.00%  COMMON SHARES    $134.81        41
IVY FUNDS VIP ENERGY................................   0.60%  COMMON SHARES    $131.84        38
IVY FUNDS VIP ENERGY................................   0.80%  COMMON SHARES    $130.86        --
IVY FUNDS VIP ENERGY................................   0.90%  COMMON SHARES    $130.38         4

IVY FUNDS VIP HIGH INCOME...........................   0.00%  COMMON SHARES    $ 10.35        12
IVY FUNDS VIP HIGH INCOME...........................   0.00%  COMMON SHARES    $103.52        32
IVY FUNDS VIP HIGH INCOME...........................   0.60%  COMMON SHARES    $103.12        25
IVY FUNDS VIP HIGH INCOME...........................   0.80%  COMMON SHARES    $102.99        --
IVY FUNDS VIP HIGH INCOME...........................   0.90%  COMMON SHARES    $102.92         1

IVY FUNDS VIP MID CAP GROWTH........................   0.00%  COMMON SHARES    $ 16.99        81
IVY FUNDS VIP MID CAP GROWTH........................   0.00%  COMMON SHARES    $169.89        58
IVY FUNDS VIP MID CAP GROWTH........................   0.60%  COMMON SHARES    $166.15        72
IVY FUNDS VIP MID CAP GROWTH........................   0.80%  COMMON SHARES    $164.92        --
IVY FUNDS VIP MID CAP GROWTH........................   0.90%  COMMON SHARES    $164.31         6

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................   0.00%  COMMON SHARES    $ 19.93        30
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................   0.00%  COMMON SHARES    $132.92        19
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................   0.00%  COMMON SHARES    $199.31        20
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................   0.60%  COMMON SHARES    $132.41        63
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................   0.80%  COMMON SHARES    $132.24        --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................   0.90%  COMMON SHARES    $132.15         5

IVY FUNDS VIP SMALL CAP GROWTH......................   0.00%  COMMON SHARES    $ 15.30         9
IVY FUNDS VIP SMALL CAP GROWTH......................   0.00%  COMMON SHARES    $153.01        21
IVY FUNDS VIP SMALL CAP GROWTH......................   0.60%  COMMON SHARES    $149.65        21
IVY FUNDS VIP SMALL CAP GROWTH......................   0.80%  COMMON SHARES    $148.54        --
IVY FUNDS VIP SMALL CAP GROWTH......................   0.90%  COMMON SHARES    $147.99         1

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.00%  SERVICE SHARES   $ 11.27        50
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.00%  SERVICE SHARES   $112.66       227
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.60%  SERVICE SHARES   $110.18       175
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%  SERVICE SHARES   $109.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%  SERVICE SHARES   $108.96        11

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.00%  SERVICE CLASS    $ 15.53        69
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.00%  SERVICE CLASS    $155.30       175
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.60%  SERVICE CLASS    $151.89       146
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%  SERVICE CLASS    $150.76        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%  SERVICE CLASS    $150.20        10

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.00%  SERVICE CLASS    $161.15         4
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.60%  SERVICE CLASS    $157.61         8
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%  SERVICE CLASS    $156.44        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%  SERVICE CLASS    $155.86        --

MFS(R) INVESTORS TRUST SERIES.......................   0.00%  SERVICE CLASS    $156.93         4
MFS(R) INVESTORS TRUST SERIES.......................   0.60%  SERVICE CLASS    $153.48         6
MFS(R) INVESTORS TRUST SERIES.......................   0.80%  SERVICE CLASS    $152.34        --

MFS(R) UTILITIES SERIES.............................   0.00%  SERVICE CLASS    $ 16.15        43
MFS(R) UTILITIES SERIES.............................   0.00%  SERVICE CLASS    $161.45         5

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                    -------- --------------- ---------- -----------

MULTIMANAGER AGGRESSIVE EQUITY.....   0.00%         A         $ 24.20         9
MULTIMANAGER AGGRESSIVE EQUITY.....   0.00%         A         $136.93         1
MULTIMANAGER AGGRESSIVE EQUITY.....   0.00%         A         $251.87       191
MULTIMANAGER AGGRESSIVE EQUITY.....   0.60%         A         $192.97         5
MULTIMANAGER AGGRESSIVE EQUITY.....   0.60%         A         $980.08       316
MULTIMANAGER AGGRESSIVE EQUITY.....   0.80%         A         $143.59        21
MULTIMANAGER AGGRESSIVE EQUITY.....   0.90%         A         $257.24        87
MULTIMANAGER AGGRESSIVE EQUITY.....   0.00%         B         $128.28        49
MULTIMANAGER AGGRESSIVE EQUITY.....   0.60%         B         $117.96       173

MULTIMANAGER CORE BOND.............   0.00%         A         $ 13.05        19
MULTIMANAGER CORE BOND.............   0.00%         A         $154.03         4
MULTIMANAGER CORE BOND.............   0.00%         A         $163.01       125
MULTIMANAGER CORE BOND.............   0.60%         A         $159.94         8
MULTIMANAGER CORE BOND.............   0.00%         B         $168.02        98
MULTIMANAGER CORE BOND.............   0.60%         B         $156.31       230
MULTIMANAGER CORE BOND.............   0.80%         B         $152.58         1
MULTIMANAGER CORE BOND.............   0.90%         B         $150.75        19

MULTIMANAGER INTERNATIONAL EQUITY..   0.00%         A         $235.52        56
MULTIMANAGER INTERNATIONAL EQUITY..   0.60%         A         $165.42         2
MULTIMANAGER INTERNATIONAL EQUITY..   0.00%         B         $221.04        43
MULTIMANAGER INTERNATIONAL EQUITY..   0.60%         B         $158.66       158
MULTIMANAGER INTERNATIONAL EQUITY..   0.80%         B         $202.85        --
MULTIMANAGER INTERNATIONAL EQUITY..   0.90%         B         $153.00        11

MULTIMANAGER LARGE CAP CORE EQUITY.   0.00%         A         $246.31        16
MULTIMANAGER LARGE CAP CORE EQUITY.   0.60%         A         $169.50        --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.00%         B         $219.33         8
MULTIMANAGER LARGE CAP CORE EQUITY.   0.60%         B         $164.09        21
MULTIMANAGER LARGE CAP CORE EQUITY.   0.80%         B         $201.29        --
MULTIMANAGER LARGE CAP CORE EQUITY.   0.90%         B         $158.25         1

MULTIMANAGER LARGE CAP VALUE.......   0.00%         A         $268.26        39
MULTIMANAGER LARGE CAP VALUE.......   0.60%         A         $189.08         3
MULTIMANAGER LARGE CAP VALUE.......   0.00%         B         $242.62        24
MULTIMANAGER LARGE CAP VALUE.......   0.60%         B         $185.87        83
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $222.66        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $179.25         6

MULTIMANAGER MID CAP GROWTH........   0.00%         A         $347.33        35
MULTIMANAGER MID CAP GROWTH........   0.60%         A         $197.53         1
MULTIMANAGER MID CAP GROWTH........   0.00%         B         $306.77        11
MULTIMANAGER MID CAP GROWTH........   0.60%         B         $184.25        97
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $281.54        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $177.69         8

MULTIMANAGER MID CAP VALUE.........   0.00%         A         $ 26.54        14
MULTIMANAGER MID CAP VALUE.........   0.00%         A         $233.50         3
MULTIMANAGER MID CAP VALUE.........   0.00%         A         $354.71        30
MULTIMANAGER MID CAP VALUE.........   0.60%         A         $219.12         2
MULTIMANAGER MID CAP VALUE.........   0.00%         B         $232.36        29
MULTIMANAGER MID CAP VALUE.........   0.60%         B         $216.17       141
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $211.00         1
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $208.47        12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2013

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                                 -------- --------------- ---------- -----------

MULTIMANAGER MULTI-SECTOR BOND..................   0.00%         A         $ 13.76        27
MULTIMANAGER MULTI-SECTOR BOND..................   0.00%         A         $223.98       122
MULTIMANAGER MULTI-SECTOR BOND..................   0.60%         A         $380.40       129
MULTIMANAGER MULTI-SECTOR BOND..................   0.80%         A         $150.98         4
MULTIMANAGER MULTI-SECTOR BOND..................   0.90%         A         $225.04        24
MULTIMANAGER MULTI-SECTOR BOND..................   0.00%         B         $135.49        35
MULTIMANAGER MULTI-SECTOR BOND..................   0.60%         B         $107.13       114

MULTIMANAGER SMALL CAP GROWTH...................   0.00%         B         $132.80         1
MULTIMANAGER SMALL CAP GROWTH...................   0.00%         B         $194.74        45
MULTIMANAGER SMALL CAP GROWTH...................   0.60%         B         $127.61        36
MULTIMANAGER SMALL CAP GROWTH...................   0.80%         B         $125.92        --
MULTIMANAGER SMALL CAP GROWTH...................   0.90%         B         $125.08        --

MULTIMANAGER SMALL CAP VALUE....................   0.00%         A         $293.14        51
MULTIMANAGER SMALL CAP VALUE....................   0.60%         A         $275.62         5
MULTIMANAGER SMALL CAP VALUE....................   0.00%         B         $307.45        17
MULTIMANAGER SMALL CAP VALUE....................   0.60%         B         $274.82         3
MULTIMANAGER SMALL CAP VALUE....................   0.60%         B         $282.26        46
MULTIMANAGER SMALL CAP VALUE....................   0.80%         B         $273.94        --
MULTIMANAGER SMALL CAP VALUE....................   0.90%         B         $269.39        --
MULTIMANAGER SMALL CAP VALUE....................   0.90%         B         $270.01         3

MULTIMANAGER TECHNOLOGY.........................   0.00%         A         $ 27.66         3
MULTIMANAGER TECHNOLOGY.........................   0.00%         A         $386.60        37
MULTIMANAGER TECHNOLOGY.........................   0.60%         A         $201.18         3
MULTIMANAGER TECHNOLOGY.........................   0.00%         B         $314.29        41
MULTIMANAGER TECHNOLOGY.........................   0.60%         B         $180.23       297
MULTIMANAGER TECHNOLOGY.........................   0.80%         B         $288.45         1
MULTIMANAGER TECHNOLOGY.........................   0.90%         B         $173.81        14

MUTUAL SHARES SECURITIES FUND...................   0.00%      CLASS 2      $ 14.94        28
MUTUAL SHARES SECURITIES FUND...................   0.00%      CLASS 2      $149.35        56
MUTUAL SHARES SECURITIES FUND...................   0.60%      CLASS 2      $146.07        21
MUTUAL SHARES SECURITIES FUND...................   0.80%      CLASS 2      $144.99        --
MUTUAL SHARES SECURITIES FUND...................   0.90%      CLASS 2      $144.45         2

NATURAL RESOURCES PORTFOLIO.....................   0.00%     CLASS II      $ 22.23        22
NATURAL RESOURCES PORTFOLIO.....................   0.00%     CLASS II      $ 86.41       101

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.00%   ADVISOR CLASS   $102.96        61
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.60%   ADVISOR CLASS   $100.69        30
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.80%   ADVISOR CLASS   $ 99.95        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.   0.90%   ADVISOR CLASS   $ 99.58         7

PIMCO REAL RETURN PORTFOLIO.....................   0.00%   ADVISOR CLASS   $ 11.56        66
PIMCO REAL RETURN PORTFOLIO.....................   0.00%   ADVISOR CLASS   $115.58       169
PIMCO REAL RETURN PORTFOLIO.....................   0.60%   ADVISOR CLASS   $113.04        77
PIMCO REAL RETURN PORTFOLIO.....................   0.80%   ADVISOR CLASS   $112.20        --
PIMCO REAL RETURN PORTFOLIO.....................   0.90%   ADVISOR CLASS   $111.78         8

PIMCO TOTAL RETURN PORTFOLIO....................   0.00%   ADVISOR CLASS   $ 11.62       325
PIMCO TOTAL RETURN PORTFOLIO....................   0.00%   ADVISOR CLASS   $116.15       310
PIMCO TOTAL RETURN PORTFOLIO....................   0.60%   ADVISOR CLASS   $113.60       213
PIMCO TOTAL RETURN PORTFOLIO....................   0.80%   ADVISOR CLASS   $112.76         1
PIMCO TOTAL RETURN PORTFOLIO....................   0.90%   ADVISOR CLASS   $112.34        24

T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II.....   0.00%     CLASS II      $153.66        39
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II.....   0.60%     CLASS II      $150.28        90

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2013

                                                                                              UNITS
                                                  CONTRACT                                 OUTSTANDING
                                                  CHARGES*     SHARE CLASS**    UNIT VALUE  (000'S)+
                                                  -------- -------------------- ---------- -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II......   0.80%        CLASS II        $149.17        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II......   0.90%        CLASS II        $148.62         7

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II....   0.00%        CLASS II        $ 23.18        31
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II....   0.00%        CLASS II        $231.83        18

TARGET 2015 ALLOCATION...........................   0.00%           B            $ 16.89         1
TARGET 2015 ALLOCATION...........................   0.00%           B            $132.77         1

TARGET 2025 ALLOCATION...........................   0.00%           B            $ 18.33        27
TARGET 2025 ALLOCATION...........................   0.00%           B            $136.37        --

TARGET 2035 ALLOCATION...........................   0.00%           B            $ 19.35         8
TARGET 2035 ALLOCATION...........................   0.00%           B            $138.59         4

TARGET 2045 ALLOCATION...........................   0.00%           B            $ 20.28         6
TARGET 2045 ALLOCATION...........................   0.00%           B            $139.27         1

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.....   0.00%        CLASS 2         $107.20        43
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.....   0.60%        CLASS 2         $104.85        37
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.....   0.80%        CLASS 2         $104.07        --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.....   0.90%        CLASS 2         $103.68        12

TEMPLETON GLOBAL BOND SECURITIES FUND............   0.00%        CLASS 2         $ 12.19        89
TEMPLETON GLOBAL BOND SECURITIES FUND............   0.00%        CLASS 2         $121.91       217
TEMPLETON GLOBAL BOND SECURITIES FUND............   0.60%        CLASS 2         $119.23       210
TEMPLETON GLOBAL BOND SECURITIES FUND............   0.80%        CLASS 2         $118.34         1
TEMPLETON GLOBAL BOND SECURITIES FUND............   0.90%        CLASS 2         $117.90        14

TEMPLETON GROWTH SECURITIES FUND.................   0.00%        CLASS 2         $153.79        12
TEMPLETON GROWTH SECURITIES FUND.................   0.60%        CLASS 2         $150.41        15
TEMPLETON GROWTH SECURITIES FUND.................   0.80%        CLASS 2         $149.29        --
TEMPLETON GROWTH SECURITIES FUND.................   0.90%        CLASS 2         $148.74         2

VAN ECK VIP GLOBAL HARD ASSETS FUND..............   0.00%     CLASS S SHARES     $110.99        58
VAN ECK VIP GLOBAL HARD ASSETS FUND..............   0.60%     CLASS S SHARES     $108.55        54
VAN ECK VIP GLOBAL HARD ASSETS FUND..............   0.80%     CLASS S SHARES     $107.74        --
VAN ECK VIP GLOBAL HARD ASSETS FUND..............   0.90%     CLASS S SHARES     $107.34         4

VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX
 PORTFOLIO.......................................   0.60%  INVESTOR SHARE CLASS  $187.12        34

-----------
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013



                                                         ALL ASSET        ALL ASSET    ALL ASSET MODERATE AMERICAN CENTURY VP
                                                     AGGRESSIVE-ALT 25* GROWTH-ALT 20*   GROWTH-ALT 15*   MID CAP VALUE FUND
                                                     ------------------ -------------- ------------------ -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios....................      $ 8,848         $  191,634        $11,005           $  186,858
  Expenses:
   Asset-based charges..............................          491             34,533            327               46,641
                                                          -------         ----------        -------           ----------

NET INVESTMENT INCOME (LOSS)........................        8,357            157,101         10,678              140,217
                                                          -------         ----------        -------           ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Realized gain (loss) on investments..............       17,345            123,614          1,529              957,914
   Realized gain distribution from the
    Portfolios......................................        3,958            795,390          5,697              246,029
                                                          -------         ----------        -------           ----------
  Net realized gain (loss)..........................       21,303            919,004          7,226            1,203,943
                                                          -------         ----------        -------           ----------

  Change in unrealized appreciation (depreciation)
   of investments...................................       20,945            609,651         13,339            2,997,930
                                                          -------         ----------        -------           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................       42,248          1,528,655         20,565            4,201,873
                                                          -------         ----------        -------           ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................      $50,605         $1,685,756        $31,243           $4,342,090
                                                          =======         ==========        =======           ==========

                                                     AMERICAN FUNDS INSURANCE   AMERICAN FUNDS
                                                      SERIES(R) GLOBAL SMALL  INSURANCE SERIES(R)
                                                     CAPITALIZATION FUND/SM/   NEW WORLD FUND(R)
                                                     ------------------------ -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios....................         $   488                $10,296
  Expenses:
   Asset-based charges..............................             512                    336
                                                             -------                -------

NET INVESTMENT INCOME (LOSS)........................             (24)                 9,960
                                                             -------                -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
   Realized gain (loss) on investments..............             (68)                 5,564
   Realized gain distribution from the
    Portfolios......................................              --                     --
                                                             -------                -------
  Net realized gain (loss)..........................             (68)                 5,564
                                                             -------                -------

  Change in unrealized appreciation (depreciation)
   of investments...................................          40,076                 16,840
                                                             -------                -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS........................................          40,008                 22,404
                                                             -------                -------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..........................         $39,984                $32,364
                                                             =======                =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                        AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                         ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                        -------------- ------------ ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.......................  $ 3,343,259    $  288,436     $  352,752        $ 66,412
  Expenses:
   Asset-based charges.................................      258,956            --        143,899              --
                                                         -----------    ----------     ----------        --------

NET INVESTMENT INCOME (LOSS)...........................    3,084,303       288,436        208,853          66,412
                                                         -----------    ----------     ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    2,655,268       116,483         28,843          30,945
   Realized gain distribution from the Portfolios......    3,830,906        64,668        946,258          16,152
                                                         -----------    ----------     ----------        --------
  Net realized gain (loss).............................    6,486,174       181,151        975,101          47,097
                                                         -----------    ----------     ----------        --------

  Change in unrealized appreciation (depreciation) of
   investments.........................................   21,294,134     1,125,866        318,294         262,760
                                                         -----------    ----------     ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................   27,780,308     1,307,017      1,293,395         309,857
                                                         -----------    ----------     ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................  $30,864,611    $1,595,453     $1,502,248        $376,269
                                                         ===========    ==========     ==========        ========

                                                                                AXA
                                                        AXA CONSERVATIVE CONSERVATIVE-PLUS
                                                           STRATEGY*        ALLOCATION*
                                                        ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.......................     $15,701         $  484,013
  Expenses:
   Asset-based charges.................................          --            103,834
                                                            -------         ----------

NET INVESTMENT INCOME (LOSS)...........................      15,701            380,179
                                                            -------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       5,257            531,367
   Realized gain distribution from the Portfolios......       4,934          1,095,734
                                                            -------         ----------
  Net realized gain (loss).............................      10,191          1,627,101
                                                            -------         ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................      32,633          1,364,147
                                                            -------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................      42,824          2,991,248
                                                            -------         ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................     $58,525         $3,371,427
                                                            =======         ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   AXA GROWTH AXA MODERATE   AXA MODERATE   AXA MODERATE-PLUS
                                                                   STRATEGY*  ALLOCATION*  GROWTH STRATEGY*    ALLOCATION*
                                                                   ---------- ------------ ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $  534,314 $ 16,453,961    $1,103,891       $ 8,742,721
  Expenses:
   Asset-based charges............................................         --    5,469,064            --           892,739
                                                                   ---------- ------------    ----------       -----------

NET INVESTMENT INCOME (LOSS)......................................    534,314   10,984,897     1,103,891         7,849,982
                                                                   ---------- ------------    ----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     93,891    2,395,501       233,310        (5,320,366)
   Realized gain distribution from the Portfolios.................    104,837   29,284,970       268,042        14,091,151
                                                                   ---------- ------------    ----------       -----------
  Net realized gain (loss)........................................    198,728   31,680,471       501,352         8,770,785
                                                                   ---------- ------------    ----------       -----------

  Change in unrealized appreciation (depreciation) of investments.  2,504,761   80,678,759     5,145,208        55,969,344
                                                                   ---------- ------------    ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,703,489  112,359,230     5,646,560        64,740,129
                                                                   ---------- ------------    ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $3,237,803 $123,344,127    $6,750,451       $72,590,111
                                                                   ========== ============    ==========       ===========

                                                                   AXA TACTICAL AXA TACTICAL
                                                                   MANAGER 400* MANAGER 500*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  4,341     $ 11,154
  Expenses:
   Asset-based charges............................................      8,895        6,987
                                                                     --------     --------

NET INVESTMENT INCOME (LOSS)......................................     (4,554)       4,167
                                                                     --------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    252,551      140,032
   Realized gain distribution from the Portfolios.................    118,669      177,298
                                                                     --------     --------
  Net realized gain (loss)........................................    371,220      317,330
                                                                     --------     --------

  Change in unrealized appreciation (depreciation) of investments.    291,583      302,245
                                                                     --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    662,803      619,575
                                                                     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $658,249     $623,742
                                                                     ========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                       AXA TACTICAL
                                                        AXA TACTICAL     MANAGER       BLACKROCK GLOBAL   EQ/ALLIANCEBERNSTEIN
                                                        MANAGER 2000* INTERNATIONAL* ALLOCATION V.I. FUND  SMALL CAP GROWTH*
                                                        ------------- -------------- -------------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.......................   $  2,095       $     --          $ 73,079           $    94,000
  Expenses:
   Asset-based charges.................................      5,896          7,084                --               945,525
                                                          --------       --------          --------           -----------

NET INVESTMENT INCOME (LOSS)...........................     (3,801)        (7,084)           73,079              (851,525)
                                                          --------       --------          --------           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    158,256        211,979           259,927             8,832,855
   Realized gain distribution from the Portfolios......    171,429        126,415           290,163            18,680,540
                                                          --------       --------          --------           -----------
  Net realized gain (loss).............................    329,685        338,394           550,090            27,513,395
                                                          --------       --------          --------           -----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................    221,549         33,023           255,817            35,924,976
                                                          --------       --------          --------           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................    551,234        371,417           805,907            63,438,371
                                                          --------       --------          --------           -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................   $547,433       $364,333          $878,986           $62,586,846
                                                          ========       ========          ========           ===========

                                                        EQ/BLACKROCK
                                                            BASIC     EQ/BOSTON ADVISORS
                                                        VALUE EQUITY*   EQUITY INCOME*
                                                        ------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.......................  $ 3,018,572      $  365,759
  Expenses:
   Asset-based charges.................................      713,473          49,566
                                                         -----------      ----------

NET INVESTMENT INCOME (LOSS)...........................    2,305,099         316,193
                                                         -----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................    5,479,759       1,914,050
   Realized gain distribution from the Portfolios......           --       2,008,118
                                                         -----------      ----------
  Net realized gain (loss).............................    5,479,759       3,922,168
                                                         -----------      ----------

  Change in unrealized appreciation (depreciation) of
   investments.........................................   50,696,208         865,732
                                                         -----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...........................................   56,175,967       4,787,900
                                                         -----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................  $58,481,066      $5,104,093
                                                         ===========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    EQ/CALVERT  EQ/CAPITAL
                                                                     SOCIALLY    GUARDIAN    EQ/COMMON     EQ/CORE
                                                                   RESPONSIBLE* RESEARCH*   STOCK INDEX* BOND INDEX*
                                                                   ------------ ----------- ------------ -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $  8,934   $ 1,452,648 $ 18,896,762 $   632,790
  Expenses:
   Asset-based charges............................................      3,159       487,287    7,891,698     160,525
                                                                     --------   ----------- ------------ -----------

NET INVESTMENT INCOME (LOSS)......................................      5,775       965,361   11,005,064     472,265
                                                                     --------   ----------- ------------ -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     93,655     2,697,509   22,274,372     (14,986)
                                                                     --------   ----------- ------------ -----------
  Net realized gain (loss)........................................     93,655     2,697,509   22,274,372     (14,986)
                                                                     --------   ----------- ------------ -----------

  Change in unrealized appreciation (depreciation) of investments.    235,072    23,171,427  368,480,975  (1,476,747)
                                                                     --------   ----------- ------------ -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    328,727    25,868,936  390,755,347  (1,491,733)
                                                                     --------   ----------- ------------ -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $334,502   $26,834,297 $401,760,411 $(1,019,468)
                                                                     ========   =========== ============ ===========

                                                                    EQ/EQUITY    EQ/EQUITY
                                                                    500 INDEX*  GROWTH PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $  9,336,113 $   488,554
  Expenses:
   Asset-based charges............................................    2,433,410     347,336
                                                                   ------------ -----------

NET INVESTMENT INCOME (LOSS)......................................    6,902,703     141,218
                                                                   ------------ -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   18,077,802   1,631,426
                                                                   ------------ -----------
  Net realized gain (loss)........................................   18,077,802   1,631,426
                                                                   ------------ -----------

  Change in unrealized appreciation (depreciation) of investments.  144,272,602  26,912,977
                                                                   ------------ -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  162,350,404  28,544,403
                                                                   ------------ -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $169,253,107 $28,685,621
                                                                   ============ ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                     EQ/GAMCO      EQ/GAMCO                  EQ/GLOBAL
                                                                    MERGERS AND  SMALL COMPANY  EQ/GLOBAL   MULTI-SECTOR
                                                                   ACQUISITIONS*    VALUE*      BOND PLUS*    EQUITY*
                                                                   ------------- ------------- -----------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $   51,663    $   366,132  $     2,847  $ 1,285,676
  Expenses:
   Asset-based charges............................................      38,015        372,104       64,883      599,220
                                                                    ----------    -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      13,648         (5,972)     (62,036)     686,456
                                                                    ----------    -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     247,491      6,078,657     (110,468)     209,910
   Realized gain distribution from the Portfolios.................     571,837      6,471,944      650,576           --
                                                                    ----------    -----------  -----------  -----------
  Net realized gain (loss)........................................     819,328     12,550,601      540,108      209,910
                                                                    ----------    -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.     413,225     29,451,558   (1,111,515)  27,801,662
                                                                    ----------    -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,232,553     42,002,159     (571,407)  28,011,572
                                                                    ----------    -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,246,201    $41,996,187  $  (633,443) $28,698,028
                                                                    ==========    ===========  ===========  ===========

                                                                   EQ/INTERMEDIATE  EQ/INTERNATIONAL
                                                                   GOVERNMENT BOND*    CORE PLUS*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $   194,816       $  258,594
  Expenses:
   Asset-based charges............................................       326,883           80,885
                                                                     -----------       ----------

NET INVESTMENT INCOME (LOSS)......................................      (132,067)         177,709
                                                                     -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       598,071          418,476
   Realized gain distribution from the Portfolios.................            --               --
                                                                     -----------       ----------
  Net realized gain (loss)........................................       598,071          418,476
                                                                     -----------       ----------

  Change in unrealized appreciation (depreciation) of investments.    (2,289,129)       4,306,905
                                                                     -----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,691,058)       4,725,381
                                                                     -----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,823,125)      $4,903,090
                                                                     ===========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INVESCO EQ/JPMORGAN VALUE
                                                                    EQUITY INDEX*     VALUE PLUS*    COMSTOCK*   OPPORTUNITIES*
                                                                   ---------------- ---------------- ---------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 7,338,744      $ 1,072,719    $  381,640    $  520,614
  Expenses:
   Asset-based charges............................................     1,685,486          357,338        19,506       115,961
                                                                     -----------      -----------    ----------    ----------

NET INVESTMENT INCOME (LOSS)......................................     5,653,258          715,381       362,134       404,653
                                                                     -----------      -----------    ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (748,985)      (1,116,728)      691,314       489,264
   Realized gain distribution from the Portfolios.................            --               --            --            --
                                                                     -----------      -----------    ----------    ----------
  Net realized gain (loss)........................................      (748,985)      (1,116,728)      691,314       489,264
                                                                     -----------      -----------    ----------    ----------

  Change in unrealized appreciation (depreciation) of investments.    57,990,647       16,787,439     1,227,216     6,760,466
                                                                     -----------      -----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    57,241,662       15,670,711     1,918,530     7,249,730
                                                                     -----------      -----------    ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $62,894,920      $16,386,092    $2,280,664    $7,654,383
                                                                     ===========      ===========    ==========    ==========

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                    CORE PLUS*  GROWTH INDEX*
                                                                   ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $   78,416   $ 1,110,792
  Expenses:
   Asset-based charges............................................      34,115       541,618
                                                                    ----------   -----------

NET INVESTMENT INCOME (LOSS)......................................      44,301       569,174
                                                                    ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     107,260     6,217,886
   Realized gain distribution from the Portfolios.................     657,581     5,622,763
                                                                    ----------   -----------
  Net realized gain (loss)........................................     764,841    11,840,649
                                                                    ----------   -----------

  Change in unrealized appreciation (depreciation) of investments.   2,993,249    19,585,628
                                                                    ----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,758,090    31,426,277
                                                                    ----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $3,802,391   $31,995,451
                                                                    ==========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT
                                                                   GROWTH PLUS* VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*
                                                                   ------------ ------------ ------------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   220,883   $  209,719  $  3,731,720    $  242,136
  Expenses:
   Asset-based charges............................................     654,513       43,885     1,728,963        36,158
                                                                   -----------   ----------  ------------    ----------

NET INVESTMENT INCOME (LOSS)......................................    (433,630)     165,834     2,002,757       205,978
                                                                   -----------   ----------  ------------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   6,187,543      683,906    (5,875,851)      642,936
   Realized gain distribution from the Portfolios.................          --           --            --     1,814,174
                                                                   -----------   ----------  ------------    ----------
  Net realized gain (loss)........................................   6,187,543      683,906    (5,875,851)    2,457,110
                                                                   -----------   ----------  ------------    ----------

  Change in unrealized appreciation (depreciation) of investments.  33,612,179    2,713,362   101,188,980       338,713
                                                                   -----------   ----------  ------------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  39,799,722    3,397,268    95,313,129     2,795,823
                                                                   -----------   ----------  ------------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $39,366,092   $3,563,102  $ 97,315,886    $3,001,801
                                                                   ===========   ==========  ============    ==========

                                                                   EQ/MFS INTERNATIONAL EQ/MID CAP
                                                                         GROWTH*          INDEX*
                                                                   -------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................      $  336,690      $   777,185
  Expenses:
   Asset-based charges............................................         112,570          369,883
                                                                        ----------      -----------

NET INVESTMENT INCOME (LOSS)......................................         224,120          407,302
                                                                        ----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       1,361,870        1,390,511
   Realized gain distribution from the Portfolios.................         384,937               --
                                                                        ----------      -----------
  Net realized gain (loss)........................................       1,746,807        1,390,511
                                                                        ----------      -----------

  Change in unrealized appreciation (depreciation) of investments.       2,512,325       25,856,773
                                                                        ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       4,259,132       27,247,284
                                                                        ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $4,483,252      $27,654,586
                                                                        ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                   EQ/MID CAP   EQ/MONEY    EQ/MONTAG &    EQ/MORGAN STANLEY
                                                                   VALUE PLUS*  MARKET*   CALDWELL GROWTH*  MID CAP GROWTH*
                                                                   ----------- ---------  ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $ 1,037,926 $      --     $  187,337       $        --
  Expenses:
   Asset-based charges............................................     871,196   778,732         87,159           167,175
                                                                   ----------- ---------     ----------       -----------

NET INVESTMENT INCOME (LOSS)......................................     166,730  (778,732)       100,178          (167,175)
                                                                   ----------- ---------     ----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   7,887,257    (4,214)     2,962,728         3,391,671
   Realized gain distribution from the Portfolios.................          --     1,293      3,249,274         3,175,215
                                                                   ----------- ---------     ----------       -----------
  Net realized gain (loss)........................................   7,887,257    (2,921)     6,212,002         6,566,886
                                                                   ----------- ---------     ----------       -----------

  Change in unrealized appreciation (depreciation) of investments.  49,132,156     4,387       (197,149)       10,331,504
                                                                   ----------- ---------     ----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  57,019,413     1,466      6,014,853        16,898,390
                                                                   ----------- ---------     ----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $57,186,143 $(777,266)    $6,115,031       $16,731,215
                                                                   =========== =========     ==========       ===========

                                                                   EQ/PIMCO ULTRA  EQ/QUALITY
                                                                    SHORT BOND*    BOND PLUS*
                                                                   -------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 284,439    $   245,292
  Expenses:
   Asset-based charges............................................     121,555        318,334
                                                                     ---------    -----------

NET INVESTMENT INCOME (LOSS)......................................     162,884        (73,042)
                                                                     ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (33,134)    (1,534,088)
   Realized gain distribution from the Portfolios.................          --             --
                                                                     ---------    -----------
  Net realized gain (loss)........................................     (33,134)    (1,534,088)
                                                                     ---------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (231,250)      (338,307)
                                                                     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (264,384)    (1,872,395)
                                                                     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(101,500)   $(1,945,437)
                                                                     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                EQ/T. ROWE               EQ/WELLS
                                                                    EQ/SMALL      PRICE       EQ/UBS      FARGO
                                                                    COMPANY       GROWTH     GROWTH &     OMEGA
                                                                     INDEX*       STOCK*     INCOME*     GROWTH*
                                                                   ----------- -----------  ---------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   614,614 $        --  $   79,347 $        --
  Expenses:
   Asset-based charges............................................     183,921     198,526      22,870     244,530
                                                                   ----------- -----------  ---------- -----------

NET INVESTMENT INCOME (LOSS)......................................     430,693    (198,526)     56,477    (244,530)
                                                                   ----------- -----------  ---------- -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,584,795   3,602,294     277,099   3,626,216
   Realized gain distribution from the Portfolios.................   5,002,744          --          --  20,623,584
                                                                   ----------- -----------  ---------- -----------
  Net realized gain (loss)........................................   6,587,539   3,602,294     277,099  24,249,800
                                                                   ----------- -----------  ---------- -----------

  Change in unrealized appreciation (depreciation) of investments.  12,663,256  12,183,412   1,771,776   1,570,255
                                                                   ----------- -----------  ---------- -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  19,250,795  15,785,706   2,048,875  25,820,055
                                                                   ----------- -----------  ---------- -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $19,681,488 $15,587,180  $2,105,352 $25,575,525
                                                                   =========== ===========  ========== ===========

                                                                     FIDELITY(R)
                                                                      VIP ASSET    FIDELITY(R) VIP
                                                                   MANAGER: GROWTH  CONTRAFUND(R)
                                                                      PORTFOLIO       PORTFOLIO
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $  8,781       $   539,909
  Expenses:
   Asset-based charges............................................          --           123,507
                                                                      --------       -----------

NET INVESTMENT INCOME (LOSS)......................................       8,781           416,402
                                                                      --------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      65,545         2,726,866
   Realized gain distribution from the Portfolios.................       3,590            18,907
                                                                      --------       -----------
  Net realized gain (loss)........................................      69,135         2,745,773
                                                                      --------       -----------

  Change in unrealized appreciation (depreciation) of investments.     182,587         8,670,287
                                                                      --------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     251,722        11,416,060
                                                                      --------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $260,503       $11,832,462
                                                                      ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                    FIDELITY(R)  FIDELITY(R) FIDELITY(R)  FIDELITY(R)
                                                                        VIP      VIP GROWTH   VIP HIGH   VIP INVESTMENT
                                                                   EQUITY-INCOME  & INCOME     INCOME      GRADE BOND
                                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                   ------------- ----------- ----------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 30,332    $   87,828   $ 641,009   $   335,932
  Expenses:
   Asset-based charges............................................         --        13,431          --            --
                                                                     --------    ----------   ---------   -----------

NET INVESTMENT INCOME (LOSS)......................................     30,332        74,397     641,009       335,932
                                                                     --------    ----------   ---------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     65,385       311,974     277,000    (1,311,976)
   Realized gain distribution from the Portfolios.................     89,136            --          --       192,133
                                                                     --------    ----------   ---------   -----------
  Net realized gain (loss)........................................    154,521       311,974     277,000    (1,119,843)
                                                                     --------    ----------   ---------   -----------

  Change in unrealized appreciation (depreciation) of investments.    128,638       870,211    (291,864)      337,906
                                                                     --------    ----------   ---------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    283,159     1,182,185     (14,864)     (781,937)
                                                                     --------    ----------   ---------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $313,491    $1,256,582   $ 626,145   $  (446,005)
                                                                     ========    ==========   =========   ===========

                                                                   FIDELITY(R) FIDELITY(R)
                                                                       VIP      VIP MONEY
                                                                     MID CAP     MARKET
                                                                    PORTFOLIO   PORTFOLIO
                                                                   ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   76,392     $100
  Expenses:
   Asset-based charges............................................     27,600       --
                                                                   ----------     ----

NET INVESTMENT INCOME (LOSS)......................................     48,792      100
                                                                   ----------     ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    899,320       --
   Realized gain distribution from the Portfolios.................  3,638,277       --
                                                                   ----------     ----
  Net realized gain (loss)........................................  4,537,597       --
                                                                   ----------     ----

  Change in unrealized appreciation (depreciation) of investments.  3,367,634       --
                                                                   ----------     ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  7,905,231       --
                                                                   ----------     ----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $7,954,023     $100
                                                                   ==========     ====

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                            FRANKLIN    FRANKLIN   FRANKLIN
                                                                               FIDELITY(R)   RISING    SMALL CAP  STRATEGIC
                                                                   FIDELITY(R)  VIP VALUE  DIVIDENDS     VALUE      INCOME
                                                                    VIP VALUE  STRATEGIES  SECURITIES  SECURITIES SECURITIES
                                                                    PORTFOLIO   PORTFOLIO     FUND        FUND       FUND
                                                                   ----------- ----------- ----------- ---------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $ 10,276    $  3,350   $   665,079 $   66,161 $1,372,468
  Expenses:
   Asset-based charges............................................        --          --       163,421     11,805     83,593
                                                                    --------    --------   ----------- ---------- ----------

NET INVESTMENT INCOME (LOSS)......................................    10,276       3,350       501,658     54,356  1,288,875
                                                                    --------    --------   ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    80,698      74,650     3,021,317    329,103   (129,092)
   Realized gain distribution from the Portfolios.................    96,263          --            --     85,384    295,133
                                                                    --------    --------   ----------- ---------- ----------
  Net realized gain (loss)........................................   176,961      74,650     3,021,317    414,487    166,041
                                                                    --------    --------   ----------- ---------- ----------

  Change in unrealized appreciation (depreciation) of investments.   105,564      59,640     6,878,069    984,363   (811,024)
                                                                    --------    --------   ----------- ---------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   282,525     134,290     9,899,386  1,398,850   (644,983)
                                                                    --------    --------   ----------- ---------- ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $292,801    $137,640   $10,401,044 $1,453,206 $  643,892
                                                                    ========    ========   =========== ========== ==========

                                                                    GOLDMAN
                                                                   SACHS VIT
                                                                    MID CAP
                                                                     VALUE
                                                                     FUND
                                                                   ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   48,859
  Expenses:
   Asset-based charges............................................     44,727
                                                                   ----------

NET INVESTMENT INCOME (LOSS)......................................      4,132
                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  1,222,697
   Realized gain distribution from the Portfolios.................    652,632
                                                                   ----------
  Net realized gain (loss)........................................  1,875,329
                                                                   ----------

  Change in unrealized appreciation (depreciation) of investments.    690,040
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,565,369
                                                                   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $2,569,501
                                                                   ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   INVESCO V.I.  INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                                                                    DIVERSIFIED  GLOBAL REAL  INTERNATIONAL MID CAP CORE
                                                                   DIVIDEND FUND ESTATE FUND   GROWTH FUND  EQUITY FUND
                                                                   ------------- ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 18,295    $   755,204   $  202,053     $ 15,856
  Expenses:
   Asset-based charges............................................         --         56,124       57,412        8,424
                                                                     --------    -----------   ----------     --------

NET INVESTMENT INCOME (LOSS)......................................     18,295        699,080      144,641        7,432
                                                                     --------    -----------   ----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     74,005        865,575      587,236      123,262
   Realized gain distribution from the Portfolios.................         --             --           --      220,415
                                                                     --------    -----------   ----------     --------
  Net realized gain (loss)........................................     74,005        865,575      587,236      343,677
                                                                     --------    -----------   ----------     --------

  Change in unrealized appreciation (depreciation) of investments.    109,385     (1,315,730)   2,584,770      355,891
                                                                     --------    -----------   ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    183,390       (450,155)   3,172,006      699,568
                                                                     --------    -----------   ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $201,685    $   248,925   $3,316,647     $707,000
                                                                     ========    ===========   ==========     ========

                                                                   INVESCO V.I. IVY FUNDS VIP
                                                                    SMALL CAP     DIVIDEND
                                                                   EQUITY FUND  OPPORTUNITIES
                                                                   ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $       --    $  7,797
  Expenses:
   Asset-based charges............................................      10,357          --
                                                                    ----------    --------

NET INVESTMENT INCOME (LOSS)......................................     (10,357)      7,797
                                                                    ----------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     173,081      44,660
   Realized gain distribution from the Portfolios.................      36,242      10,595
                                                                    ----------    --------
  Net realized gain (loss)........................................     209,323      55,255
                                                                    ----------    --------

  Change in unrealized appreciation (depreciation) of investments.     876,785      77,388
                                                                    ----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,086,108     132,643
                                                                    ----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,075,751    $140,440
                                                                    ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013




                                                                               IVY FUNDS IVY FUNDS   IVY FUNDS VIP  IVY FUNDS
                                                                   IVY FUNDS   VIP HIGH   VIP MID       SCIENCE     VIP SMALL
                                                                   VIP ENERGY   INCOME   CAP GROWTH  AND TECHNOLOGY CAP GROWTH
                                                                   ----------  --------- ----------  -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $       --  $     --  $       --    $       --   $       --
  Expenses:
   Asset-based charges............................................     32,885     4,179      68,120        14,575       15,084
                                                                   ----------  --------  ----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)......................................    (32,885)   (4,179)    (68,120)      (14,575)     (15,084)
                                                                   ----------  --------  ----------    ----------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    349,016     2,712     502,920     1,226,520      199,589
   Realized gain distribution from the Portfolios.................     33,968        --     655,072       301,435           --
                                                                   ----------  --------  ----------    ----------   ----------
  Net realized gain (loss)........................................    382,984     2,712   1,157,992     1,527,955      199,589
                                                                   ----------  --------  ----------    ----------   ----------

  Change in unrealized appreciation (depreciation) of investments.  1,937,980   166,658   4,016,210     1,869,437    1,595,072
                                                                   ----------  --------  ----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,320,964   169,370   5,174,202     3,397,392    1,794,661
                                                                   ----------  --------  ----------    ----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $2,288,079  $165,191  $5,106,082    $3,382,817   $1,779,577
                                                                   ==========  ========  ==========    ==========   ==========

                                                                       LAZARD
                                                                     RETIREMENT
                                                                      EMERGING
                                                                   MARKETS EQUITY
                                                                     PORTFOLIO
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $   647,460
  Expenses:
   Asset-based charges............................................      132,437
                                                                    -----------

NET INVESTMENT INCOME (LOSS)......................................      515,023
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      253,994
   Realized gain distribution from the Portfolios.................      269,448
                                                                    -----------
  Net realized gain (loss)........................................      523,442
                                                                    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,962,090)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,438,648)
                                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  (923,625)
                                                                    ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      MFS(R)        MFS(R)
                                                                   INTERNATIONAL  INVESTORS      MFS(R)     MFS(R)
                                                                       VALUE        GROWTH     INVESTORS   UTILITIES
                                                                     PORTFOLIO   STOCK SERIES TRUST SERIES  SERIES
                                                                   ------------- ------------ ------------ ---------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $  609,109     $  7,953     $ 12,773   $ 25,567
  Expenses:
   Asset-based charges............................................     108,080        7,798        4,848         --
                                                                    ----------     --------     --------   --------

NET INVESTMENT INCOME (LOSS)......................................     501,029          155        7,925     25,567
                                                                    ----------     --------     --------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,777,403      148,783       41,111     37,578
   Realized gain distribution from the Portfolios.................          --       59,770           --     22,751
                                                                    ----------     --------     --------   --------
  Net realized gain (loss)........................................   1,777,403      208,553       41,111     60,329
                                                                    ----------     --------     --------   --------

  Change in unrealized appreciation (depreciation) of investments.   7,133,080      262,941      264,098    118,332
                                                                    ----------     --------     --------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   8,910,483      471,494      305,209    178,661
                                                                    ----------     --------     --------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $9,411,512     $471,649     $313,134   $204,228
                                                                    ==========     ========     ========   ========

                                                                   MULTIMANAGER
                                                                    AGGRESSIVE   MULTIMANAGER
                                                                     EQUITY*      CORE BOND*
                                                                   ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $    426,302  $ 1,277,936
  Expenses:
   Asset-based charges............................................    2,020,351      270,658
                                                                   ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................   (1,594,049)   1,007,278
                                                                   ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   11,714,907     (381,930)
   Realized gain distribution from the Portfolios.................           --      219,687
                                                                   ------------  -----------
  Net realized gain (loss)........................................   11,714,907     (162,243)
                                                                   ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  105,347,936   (3,030,969)
                                                                   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  117,062,843   (3,193,212)
                                                                   ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $115,468,794  $(2,185,934)
                                                                   ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   MULTIMANAGER  MULTIMANAGER MULTIMANAGER MULTIMANAGER
                                                                   INTERNATIONAL  LARGE CAP    LARGE CAP     MID CAP
                                                                      EQUITY*    CORE EQUITY*    VALUE*      GROWTH*
                                                                   ------------- ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $  552,585    $   55,303   $  463,339  $        --
  Expenses:
   Asset-based charges............................................     162,120        20,820       96,472      106,252
                                                                    ----------    ----------   ----------  -----------

NET INVESTMENT INCOME (LOSS)......................................     390,465        34,483      366,867     (106,252)
                                                                    ----------    ----------   ----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (888,008)      209,844      626,745    2,127,010
   Realized gain distribution from the Portfolios.................          --            --           --    9,316,237
                                                                    ----------    ----------   ----------  -----------
  Net realized gain (loss)........................................    (888,008)      209,844      626,745   11,443,247
                                                                    ----------    ----------   ----------  -----------

  Change in unrealized appreciation (depreciation) of investments.   8,241,605     2,273,137    7,430,878     (987,169)
                                                                    ----------    ----------   ----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   7,353,597     2,482,981    8,057,623   10,456,078
                                                                    ----------    ----------   ----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $7,744,062    $2,517,464   $8,424,490  $10,349,826
                                                                    ==========    ==========   ==========  ===========

                                                                   MULTIMANAGER MULTIMANAGER
                                                                     MID CAP    MULTI-SECTOR
                                                                      VALUE*       BOND*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   173,136  $ 3,633,838
  Expenses:
   Asset-based charges............................................     180,536      457,971
                                                                   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (7,400)   3,175,867
                                                                   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   2,521,723   (2,605,072)
   Realized gain distribution from the Portfolios.................          --           --
                                                                   -----------  -----------
  Net realized gain (loss)........................................   2,521,723   (2,605,072)
                                                                   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  12,250,511   (2,053,248)
                                                                   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  14,772,234   (4,658,320)
                                                                   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $14,764,834  $(1,482,453)
                                                                   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                            MUTUAL
                                                                   MULTIMANAGER MULTIMANAGER                SHARES     NATURAL
                                                                    SMALL CAP    SMALL CAP   MULTIMANAGER SECURITIES  RESOURCES
                                                                     GROWTH*       VALUE*    TECHNOLOGY*     FUND     PORTFOLIO
                                                                   ------------ ------------ ------------ ---------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $       --  $   175,673  $        --  $  219,997 $       --
  Expenses:
   Asset-based charges............................................      16,874       90,113      316,351      16,428         --
                                                                    ----------  -----------  -----------  ---------- ----------

NET INVESTMENT INCOME (LOSS)......................................     (16,874)      85,560     (316,351)    203,569         --
                                                                    ----------  -----------  -----------  ---------- ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     488,204      905,217    6,609,893     433,908   (359,903)
                                                                    ----------  -----------  -----------  ---------- ----------
  Net realized gain (loss)........................................     488,204      905,217    6,609,893     433,908   (359,903)
                                                                    ----------  -----------  -----------  ---------- ----------

  Change in unrealized appreciation (depreciation) of investments.   3,359,382   10,210,500   16,919,242   1,923,806  1,442,141
                                                                    ----------  -----------  -----------  ---------- ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,847,586   11,115,717   23,529,135   2,357,714  1,082,238
                                                                    ----------  -----------  -----------  ---------- ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $3,830,712  $11,201,277  $23,212,784  $2,561,283 $1,082,238
                                                                    ==========  ===========  ===========  ========== ==========

                                                                           PIMCO
                                                                   COMMODITYREALRETURN(R)
                                                                     STRATEGY PORTFOLIO
                                                                   ----------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................      $   168,237
  Expenses:
   Asset-based charges............................................           27,945
                                                                        -----------

NET INVESTMENT INCOME (LOSS)......................................          140,292
                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (899,859)
                                                                        -----------
  Net realized gain (loss)........................................         (899,859)
                                                                        -----------

  Change in unrealized appreciation (depreciation) of investments.         (929,730)
                                                                        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (1,829,589)
                                                                        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $(1,689,297)
                                                                        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                             T. ROWE
                                                                    PIMCO REAL  PIMCO TOTAL  T. ROWE PRICE PRICE HEALTH
                                                                      RETURN      RETURN     EQUITY INCOME   SCIENCES
                                                                    PORTFOLIO    PORTFOLIO   PORTFOLIO-II  PORTFOLIO-II
                                                                   -----------  -----------  ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   526,978  $ 1,452,593   $  226,497    $       --
  Expenses:
   Asset-based charges............................................      74,983      173,820       72,294            --
                                                                   -----------  -----------   ----------    ----------

NET INVESTMENT INCOME (LOSS)......................................     451,995    1,278,773      154,203            --
                                                                   -----------  -----------   ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (736,762)     256,385      639,218       626,830
   Realized gain distribution from the Portfolios.................     247,008      591,336           --       202,785
                                                                   -----------  -----------   ----------    ----------
  Net realized gain (loss)........................................    (489,754)     847,721      639,218       829,615
                                                                   -----------  -----------   ----------    ----------

  Change in unrealized appreciation (depreciation) of investments.  (3,487,181)  (3,746,204)   3,318,289       726,714
                                                                   -----------  -----------   ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (3,976,935)  (2,898,483)   3,957,507     1,556,329
                                                                   -----------  -----------   ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(3,524,940) $(1,619,710)  $4,111,710    $1,556,329
                                                                   ===========  ===========   ==========    ==========


                                                                   TARGET 2015 TARGET 2025
                                                                   ALLOCATION* ALLOCATION*
                                                                   ----------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................   $ 1,544    $  6,053
  Expenses:
   Asset-based charges............................................        --          --
                                                                     -------    --------

NET INVESTMENT INCOME (LOSS)......................................     1,544       6,053
                                                                     -------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    42,315      81,399
   Realized gain distribution from the Portfolios.................     3,706       8,975
                                                                     -------    --------
  Net realized gain (loss)........................................    46,021      90,374
                                                                     -------    --------

  Change in unrealized appreciation (depreciation) of investments.    (5,320)     19,289
                                                                     -------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    40,701     109,663
                                                                     -------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $42,245    $115,716
                                                                     =======    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                               TEMPLETON         TEMPLETON
                                                                   TARGET 2035 TARGET 2045 DEVELOPING MARKETS   GLOBAL BOND
                                                                   ALLOCATION* ALLOCATION*  SECURITIES FUND   SECURITIES FUND
                                                                   ----------- ----------- ------------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................  $  8,941     $ 2,391       $ 187,911        $ 3,530,236
  Expenses:
   Asset-based charges............................................        --          --          36,265            282,497
                                                                    --------     -------       ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................     8,941       2,391         151,646          3,247,739
                                                                    --------     -------       ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    27,159      16,846        (168,145)        (1,538,926)
   Realized gain distribution from the Portfolios.................    13,029       3,010              --            911,459
                                                                    --------     -------       ---------        -----------
  Net realized gain (loss)........................................    40,188      19,856        (168,145)          (627,467)
                                                                    --------     -------       ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.    57,971      23,773        (100,959)        (1,880,852)
                                                                    --------     -------       ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    98,159      43,629        (269,104)        (2,508,319)
                                                                    --------     -------       ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $107,100     $46,020       $(117,458)       $   739,420
                                                                    ========     =======       =========        ===========

                                                                      TEMPLETON
                                                                       GROWTH
                                                                   SECURITIES FUND
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios..................................    $ 67,522
  Expenses:
   Asset-based charges............................................       9,527
                                                                      --------

NET INVESTMENT INCOME (LOSS)......................................      57,995
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     181,766
   Realized gain distribution from the Portfolios.................          --
                                                                      --------
  Net realized gain (loss)........................................     181,766
                                                                      --------

  Change in unrealized appreciation (depreciation) of investments.     450,461
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     632,227
                                                                      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $690,222
                                                                      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                   VAN ECK VIP   VANGUARD VARIABLE
                                                                   GLOBAL HARD INSURANCE FUND-EQUITY
                                                                   ASSETS FUND    INDEX PORTFOLIO
                                                                   ----------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from the Portfolios.................................. $   61,897       $   99,961
  Expenses:
   Asset-based charges............................................     40,702           34,185
                                                                   ----------       ----------

NET INVESTMENT INCOME (LOSS)......................................     21,195           65,776
                                                                   ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (786,412)         229,247
   Realized gain distribution from the Portfolios.................    239,963          139,550
                                                                   ----------       ----------
  Net realized gain (loss)........................................   (546,449)         368,797
                                                                   ----------       ----------

  Change in unrealized appreciation (depreciation) of investments.  1,706,694        1,091,063
                                                                   ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  1,160,245        1,459,860
                                                                   ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $1,181,440       $1,525,636
                                                                   ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                    ALL ASSET               ALL ASSET
                                                              AGGRESSIVE-ALT 25*(B)      GROWTH-ALT 20*
                                                              --------------------- ------------------------
                                                                      2013              2013         2012
                                                              --------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)................................      $    8,357       $   157,101  $   137,435
 Net realized gain (loss) on investments.....................          21,303           919,004      239,673
 Change in unrealized appreciation (depreciation) of
   investments...............................................          20,945           609,651      476,315
                                                                   ----------       -----------  -----------

 Net increase (decrease) in net assets from operations.......          50,605         1,685,756      853,423
                                                                   ----------       -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................         650,609         2,758,086    1,723,967
   Transfers between Variable Investment Options including
    guaranteed interest account, net.........................         466,696           600,637    3,890,732
   Redemptions for contract benefits and terminations........              --          (366,573)    (637,547)
   Contract maintenance charges..............................         (27,433)         (741,014)    (517,407)
                                                                   ----------       -----------  -----------

 Net increase (decrease) in net assets from contractowner
   transactions..............................................       1,089,872         2,251,136    4,459,745
                                                                   ----------       -----------  -----------

 Net increase (decrease) in amount retained by AXA in
   Separate Account FP.......................................               4               412           44
                                                                   ----------       -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................       1,140,481         3,937,304    5,313,212
NET ASSETS -- BEGINNING OF PERIOD............................              --        10,924,475    5,611,263
                                                                   ----------       -----------  -----------

NET ASSETS -- END OF PERIOD..................................      $1,140,481       $14,861,779  $10,924,475
                                                                   ==========       ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................................              14                34           51
 Redeemed....................................................              (3)              (15)         (11)
                                                                   ----------       -----------  -----------
 Net Increase (Decrease).....................................              11                19           40
                                                                   ==========       ===========  ===========

                                                                      ALL ASSET
                                                              MODERATE GROWTH-ALT 15*(B)
                                                              --------------------------
                                                                         2013
                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)................................          $ 10,678
 Net realized gain (loss) on investments.....................             7,226
 Change in unrealized appreciation (depreciation) of
   investments...............................................            13,339
                                                                       --------

 Net increase (decrease) in net assets from operations.......            31,243
                                                                       --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................           143,354
   Transfers between Variable Investment Options including
    guaranteed interest account, net.........................           767,570
   Redemptions for contract benefits and terminations........                --
   Contract maintenance charges..............................           (17,415)
                                                                       --------

 Net increase (decrease) in net assets from contractowner
   transactions..............................................           893,509
                                                                       --------

 Net increase (decrease) in amount retained by AXA in
   Separate Account FP.......................................                 6
                                                                       --------

INCREASE (DECREASE) IN NET ASSETS............................           924,758
NET ASSETS -- BEGINNING OF PERIOD............................                --
                                                                       --------

NET ASSETS -- END OF PERIOD..................................          $924,758
                                                                       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued......................................................                10
 Redeemed....................................................                (1)
                                                                       --------
 Net Increase (Decrease).....................................                 9
                                                                       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      AMERICAN FUNDS
                                                       AMERICAN CENTURY VP      INSURANCE SERIES(R) GLOBAL
                                                       MID CAP VALUE FUND     SMALL CAPITALIZATION FUND/SM/(B)
                                                    ------------------------  ------------------------------
                                                        2013         2012                  2013
                                                    -----------  -----------  ------------------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)...................... $   140,217  $   294,028             $    (24)
 Net realized gain (loss) on investments...........   1,203,943    1,341,215                  (68)
 Change in unrealized appreciation (depreciation)
   of investments..................................   2,997,930      952,889               40,076
                                                    -----------  -----------             --------

 Net increase (decrease) in net assets from
   operations......................................   4,342,090    2,588,132               39,984
                                                    -----------  -----------             --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners...........   1,387,085      792,721               44,428
   Transfers between Variable Investment Options
    including guaranteed interest account, net.....   6,430,772   (3,896,053)             794,293
   Redemptions for contract benefits and
    terminations...................................  (2,691,520)  (1,240,838)              (1,324)
   Contract maintenance charges....................    (425,445)    (334,271)              (8,752)
                                                    -----------  -----------             --------

 Net increase (decrease) in net assets from
   contractowner transactions......................   4,700,892   (4,678,441)             828,645
                                                    -----------  -----------             --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account FP......................      24,209        1,238                    9
                                                    -----------  -----------             --------

INCREASE (DECREASE) IN NET ASSETS..................   9,067,191   (2,089,071)             868,638
NET ASSETS -- BEGINNING OF PERIOD..................  13,516,656   15,605,727                   --
                                                    -----------  -----------             --------

NET ASSETS -- END OF PERIOD........................ $22,583,847  $13,516,656             $868,638
                                                    ===========  ===========             ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued............................................          95           66                   --
 Redeemed..........................................         (51)         (97)                  --
                                                    -----------  -----------             --------
 Net Increase (Decrease)...........................          44          (31)                  --
                                                    ===========  ===========             ========
UNIT ACTIVITY CLASS 4
 Issued............................................          --           --                    9
 Redeemed..........................................          --           --                   (1)
                                                    -----------  -----------             --------
 Net Increase (Decrease)...........................          --           --                    8
                                                    ===========  ===========             ========

                                                       AMERICAN FUNDS
                                                    INSURANCE SERIES(R)
                                                    NEW WORLD FUND(R)(B)
                                                    --------------------
                                                            2013
                                                    --------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
 Net investment income (loss)......................       $  9,960
 Net realized gain (loss) on investments...........          5,564
 Change in unrealized appreciation (depreciation)
   of investments..................................         16,840
                                                          --------

 Net increase (decrease) in net assets from
   operations......................................         32,364
                                                          --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners...........        143,481
   Transfers between Variable Investment Options
    including guaranteed interest account, net.....        776,583
   Redemptions for contract benefits and
    terminations...................................         (2,058)
   Contract maintenance charges....................        (12,556)
                                                          --------

 Net increase (decrease) in net assets from
   contractowner transactions......................        905,450
                                                          --------

 Net increase (decrease) in amount retained by
   AXA in Separate Account FP......................              5
                                                          --------

INCREASE (DECREASE) IN NET ASSETS..................        937,819
NET ASSETS -- BEGINNING OF PERIOD..................             --
                                                          --------

NET ASSETS -- END OF PERIOD........................       $937,819
                                                          ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS II
 Issued............................................             --
 Redeemed..........................................             --
                                                          --------
 Net Increase (Decrease)...........................             --
                                                          ========
UNIT ACTIVITY CLASS 4
 Issued............................................             17
 Redeemed..........................................             (1)
                                                          --------
 Net Increase (Decrease)...........................             16
                                                          ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA AGGRESSIVE
                                                                                                      ALLOCATION*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,084,303  $    741,459
  Net realized gain (loss) on investments....................................................    6,486,174    (2,591,031)
  Change in unrealized appreciation (depreciation) of investments............................   21,294,134    17,269,235
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   30,864,611    15,419,663
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,505,438    15,523,664
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,438,056)  (11,359,114)
   Redemptions for contract benefits and terminations........................................   (5,242,848)   (5,895,486)
   Contract maintenance charges..............................................................   (7,405,927)   (7,615,464)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (7,581,393)   (9,346,400)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (40,000)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   23,243,218     6,073,263
NET ASSETS -- BEGINNING OF PERIOD............................................................  120,768,819   114,695,556
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $144,012,037  $120,768,819
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           39            49
  Redeemed...................................................................................          (88)         (108)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           49           (59)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           37            46
  Redeemed...................................................................................          (37)          (47)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            (1)
                                                                                              ============  ============

                                                                                                    AXA BALANCED
                                                                                                     STRATEGY*
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   288,436  $   66,617
  Net realized gain (loss) on investments....................................................     181,151      (3,849)
  Change in unrealized appreciation (depreciation) of investments............................   1,125,866     467,392
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   1,595,453     530,160
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,404,913   5,061,180
   Transfers between Variable Investment Options including guaranteed interest account, net..     372,984    (308,416)
   Redemptions for contract benefits and terminations........................................    (190,156)    (78,975)
   Contract maintenance charges..............................................................  (1,312,492)   (877,159)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   5,275,249   3,796,630
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           1          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,870,703   4,326,790
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,132,163   4,805,373
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $16,002,866  $9,132,163
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          53          47
  Redeemed...................................................................................         (11)        (14)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          42          33
                                                                                              ===========  ==========

                                                                                                  AXA CONSERVATIVE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   208,853  $   168,334
  Net realized gain (loss) on investments....................................................     975,101      524,755
  Change in unrealized appreciation (depreciation) of investments............................     318,294      907,606
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   1,502,248    1,600,695
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,205,745    3,411,373
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,293,997)     736,190
   Redemptions for contract benefits and terminations........................................  (2,068,433)  (2,568,019)
   Contract maintenance charges..............................................................  (2,858,144)  (2,802,266)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (3,014,829)  (1,222,722)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           2           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,512,579)     377,973
NET ASSETS -- BEGINNING OF PERIOD............................................................  39,025,813   38,647,840
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $37,513,234  $39,025,813
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          86           88
  Redeemed...................................................................................         (72)         (56)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          14           32
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          12           21
  Redeemed...................................................................................         (17)         (17)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)           4
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 AXA CONSERVATIVE
                                                                                                 GROWTH STRATEGY*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   66,412  $   24,829
  Net realized gain (loss) on investments....................................................     47,097         895
  Change in unrealized appreciation (depreciation) of investments............................    262,760     102,862
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    376,269     128,586
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,150,917   1,858,137
   Transfers between Variable Investment Options including guaranteed interest account, net..   (177,995)    446,141
   Redemptions for contract benefits and terminations........................................    (75,801)     (6,663)
   Contract maintenance charges..............................................................   (378,383)   (235,604)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    518,738   2,062,011
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (1)         --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    895,006   2,190,597
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,304,517   1,113,920
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,199,523  $3,304,517
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          8          21
  Redeemed...................................................................................         (4)         (3)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          4          18
                                                                                              ==========  ==========

                                                                                                  AXA CONSERVATIVE
                                                                                                     STRATEGY*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   15,701  $    12,790
  Net realized gain (loss) on investments....................................................     10,191       10,229
  Change in unrealized appreciation (depreciation) of investments............................     32,633       21,605
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................     58,525       44,624
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    358,827    1,359,400
   Transfers between Variable Investment Options including guaranteed interest account, net..    114,065   (1,035,928)
   Redemptions for contract benefits and terminations........................................     (1,803)      (2,303)
   Contract maintenance charges..............................................................   (149,513)    (106,951)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    321,576      214,218
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (1)          --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    380,100      258,842
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,129,290      870,448
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $1,509,390  $ 1,129,290
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          5           20
  Redeemed...................................................................................         (2)         (18)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................          3            2
                                                                                              ==========  ===========

                                                                                                  AXA CONSERVATIVE-
                                                                                                  PLUS ALLOCATION*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   380,179  $   170,416
  Net realized gain (loss) on investments....................................................   1,627,101      402,622
  Change in unrealized appreciation (depreciation) of investments............................   1,364,147    1,753,744
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,371,427    2,326,782
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,418,214    3,364,007
   Transfers between Variable Investment Options including guaranteed interest account, net..    (978,447)  (1,071,374)
   Redemptions for contract benefits and terminations........................................  (1,953,562)  (1,492,105)
   Contract maintenance charges..............................................................  (2,590,832)  (2,512,346)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (2,104,627)  (1,711,818)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (2)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,266,798      614,964
NET ASSETS -- BEGINNING OF PERIOD............................................................  34,310,547   33,695,583
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $35,577,345  $34,310,547
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          42           38
  Redeemed...................................................................................         (47)         (48)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)         (10)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          13           15
  Redeemed...................................................................................         (18)         (16)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)          (1)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     AXA GROWTH
                                                                                                      STRATEGY*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   534,314  $    92,345
  Net realized gain (loss) on investments....................................................     198,728      (13,186)
  Change in unrealized appreciation (depreciation) of investments............................   2,504,761      920,829
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   3,237,803      999,988
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   8,744,383    6,498,874
   Transfers between Variable Investment Options including guaranteed interest account, net..     134,954     (306,081)
   Redemptions for contract benefits and terminations........................................    (140,155)    (319,350)
   Contract maintenance charges..............................................................  (1,955,971)  (1,378,338)
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................   6,783,211    4,495,105
                                                                                              -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  10,021,013    5,495,093
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,964,769    7,469,676
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $22,985,782  $12,964,769
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          56           51
  Redeemed...................................................................................          (6)         (12)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          50           39
                                                                                              ===========  ===========

                                                                                                       AXA MODERATE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   10,984,897  $    2,441,458
  Net realized gain (loss) on investments....................................................     31,680,471       5,029,669
  Change in unrealized appreciation (depreciation) of investments............................     80,678,759      75,524,282
                                                                                              --------------  --------------
  Net increase (decrease) in net assets from operations......................................    123,344,127      82,995,409
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     70,450,568      75,182,244
   Transfers between Variable Investment Options including guaranteed interest account, net..    (33,973,023)    (40,177,739)
   Redemptions for contract benefits and terminations........................................    (56,564,061)    (60,675,817)
   Contract maintenance charges..............................................................    (74,049,806)    (78,066,657)
                                                                                              --------------  --------------
  Net increase (decrease) in net assets from contractowner transactions......................    (94,136,322)   (103,737,969)
                                                                                              --------------  --------------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................        251,000              --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     29,458,805     (20,742,560)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,027,347,977   1,048,090,537
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,056,806,782  $1,027,347,977
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            105              99
  Redeemed...................................................................................           (269)           (238)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (164)           (139)
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................             65              94
  Redeemed...................................................................................           (135)           (128)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................            (70)            (34)
                                                                                              ==============  ==============

                                                                                                    AXA MODERATE
                                                                                                  GROWTH STRATEGY*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,103,891  $   224,880
  Net realized gain (loss) on investments....................................................     501,352      133,951
  Change in unrealized appreciation (depreciation) of investments............................   5,145,208    1,940,349
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   6,750,451    2,299,180
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  18,146,915   15,962,454
   Transfers between Variable Investment Options including guaranteed interest account, net..     218,259     (704,098)
   Redemptions for contract benefits and terminations........................................    (363,144)    (217,420)
   Contract maintenance charges..............................................................  (4,691,132)  (3,279,795)
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................  13,310,898   11,761,141
                                                                                              -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         149           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  20,061,498   14,060,321
NET ASSETS -- BEGINNING OF PERIOD............................................................  34,044,667   19,984,346
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $54,106,165  $34,044,667
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         115          119
  Redeemed...................................................................................         (13)         (19)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         102          100
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   AXA MODERATE-PLUS
                                                                                                      ALLOCATION*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  7,849,982  $  2,030,261
  Net realized gain (loss) on investments....................................................    8,770,785   (11,305,869)
  Change in unrealized appreciation (depreciation) of investments............................   55,969,344    49,424,051
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   72,590,111    40,148,443
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   43,063,363    46,848,454
   Transfers between Variable Investment Options including guaranteed interest account, net..   (5,490,771)  (28,830,573)
   Redemptions for contract benefits and terminations........................................  (21,239,721)  (21,433,366)
   Contract maintenance charges..............................................................  (25,002,831)  (25,597,253)
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from contractowner transactions......................   (8,669,960)  (29,012,738)
                                                                                              ------------  ------------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................            2            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   63,920,153    11,135,705
NET ASSETS -- BEGINNING OF PERIOD............................................................  378,232,718   367,097,013
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $442,152,871  $378,232,718
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          147           138
  Redeemed...................................................................................         (240)         (277)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (93)         (139)
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          140           114
  Redeemed...................................................................................         (101)         (148)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           39           (34)
                                                                                              ============  ============

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 400*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (4,554) $    (9,904)
  Net realized gain (loss) on investments....................................................    371,220       (1,988)
  Change in unrealized appreciation (depreciation) of investments............................    291,583      372,340
                                                                                              ----------  -----------
  Net increase (decrease) in net assets from operations......................................    658,249      360,448
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    346,792      298,787
   Transfers between Variable Investment Options including guaranteed interest account, net..    467,909   (1,195,155)
   Redemptions for contract benefits and terminations........................................    (88,223)     (45,134)
   Contract maintenance charges..............................................................   (142,475)     (86,741)
                                                                                              ----------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................    584,003   (1,028,243)
                                                                                              ----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         11          (19)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,242,263     (667,814)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,749,271    2,417,085
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $2,991,534  $ 1,749,271
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         13            8
  Redeemed...................................................................................         (9)         (17)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................          4           (9)
                                                                                              ==========  ===========

                                                                                                   AXA TACTICAL
                                                                                                   MANAGER 500*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,167  $    5,941
  Net realized gain (loss) on investments....................................................    317,330      42,193
  Change in unrealized appreciation (depreciation) of investments............................    302,245     154,841
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................    623,742     202,975
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    308,800     322,677
   Transfers between Variable Investment Options including guaranteed interest account, net..    254,708     186,753
   Redemptions for contract benefits and terminations........................................   (126,340)    (45,525)
   Contract maintenance charges..............................................................   (111,394)    (83,295)
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from contractowner transactions......................    325,774     380,610
                                                                                              ----------  ----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         10           4
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    949,526     583,589
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,833,018   1,249,429
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,782,544  $1,833,018
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          8           7
  Redeemed...................................................................................         (5)         (3)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          3           4
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   AXA TACTICAL
                                                                                                   MANAGER 2000*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (3,801) $     (416)
  Net realized gain (loss) on investments....................................................    329,685       8,728
  Change in unrealized appreciation (depreciation) of investments............................    221,549     147,297
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    547,433     155,609
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    209,063     180,404
   Transfers between Variable Investment Options including guaranteed interest account, net..    195,938     129,773
   Redemptions for contract benefits and terminations........................................    (46,768)    (16,345)
   Contract maintenance charges..............................................................    (76,900)    (49,992)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    281,333     243,840
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          9           7
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    828,775     399,456
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,303,113     903,657
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,131,888  $1,303,113
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          8           4
  Redeemed...................................................................................         (6)         (2)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          2           2
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS III
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                   AXA TACTICAL
                                                                                              MANAGER INTERNATIONAL*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (7,084) $    3,815
  Net realized gain (loss) on investments....................................................    338,394     (34,083)
  Change in unrealized appreciation (depreciation) of investments............................     33,023     284,944
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    364,333     254,676
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    224,324     195,234
   Transfers between Variable Investment Options including guaranteed interest account, net..   (581,085)      8,786
   Redemptions for contract benefits and terminations........................................   (104,346)    (17,588)
   Contract maintenance charges..............................................................   (122,214)   (111,687)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   (583,321)     74,745
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (6)          4
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (218,994)    329,425
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,835,958   1,506,533
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,616,964  $1,835,958
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          5           3
  Redeemed...................................................................................         (9)         (3)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         (4)         --
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS III
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                  BLACKROCK GLOBAL
                                                                                                ALLOCATION V.I. FUND
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   73,079  $    92,652
  Net realized gain (loss) on investments....................................................    550,090     (367,772)
  Change in unrealized appreciation (depreciation) of investments............................    255,817      860,242
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................    878,986      585,122
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    749,469      182,853
   Transfers between Variable Investment Options including guaranteed interest account, net..   (460,230)  (1,469,239)
   Redemptions for contract benefits and terminations........................................   (125,695)    (196,482)
   Contract maintenance charges..............................................................    (62,368)     (62,356)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    101,176   (1,545,224)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (2)          --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    980,160     (960,102)
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,025,585    6,985,687
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $7,005,745  $ 6,025,585
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS III
  Issued.....................................................................................         97           67
  Redeemed...................................................................................        (41)         (68)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         56           (1)
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                                   SMALL CAP GROWTH*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (851,525) $   (476,747)
  Net realized gain (loss) on investments....................................................   27,513,395    18,477,567
  Change in unrealized appreciation (depreciation) of investments............................   35,924,976     8,166,941
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   62,586,846    26,167,761
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,220,091     9,356,050
   Transfers between Variable Investment Options including guaranteed interest account, net..   (9,038,666)  (16,753,117)
   Redemptions for contract benefits and terminations........................................  (14,854,810)  (18,581,582)
   Contract maintenance charges..............................................................   (7,701,756)   (8,193,022)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (22,375,141)  (34,171,671)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (50,002)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   40,161,703    (8,003,910)
NET ASSETS -- BEGINNING OF PERIOD............................................................  176,715,193   184,719,103
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $216,876,896  $176,715,193
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           28            54
  Redeemed...................................................................................          (72)         (157)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (44)         (103)
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................            8            10
  Redeemed...................................................................................          (29)          (34)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (21)          (24)
                                                                                              ============  ============

                                                                                                     EQ/BLACKROCK
                                                                                                  BASIC VALUE EQUITY*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,305,099  $  1,863,972
  Net realized gain (loss) on investments....................................................    5,479,759     2,412,022
  Change in unrealized appreciation (depreciation) of investments............................   50,696,208    16,967,042
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   58,481,066    21,243,036
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,197,107    12,304,899
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,360,208)  (19,047,322)
   Redemptions for contract benefits and terminations........................................  (11,762,003)   (9,709,104)
   Contract maintenance charges..............................................................   (8,500,928)   (8,793,314)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (10,426,032)  (25,244,841)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           (1)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   48,055,033    (4,001,805)
NET ASSETS -- BEGINNING OF PERIOD............................................................  162,211,701   166,213,506
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $210,266,734  $162,211,701
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           36            46
  Redeemed...................................................................................          (30)          (45)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................            6             1
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................           45            35
  Redeemed...................................................................................          (74)         (125)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (29)          (90)
                                                                                              ============  ============

                                                                                                      EQ/BOSTON
                                                                                               ADVISORS EQUITY INCOME*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   316,193  $   270,722
  Net realized gain (loss) on investments....................................................   3,922,168      608,268
  Change in unrealized appreciation (depreciation) of investments............................     865,732    1,331,270
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   5,104,093    2,210,260
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,659,265    1,112,682
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,700,914)   2,645,408
   Redemptions for contract benefits and terminations........................................    (932,908)    (849,316)
   Contract maintenance charges..............................................................    (800,458)    (602,255)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,775,015)   2,306,519
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,329,078    4,516,779
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,503,634   11,986,855
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,832,712  $16,503,634
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          13           21
  Redeemed...................................................................................         (23)         (15)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (10)           6
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          22           29
  Redeemed...................................................................................         (24)         (15)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (2)          14
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/CALVERT SOCIALLY
                                                                                                   RESPONSIBLE*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    5,775  $    7,118
  Net realized gain (loss) on investments....................................................     93,655      72,033
  Change in unrealized appreciation (depreciation) of investments............................    235,072      50,022
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    334,502     129,173
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    119,015     108,332
   Transfers between Variable Investment Options including guaranteed interest account, net..    (36,123)    121,776
   Redemptions for contract benefits and terminations........................................    (74,675)    (35,491)
   Contract maintenance charges..............................................................    (61,268)    (53,869)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    (53,051)    140,748
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          2          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    281,453     269,921
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,012,209     742,288
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,293,662  $1,012,209
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --           1
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --           1
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          3           3
  Redeemed...................................................................................         (3)          2
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --           5
                                                                                              ==========  ==========

                                                                                                 EQ/CAPITAL GUARDIAN
                                                                                                      RESEARCH*
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    965,361  $   354,150
  Net realized gain (loss) on investments....................................................    2,697,509    1,176,480
  Change in unrealized appreciation (depreciation) of investments............................   23,171,427   11,932,224
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from operations......................................   26,834,297   13,462,854
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,482,159    5,366,357
   Transfers between Variable Investment Options including guaranteed interest account, net..   (1,206,082)  (3,599,502)
   Redemptions for contract benefits and terminations........................................   (4,722,495)  (4,684,539)
   Contract maintenance charges..............................................................   (4,885,258)  (4,986,425)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   (5,331,676)  (7,904,109)
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           --           --
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   21,502,621    5,558,745
NET ASSETS -- BEGINNING OF PERIOD............................................................   88,564,701   83,005,956
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $110,067,322  $88,564,701
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            9            9
  Redeemed...................................................................................           (7)          (8)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................            2            1
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           27           23
  Redeemed...................................................................................          (56)         (75)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................          (29)         (52)
                                                                                              ============  ===========

                                                                                                  EQ/COMMON STOCK INDEX*
                                                                                              ------------------------------
                                                                                                   2013            2012
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   11,005,064  $   13,430,097
  Net realized gain (loss) on investments....................................................     22,274,372      (9,418,018)
  Change in unrealized appreciation (depreciation) of investments............................    368,480,975     181,101,662
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from operations......................................    401,760,411     185,113,741
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     78,411,453      83,739,400
   Transfers between Variable Investment Options including guaranteed interest account, net..    (45,897,004)    (47,082,931)
   Redemptions for contract benefits and terminations........................................    (80,324,342)    (79,967,361)
   Contract maintenance charges..............................................................    (89,436,574)    (92,261,881)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (137,246,467)   (135,572,773)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................       (435,998)             --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    264,077,946      49,540,968
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,323,690,172   1,274,149,204
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,587,768,118  $1,323,690,172
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             55              54
  Redeemed...................................................................................           (204)           (215)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (149)           (161)
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................             49              29
  Redeemed...................................................................................           (119)           (114)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................            (70)            (85)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 EQ/CORE BOND INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   472,265  $   620,141
  Net realized gain (loss) on investments....................................................     (14,986)    (160,483)
  Change in unrealized appreciation (depreciation) of investments............................  (1,476,747)   1,070,926
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  (1,019,468)   1,530,584
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,841,623    4,608,323
   Transfers between Variable Investment Options including guaranteed interest account, net..    (569,357)    (607,503)
   Redemptions for contract benefits and terminations........................................  (2,030,353)  (1,759,346)
   Contract maintenance charges..............................................................  (2,881,445)  (2,938,895)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    (639,532)    (697,421)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,659,000)     833,163
NET ASSETS -- BEGINNING OF PERIOD............................................................  55,012,989   54,179,826
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $53,353,989  $55,012,989
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          38           33
  Redeemed...................................................................................         (57)         (43)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (19)         (10)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          31           24
  Redeemed...................................................................................         (15)         (18)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          16            6
                                                                                              ===========  ===========

                                                                                                 EQ/EQUITY 500 INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  6,902,703  $  7,079,836
  Net realized gain (loss) on investments....................................................   18,077,802     7,894,752
  Change in unrealized appreciation (depreciation) of investments............................  144,272,602    57,323,701
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  169,253,107    72,298,289
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   31,242,000    30,207,570
   Transfers between Variable Investment Options including guaranteed interest account, net..      138,635    13,065,474
   Redemptions for contract benefits and terminations........................................  (31,007,599)  (29,207,567)
   Contract maintenance charges..............................................................  (29,045,302)  (28,751,030)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (28,672,266)  (14,685,553)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (120,000)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  140,460,841    57,612,736
NET ASSETS -- BEGINNING OF PERIOD............................................................  555,832,865   498,220,129
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $696,293,706  $555,832,865
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          114           198
  Redeemed...................................................................................         (173)         (213)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (59)          (15)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          146           151
  Redeemed...................................................................................         (107)         (151)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           39            --
                                                                                              ============  ============

                                                                                                   EQ/EQUITY GROWTH
                                                                                                         PLUS*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    141,218  $    246,468
  Net realized gain (loss) on investments....................................................    1,631,426     1,289,541
  Change in unrealized appreciation (depreciation) of investments............................   26,912,977    11,375,612
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................   28,685,621    12,911,621
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,589,745     7,061,364
   Transfers between Variable Investment Options including guaranteed interest account, net..   (6,206,440)  (10,096,829)
   Redemptions for contract benefits and terminations........................................   (5,214,148)   (7,343,901)
   Contract maintenance charges..............................................................   (5,116,173)   (5,590,873)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (9,947,016)  (15,970,239)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   18,738,605    (3,058,618)
NET ASSETS -- BEGINNING OF PERIOD............................................................   94,292,770    97,351,388
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $113,031,375  $ 94,292,770
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            5             8
  Redeemed...................................................................................          (18)          (26)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (13)          (18)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           16            31
  Redeemed...................................................................................          (54)         (110)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (38)          (79)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/GAMCO MERGERS AND
                                                                                                    ACQUISITIONS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    13,648  $   (42,405)
  Net realized gain (loss) on investments....................................................     819,328      415,746
  Change in unrealized appreciation (depreciation) of investments............................     413,225      208,976
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   1,246,201      582,317
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,109,185    1,102,692
   Transfers between Variable Investment Options including guaranteed interest account, net..    (214,923)    (627,439)
   Redemptions for contract benefits and terminations........................................  (1,168,488)    (938,144)
   Contract maintenance charges..............................................................    (491,950)    (496,123)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    (766,176)    (959,014)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           2           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     480,027     (376,697)

NET ASSETS -- BEGINNING OF PERIOD............................................................  12,014,647   12,391,344
                                                                                              -----------  -----------
NET ASSETS -- END OF PERIOD.................................................................. $12,494,674  $12,014,647
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           9            8
  Redeemed...................................................................................          (2)          (8)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           7           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          17           25
  Redeemed...................................................................................         (27)         (30)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (10)          (5)
                                                                                              ===========  ===========

                                                                                                EQ/GAMCO SMALL COMPANY
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $     (5,972) $    944,963
  Net realized gain (loss) on investments....................................................   12,550,601     6,870,150
  Change in unrealized appreciation (depreciation) of investments............................   29,451,558     7,969,546
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   41,996,187    15,784,659
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   11,277,181     8,905,284
   Transfers between Variable Investment Options including guaranteed interest account, net..    6,685,696      (743,255)
   Redemptions for contract benefits and terminations........................................   (5,716,261)   (4,535,834)
   Contract maintenance charges..............................................................   (5,056,087)   (4,376,133)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    7,190,529      (749,938)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   49,186,716    15,034,721

NET ASSETS -- BEGINNING OF PERIOD............................................................  104,853,438    89,818,717
                                                                                              ------------  ------------
NET ASSETS -- END OF PERIOD.................................................................. $154,040,154  $104,853,438
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           54            30
  Redeemed...................................................................................          (23)          (44)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           31           (14)
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................           99            90
  Redeemed...................................................................................          (72)          (93)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           27            (3)
                                                                                              ============  ============

                                                                                                EQ/GLOBAL BOND PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (62,036) $   264,549
  Net realized gain (loss) on investments....................................................     540,108      979,195
  Change in unrealized appreciation (depreciation) of investments............................  (1,111,515)    (452,965)
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................    (633,443)     790,779
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,805,025    1,937,392
   Transfers between Variable Investment Options including guaranteed interest account, net..    (762,637)    (931,884)
   Redemptions for contract benefits and terminations........................................  (1,483,599)    (991,433)
   Contract maintenance charges..............................................................  (1,144,502)  (1,253,572)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,585,713)  (1,239,497)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           1           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,219,155)    (448,718)

NET ASSETS -- BEGINNING OF PERIOD............................................................  23,177,876   23,626,594
                                                                                              -----------  -----------
NET ASSETS -- END OF PERIOD.................................................................. $20,958,721  $23,177,876
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          28           24
  Redeemed...................................................................................         (38)         (27)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (10)          (3)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          11            9
  Redeemed...................................................................................          (8)          (9)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           3           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/GLOBAL MULTI-SECTOR
                                                                                                        EQUITY*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    686,456  $  1,531,466
  Net realized gain (loss) on investments....................................................      209,910    (9,888,260)
  Change in unrealized appreciation (depreciation) of investments............................   27,801,662    33,174,562
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   28,698,028    24,817,768
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   10,660,660    10,926,489
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,183,377)  (19,413,624)
   Redemptions for contract benefits and terminations........................................  (10,491,400)  (20,293,615)
   Contract maintenance charges..............................................................   (7,856,403)   (8,621,697)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (15,870,520)  (37,402,447)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (50,001)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   12,777,507   (12,584,679)
NET ASSETS -- BEGINNING OF PERIOD............................................................  152,671,755   165,256,434
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $165,449,262  $152,671,755
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           44            36
  Redeemed...................................................................................          (13)          (44)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           31            (8)
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................           19           142
  Redeemed...................................................................................          (82)         (302)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (63)         (160)
                                                                                              ============  ============

                                                                                                   EQ/INTERMEDIATE
                                                                                                   GOVERNMENT BOND*
                                                                                              -------------------------
                                                                                                  2013         2012
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (132,067) $   (140,205)
  Net realized gain (loss) on investments....................................................     598,071     1,137,245
  Change in unrealized appreciation (depreciation) of investments............................  (2,289,129)     (404,177)
                                                                                              -----------  ------------
  Net increase (decrease) in net assets from operations......................................  (1,823,125)      592,863
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   8,490,969     6,522,945
   Transfers between Variable Investment Options including guaranteed interest account, net..      48,910    (1,145,872)
   Redemptions for contract benefits and terminations........................................  (7,282,130)   (5,342,941)
   Contract maintenance charges..............................................................  (5,499,901)   (6,231,582)
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (4,242,152)   (6,197,450)
                                                                                              -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      34,997            --
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (6,030,280)   (5,604,587)
NET ASSETS -- BEGINNING OF PERIOD............................................................  95,159,297   100,763,884
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $89,129,017  $ 95,159,297
                                                                                              ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          79            76
  Redeemed...................................................................................         (97)          (76)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................         (18)           --
                                                                                              ===========  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          11            11
  Redeemed...................................................................................         (15)          (17)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          (4)           (6)
                                                                                              ===========  ============

                                                                                                EQ/INTERNATIONAL CORE
                                                                                                        PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   177,709  $   344,678
  Net realized gain (loss) on investments....................................................     418,476      343,068
  Change in unrealized appreciation (depreciation) of investments............................   4,306,905    3,581,802
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   4,903,090    4,269,548
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,080,375    2,122,346
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,803,317)    (958,890)
   Redemptions for contract benefits and terminations........................................  (1,305,126)  (1,025,759)
   Contract maintenance charges..............................................................  (1,176,687)  (1,242,909)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (3,204,755)  (1,105,212)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (32,750)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,665,585    3,164,336
NET ASSETS -- BEGINNING OF PERIOD............................................................  30,022,061   26,857,725
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $31,687,646  $30,022,061
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           2            3
  Redeemed...................................................................................          (6)          (4)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (4)          (1)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          16           30
  Redeemed...................................................................................         (33)         (10)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (17)          20
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                EQ/INTERNATIONAL EQUITY
                                                                                                        INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,653,258  $  7,548,428
  Net realized gain (loss) on investments....................................................     (748,985)  (11,038,264)
  Change in unrealized appreciation (depreciation) of investments............................   57,990,647    49,408,992
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   62,894,920    45,919,156
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   21,832,238    22,902,775
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,046,568)  (21,529,812)
   Redemptions for contract benefits and terminations........................................  (20,630,448)  (27,396,525)
   Contract maintenance charges..............................................................  (20,576,215)  (21,996,051)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (27,420,993)  (48,019,613)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (198,999)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   35,274,928    (2,100,457)
NET ASSETS -- BEGINNING OF PERIOD............................................................  317,664,236   319,764,693
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $352,939,164  $317,664,236
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           37            59
  Redeemed...................................................................................         (189)         (372)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (152)         (313)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           28            29
  Redeemed...................................................................................          (38)          (51)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (10)          (22)
                                                                                              ============  ============

                                                                                                EQ/INTERNATIONAL VALUE
                                                                                                         PLUS*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    715,381  $  1,230,683
  Net realized gain (loss) on investments....................................................   (1,116,728)   (4,286,418)
  Change in unrealized appreciation (depreciation) of investments............................   16,787,439    17,505,644
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   16,386,092    14,449,909
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,736,181     7,776,536
   Transfers between Variable Investment Options including guaranteed interest account, net..   (2,558,907)   (5,533,792)
   Redemptions for contract benefits and terminations........................................   (5,814,648)  (12,557,731)
   Contract maintenance charges..............................................................   (5,042,503)   (5,437,643)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (6,679,877)  (15,752,630)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (59,998)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    9,646,217    (1,302,721)
NET ASSETS -- BEGINNING OF PERIOD............................................................   90,700,195    92,002,916
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $100,346,412  $ 90,700,195
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           14            33
  Redeemed...................................................................................          (17)          (31)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           (3)            2
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           41            59
  Redeemed...................................................................................          (73)         (162)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (32)         (103)
                                                                                              ============  ============

                                                                                                     EQ/INVESCO
                                                                                                     COMSTOCK*
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   362,134  $   56,112
  Net realized gain (loss) on investments....................................................     691,314     237,997
  Change in unrealized appreciation (depreciation) of investments............................   1,227,216     639,497
                                                                                              -----------  ----------
  Net increase (decrease) in net assets from operations......................................   2,280,664     933,606
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     852,590     429,694
   Transfers between Variable Investment Options including guaranteed interest account, net..   2,614,188    (336,348)
   Redemptions for contract benefits and terminations........................................    (897,380)   (327,228)
   Contract maintenance charges..............................................................    (364,300)   (269,279)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,205,098    (503,161)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (2)         --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,485,760     430,445
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,849,146   5,418,701
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $10,334,906  $5,849,146
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          21           4
  Redeemed...................................................................................         (13)         (6)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................           8          (2)
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          14           4
  Redeemed...................................................................................          (6)         (6)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................           8          (2)
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                  EQ/JPMORGAN VALUE
                                                                                                   OPPORTUNITIES*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   404,653  $   108,182
  Net realized gain (loss) on investments....................................................     489,264     (370,358)
  Change in unrealized appreciation (depreciation) of investments............................   6,760,466    3,552,213
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   7,654,383    3,290,037
                                                                                              -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,670,460    1,828,976
   Transfers between Variable Investment Options including guaranteed interest account, net..     562,390   (2,190,209)
   Redemptions for contract benefits and terminations........................................  (1,929,506)  (1,594,478)
   Contract maintenance charges..............................................................  (1,379,897)  (1,391,300)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,076,553)  (3,347,011)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,577,829      (56,974)
NET ASSETS -- BEGINNING OF PERIOD............................................................  22,363,646   22,420,620
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $28,941,475  $22,363,646
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           8            4
  Redeemed...................................................................................          (5)          (4)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           3           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          14           10
  Redeemed...................................................................................         (19)         (29)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)         (19)
                                                                                              ===========  ===========

                                                                                               EQ/LARGE CAP CORE PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    44,301  $    93,057
  Net realized gain (loss) on investments....................................................     764,841      703,205
  Change in unrealized appreciation (depreciation) of investments............................   2,993,249      395,979
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   3,802,391    1,192,241
                                                                                              -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     993,707    1,519,496
   Transfers between Variable Investment Options including guaranteed interest account, net..   2,658,845    2,060,402
   Redemptions for contract benefits and terminations........................................    (368,212)    (332,309)
   Contract maintenance charges..............................................................    (649,425)    (534,966)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,634,915    2,712,623
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (53,499)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,383,807    3,904,864
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,305,803    7,400,939
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $17,689,610  $11,305,803
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           1            2
  Redeemed...................................................................................          (1)          (1)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --            1
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          29           37
  Redeemed...................................................................................         (10)         (13)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          19           24
                                                                                              ===========  ===========

                                                                                                  EQ/LARGE CAP GROWTH
                                                                                                        INDEX*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    569,174  $    802,033
  Net realized gain (loss) on investments....................................................   11,840,649     4,179,506
  Change in unrealized appreciation (depreciation) of investments............................   19,585,628     9,110,090
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   31,995,451    14,091,629
                                                                                              ------------  ------------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,762,628     7,003,976
   Transfers between Variable Investment Options including guaranteed interest account, net..   (2,958,510)   (2,745,941)
   Redemptions for contract benefits and terminations........................................   (7,607,750)   (5,358,044)
   Contract maintenance charges..............................................................   (5,757,955)   (6,064,416)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (9,561,587)   (7,164,425)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           (1)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   22,433,863     6,927,204
NET ASSETS -- BEGINNING OF PERIOD............................................................  106,301,580    99,374,376
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $128,735,443  $106,301,580
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           11            13
  Redeemed...................................................................................          (11)           (8)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --             5
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................           84            86
  Redeemed...................................................................................         (167)         (159)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (83)          (73)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               EQ/LARGE CAP GROWTH PLUS*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (433,630) $     75,565
  Net realized gain (loss) on investments....................................................    6,187,543     3,909,353
  Change in unrealized appreciation (depreciation) of investments............................   33,612,179    11,046,690
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   39,366,092    15,031,608
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,448,015     9,762,522
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,165,462)   (5,210,974)
   Redemptions for contract benefits and terminations........................................   (8,567,673)   (7,949,077)
   Contract maintenance charges..............................................................   (7,730,662)   (8,069,849)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (12,015,782)  (11,467,378)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (50,000)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   27,300,310     3,564,230
NET ASSETS -- BEGINNING OF PERIOD............................................................  119,225,522   115,661,292
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $146,525,832  $119,225,522
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            7             3
  Redeemed...................................................................................           (7)           (6)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            (3)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           20            21
  Redeemed...................................................................................          (76)          (85)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (56)          (64)
                                                                                              ============  ============

                                                                                                 EQ/LARGE CAP VALUE
                                                                                                       INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   165,834  $   176,233
  Net realized gain (loss) on investments....................................................     683,906      410,578
  Change in unrealized appreciation (depreciation) of investments............................   2,713,362    1,040,950
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   3,563,102    1,627,761
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,184,344      968,594
   Transfers between Variable Investment Options including guaranteed interest account, net..     330,863     (576,462)
   Redemptions for contract benefits and terminations........................................    (506,401)    (211,687)
   Contract maintenance charges..............................................................    (552,317)    (499,790)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................     456,489     (319,345)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (3)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,019,588    1,308,416
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,192,769    9,884,353
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,212,357  $11,192,769
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          21           28
  Redeemed...................................................................................         (24)         (34)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (3)          (6)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          16           12
  Redeemed...................................................................................          (8)         (12)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           8           --
                                                                                              ===========  ===========

                                                                                                  EQ/LARGE CAP VALUE
                                                                                                         PLUS*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,002,757  $  3,426,243
  Net realized gain (loss) on investments....................................................   (5,875,851)  (15,756,610)
  Change in unrealized appreciation (depreciation) of investments............................  101,188,980    58,009,894
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   97,315,886    45,679,527
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   23,805,391    26,284,775
   Transfers between Variable Investment Options including guaranteed interest account, net..  (15,724,391)  (20,137,579)
   Redemptions for contract benefits and terminations........................................  (20,656,525)  (18,438,732)
   Contract maintenance charges..............................................................  (23,144,818)  (24,585,027)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (35,720,343)  (36,876,563)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (209,999)       40,134
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   61,385,544     8,843,098
NET ASSETS -- BEGINNING OF PERIOD............................................................  320,740,348   311,897,250
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $382,125,892  $320,740,348
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           21            20
  Redeemed...................................................................................         (181)         (226)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (160)         (206)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           12            11
  Redeemed...................................................................................          (73)          (87)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (61)          (76)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/LORD ABBETT LARGE
                                                                                                      CAP CORE*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   205,978  $    85,637
  Net realized gain (loss) on investments....................................................   2,457,110    1,131,925
  Change in unrealized appreciation (depreciation) of investments............................     338,713    1,063,358
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   3,001,801    2,280,920
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     891,662    1,052,222
   Transfers between Variable Investment Options including guaranteed interest account, net..    (893,893)  (6,813,231)
   Redemptions for contract benefits and terminations........................................    (568,892)  (1,270,565)
   Contract maintenance charges..............................................................    (497,939)    (564,758)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,069,062)  (7,596,332)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (3)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,932,736   (5,315,412)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,627,158   15,942,570
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,559,894  $10,627,158
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          17           13
  Redeemed...................................................................................         (18)         (17)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (1)          (4)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           3            6
  Redeemed...................................................................................          (5)         (12)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (2)          (6)
                                                                                              ===========  ===========

                                                                                                EQ/MFS INTERNATIONAL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   224,120  $   198,403
  Net realized gain (loss) on investments....................................................   1,746,807      854,851
  Change in unrealized appreciation (depreciation) of investments............................   2,512,325    4,241,687
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   4,483,252    5,294,941
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,686,906    2,334,872
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,190,373    1,334,434
   Redemptions for contract benefits and terminations........................................    (880,020)  (1,282,351)
   Contract maintenance charges..............................................................  (1,400,502)  (1,315,457)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,596,757    1,071,498
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,080,009    6,366,439
NET ASSETS -- BEGINNING OF PERIOD............................................................  33,108,643   26,742,204
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $39,188,652  $33,108,643
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          50           57
  Redeemed...................................................................................         (43)         (50)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           7            7
                                                                                              ===========  ===========

                                                                                                  EQ/MID CAP INDEX*
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    407,302  $   509,098
  Net realized gain (loss) on investments....................................................    1,390,511   (1,788,798)
  Change in unrealized appreciation (depreciation) of investments............................   25,856,773   14,648,907
                                                                                              ------------  -----------
  Net increase (decrease) in net assets from operations......................................   27,654,586   13,369,207
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,862,273    6,792,504
   Transfers between Variable Investment Options including guaranteed interest account, net..    1,442,622   (6,580,770)
   Redemptions for contract benefits and terminations........................................   (5,502,498)  (4,909,499)
   Contract maintenance charges..............................................................   (4,781,835)  (4,829,106)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   (1,979,438)  (9,526,871)
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (75,000)          --
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   25,600,148    3,842,336
NET ASSETS -- BEGINNING OF PERIOD............................................................   87,281,136   83,438,800
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $112,881,284  $87,281,136
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           23           16
  Redeemed...................................................................................          (18)         (16)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................            5           --
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           57           27
  Redeemed...................................................................................          (61)         (86)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           (4)         (59)
                                                                                              ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                EQ/MID CAP VALUE PLUS*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    166,730  $  1,399,763
  Net realized gain (loss) on investments....................................................    7,887,257     4,139,054
  Change in unrealized appreciation (depreciation) of investments............................   49,132,156    24,638,885
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   57,186,143    30,177,702
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   12,620,281    13,899,427
   Transfers between Variable Investment Options including guaranteed interest account, net..   (9,909,432)  (12,619,335)
   Redemptions for contract benefits and terminations........................................  (13,375,023)  (11,208,997)
   Contract maintenance charges..............................................................  (10,740,370)  (11,267,004)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (21,404,544)  (21,195,909)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (100,000)       10,139
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   35,681,599     8,991,932
NET ASSETS -- BEGINNING OF PERIOD............................................................  183,820,989   174,829,057
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $219,502,588  $183,820,989
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           23            27
  Redeemed...................................................................................         (107)         (138)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (84)         (111)
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................            4             4
  Redeemed...................................................................................           (4)           (4)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                                  EQ/MONEY MARKET*(A)
                                                                                              ---------------------------
                                                                                                  2013           2012
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (778,732) $    (848,924)
  Net realized gain (loss) on investments....................................................       (2,921)        (3,950)
  Change in unrealized appreciation (depreciation) of investments............................        4,387          5,772
                                                                                              ------------  -------------
  Net increase (decrease) in net assets from operations......................................     (777,266)      (847,102)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   91,610,181     88,654,971
   Transfers between Variable Investment Options including guaranteed interest account, net..  (18,939,379)    38,526,271
   Redemptions for contract benefits and terminations........................................  (80,992,865)  (126,689,730)
   Contract maintenance charges..............................................................  (21,251,350)   (21,900,647)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,573,413)   (21,409,135)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (60,001)         9,502
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (30,410,680)   (22,246,735)
NET ASSETS -- BEGINNING OF PERIOD............................................................  214,460,474    236,707,209
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $184,049,794  $ 214,460,474
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        1,974          1,809
  Redeemed...................................................................................       (1,719)        (2,109)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................          255           (300)
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          570            649
  Redeemed...................................................................................         (688)          (617)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................         (118)            32
                                                                                              ============  =============

                                                                                                     EQ/MONTAG &
                                                                                                  CALDWELL GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   100,178  $   131,650
  Net realized gain (loss) on investments....................................................   6,212,002    1,955,476
  Change in unrealized appreciation (depreciation) of investments............................    (197,149)     955,292
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   6,115,031    3,042,418
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,441,692    1,373,195
   Transfers between Variable Investment Options including guaranteed interest account, net..  (6,870,874)  (2,082,961)
   Redemptions for contract benefits and terminations........................................    (899,583)  (1,101,826)
   Contract maintenance charges..............................................................    (790,691)    (834,526)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (7,119,456)  (2,646,118)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,004,426)     396,300
NET ASSETS -- BEGINNING OF PERIOD............................................................  25,363,574   24,967,274
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,359,148  $25,363,574
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          12           34
  Redeemed...................................................................................         (64)         (50)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (52)         (16)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          11           15
  Redeemed...................................................................................         (10)         (17)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           1           (2)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/MORGAN STANLEY MID
                                                                                                     CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (167,175) $    30,890
  Net realized gain (loss) on investments....................................................   6,566,886    4,126,009
  Change in unrealized appreciation (depreciation) of investments............................  10,331,504     (110,046)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  16,731,215    4,046,853
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,704,448    4,943,782
   Transfers between Variable Investment Options including guaranteed interest account, net..  (9,248,379)  (7,246,350)
   Redemptions for contract benefits and terminations........................................  (2,698,013)  (2,387,881)
   Contract maintenance charges..............................................................  (2,237,134)  (2,498,216)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (9,479,078)  (7,188,665)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           1           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,252,138   (3,141,812)
NET ASSETS -- BEGINNING OF PERIOD............................................................  48,229,666   51,371,478
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $55,481,804  $48,229,666
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          25           44
  Redeemed...................................................................................         (89)         (99)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (64)         (55)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          14           22
  Redeemed...................................................................................         (19)         (32)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)         (10)
                                                                                              ===========  ===========

                                                                                                   EQ/PIMCO ULTRA
                                                                                                     SHORT BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   162,884  $   107,774
  Net realized gain (loss) on investments....................................................     (33,134)      47,949
  Change in unrealized appreciation (depreciation) of investments............................    (231,250)     340,698
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (101,500)     496,421
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,926,163    4,087,771
   Transfers between Variable Investment Options including guaranteed interest account, net..  (3,754,452)   1,023,752
   Redemptions for contract benefits and terminations........................................  (1,873,048)  (3,276,189)
   Contract maintenance charges..............................................................  (2,650,596)  (2,948,924)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (4,351,933)  (1,113,590)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (4,453,433)    (617,169)
NET ASSETS -- BEGINNING OF PERIOD............................................................  43,331,521   43,948,690
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $38,878,088  $43,331,521
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          35           55
  Redeemed...................................................................................         (72)         (69)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (37)         (14)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          42           33
  Redeemed...................................................................................         (46)         (28)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (4)           5
                                                                                              ===========  ===========

                                                                                                EQ/QUALITY BOND PLUS*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (73,042) $   107,721
  Net realized gain (loss) on investments....................................................  (1,534,088)  (1,216,917)
  Change in unrealized appreciation (depreciation) of investments............................    (338,307)   2,801,353
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  (1,945,437)   1,692,157
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,531,169    6,554,276
   Transfers between Variable Investment Options including guaranteed interest account, net..  (3,029,548)  (2,733,359)
   Redemptions for contract benefits and terminations........................................  (4,931,820)  (4,396,857)
   Contract maintenance charges..............................................................  (5,938,644)  (5,934,604)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (6,368,843)  (6,510,544)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................    (125,001)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (8,439,281)  (4,818,387)
NET ASSETS -- BEGINNING OF PERIOD............................................................  75,143,634   79,962,021
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $66,704,353  $75,143,634
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          34           36
  Redeemed...................................................................................         (52)         (47)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (18)         (11)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          12           11
  Redeemed...................................................................................         (22)         (20)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (10)          (9)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  EQ/SMALL COMPANY
                                                                                                       INDEX*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   430,693  $   630,502
  Net realized gain (loss) on investments....................................................   6,587,539    2,034,359
  Change in unrealized appreciation (depreciation) of investments............................  12,663,256    5,076,273
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  19,681,488    7,741,134
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,673,465    3,650,427
   Transfers between Variable Investment Options including guaranteed interest account, net..     126,712   (3,151,293)
   Redemptions for contract benefits and terminations........................................  (3,302,205)  (5,557,720)
   Contract maintenance charges..............................................................  (2,372,334)  (2,332,371)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,874,362)  (7,390,957)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (79,999)      21,999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  17,727,127      372,176
NET ASSETS -- BEGINNING OF PERIOD............................................................  53,943,908   53,571,732
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $71,671,035  $53,943,908
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          26           38
  Redeemed...................................................................................         (32)         (71)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (6)         (33)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          17           18
  Redeemed...................................................................................          (8)         (10)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................           9            8
                                                                                              ===========  ===========

                                                                                               EQ/T. ROWE PRICE GROWTH
                                                                                                       STOCK*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (198,526) $  (177,485)
  Net realized gain (loss) on investments....................................................   3,602,294    2,519,598
  Change in unrealized appreciation (depreciation) of investments............................  12,183,412    3,911,574
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  15,587,180    6,253,687
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,174,192    3,316,079
   Transfers between Variable Investment Options including guaranteed interest account, net..    (686,141)   4,318,199
   Redemptions for contract benefits and terminations........................................  (3,917,219)  (2,074,731)
   Contract maintenance charges..............................................................  (2,392,491)  (2,198,995)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (2,821,659)   3,360,552
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)       1,068
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  12,765,520    9,615,307
NET ASSETS -- BEGINNING OF PERIOD............................................................  43,226,098   33,610,791
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $55,991,618  $43,226,098
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          18            9
  Redeemed...................................................................................          (4)          (4)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          14            5
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          62          106
  Redeemed...................................................................................         (88)         (78)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (26)          28
                                                                                              ===========  ===========

                                                                                                  EQ/UBS GROWTH &
                                                                                                      INCOME*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   56,477  $   30,663
  Net realized gain (loss) on investments....................................................    277,099     100,596
  Change in unrealized appreciation (depreciation) of investments............................  1,771,776     467,898
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  2,105,352     599,157
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    587,045     449,518
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,125,514     188,186
   Redemptions for contract benefits and terminations........................................   (247,254)   (196,648)
   Contract maintenance charges..............................................................   (262,217)   (259,743)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,203,088     181,313
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (1)         --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,308,439     780,470
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,681,741   4,901,271
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $8,990,180  $5,681,741
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         20          16
  Redeemed...................................................................................        (10)        (14)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         10           2
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                    EQ/WELLS FARGO
                                                                                                    OMEGA GROWTH*
                                                                                              -------------------------
                                                                                                  2013         2012
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (244,530) $   (187,514)
  Net realized gain (loss) on investments....................................................  24,249,800     6,030,477
  Change in unrealized appreciation (depreciation) of investments............................   1,570,255     6,555,318
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from operations......................................  25,575,525    12,398,281
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,824,434     4,436,171
   Transfers between Variable Investment Options including guaranteed interest account, net..   7,763,933    (6,417,926)
   Redemptions for contract benefits and terminations........................................  (3,788,528)   (8,489,179)
   Contract maintenance charges..............................................................  (2,390,489)   (2,087,173)
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   7,409,350   (12,558,107)
                                                                                              -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --            --
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  32,984,875      (159,826)

NET ASSETS -- BEGINNING OF PERIOD............................................................  63,533,344    63,693,170
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $96,518,219  $ 63,533,344
                                                                                              ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          36            44
  Redeemed...................................................................................         (17)          (33)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          19            11
                                                                                              ===========  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         125           165
  Redeemed...................................................................................         (85)         (254)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          40           (89)
                                                                                              ===========  ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========  ============

                                                                                               FIDELITY(R) VIP ASSET
                                                                                                  MANAGER: GROWTH
                                                                                                     PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,781  $   17,183
  Net realized gain (loss) on investments....................................................     69,135      (1,593)
  Change in unrealized appreciation (depreciation) of investments............................    182,587     187,502
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    260,503     203,092
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     73,170      77,851
   Transfers between Variable Investment Options including guaranteed interest account, net..     82,278      (8,987)
   Redemptions for contract benefits and terminations........................................   (518,367)    (25,305)
   Contract maintenance charges..............................................................    (37,615)    (51,503)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   (400,534)     (7,944)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (140,031)    195,148

NET ASSETS -- BEGINNING OF PERIOD............................................................  1,460,656   1,265,508
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,320,625  $1,460,656
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          5           7
  Redeemed...................................................................................         (5)         (5)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --           2
                                                                                              ==========  ==========

                                                                                                   FIDELITY(R) VIP
                                                                                                    CONTRAFUND(R)
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   416,402  $   323,247
  Net realized gain (loss) on investments....................................................   2,745,773    1,339,314
  Change in unrealized appreciation (depreciation) of investments............................   8,670,287    3,207,044
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  11,832,462    4,869,605
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,293,987    2,771,857
   Transfers between Variable Investment Options including guaranteed interest account, net..  24,365,197     (603,601)
   Redemptions for contract benefits and terminations........................................  (2,928,907)  (1,505,422)
   Contract maintenance charges..............................................................  (1,094,136)    (913,662)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  23,636,141     (250,828)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           2           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  35,468,605    4,618,777

NET ASSETS -- BEGINNING OF PERIOD............................................................  35,459,823   30,841,046
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $70,928,428  $35,459,823
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         318          136
  Redeemed...................................................................................        (123)         (82)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         195           54
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 FIDELITY(R) VIP
                                                                                                  EQUITY-INCOME
                                                                                                    PORTFOLIO
                                                                                              ---------------------
                                                                                                 2013        2012
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   30,332  $  28,487
  Net realized gain (loss) on investments....................................................    154,521    118,502
  Change in unrealized appreciation (depreciation) of investments............................    128,638     25,558
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from operations......................................    313,491    172,547
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    145,756    103,843
   Transfers between Variable Investment Options including guaranteed interest account, net..     49,591     27,964
   Redemptions for contract benefits and terminations........................................    (68,176)  (201,645)
   Contract maintenance charges..............................................................    (47,606)   (35,602)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowner transactions......................     79,565   (105,440)
                                                                                              ----------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          1         --
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................    393,057     67,107
NET ASSETS -- BEGINNING OF PERIOD............................................................    984,609    917,502
                                                                                              ----------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $1,377,666  $ 984,609
                                                                                              ==========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         12          9
  Redeemed...................................................................................         (7)        (5)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................          5          4
                                                                                              ==========  =========

                                                                                              FIDELITY(R) VIP GROWTH &
                                                                                                 INCOME PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013         2012
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   74,397   $   56,807
  Net realized gain (loss) on investments....................................................    311,974      171,286
  Change in unrealized appreciation (depreciation) of investments............................    870,211      146,656
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from operations......................................  1,256,582      374,749
                                                                                              ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    703,303      323,699
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,220,432    1,225,864
   Redemptions for contract benefits and terminations........................................   (293,210)    (142,883)
   Contract maintenance charges..............................................................   (225,026)    (121,527)
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,405,499    1,285,153
                                                                                              ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          2          998
                                                                                              ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,662,083    1,660,900
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,223,879    1,562,979
                                                                                              ----------   ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,885,962   $3,223,879
                                                                                              ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         29           29
  Redeemed...................................................................................        (11)         (14)
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         18           15
                                                                                              ==========   ==========

                                                                                                FIDELITY(R) VIP HIGH
                                                                                                  INCOME PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   641,009  $   794,908
  Net realized gain (loss) on investments....................................................     277,000       53,456
  Change in unrealized appreciation (depreciation) of investments............................    (291,864)     628,768
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................     626,145    1,477,132
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     355,016      278,747
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,809,443)   3,458,325
   Redemptions for contract benefits and terminations........................................  (1,615,720)  (1,379,054)
   Contract maintenance charges..............................................................    (104,069)    (135,830)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (3,174,216)   2,222,188
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (3)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (2,548,074)   3,699,320
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,378,864    9,679,544
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,830,790  $13,378,864
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          40           60
  Redeemed...................................................................................         (49)         (33)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (9)          27
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              FIDELITY(R) VIP INVESTMENT
                                                                                                GRADE BOND PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013          2012
                                                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   335,932   $   491,744
  Net realized gain (loss) on investments....................................................  (1,119,843)      680,847
  Change in unrealized appreciation (depreciation) of investments............................     337,906      (444,465)
                                                                                              -----------   -----------

  Net increase (decrease) in net assets from operations......................................    (446,005)      728,126
                                                                                              -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     288,302     1,147,575
   Transfers between Variable Investment Options including guaranteed interest account, net..  (6,860,545)    9,686,674
   Redemptions for contract benefits and terminations........................................    (658,040)   (1,421,792)
   Contract maintenance charges..............................................................    (181,509)     (180,110)
                                                                                              -----------   -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (7,411,792)    9,232,347
                                                                                              -----------   -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           2            --
                                                                                              -----------   -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (7,857,795)    9,960,473
NET ASSETS -- BEGINNING OF PERIOD............................................................  22,605,217    12,644,744
                                                                                              -----------   -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,747,422   $22,605,217
                                                                                              ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         147           226
  Redeemed...................................................................................        (175)          (80)
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................         (28)          146
                                                                                              ===========   ===========

                                                                                               FIDELITY(R) VIP MID CAP
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    48,792  $    69,703
  Net realized gain (loss) on investments....................................................   4,537,597    3,014,891
  Change in unrealized appreciation (depreciation) of investments............................   3,367,634      210,626
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   7,954,023    3,295,220
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,610,016    1,371,138
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,946,629   (3,838,544)
   Redemptions for contract benefits and terminations........................................  (2,994,098)  (5,329,775)
   Contract maintenance charges..............................................................    (503,557)    (531,999)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................      58,990   (8,329,180)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   8,013,013   (5,033,960)
NET ASSETS -- BEGINNING OF PERIOD............................................................  22,676,267   27,710,227
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $30,689,280  $22,676,267
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          59           86
  Redeemed...................................................................................         (39)        (103)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          20          (17)
                                                                                              ===========  ===========

                                                                                               FIDELITY(R) VIP MONEY
                                                                                                 MARKET PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $      100  $      112
  Net realized gain (loss) on investments....................................................         --          (4)
  Change in unrealized appreciation (depreciation) of investments............................         --          --
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................        100         108
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    272,315     196,905
   Transfers between Variable Investment Options including guaranteed interest account, net..   (143,308)  1,066,130
   Redemptions for contract benefits and terminations........................................   (723,685)     (7,770)
   Contract maintenance charges..............................................................    (45,696)    (42,267)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   (640,374)  1,212,998
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (1)         --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (640,275)  1,213,106
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,969,285     756,179
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,329,010  $1,969,285
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         34          98
  Redeemed...................................................................................        (75)        (16)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        (41)         82
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              FIDELITY(R) VIP VALUE
                                                                                                    PORTFOLIO
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   10,276  $ 11,369
  Net realized gain (loss) on investments....................................................    176,961     8,624
  Change in unrealized appreciation (depreciation) of investments............................    105,564    95,194
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    292,801   115,187
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     22,845    14,827
   Transfers between Variable Investment Options including guaranteed interest account, net..    185,461   133,109
   Redemptions for contract benefits and terminations........................................    (15,071)  (15,397)
   Contract maintenance charges..............................................................    (18,843)  (17,658)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowner transactions......................    174,392   114,881
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          1        --
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    467,194   230,068
NET ASSETS -- BEGINNING OF PERIOD............................................................    789,360   559,292
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,256,554  $789,360
                                                                                              ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          4         2
  Redeemed...................................................................................         (1)       (2)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................          3        --
                                                                                              ==========  ========

                                                                                              FIDELITY(R) VIP VALUE
                                                                                                  STRATEGIES
                                                                                                   PORTFOLIO
                                                                                              --------------------
                                                                                                2013       2012
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,350   $  1,579
  Net realized gain (loss) on investments....................................................   74,650     16,431
  Change in unrealized appreciation (depreciation) of investments............................   59,640     67,585
                                                                                              --------   --------

  Net increase (decrease) in net assets from operations......................................  137,640     85,595
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   60,678     31,809
   Transfers between Variable Investment Options including guaranteed interest account, net..   (1,621)    19,426
   Redemptions for contract benefits and terminations........................................  (77,293)   (12,759)
   Contract maintenance charges..............................................................  (12,106)   (12,261)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  (30,342)    26,215
                                                                                              --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................       --         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  107,298    111,810
NET ASSETS -- BEGINNING OF PERIOD............................................................  425,718    313,908
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $533,016   $425,718
                                                                                              ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................        3          2
  Redeemed...................................................................................       (3)        (1)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --          1
                                                                                              ========   ========

                                                                                                   FRANKLIN RISING
                                                                                                DIVIDENDS SECURITIES
                                                                                                        FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   501,658  $   322,605
  Net realized gain (loss) on investments....................................................   3,021,317      530,217
  Change in unrealized appreciation (depreciation) of investments............................   6,878,069    2,025,054
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  10,401,044    2,877,876
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,660,584    2,375,420
   Transfers between Variable Investment Options including guaranteed interest account, net..   5,299,250    9,938,593
   Redemptions for contract benefits and terminations........................................  (1,928,069)  (1,325,554)
   Contract maintenance charges..............................................................  (1,478,750)  (1,017,238)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   5,553,015    9,971,221
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         605          895
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  15,954,664   12,849,992
NET ASSETS -- BEGINNING OF PERIOD............................................................  32,372,247   19,522,255
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $48,326,911  $32,372,247
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         127          130
  Redeemed...................................................................................         (88)         (47)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          39           83
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                FRANKLIN SMALL CAP
                                                                                               VALUE SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   54,356  $   12,741
  Net realized gain (loss) on investments....................................................    414,487      41,819
  Change in unrealized appreciation (depreciation) of investments............................    984,363     318,953
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................  1,453,206     373,513
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    504,849     487,387
   Transfers between Variable Investment Options including guaranteed interest account, net..  2,299,447    (166,046)
   Redemptions for contract benefits and terminations........................................   (160,759)    (74,018)
   Contract maintenance charges..............................................................   (108,590)    (80,584)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  2,534,947     166,739
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      2,678       2,322
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,990,831     542,574
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,522,459   1,979,885
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,513,290  $2,522,459
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         44          48
  Redeemed...................................................................................        (13)        (18)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         31          30
                                                                                              ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                 FRANKLIN STRATEGIC
                                                                                               INCOME SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,288,875  $   969,722
  Net realized gain (loss) on investments....................................................     166,041      (40,502)
  Change in unrealized appreciation (depreciation) of investments............................    (811,024)     758,825
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................     643,892    1,688,045
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,633,171    1,759,389
   Transfers between Variable Investment Options including guaranteed interest account, net..   4,216,909    6,223,007
   Redemptions for contract benefits and terminations........................................    (841,334)    (556,673)
   Contract maintenance charges..............................................................  (1,123,301)    (751,078)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,885,445    6,674,645
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,529,337    8,362,690
NET ASSETS -- BEGINNING OF PERIOD............................................................  19,403,903   11,041,213
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,933,240  $19,403,903
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          87           91
  Redeemed...................................................................................         (46)         (34)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          41           57
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                 GOLDMAN SACHS VIT
                                                                                                 MID CAP VALUE FUND
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $     4,132  $   41,872
  Net realized gain (loss) on investments....................................................   1,875,329     109,608
  Change in unrealized appreciation (depreciation) of investments............................     690,040     770,439
                                                                                              -----------  ----------
  Net increase (decrease) in net assets from operations......................................   2,569,501     921,919
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     953,009     515,907
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,916,778)  1,594,010
   Redemptions for contract benefits and terminations........................................    (176,441)   (359,042)
   Contract maintenance charges..............................................................    (202,981)   (153,016)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,343,191)  1,597,859
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................       1,601         198
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,227,911   2,519,976
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,466,133   4,946,157
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 8,694,044  $7,466,133
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          27          32
  Redeemed...................................................................................         (35)        (17)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          (8)         15
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  INVESCO V.I.
                                                                                              DIVERSIFIED DIVIDEND
                                                                                                      FUND
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   18,295  $  2,734
  Net realized gain (loss) on investments....................................................     74,005     4,987
  Change in unrealized appreciation (depreciation) of investments............................    109,385    20,281
                                                                                              ----------  --------

  Net increase (decrease) in net assets from operations......................................    201,685    28,002
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    154,851     5,847
   Transfers between Variable Investment Options including guaranteed interest account, net..    618,044   278,496
   Redemptions for contract benefits and terminations........................................    (40,742)  (12,805)
   Contract maintenance charges..............................................................     (9,946)   (3,016)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowner transactions......................    722,207   268,522
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         12        --
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    923,904   296,524
NET ASSETS -- BEGINNING OF PERIOD............................................................    399,876   103,352
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,323,780  $399,876
                                                                                              ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         24         4
  Redeemed...................................................................................         (8)       (2)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         16         2
                                                                                              ==========  ========

                                                                                              INVESCO V.I. GLOBAL REAL
                                                                                                     ESTATE FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   699,080  $    28,517
  Net realized gain (loss) on investments....................................................     865,575      344,102
  Change in unrealized appreciation (depreciation) of investments............................  (1,315,730)   2,395,278
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................     248,925    2,767,897
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,018,953    1,767,178
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,004,322    5,423,693
   Redemptions for contract benefits and terminations........................................  (1,076,623)    (424,831)
   Contract maintenance charges..............................................................    (778,002)    (470,283)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,168,650    6,295,757
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         145           36
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,417,720    9,063,690
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,595,327    7,531,637
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $21,013,047  $16,595,327
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         120          120
  Redeemed...................................................................................         (60)         (60)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          60           60
                                                                                              ===========  ===========

                                                                                                    INVESCO V.I.
                                                                                                    INTERNATIONAL
                                                                                                     GROWTH FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   144,641  $   159,042
  Net realized gain (loss) on investments....................................................     587,236       39,679
  Change in unrealized appreciation (depreciation) of investments............................   2,584,770    1,797,872
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,316,647    1,996,593
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,142,224    1,958,309
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,880,697      797,584
   Redemptions for contract benefits and terminations........................................    (618,983)    (712,267)
   Contract maintenance charges..............................................................    (494,029)    (397,653)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,909,909    1,645,973
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           2           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   6,226,558    3,642,566
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,800,115   12,157,549
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $22,026,673  $15,800,115
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         118          130
  Redeemed...................................................................................         (50)         (59)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          68           71
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               INVESCO V.I. MID CAP
                                                                                                 CORE EQUITY FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    7,432  $   (6,193)
  Net realized gain (loss) on investments....................................................    343,677     (30,724)
  Change in unrealized appreciation (depreciation) of investments............................    355,891     277,067
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................    707,000     240,150
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    257,354     228,960
   Transfers between Variable Investment Options including guaranteed interest account, net..    511,476    (476,758)
   Redemptions for contract benefits and terminations........................................    (18,903)    (46,254)
   Contract maintenance charges..............................................................    (83,546)    (64,332)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    666,381    (358,384)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         41           5
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,373,422    (118,229)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,311,499   2,429,728
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,684,921  $2,311,499
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         13           9
  Redeemed...................................................................................         (6)        (12)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          7          (3)
                                                                                              ==========  ==========

                                                                                              INVESCO V.I. SMALL CAP
                                                                                                    EQUITY FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (10,357) $  (10,424)
  Net realized gain (loss) on investments....................................................    209,323       3,156
  Change in unrealized appreciation (depreciation) of investments............................    876,785     349,215
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,075,751     341,947
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    417,095     329,888
   Transfers between Variable Investment Options including guaranteed interest account, net..    176,773    (400,378)
   Redemptions for contract benefits and terminations........................................   (138,407)    (73,296)
   Contract maintenance charges..............................................................   (136,297)   (114,991)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    319,164    (258,777)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................        117          (5)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,395,032      83,165
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,784,133   2,700,968
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,179,165  $2,784,133
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         11          11
  Redeemed...................................................................................         (7)        (13)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          4          (2)
                                                                                              ==========  ==========

                                                                                              IVY FUNDS VIP DIVIDEND
                                                                                                  OPPORTUNITIES
                                                                                              ---------------------
                                                                                                2013        2012
                                                                                              --------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  7,797  $     9,513
  Net realized gain (loss) on investments....................................................   55,255       62,041
  Change in unrealized appreciation (depreciation) of investments............................   77,388      103,008
                                                                                              --------  -----------

  Net increase (decrease) in net assets from operations......................................  140,440      174,562
                                                                                              --------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  140,362       53,443
   Transfers between Variable Investment Options including guaranteed interest account, net..  363,472   (1,319,945)
   Redemptions for contract benefits and terminations........................................   (1,664)     (84,936)
   Contract maintenance charges..............................................................  (21,562)     (24,219)
                                                                                              --------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  480,608   (1,375,657)
                                                                                              --------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................       (2)          --
                                                                                              --------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  621,046   (1,201,095)
NET ASSETS -- BEGINNING OF PERIOD............................................................  324,045    1,525,140
                                                                                              --------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $945,091  $   324,045
                                                                                              ========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       20           30
  Redeemed...................................................................................       (6)         (53)
                                                                                              --------  -----------
  Net Increase (Decrease)....................................................................       14          (23)
                                                                                              ========  ===========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................       --           --
  Redeemed...................................................................................       --           --
                                                                                              --------  -----------
  Net Increase (Decrease)....................................................................       --           --
                                                                                              ========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   IVY FUNDS VIP
                                                                                                       ENERGY
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (32,885) $  (29,636)
  Net realized gain (loss) on investments....................................................     382,984    (620,862)
  Change in unrealized appreciation (depreciation) of investments............................   1,937,980     675,116
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from operations......................................   2,288,079      24,618
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,368,917   1,067,077
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,328,294    (336,265)
   Redemptions for contract benefits and terminations........................................    (567,594)   (284,705)
   Contract maintenance charges..............................................................    (505,949)   (436,113)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,623,668       9,994
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          85         (68)
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,911,832      34,544
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,689,340   7,654,796
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $11,601,172  $7,689,340
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          61          56
  Redeemed...................................................................................         (31)        (61)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          30          (5)
                                                                                              ===========  ==========

                                                                                              IVY FUNDS VIP HIGH
                                                                                                  INCOME(B)
                                                                                              ------------------
                                                                                                     2013
                                                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)...............................................................     $   (4,179)
  Net realized gain (loss) on investments....................................................          2,712
  Change in unrealized appreciation (depreciation) of investments............................        166,658
                                                                                                  ----------

  Net increase (decrease) in net assets from operations......................................        165,191
                                                                                                  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................        579,984
   Transfers between Variable Investment Options including guaranteed interest account, net..      5,482,446
   Redemptions for contract benefits and terminations........................................         (1,147)
   Contract maintenance charges..............................................................        (81,411)
                                                                                                  ----------

  Net increase (decrease) in net assets from contractowner transactions......................      5,979,872
                                                                                                  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................             50
                                                                                                  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................      6,145,113
NET ASSETS -- BEGINNING OF PERIOD............................................................             --
                                                                                                  ----------

NET ASSETS -- END OF PERIOD..................................................................     $6,145,113
                                                                                                  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................             74
  Redeemed...................................................................................             (3)
                                                                                                  ----------
  Net Increase (Decrease)....................................................................             71
                                                                                                  ==========

                                                                                                IVY FUNDS VIP MID CAP
                                                                                                       GROWTH
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (68,120) $   (45,584)
  Net realized gain (loss) on investments....................................................   1,157,992    1,155,864
  Change in unrealized appreciation (depreciation) of investments............................   4,016,210      395,827
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   5,106,082    1,506,107
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,631,418    1,794,935
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,636,897    1,494,387
   Redemptions for contract benefits and terminations........................................    (931,518)    (627,851)
   Contract maintenance charges..............................................................    (827,948)    (588,819)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,508,849    2,072,652
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................       2,999          394
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   9,617,930    3,579,153
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,558,797   10,979,644
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,176,727  $14,558,797
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         103          113
  Redeemed...................................................................................         (39)         (61)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          64           52
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                IVY FUNDS VIP SCIENCE
                                                                                                   AND TECHNOLOGY
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (14,575) $        --
  Net realized gain (loss) on investments....................................................   1,527,955       92,702
  Change in unrealized appreciation (depreciation) of investments............................   1,869,437      829,615
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   3,382,817      922,317
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     706,998       65,915
   Transfers between Variable Investment Options including guaranteed interest account, net..   9,913,909   (2,450,709)
   Redemptions for contract benefits and terminations........................................    (386,318)    (206,485)
   Contract maintenance charges..............................................................    (139,476)     (19,507)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  10,095,113   (2,610,786)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (4)         998
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  13,477,926   (1,687,471)
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,665,866    4,353,337
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $16,143,792  $ 2,665,866
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         164           28
  Redeemed...................................................................................         (60)         (43)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         104          (15)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                IVY FUNDS VIP SMALL
                                                                                                    CAP GROWTH
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (15,084) $  (15,032)
  Net realized gain (loss) on investments....................................................    199,589     (86,836)
  Change in unrealized appreciation (depreciation) of investments............................  1,595,072     293,417
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from operations......................................  1,779,577     191,549
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    656,907     513,031
   Transfers between Variable Investment Options including guaranteed interest account, net..    574,704    (471,616)
   Redemptions for contract benefits and terminations........................................   (209,095)   (116,465)
   Contract maintenance charges..............................................................   (182,861)   (171,724)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    839,655    (246,774)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................        422          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,619,654     (55,225)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,028,336   4,083,561
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,647,990  $4,028,336
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         30          23
  Redeemed...................................................................................        (18)        (26)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         12          (3)
                                                                                              ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                  LAZARD RETIREMENT
                                                                                                  EMERGING MARKETS
                                                                                                  EQUITY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   515,023  $   562,214
  Net realized gain (loss) on investments....................................................     523,442     (712,101)
  Change in unrealized appreciation (depreciation) of investments............................  (1,962,090)   7,605,260
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................    (923,625)   7,455,373
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,499,112    4,427,133
   Transfers between Variable Investment Options including guaranteed interest account, net..     888,432    3,752,605
   Redemptions for contract benefits and terminations........................................  (1,594,312)  (2,252,984)
   Contract maintenance charges..............................................................  (1,743,882)  (1,503,571)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,049,350    4,423,183
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      (5,466)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,120,259   11,878,556
NET ASSETS -- BEGINNING OF PERIOD............................................................  44,539,033   32,660,477
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $46,659,292  $44,539,033
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         233          241
  Redeemed...................................................................................        (184)        (186)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          49           55
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                MFS(R) INTERNATIONAL
                                                                                                   VALUE PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   501,029  $   331,787
  Net realized gain (loss) on investments....................................................   1,777,403      604,541
  Change in unrealized appreciation (depreciation) of investments............................   7,133,080    3,005,750
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   9,411,512    3,942,078
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,773,641    2,125,214
   Transfers between Variable Investment Options including guaranteed interest account, net..  12,984,867      221,954
   Redemptions for contract benefits and terminations........................................  (1,469,602)    (828,620)
   Contract maintenance charges..............................................................  (1,004,422)    (632,546)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  14,284,484      886,002
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         299           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  23,696,295    4,828,080
NET ASSETS -- BEGINNING OF PERIOD............................................................  28,328,567   23,500,487
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $52,024,862  $28,328,567
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         219          114
  Redeemed...................................................................................         (82)         (91)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         137           23
                                                                                              ===========  ===========

                                                                                                 MFS(R) INVESTORS
                                                                                                GROWTH STOCK SERIES
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $      155  $   (2,561)
  Net realized gain (loss) on investments....................................................    208,553      92,577
  Change in unrealized appreciation (depreciation) of investments............................    262,941      59,814
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................    471,649     149,830
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    217,843      99,896
   Transfers between Variable Investment Options including guaranteed interest account, net..   (149,282)    488,030
   Redemptions for contract benefits and terminations........................................    (22,464)    (12,277)
   Contract maintenance charges..............................................................    (66,229)    (48,551)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    (20,132)    527,098
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................        (22)          9
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    451,495     676,937
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,496,361     819,424
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,947,856  $1,496,361
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          7           9
  Redeemed...................................................................................         (7)         (4)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --           5
                                                                                              ==========  ==========

                                                                                                MFS(R) INVESTORS
                                                                                                  TRUST SERIES
                                                                                              --------------------
                                                                                                 2013       2012
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    7,925  $  2,621
  Net realized gain (loss) on investments....................................................     41,111    19,100
  Change in unrealized appreciation (depreciation) of investments............................    264,098    39,398
                                                                                              ----------  --------
  Net increase (decrease) in net assets from operations......................................    313,134    61,119
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    190,008    77,132
   Transfers between Variable Investment Options including guaranteed interest account, net..    408,913   345,628
   Redemptions for contract benefits and terminations........................................     (6,301)   (9,943)
   Contract maintenance charges..............................................................    (52,640)  (20,080)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowner transactions......................    539,980   392,737
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (7)        6
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    853,107   453,862
NET ASSETS -- BEGINNING OF PERIOD............................................................    647,260   193,398
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,500,367  $647,260
                                                                                              ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          7         6
  Redeemed...................................................................................         (2)       (3)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................          5         3
                                                                                              ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              MFS(R) UTILITIES SERIES
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------   --------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   25,567   $ 73,703
  Net realized gain (loss) on investments....................................................     60,329     29,177
  Change in unrealized appreciation (depreciation) of investments............................    118,332     20,994
                                                                                              ----------   --------

  Net increase (decrease) in net assets from operations......................................    204,228    123,874
                                                                                              ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    218,376    137,120
   Transfers between Variable Investment Options including guaranteed interest account, net..    151,308     42,086
   Redemptions for contract benefits and terminations........................................       (254)   (63,993)
   Contract maintenance charges..............................................................    (30,535)   (30,389)
                                                                                              ----------   --------

  Net increase (decrease) in net assets from contractowner transactions......................    338,895     84,824
                                                                                              ----------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         74         --
                                                                                              ----------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................    543,197    208,698
NET ASSETS -- BEGINNING OF PERIOD............................................................    909,055    700,357
                                                                                              ----------   --------

NET ASSETS -- END OF PERIOD.................................................................. $1,452,252   $909,055
                                                                                              ==========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         31         38
  Redeemed...................................................................................        (19)       (21)
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         12         17
                                                                                              ==========   ========

                                                                                                     MULTIMANAGER
                                                                                                  AGGRESSIVE EQUITY*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,594,049) $ (1,080,429)
  Net realized gain (loss) on investments....................................................   11,714,907     5,735,806
  Change in unrealized appreciation (depreciation) of investments............................  105,347,936    38,657,448
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from operations......................................  115,468,794    43,312,825
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   25,589,066    27,993,163
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,083,560)  (12,546,931)
   Redemptions for contract benefits and terminations........................................  (24,303,885)  (22,663,596)
   Contract maintenance charges..............................................................  (25,295,726)  (26,612,395)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (37,094,105)  (33,829,759)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (230,000)           --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   78,144,689     9,483,066
NET ASSETS -- BEGINNING OF PERIOD............................................................  333,495,983   324,012,917
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $411,640,672  $333,495,983
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            9            14
  Redeemed...................................................................................          (79)          (79)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (70)          (65)
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................            8             9
  Redeemed...................................................................................          (21)          (33)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (13)          (24)
                                                                                              ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                                  MULTIMANAGER CORE
                                                                                                        BOND*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,007,278  $ 1,553,643
  Net realized gain (loss) on investments....................................................    (162,243)   4,848,844
  Change in unrealized appreciation (depreciation) of investments............................  (3,030,969)  (1,855,961)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................  (2,185,934)   4,546,526
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,826,923    6,124,122
   Transfers between Variable Investment Options including guaranteed interest account, net..  (3,927,046)  (2,822,179)
   Redemptions for contract benefits and terminations........................................  (4,430,868)  (4,074,474)
   Contract maintenance charges..............................................................  (5,213,274)  (5,669,653)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (7,744,265)  (6,442,184)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (9,930,199)  (1,895,658)
NET ASSETS -- BEGINNING OF PERIOD............................................................  88,099,508   89,995,166
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $78,169,309  $88,099,508
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          27           16
  Redeemed...................................................................................         (30)         (27)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (3)         (11)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          43           64
  Redeemed...................................................................................         (81)         (91)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (38)         (27)
                                                                                              ===========  ===========

UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    MULTIMANAGER
                                                                                                INTERNATIONAL EQUITY*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   390,465  $   464,857
  Net realized gain (loss) on investments....................................................    (888,008)  (2,466,159)
  Change in unrealized appreciation (depreciation) of investments............................   8,241,605    8,673,214
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   7,744,062    6,671,912
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,020,401    7,198,299
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,176,771)  (1,411,951)
   Redemptions for contract benefits and terminations........................................  (1,698,934)  (1,407,996)
   Contract maintenance charges..............................................................  (3,713,563)  (4,174,193)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (3,568,867)     204,159
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,175,194    6,876,071
NET ASSETS -- BEGINNING OF PERIOD............................................................  45,667,171   38,791,100
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $49,842,365  $45,667,171
                                                                                              ===========  ===========
CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued.....................................................................................           6            4
  Redeemed...................................................................................         (10)          (9)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (4)          (5)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          32           49
  Redeemed...................................................................................         (53)         (44)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (21)           5
                                                                                              ===========  ===========

                                                                                                 MULTIMANAGER LARGE
                                                                                                  CAP CORE EQUITY*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   34,483  $    25,122
  Net realized gain (loss) on investments....................................................    209,844      134,720
  Change in unrealized appreciation (depreciation) of investments............................  2,273,137      907,723
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from operations......................................  2,517,464    1,067,565
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    729,183      781,952
   Transfers between Variable Investment Options including guaranteed interest account, net..   (418,871)    (988,117)
   Redemptions for contract benefits and terminations........................................   (607,088)    (453,750)
   Contract maintenance charges..............................................................   (499,994)    (544,292)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   (796,770)  (1,204,207)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          1           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,720,695     (136,642)
NET ASSETS -- BEGINNING OF PERIOD............................................................  7,751,492    7,888,134
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $9,472,187  $ 7,751,492
                                                                                              ==========  ===========
CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued.....................................................................................          1            2
  Redeemed...................................................................................         (3)          (4)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         (2)          (2)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          3            4
  Redeemed...................................................................................         (5)         (11)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         (2)          (7)
                                                                                              ==========  ===========

                                                                                                    MULTIMANAGER
                                                                                                  LARGE CAP VALUE*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   366,867  $   240,796
  Net realized gain (loss) on investments....................................................     626,745     (383,726)
  Change in unrealized appreciation (depreciation) of investments............................   7,430,878    4,095,039
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from operations......................................   8,424,490    3,952,109
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,048,912    2,288,633
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,818,205)  (3,034,219)
   Redemptions for contract benefits and terminations........................................  (1,525,468)  (1,218,040)
   Contract maintenance charges..............................................................  (1,523,326)  (1,619,467)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (2,818,087)  (3,583,093)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,606,403      369,016
NET ASSETS -- BEGINNING OF PERIOD............................................................  27,695,069   27,326,053
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $33,301,472  $27,695,069
                                                                                              ===========  ===========
CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued.....................................................................................           1            4
  Redeemed...................................................................................          (6)         (10)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)          (6)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................           6            8
  Redeemed...................................................................................         (16)         (27)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (10)         (19)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    MULTIMANAGER
                                                                                                   MID CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (106,252) $   (98,832)
  Net realized gain (loss) on investments....................................................  11,443,247      956,209
  Change in unrealized appreciation (depreciation) of investments............................    (987,169)   2,813,718
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................  10,349,826    3,671,095
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,773,003    4,368,385
   Transfers between Variable Investment Options including guaranteed interest account, net..     (23,869)  (1,636,320)
   Redemptions for contract benefits and terminations........................................  (1,879,928)  (1,126,275)
   Contract maintenance charges..............................................................  (2,669,153)  (2,958,687)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (2,799,947)  (1,352,897)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,549,878    2,318,198
NET ASSETS -- BEGINNING OF PERIOD............................................................  27,473,225   25,155,027
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $35,023,103  $27,473,225
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           2            1
  Redeemed...................................................................................          (5)          (5)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (3)          (4)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          12           27
  Redeemed...................................................................................         (26)         (31)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (14)          (4)
                                                                                              ===========  ===========

                                                                                                    MULTIMANAGER
                                                                                                   MID CAP VALUE*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (7,400) $     2,887
  Net realized gain (loss) on investments....................................................   2,521,723      266,953
  Change in unrealized appreciation (depreciation) of investments............................  12,250,511    5,745,527
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................  14,764,834    6,015,367
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,483,670    2,652,515
   Transfers between Variable Investment Options including guaranteed interest account, net..  (4,855,669)  (3,002,220)
   Redemptions for contract benefits and terminations........................................  (2,802,844)  (1,980,602)
   Contract maintenance charges..............................................................  (2,222,791)  (2,306,215)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (7,397,634)  (4,636,522)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................    (137,434)      (7,439)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,229,766    1,371,406
NET ASSETS -- BEGINNING OF PERIOD............................................................  44,760,418   43,389,012
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $51,990,184  $44,760,418
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           6            8
  Redeemed...................................................................................         (10)          (8)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (4)          --
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          11           13
  Redeemed...................................................................................         (40)         (40)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (29)         (27)
                                                                                              ===========  ===========

                                                                                                     MULTIMANAGER
                                                                                                  MULTI-SECTOR BOND*
                                                                                              --------------------------
                                                                                                  2013          2012
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,175,867  $  2,023,699
  Net realized gain (loss) on investments....................................................   (2,605,072)   (4,073,210)
  Change in unrealized appreciation (depreciation) of investments............................   (2,053,248)    7,394,307
                                                                                              ------------  ------------
  Net increase (decrease) in net assets from operations......................................   (1,482,453)    5,344,796
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,351,150     8,365,658
   Transfers between Variable Investment Options including guaranteed interest account, net..   (2,748,269)   (2,048,356)
   Redemptions for contract benefits and terminations........................................   (6,285,901)   (6,153,730)
   Contract maintenance charges..............................................................   (8,089,937)   (8,264,383)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (7,772,957)   (8,100,811)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           --        12,002
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (9,255,410)   (2,744,013)
NET ASSETS -- BEGINNING OF PERIOD............................................................  109,377,489   112,121,502
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $100,122,079  $109,377,489
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           35            21
  Redeemed...................................................................................          (47)          (39)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (12)          (18)
                                                                                              ============  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................           12            13
  Redeemed...................................................................................          (16)          (20)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           (4)           (7)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    MULTIMANAGER
                                                                                                 SMALL CAP GROWTH*
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (16,874) $  (12,707)
  Net realized gain (loss) on investments....................................................     488,204      55,567
  Change in unrealized appreciation (depreciation) of investments............................   3,359,382     763,392
                                                                                              -----------  ----------
  Net increase (decrease) in net assets from operations......................................   3,830,712     806,252
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,048,578     937,351
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,765,853    (227,946)
   Redemptions for contract benefits and terminations........................................    (379,334)   (253,707)
   Contract maintenance charges..............................................................    (541,125)   (501,184)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,893,972     (45,486)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           1          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,724,685     760,766
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,826,296   7,065,530
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $13,550,981  $7,826,296
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          32          15
  Redeemed...................................................................................         (18)        (14)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          14           1
                                                                                              ===========  ==========

                                                                                                    MULTIMANAGER
                                                                                                  SMALL CAP VALUE*
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $    85,560  $    75,802
  Net realized gain (loss) on investments....................................................     905,217     (623,830)
  Change in unrealized appreciation (depreciation) of investments............................  10,210,500    4,565,283
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................  11,201,277    4,017,255
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,390,347    2,534,687
   Transfers between Variable Investment Options including guaranteed interest account, net..    (555,287)  (1,552,886)
   Redemptions for contract benefits and terminations........................................  (1,957,939)  (1,248,005)
   Contract maintenance charges..............................................................  (1,800,390)  (1,813,967)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,923,269)  (2,080,171)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (1)          --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   9,278,007    1,937,084
NET ASSETS -- BEGINNING OF PERIOD............................................................  27,159,561   25,222,477
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $36,437,568  $27,159,561
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           3            3
  Redeemed...................................................................................          (8)          (7)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (5)          (4)
                                                                                              ===========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          11            8
  Redeemed...................................................................................         (14)         (15)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (3)          (7)
                                                                                              ===========  ===========

                                                                                                     MULTIMANAGER
                                                                                                     TECHNOLOGY*
                                                                                              -------------------------
                                                                                                  2013         2012
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (316,351) $   (312,295)
  Net realized gain (loss) on investments....................................................   6,609,893     3,370,195
  Change in unrealized appreciation (depreciation) of investments............................  16,919,242     6,063,142
                                                                                              -----------  ------------
  Net increase (decrease) in net assets from operations......................................  23,212,784     9,121,042
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,468,833     5,399,254
   Transfers between Variable Investment Options including guaranteed interest account, net..  (5,665,001)   (4,453,959)
   Redemptions for contract benefits and terminations........................................  (4,787,184)   (7,488,537)
   Contract maintenance charges..............................................................  (4,009,926)   (4,177,263)
                                                                                              -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (8,993,278)  (10,720,505)
                                                                                              -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................     (99,999)           --
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  14,119,507    (1,599,463)
NET ASSETS -- BEGINNING OF PERIOD............................................................  70,232,736    71,832,199
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $84,352,243  $ 70,232,736
                                                                                              ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           4             7
  Redeemed...................................................................................          (7)          (11)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          (3)           (4)
                                                                                              ===========  ============

UNIT ACTIVITY CLASS B
  Issued.....................................................................................          25            44
  Redeemed...................................................................................         (75)         (106)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................         (50)          (62)
                                                                                              ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   MUTUAL SHARES
                                                                                                  SECURITIES FUND
                                                                                              -----------------------
                                                                                                  2013        2012
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   203,569  $  176,712
  Net realized gain (loss) on investments....................................................     433,908     293,152
  Change in unrealized appreciation (depreciation) of investments............................   1,923,806     708,147
                                                                                              -----------  ----------
  Net increase (decrease) in net assets from operations......................................   2,561,283   1,178,011
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     550,178     765,741
   Transfers between Variable Investment Options including guaranteed interest account, net..     836,934    (717,903)
   Redemptions for contract benefits and terminations........................................    (132,450)   (652,944)
   Contract maintenance charges..............................................................    (188,343)   (176,756)
                                                                                              -----------  ----------
  Net increase (decrease) in net assets from contractowner transactions......................   1,066,319    (781,862)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          85          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,627,687     396,149
NET ASSETS -- BEGINNING OF PERIOD............................................................   8,442,367   8,046,218
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $12,070,054  $8,442,367
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          31          44
  Redeemed...................................................................................         (15)        (36)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          16           8
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

                                                                                                  NATURAL RESOURCES
                                                                                                      PORTFOLIO
                                                                                              -------------------------
                                                                                                  2013         2012
                                                                                              -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $        --  $         --
  Net realized gain (loss) on investments....................................................    (359,903)     (494,164)
  Change in unrealized appreciation (depreciation) of investments............................   1,442,141       855,925
                                                                                              -----------  ------------
  Net increase (decrease) in net assets from operations......................................   1,082,238       361,761
                                                                                              -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     245,910       130,538
   Transfers between Variable Investment Options including guaranteed interest account, net..  (4,423,052)   (2,729,367)
   Redemptions for contract benefits and terminations........................................    (842,817)   (8,562,555)
   Contract maintenance charges..............................................................    (127,732)     (245,155)
                                                                                              -----------  ------------
  Net increase (decrease) in net assets from contractowner transactions......................  (5,147,691)  (11,406,539)
                                                                                              -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          (2)           --
                                                                                              -----------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (4,065,455)  (11,044,778)
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,286,780    24,331,558
                                                                                              -----------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,221,325  $ 13,286,780
                                                                                              ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========  ============
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========  ============
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         101           134
  Redeemed...................................................................................        (153)         (261)
                                                                                              -----------  ------------
  Net Increase (Decrease)....................................................................         (52)         (127)
                                                                                              ===========  ============

                                                                                                        PIMCO
                                                                                               COMMODITYREALRETURN(R)
                                                                                                 STRATEGY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   140,292  $   200,143
  Net realized gain (loss) on investments....................................................    (899,859)    (267,307)
  Change in unrealized appreciation (depreciation) of investments............................    (929,730)     440,331
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................  (1,689,297)     373,167
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,600,297    1,262,068
   Transfers between Variable Investment Options including guaranteed interest account, net..     477,165    1,766,841
   Redemptions for contract benefits and terminations........................................    (368,168)    (241,975)
   Contract maintenance charges..............................................................    (542,061)    (439,041)
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................   1,167,233    2,347,893
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (20)           8
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (522,084)   2,721,068
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,566,866    7,845,798
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,044,782  $10,566,866
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................          37           43
  Redeemed...................................................................................         (27)         (24)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          10           19
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  PIMCO REAL RETURN
                                                                                                      PORTFOLIO
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    451,995  $   248,104
  Net realized gain (loss) on investments....................................................     (489,754)   3,191,151
  Change in unrealized appreciation (depreciation) of investments............................   (3,487,181)    (740,852)
                                                                                              ------------  -----------
  Net increase (decrease) in net assets from operations......................................   (3,524,940)   2,698,403
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,123,265    3,097,264
   Transfers between Variable Investment Options including guaranteed interest account, net..   (6,791,463)  10,500,530
   Redemptions for contract benefits and terminations........................................   (3,975,263)  (1,123,688)
   Contract maintenance charges..............................................................   (1,612,124)  (1,331,374)
                                                                                              ------------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................   (7,255,585)  11,142,732
                                                                                              ------------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          200        1,864
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (10,780,325)  13,842,999
NET ASSETS -- BEGINNING OF PERIOD............................................................   40,718,810   26,875,811
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 29,938,485  $40,718,810
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................          142          273
  Redeemed...................................................................................         (187)        (170)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................          (45)         103
                                                                                              ============  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========

                                                                                                 PIMCO TOTAL RETURN
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,278,773  $ 1,552,089
  Net realized gain (loss) on investments....................................................     847,721    1,948,024
  Change in unrealized appreciation (depreciation) of investments............................  (3,746,204)   2,423,044
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................  (1,619,710)   5,923,157
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   8,514,865    5,842,513
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,624,043)  10,499,297
   Redemptions for contract benefits and terminations........................................  (5,806,159)  (4,121,116)
   Contract maintenance charges..............................................................  (2,571,079)  (2,055,828)
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................  (2,486,416)  10,164,866
                                                                                              -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................          18        2,767
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (4,106,108)  16,090,790
NET ASSETS -- BEGINNING OF PERIOD............................................................  70,878,252   54,787,462
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $66,772,144  $70,878,252
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         324          570
  Redeemed...................................................................................        (267)        (286)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          57          284
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                T. ROWE PRICE EQUITY
                                                                                               INCOME PORTFOLIO -- II
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   154,203  $   175,518
  Net realized gain (loss) on investments....................................................     639,218      223,936
  Change in unrealized appreciation (depreciation) of investments............................   3,318,289    1,275,941
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   4,111,710    1,675,395
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     704,026      480,217
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,119,357    1,856,072
   Redemptions for contract benefits and terminations........................................    (139,668)    (185,787)
   Contract maintenance charges..............................................................    (295,579)    (194,205)
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from contractowner transactions......................   3,388,136    1,956,297
                                                                                              -----------  -----------
  Net increase (decrease) in amount retained by AXA in Separate Account FP...................       2,177        2,825
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,502,023    3,634,517
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,047,939    9,413,422
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $20,549,962  $13,047,939
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          45           34
  Redeemed...................................................................................         (20)         (16)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          25           18
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                               T. ROWE PRICE HEALTH
                                                                                               SCIENCES PORTFOLIO-II
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $       --
  Net realized gain (loss) on investments....................................................    829,615     498,185
  Change in unrealized appreciation (depreciation) of investments............................    726,714     225,806
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................  1,556,329     723,991
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    241,592      76,794
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,307,012    (374,254)
   Redemptions for contract benefits and terminations........................................   (534,673)   (126,851)
   Contract maintenance charges..............................................................    (39,651)    (28,527)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    974,280    (452,838)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,530,609     271,153
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,484,298   2,213,145
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,014,907  $2,484,298
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................         42          19
  Redeemed...................................................................................        (14)        (20)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         28          (1)
                                                                                              ==========  ==========

                                                                                                    TARGET 2015
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ---------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   1,544  $     8,435
  Net realized gain (loss) on investments....................................................    46,021       84,441
  Change in unrealized appreciation (depreciation) of investments............................    (5,320)     185,795
                                                                                              ---------  -----------
  Net increase (decrease) in net assets from operations......................................    42,245      278,671
                                                                                              ---------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    16,164       20,308
   Transfers between Variable Investment Options including guaranteed interest account, net..  (183,404)  (2,067,918)
   Redemptions for contract benefits and terminations........................................  (405,925)    (660,542)
   Contract maintenance charges..............................................................   (11,399)     (32,439)
                                                                                              ---------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (584,564)  (2,740,591)
                                                                                              ---------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (542,319)  (2,461,920)
NET ASSETS -- BEGINNING OF PERIOD............................................................   660,833    3,122,753
                                                                                              ---------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 118,514  $   660,833
                                                                                              =========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         3           10
  Redeemed...................................................................................        (8)         (33)
                                                                                              ---------  -----------
  Net Increase (Decrease)....................................................................        (5)         (23)
                                                                                              =========  ===========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................        --           --
  Redeemed...................................................................................        --           --
                                                                                              ---------  -----------
  Net Increase (Decrease)....................................................................        --           --
                                                                                              =========  ===========

                                                                                                    TARGET 2025
                                                                                                    ALLOCATION*
                                                                                              -----------------------
                                                                                                 2013         2012
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    6,053  $    13,599
  Net realized gain (loss) on investments....................................................     90,374      214,559
  Change in unrealized appreciation (depreciation) of investments............................     19,289      339,208
                                                                                              ----------  -----------
  Net increase (decrease) in net assets from operations......................................    115,716      567,366
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    276,623      159,050
   Transfers between Variable Investment Options including guaranteed interest account, net..     60,644   (4,314,625)
   Redemptions for contract benefits and terminations........................................   (933,232)    (476,325)
   Contract maintenance charges..............................................................    (38,972)     (55,408)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   (634,937)  (4,687,308)
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (519,221)  (4,119,942)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,025,235    5,145,177
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $  506,014  $ 1,025,235
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         21           20
  Redeemed...................................................................................        (17)         (52)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................          4          (32)
                                                                                              ==========  ===========

UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                    TARGET 2035
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ---------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   8,941  $     3,727
  Net realized gain (loss) on investments....................................................    40,188      395,270
  Change in unrealized appreciation (depreciation) of investments............................    57,971      389,585
                                                                                              ---------  -----------
  Net increase (decrease) in net assets from operations......................................   107,100      788,582
                                                                                              ---------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    46,702       56,759
   Transfers between Variable Investment Options including guaranteed interest account, net..   569,186   (6,198,270)
   Redemptions for contract benefits and terminations........................................  (208,176)  (1,521,165)
   Contract maintenance charges..............................................................   (18,298)     (42,413)
                                                                                              ---------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   389,414   (7,705,089)
                                                                                              ---------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................        --           --
                                                                                              ---------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   496,514   (6,916,507)
NET ASSETS -- BEGINNING OF PERIOD............................................................   263,464    7,179,971
                                                                                              ---------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 759,978  $   263,464
                                                                                              =========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        --           --
  Redeemed...................................................................................        --           --
                                                                                              ---------  -----------
  Net Increase (Decrease)....................................................................        --           --
                                                                                              =========  ===========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................        11           42
  Redeemed...................................................................................        (7)        (110)
                                                                                              ---------  -----------
  Net Increase (Decrease)....................................................................         4          (68)
                                                                                              =========  ===========

                                                                                                   TARGET 2045
                                                                                                   ALLOCATION*
                                                                                              ---------------------
                                                                                                 2013       2012
                                                                                              ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   2,391  $    4,839
  Net realized gain (loss) on investments....................................................    19,856      62,408
  Change in unrealized appreciation (depreciation) of investments............................    23,773     109,628
                                                                                              ---------  ----------
  Net increase (decrease) in net assets from operations......................................    46,020     176,875
                                                                                              ---------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    37,549      64,838
   Transfers between Variable Investment Options including guaranteed interest account, net..   (33,301)   (805,928)
   Redemptions for contract benefits and terminations........................................  (179,504)   (214,440)
   Contract maintenance charges..............................................................   (10,861)    (19,619)
                                                                                              ---------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  (186,117)   (975,149)
                                                                                              ---------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         6           6
                                                                                              ---------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (140,091)   (798,268)
NET ASSETS -- BEGINNING OF PERIOD............................................................   349,308   1,147,576
                                                                                              ---------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 209,217  $  349,308
                                                                                              =========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        --          --
  Redeemed...................................................................................        --          --
                                                                                              ---------  ----------
  Net Increase (Decrease)....................................................................        --          --
                                                                                              =========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         2          23
  Redeemed...................................................................................        (4)        (30)
                                                                                              ---------  ----------
  Net Increase (Decrease)....................................................................        (2)         (7)
                                                                                              =========  ==========

                                                                                                     TEMPLETON
                                                                                                DEVELOPING MARKETS
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  151,646  $   89,972
  Net realized gain (loss) on investments....................................................   (168,145)   (323,815)
  Change in unrealized appreciation (depreciation) of investments............................   (100,959)  1,206,811
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................   (117,458)    972,968
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,442,564   1,255,966
   Transfers between Variable Investment Options including guaranteed interest account, net..   (432,479)    710,277
   Redemptions for contract benefits and terminations........................................   (270,044)   (270,331)
   Contract maintenance charges..............................................................   (569,139)   (522,515)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    170,902   1,173,397
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................      3,798         408
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     57,242   2,146,773
NET ASSETS -- BEGINNING OF PERIOD............................................................  9,640,876   7,494,103
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,698,118  $9,640,876
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         29          35
  Redeemed...................................................................................        (28)        (23)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          1          12
                                                                                              ==========  ==========

UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                TEMPLETON GLOBAL BOND
                                                                                                   SECURITIES FUND
                                                                                              -------------------------
                                                                                                  2013          2012
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,247,739  $ 3,803,931
  Net realized gain (loss) on investments....................................................     (627,467)    (343,363)
  Change in unrealized appreciation (depreciation) of investments............................   (1,880,852)   5,286,191
                                                                                              ------------  -----------
  Net increase (decrease) in net assets from operations......................................      739,420    8,746,759
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,707,858    4,730,443
   Transfers between Variable Investment Options including guaranteed interest account, net..  (20,536,120)   4,937,953
   Redemptions for contract benefits and terminations........................................   (1,112,618)  (2,423,750)
   Contract maintenance charges..............................................................   (1,960,884)  (1,512,324)
   Adjustments to net assets allocated to contracts in payout period.........................            0            0
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (17,901,764)   5,732,322
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           (2)          --
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (17,162,346)  14,479,081
NET ASSETS -- BEGINNING OF PERIOD............................................................   71,476,591   56,997,510
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 54,314,245  $71,476,591
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          345          189
  Redeemed...................................................................................         (442)        (120)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................          (97)          69
                                                                                              ============  ===========
UNIT ACTIVITY CLASS S
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========

                                                                                                 TEMPLETON GROWTH
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   57,995  $   19,976
  Net realized gain (loss) on investments....................................................    181,766     (17,909)
  Change in unrealized appreciation (depreciation) of investments............................    450,461     213,510
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................    690,222     215,577
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    281,760     142,020
   Transfers between Variable Investment Options including guaranteed interest account, net..  2,222,286     143,068
   Redemptions for contract benefits and terminations........................................    (71,124)    (62,299)
   Contract maintenance charges..............................................................   (152,778)    (81,729)
   Adjustments to net assets allocated to contracts in payout period.........................          0           0
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  2,280,144     141,060
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................        (13)          3
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,970,353     356,640
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,364,454   1,007,814
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,334,807  $1,364,454
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         27           7
  Redeemed...................................................................................         (9)         (6)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         18           1
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS S
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                     VAN ECK VIP
                                                                                                     GLOBAL HARD
                                                                                                     ASSETS FUND
                                                                                              ------------------------
                                                                                                  2013         2012
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $    21,195  $    29,945
  Net realized gain (loss) on investments....................................................    (546,449)     (94,620)
  Change in unrealized appreciation (depreciation) of investments............................   1,706,694      264,565
                                                                                              -----------  -----------
  Net increase (decrease) in net assets from operations......................................   1,181,440      199,890
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,071,078    1,479,838
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,036,988)   1,096,546
   Redemptions for contract benefits and terminations........................................    (634,841)    (328,613)
   Contract maintenance charges..............................................................    (691,771)    (629,130)
   Adjustments to net assets allocated to contracts in payout period.........................           0            0
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    (292,522)   1,618,641
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................           3           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     888,921    1,818,531
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,741,981    9,923,450
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,630,902  $11,741,981
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS S
  Issued.....................................................................................          38           59
  Redeemed...................................................................................         (41)         (43)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (3)          16
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 VANGUARD VARIABLE
                                                                                                 INSURANCE FUND --
                                                                                              EQUITY INDEX PORTFOLIO
                                                                                              ----------------------
                                                                                                 2013        2012
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   65,776  $   45,054
  Net realized gain (loss) on investments....................................................    368,797     312,484
  Change in unrealized appreciation (depreciation) of investments............................  1,091,063     175,294
                                                                                              ----------  ----------
  Net increase (decrease) in net assets from operations......................................  1,525,636     532,832
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    688,582     383,876
   Transfers between Variable Investment Options including guaranteed interest account, net..    136,888     534,896
   Redemptions for contract benefits and terminations........................................   (371,607)   (109,549)
   Contract maintenance charges..............................................................   (202,647)   (197,449)
   Adjustments to net assets allocated to contracts in payout period.........................          0           0
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    251,216     611,774
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP...................         (2)         --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,776,850   1,144,606
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,687,257   3,542,651
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,464,107  $4,687,257
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued.....................................................................................          6          12
  Redeemed...................................................................................         (5)         (8)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................          1           4
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)The unit activity for the EQ/Money Market Variable Investment Option for the year ended December 31, 2012, included units redeemed of 12 Class A units and 3 Class B units that were previously represented in error as outstanding at December 31, 2011, as they were effectively redeemed prior to that date.
(b)Units were made available on May 20, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series/(R)/, AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AMERICAN FUNDS INSURANCE SERIES/(R)/
 .   American Funds Insurance Series/(R)/ Global Small Capitalization Fund/SM/
 .   American Funds Insurance Series/(R)/ New World Fund(R)

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Aggressive-Alt 25
 .   All Asset Growth-Alt 20
 .   All Asset Moderate Growth-Alt 15
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/Invesco Comstock
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Continued)

 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Real Return Portfolio
 .   PIMCO Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio - II

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD VARIABLE INSURANCE FUND
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer II
 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

1. Organization (Concluded)


   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risk charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of the Portfolios and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions of net realized gains on investment transactions of the Portfolios.

   Due to and Due from:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   Accumulation Nonunitized:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of contract charges.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account.

   Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1, Level 2 and Level 3 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

                                                                          PURCHASES      SALES
                                                                         ------------ ------------
All Asset Aggressive-ALT 25............................................. $  1,448,506 $    346,320
All Assset Growth-Alt 20................................................    5,192,508    1,988,380
All Asset Moderate Growth-ALT 15........................................      964,499       54,614
American Century VP Mid Cap Value.......................................   11,666,543    6,576,906
American Funds Insurance Series(R) Global Small Capitalization Fund/SM/.      909,297       80,677
American Funds Insurance Series(R) New World Fund(R)....................    1,027,855      112,445
AXA Aggressive Allocation...............................................   17,588,012   18,294,196
AXA Balanced Strategy...................................................    7,015,951    1,387,597
AXA Conservative Allocation.............................................    7,982,277    9,841,993
AXA Conservative Growth Strategy........................................    1,096,821      495,520
AXA Conservatve Strategy................................................      616,129      273,919
AXA Conservative-PLUS Allocation........................................    7,564,406    8,193,122
AXA Growth Strategy.....................................................    8,201,672      779,311
AXA Moderate Allocation.................................................   67,707,634  121,397,454
AXA Moderate Growth Strategy............................................   16,377,044    1,694,214
AXA Moderate-PLUS Allocation............................................   58,184,548   44,913,496
AXA Tactical Manager 400................................................    1,858,261    1,160,142
AXA Tactical Manager 500................................................    1,192,737      685,498
AXA Tactical Manager 2000...............................................    1,210,035      761,075
AXA Tactical Manager International......................................      632,032    1,096,022
BlackRock Global Allocation V.I. Fund...................................    3,515,769    3,051,353
EQ/AllianceBernstein Small Cap Growth...................................   25,201,681   29,797,823
EQ/BlackRock Basic Value Equity.........................................   19,948,228   28,069,162
EQ/Boston Advisory Equity Income........................................    6,719,904    6,170,608
EQ/Calvert Socially Responsible.........................................      265,557      312,831
EQ/Capital Guardian Research............................................    7,666,434   12,032,750
EQ/Common Stock Index...................................................   45,789,602  172,061,908
EQ/Core Bond Index......................................................   10,352,269   10,519,551
EQ/Equity 500 Index.....................................................   63,202,968   85,088,488
EQ/Equity Growth PLUS...................................................    4,368,579   14,174,377
EQ/GAMCO Mergers & Acquisitions.........................................    3,271,886    3,452,575
EQ/GAMCO Small Company Value............................................   29,465,513   15,809,012
EQ/Global Bond PLUS.....................................................    4,880,888    5,878,060
EQ/Global Multi-Sector Equity...........................................    7,439,897   22,673,967
EQ/Intermediate Government Bond.........................................   17,302,163   21,631,600
EQ/International Core PLUS..............................................    2,900,607    5,960,403
EQ/International Equity Index...........................................   16,033,653   37,956,531
EQ/International Value PLUS.............................................    8,870,818   14,895,314
EQ/Invesco Comstock.....................................................    4,828,586    2,261,356
EQ/JPMorgan Value Opportunities.........................................    3,624,314    4,296,216
EQ/Large Cap Core PLUS..................................................    4,755,368    1,472,070
EQ/Large Cap Growth Index...............................................   17,421,909   20,791,560
EQ/Large Cap Growth PLUS................................................    6,011,084   18,504,253
EQ/Large Cap Value Index................................................    3,118,822    2,496,496
EQ/Large Cap Value PLUS.................................................    8,938,325   42,853,683
EQ/Lord Abbett Large Cap Core...........................................    3,792,141    2,841,054
EQ/MFS International Growth.............................................    7,378,852    5,173,038
EQ/Mid Cap Index........................................................   12,755,936   14,403,072
EQ/Mid Cap Value PLUS...................................................    5,632,398   26,970,212
EQ/Money Market.........................................................  186,582,096  210,692,826
EQ/Montag & Caldwell Growth.............................................    6,509,565   10,279,570

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Continued)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
EQ/Morgan Stanley Mid Cap Growth......................................... $ 9,563,976 $16,035,012
EQ/Pimco Ultra Short Bond................................................   9,208,032  13,397,081
EQ/Quality Bond PLUS.....................................................   6,944,610  13,500,772
EQ/Small Company Index...................................................  12,873,610   9,394,534
EQ/T. Rowe Price Growth Stock............................................   8,691,954  11,712,140
EQ/UBS Growth & Income...................................................   2,499,936   1,240,372
EQ/Wells Fargo Omega Growth..............................................  43,283,813  15,495,409
Fidelity(R) VIP Asset Manger: Growth Portfolio...........................     355,240     743,403
Fidelity(R) VIP Contrafund(R) Portfolio..................................  43,821,887  19,750,435
Fidelity(R) VIP Equity-Income Portfolio..................................     503,984     304,950
Fidelity(R) VIP Growth & Income Portfolio................................   2,942,710   1,462,812
Fidelity(R) VIP High Income Portfoliio...................................   5,317,378   7,850,588
Fidelity(R) VIP Investment Grade Bond Portfolio..........................  17,176,267  24,059,992
Fidelity(R) VIP Mid Cap Portfolio........................................  13,244,344   9,498,285
Fidelity(R) VIP Money Market Portfolio...................................     885,232   1,525,507
Fidelity(R) VIP Value Portfolio..........................................     583,651     302,719
Fidelity(R) VIP Value Strategies Portfolio...............................     583,849     610,841
Franklin Rising Dividends Securities Fund................................  19,076,480  13,020,808
Franklin Small Cap Value Securities Fund.................................   4,157,939   1,478,252
Frankllin Strategic Income Securities Fund...............................  12,185,110   5,715,657
Goldman Sachs VIT Mid Cap Value Fund.....................................   4,312,942   4,999,368
Invesco V.I. Diversified Dividend Fund...................................   1,332,748     592,248
Invesco V.I. Global Real Estate Fund.....................................  12,661,003   7,792,773
Invesco V.I. International Growth Fund...................................   8,385,839   5,331,287
Invesco V.I. Mid Cap Core Equity Fund....................................   1,628,743     734,515
Invesco V.I. Small Cap Equity Fund.......................................   1,291,018     945,967
Ivy Funds VIP Dividend Opportunities.....................................   1,022,698     523,700
Ivy Funds VIP Energy.....................................................   5,159,203   3,534,451
Ivy Funds VIP High Income................................................   6,250,086     274,393
Ivy Funds VIP Mid Cap Growth.............................................   9,997,699   4,901,899
Ivy Funds VIP Science and Technology.....................................  19,001,332   8,619,363
Ivy Funds VIP Small Cap Growth...........................................   2,901,679   2,076,605
Lazard Retirement Emerging Markets Equity Portfolio......................  23,244,134  19,410,314
MFS(R) International Value Portfolio.....................................  24,677,320   9,891,808
MFS(R) Investors Growth Stock Series.....................................     978,302     938,510
MFS(R) Investors Trust Series............................................     769,444     221,538
MFS(R) Utilities Series..................................................     863,108     475,896
Multimanager Aggressive Equity...........................................   3,382,929  42,214,718
Multimanager Core Bond...................................................  10,393,531  16,910,831
Multimanager International Equity........................................   7,006,596  10,185,015
Multimanager Large Cap Core Equity.......................................     747,660   1,509,946
Multimanager Large Cap Value.............................................   1,693,723   4,144,943
Multimanager Mid Cap Growth..............................................  12,177,118   5,767,082
Multimanager Mid Cap Value...............................................   3,135,074  10,658,107
Multimanager Multi-Sector Bond...........................................  10,682,678  15,279,773
Multimanager Small Cap Growth............................................   4,110,680   2,233,581
Multimanager Small Cap Value.............................................   3,373,693   5,211,416
Multimanager Technology..................................................   5,484,105  14,893,732
Mutual Shares Securities Fund............................................   3,171,428   1,901,540
Natural Resources Portfoliio.............................................   7,377,910  12,525,603
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.   4,258,492   2,950,967
PIMCO Variable Insurance Trust Real Return Portfolio.....................  11,723,162  18,279,544
PIMCO Variable Insurance Trust Total Return Portfolio....................  23,910,558  24,526,794
T. Rowe Price Equity Income Portfolio -- II..............................   6,349,153   2,801,813

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

4. Purchases and Sales of Investments (Concluded)

                                                             PURCHASES     SALES
                                                            ----------- -----------
T. Rowe Price Health Sciences Portfolio - II............... $ 3,070,780 $ 1,893,715
Target 2015 Allocation.....................................     251,803     831,117
Target 2025 Allocation.....................................     578,868   1,198,777
Target 2035 Allocation.....................................     763,072     351,688
Target 2045 Allocation.....................................      65,638     246,342
Templeton Developing Markets Securities Fund...............   3,282,434   2,959,888
Templeton Global Bond Securities Fund......................  36,421,864  50,164,432
Templeton Growth Securities Fund...........................   3,478,786   1,140,647
Van Eck VIP Global Hard Assets Fund........................   4,161,948   4,193,309
Vanguard Variable Insurance Fund -- Equity Index Portfolio.   1,245,629     789,089

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Portfolio expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of the Portfolios. Investment managers either oversee the activities of the investment advisors with respect to the Portfolios and are responsible for retaining and discontinuing the services of those advisors or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.11% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. These fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

5. Expenses and Related Party Transactions (Concluded)

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013



6. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                               MORTALITY AND
                                                               EXPENSE RISKS      MORTALITY   ADMINISTRATIVE   TOTAL
                                                               -------------      ---------   --------------   -----

Accumulator Life..............................................     varies (b)(d)   varies(b)     varies (b)(f) varies

Incentive Life, Champion 2000.................................        0.60%(a)         --             --       0.60%

Incentive Life 2000, Incentive Life 1999, Incentive Life Plus.      0.60%(l)(o)        --             --       0.60%

Incentive Life '02............................................     varies (b)(g)       --             --       0.80%

Incentive Life '06............................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02...............................      0.90%(b)(m)        --             --       0.90%

Paramount Life................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series...........................      0.60%(b)(l)        --             --       0.60%

Incentive Life COLI...........................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04.......................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999..............................        0.60%(a)         --             --       0.60%

Survivorship 2000.............................................        0.90%(a)         --             --       0.90%

IL Legacy.....................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II..................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector..................................................        0.80%(a)         --             --       0.80%

SP-Flex.......................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer...................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II...................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy.........................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R).............................     0.35%(b)(k)(l)      --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)
  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.15% (0.50% maximum); however, 0.35% (0.50% maximum) of any account value allocated to MSO segments.
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)
  (o)Charged to daily net assets of the Account for all investment options except MSO. However, for any account value allocated to MSO segments, the M & E is charged to Contract owners Account.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Continued)


   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and expense risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and
   (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.15% (0.35% of any account value allocated to MSO segments) will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL 2000, IL Plus, IL Plus Original Series, IL 99, IL Optimizer, IL Optimizer II, IL Legacy II and Corporate Owned Incentive Life(R) policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between Variable Investment Options including guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

6. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums and
                                                                    upon exercise of a policy
                                                                    continuation benefit.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% of premiums

Monthly administrative charges          Monthly                     LOW - $8 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013


7. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                                         YEARS ENDED DECEMBER 31,
                                                                   -----------------------------------------------------------
                                                                    UNIT         UNITS          ACCUMULATION      INVESTMENT
                                                                    VALUE  OUTSTANDING (000S) UNIT VALUE (000S) INCOME RATIO**
                                                                   ------- ------------------ ----------------- --------------
ALL ASSET AGGRESSIVE-ALT 25
               Unit Value 0.00% to 0.90%*
2013           Lowest contract charge 0.00% Class B(f)             $108.48         --                   --             --
               Highest contract charge 0.90% Class B(f)            $107.85         --                   --             --
               All contract charges                                     --         10              $ 1,140           2.57%
ALL ASSET GROWTH-ALT 20
               Unit Value 0.00% to 0.90%*
2013           Lowest contract charge 0.00% Class B                $133.30         --                   --             --
               Highest contract charge 0.90% Class B               $128.92         --                   --             --
               All contract charges                                     --        112              $14,861           1.46%
2012           Lowest contract charge 0.00% Class B                $116.80         --                   --             --
               Highest contract charge 0.90% Class B               $113.99         --                   --             --
               All contract charges                                     --         94              $10,924           1.87%
2011           Lowest contract charge 0.00% Class B                $104.30         --                   --             --
               Highest contract charge 0.90% Class B               $102.72         --                   --             --
               All contract charges                                     --         54              $ 5,611           2.12%
2010           Lowest contract charge 0.00% Class B(d)             $108.07         --                   --             --
               Highest contract charge 0.90% Class B(d)            $107.40         --                   --             --
               All contract charges                                     --         15              $ 1,660           4.25%
ALL ASSET MODERATE GROWTH-ALT 15
               Unit Value 0.00% to 0.90%*
2013           Lowest contract charge 0.00% Class B(f)             $104.94         --                   --             --
               Highest contract charge 0.90% Class B(f)            $104.33         --                   --             --
               All contract charges                                     --          9              $   925           2.85%
AMERICAN CENTURY VP MID CAP VALUE FUND
               Unit Value 0.00% to 0.90%*
2013           Lowest contract charge 0.00% Class II               $159.77         --                   --             --
               Highest contract charge 0.90% Class II              $154.53         --                   --             --
               All contract charges                                     --        163              $22,584           1.08%
2012           Lowest contract charge 0.00% Class II               $123.00         --                   --             --
               Highest contract charge 0.90% Class II              $120.04         --                   --             --
               All contract charges                                     --        119              $13,517           1.79%
2011           Lowest contract charge 0.00% Class II               $105.82         --                   --             --
               Highest contract charge 0.90% Class II              $104.22         --                   --             --
               All contract charges                                     --        150              $15,606           1.26%
2010           Lowest contract charge 0.00% Class II(d)            $106.72         --                   --             --
               Highest contract charge 0.90% Class II(d)           $106.06         --                   --             --
               All contract charges                                     --        107              $11,195           2.28%
AMERICAN INSURANCE SERIES(R) GLOBAL SMALL CAPITALIZATION FUND/SM/
               Unit Value 0.00% to 0.90%*
2013           Lowest contract charge 0.00% Class 4(f)             $112.59         --                   --             --
               Highest contract charge 0.90% Class 4(f)            $111.94         --                   --             --
               All contract charges                                     --          8              $   869           0.17%
AMERICAN INSURANCE SERIES(R) NEW WORLD FUND(R)
               Unit Value 0.00% to 0.90%*
2013           Lowest contract charge 0.00% Class 4(f)             $106.91         --                   --             --
               Highest contract charge 0.90% Class 4(f)            $106.29         --                   --             --
               All contract charges                                     --         16              $   938           3.40%

                                                    --------
                                                      TOTAL
                                                    RETURN***
                                                    ---------

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B(f)                7.05%
Highest contract charge 0.90% Class B(f)               6.44%
All contract charges                                     --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B                  14.13%
Highest contract charge 0.90% Class B                 13.10%
All contract charges                                     --
Lowest contract charge 0.00% Class B                  11.98%
Highest contract charge 0.90% Class B                 10.97%
All contract charges                                     --
Lowest contract charge 0.00% Class B                  (3.49)%
Highest contract charge 0.90% Class B                 (4.36)%
All contract charges                                     --
Lowest contract charge 0.00% Class B(d)               17.91%
Highest contract charge 0.90% Class B(d)              17.27%
All contract charges                                     --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class B(f)                4.19%
Highest contract charge 0.90% Class B(f)               3.62%
All contract charges                                     --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class II                 29.89%
Highest contract charge 0.90% Class II                28.73%
All contract charges                                     --
Lowest contract charge 0.00% Class II                 16.24%
Highest contract charge 0.90% Class II                15.18%
All contract charges                                     --
Lowest contract charge 0.00% Class II                 (0.84)%
Highest contract charge 0.90% Class II                (1.73)%
All contract charges                                     --
Lowest contract charge 0.00% Class II(d)              18.21%
Highest contract charge 0.90% Class II(d)             17.57%
All contract charges                                     --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 4(f)               10.13%
Highest contract charge 0.90% Class 4(f)               9.53%
All contract charges                                     --

Unit Value 0.00% to 0.90%*
Lowest contract charge 0.00% Class 4(f)                5.36%
Highest contract charge 0.90% Class 4(f)               4.78%
All contract charges                                     --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A      $197.53         --                  --             --        26.44%
      Highest contract charge 0.90% Class A     $180.05         --                  --             --        25.30%
      All contract charges                           --        356             $64,839           2.51%          --
2012  Lowest contract charge 0.00% Class A      $156.23         --                  --             --        14.17%
      Highest contract charge 0.90% Class A     $143.70         --                  --             --        13.15%
      All contract charges                           --        405             $58,114           0.84%          --
2011  Lowest contract charge 0.00% Class A      $136.84         --                  --             --        (7.27)%
      Highest contract charge 0.90% Class A     $127.00         --                  --             --        (8.11)%
      All contract charges                           --        464             $59,678           1.38%          --
2010  Lowest contract charge 0.00% Class A      $147.57         --                  --             --        13.36%
      Highest contract charge 0.90% Class A     $138.21         --                  --             --        12.34%
      All contract charges                           --        517             $73,607           1.76%          --
2009  Lowest contract charge 0.00% Class A      $130.17         --                  --             --        27.60%
      Highest contract charge 0.90% Class A     $123.02         --                  --             --        26.45%
      All contract charges                           --        541             $68,292           1.23%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B      $193.51         --                  --             --        26.43%
      Highest contract charge 0.60% Class B     $181.94         --                  --             --        25.68%
      All contract charges                           --        413             $79,125           2.51%          --
2012  Lowest contract charge 0.00% Class B      $153.06         --                  --             --        14.17%
      Highest contract charge 0.60% Class B     $144.77         --                  --             --        13.48%
      All contract charges                           --        413             $62,581           0.84%          --
2011  Lowest contract charge 0.00% Class B      $134.06         --                  --             --        (7.50)%
      Highest contract charge 0.60% Class B     $127.57         --                  --             --        (8.05)%
      All contract charges                           --        414             $54,953           1.38%          --
2010  Lowest contract charge 0.00% Class B      $144.93         --                  --             --        13.08%
      Highest contract charge 0.90% Class B     $135.74         --                  --             --        12.06%
      All contract charges                           --        383             $55,053           1.76%          --
2009  Lowest contract charge 0.00% Class B      $128.17         --                  --             --        27.28%
      Highest contract charge 0.90% Class B     $121.13         --                  --             --        26.13%
      All contract charges                           --        342             $43,394           1.23%          --
AXA BALANCED STRATEGY
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B(c)   $134.82         --                  --             --        13.66%
      Highest contract charge 0.00% Class B     $134.82         --                  --             --        13.66%
      All contract charges                           --        119             $16,003           2.27%          --
2012  Lowest contract charge 0.00% Class B      $118.62         --                  --             --         8.54%
      Highest contract charge 0.00% Class B     $118.62         --                  --             --         8.54%
      All contract charges                           --         77             $ 9,132           0.93%          --
2011  Lowest contract charge 0.00% Class B      $109.29         --                  --             --        (2.39)%
      Highest contract charge 0.00% Class B     $109.29         --                  --             --        (2.39)%
      All contract charges                           --         44             $ 4,805           1.59%          --
2010  Lowest contract charge 0.00% Class B      $111.97         --                  --                       10.05%
      Highest contract charge 0.00% Class B     $111.97         --                  --             --        10.05%
      All contract charges                           --         15             $ 1,657           4.46%          --
2009  Lowest contract charge 0.00% Class B(c)   $101.74         --                  --             --         1.85%
      Highest contract charge 0.00% Class B(c)  $101.74         --                  --             --         1.85%
      All contract charges                           --         --             $     8           3.59%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A      $149.08         --                  --             --         4.33%
      Highest contract charge 0.90% Class A     $135.89         --                  --             --         3.39%
      All contract charges                           --        299             $27,385           0.93%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.00% Class A      $142.89         --                  --             --         4.58%
      Highest contract charge 0.90% Class A     $131.43         --                  --             --         3.64%
      All contract charges                           --        284             $28,647           0.83%          --
2011  Lowest contract charge 0.00% Class A      $136.63         --                  --             --         2.15%
      Highest contract charge 0.90% Class A     $126.81         --                  --             --         1.24%
      All contract charges                           --        252             $29,188           2.05%          --
2010  Lowest contract charge 0.00% Class A      $133.75         --                  --             --         7.54%
      Highest contract charge 0.90% Class A     $125.26         --                  --             --         6.57%
      All contract charges                           --        165             $20,469           2.30%          --
2009  Lowest contract charge 0.00% Class A      $124.37         --                  --             --        10.10%
      Highest contract charge 0.90% Class A     $117.54         --                  --             --         9.11%
      All contract charges                           --        235             $28,315           3.52%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B      $146.04         --                  --             --         4.34%
      Highest contract charge 0.60% Class B     $137.31         --                  --             --         3.72%
      All contract charges                           --         71             $10,126           0.93%          --
2012  Lowest contract charge 0.00% Class B      $139.97         --                  --             --         4.58%
      Highest contract charge 0.60% Class B     $132.39         --                  --             --         3.95%
      All contract charges                           --         76             $10,376           0.83%          --
2011  Lowest contract charge 0.00% Class B      $133.84         --                  --             --         1.90%
      Highest contract charge 0.60% Class B     $127.36         --                  --             --         1.29%
      All contract charges                           --         72             $ 9,457           2.05%          --
2010  Lowest contract charge 0.00% Class B      $131.35         --                  --             --         7.27%
      Highest contract charge 0.90% Class B     $123.01         --                  --             --         6.30%
      All contract charges                           --         68             $ 8,753           2.30%          --
2009  Lowest contract charge 0.00% Class B      $122.45         --                  --             --         9.83%
      Highest contract charge 0.90% Class B     $115.72         --                  --             --         8.84%
      All contract charges                           --         57             $ 6,849           3.52%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B      $129.42         --                  --             --        10.51%
      Highest contract charge 0.00% Class B     $129.42         --                  --             --        10.51%
      All contract charges                           --         32             $ 4,200           1.75%          --
2012  Lowest contract charge 0.00% Class B      $117.11         --                  --             --         7.20%
      Highest contract charge 0.00% Class B     $117.11         --                  --             --         7.20%
      All contract charges                           --         28             $ 3,305           1.28%          --
2011  Lowest contract charge 0.00% Class B      $109.24         --                  --             --        (1.39)%
      Highest contract charge 0.00% Class B     $109.24         --                  --             --        (1.39)%
      All contract charges                           --         10             $ 1,114           1.49%          --
2010  Lowest contract charge 0.00% Class B      $110.78         --                  --             --         9.15%
      Highest contract charge 0.00% Class B     $110.78         --                  --             --         9.15%
      All contract charges                           --          5             $   506           3.58%          --
2009  Lowest contract charge 0.00% Class B(c)   $101.49         --                  --             --         1.63%
      Highest contract charge 0.00% Class B(c)  $101.49         --                  --             --         1.63%
      All contract charges                           --         --             $     8           4.28%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B      $118.79         --                  --             --         4.38%
      Highest contract charge 0.00% Class B     $118.79         --                  --             --         4.38%
      All contract charges                           --         13             $ 1,509           1.16%          --
2012  Lowest contract charge 0.00% Class B      $113.81         --                  --             --         4.48%
      Highest contract charge 0.00% Class B     $113.81         --                  --             --         4.48%
      All contract charges                           --         10             $ 1,129           1.11%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE STRATEGY (CONTINUED)
2011  Lowest contract charge 0.00% Class B      $108.93         --                  --             --         0.72%
      Highest contract charge 0.00% Class B     $108.93         --                  --             --         0.72%
      All contract charges                           --          8             $   870           1.35%          --
2010  Lowest contract charge 0.00% Class B      $108.15         --                  --             --         7.28%
      Highest contract charge 0.00% Class B     $108.15         --                  --             --         7.28%
      All contract charges                           --          6             $   696           3.35%          --
2009  Lowest contract charge 0.00% Class B(c)   $100.81         --                  --             --         1.00%
      Highest contract charge 0.00% Class B(c)  $100.81         --                  --             --         1.00%
      All contract charges                           --         --             $     1           5.24%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A      $160.89         --                  --             --        10.24%
      Highest contract charge 0.90% Class A     $146.66         --                  --             --         9.25%
      All contract charges                           --        159             $20,835           1.36%          --
2012  Lowest contract charge 0.00% Class A      $145.95         --                  --             --         7.37%
      Highest contract charge 0.90% Class A     $134.24         --                  --             --         6.40%
      All contract charges                           --        164             $20,312           0.81%          --
2011  Lowest contract charge 0.00% Class A      $135.93         --                  --             --        (0.46)%
      Highest contract charge 0.90% Class A     $126.16         --                  --             --        (1.35)%
      All contract charges                           --        174             $20,541           1.64%          --
2010  Lowest contract charge 0.00% Class A      $136.56         --                  --             --         9.34%
      Highest contract charge 0.90% Class A     $127.89         --                  --             --         8.36%
      All contract charges                           --        206             $25,053           1.91%          --
2009  Lowest contract charge 0.00% Class A      $124.89         --                  --             --        14.70%
      Highest contract charge 0.90% Class A     $118.03         --                  --             --        13.67%
      All contract charges                           --        283             $33,330           3.39%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B      $157.62         --                  --             --        10.24%
      Highest contract charge 0.60% Class B     $148.19         --                  --             --         9.58%
      All contract charges                           --         95             $14,739           1.36%          --
2012  Lowest contract charge 0.00% Class B      $142.98         --                  --             --         7.37%
      Highest contract charge 0.60% Class B     $135.24         --                  --             --         6.73%
      All contract charges                           --        100             $13,996           0.81%          --
2011  Lowest contract charge 0.00% Class B      $133.16         --                  --             --        (0.71)%
      Highest contract charge 0.60% Class B     $126.71         --                  --             --        (1.31)%
      All contract charges                           --        101             $13,152           1.64%          --
2010  Lowest contract charge 0.00% Class B      $134.11         --                  --             --         9.07%
      Highest contract charge 0.90% Class B     $125.60         --                  --             --         8.09%
      All contract charges                           --         98             $12,914           1.91%          --
2009  Lowest contract charge 0.00% Class B      $122.96         --                  --             --        14.42%
      Highest contract charge 0.90% Class B     $116.20         --                  --             --        13.39%
      All contract charges                           --         91             $10,952           3.39%          --
AXA GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B      $146.14         --                  --             --        20.20%
      Highest contract charge 0.00% Class B     $146.14         --                  --             --        20.20%
      All contract charges                           --        157             $22,986           2.98%          --
2012  Lowest contract charge 0.00% Class B      $121.58         --                  --             --        11.21%
      Highest contract charge 0.00% Class B     $121.58         --                  --             --        11.21%
      All contract charges                           --        107             $12,965           0.91%          --
2011  Lowest contract charge 0.00% Class B      $109.32         --                  --             --        (4.41)%
      Highest contract charge 0.00% Class B     $109.32         --                  --             --        (4.41)%
      All contract charges                           --         68             $ 7,470           1.62%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
AXA GROWTH STRATEGY (CONTINUED)
2010  Lowest contract charge 0.00% Class B      $114.36          --                  --            --        11.69%
      Highest contract charge 0.00% Class B     $114.36          --                  --            --        11.69%
      All contract charges                           --          19          $    2,172          3.11%          --
2009  Lowest contract charge 0.00% Class B(c)   $102.40          --                  --            --         2.45%
      Highest contract charge 0.00% Class B(c)  $102.40          --                  --            --         2.45%
      All contract charges                           --           2          $      159          2.86%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A      $345.90          --                  --            --        13.11%
      Highest contract charge 0.90% Class A     $308.91          --                  --            --        12.09%
      All contract charges                           --       1,601          $  898,254          1.57%          --
2012  Lowest contract charge 0.00% Class A      $305.80          --                  --            --         8.80%
      Highest contract charge 0.90% Class A     $275.58          --                  --            --         7.82%
      All contract charges                           --       1,765          $  876,394          0.76%          --
2011  Lowest contract charge 0.00% Class A      $281.06          --                  --            --        (2.15)%
      Highest contract charge 0.90% Class A     $255.59          --                  --            --        (3.03)%
      All contract charges                           --       1,904          $  904,360          1.67%          --
2010  Lowest contract charge 0.00% Class A      $287.23          --                  --            --        10.18%
      Highest contract charge 0.90% Class A     $263.57          --                  --            --         9.19%
      All contract charges                           --       2,084          $1,030,819          2.31%          --
2009  Lowest contract charge 0.00% Class A      $260.68          --                  --            --        17.30%
      Highest contract charge 0.90% Class A     $241.38          --                  --            --        16.25%
      All contract charges                           --       2,251          $1,030,287          1.61%          --
AXA MODERATE ALLOCATION
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B      $170.31          --                  --            --        13.12%
      Highest contract charge 0.60% Class B     $159.28          --                  --            --        12.44%
      All contract charges                           --         942          $  155,415          1.57%          --
2012  Lowest contract charge 0.00% Class B      $150.56          --                  --            --         8.80%
      Highest contract charge 0.60% Class B     $141.66          --                  --            --         8.15%
      All contract charges                           --       1,012          $  147,964          0.76%          --
2011  Lowest contract charge 0.00% Class B      $138.38          --                  --            --        (2.40)%
      Highest contract charge 0.60% Class B     $130.99          --                  --            --        (2.98)%
      All contract charges                           --       1,046          $  140,565          1.67%          --
2010  Lowest contract charge 0.00% Class B      $  1.00          --                  --            --         1.00%
      Highest contract charge 0.90% Class B     $142.39          --                  --            --         8.92%
      All contract charges                           --       1,031          $  142,138          2.31%          --
2009  Lowest contract charge 0.00% Class B      $128.99          --                  --            --        17.01%
      Highest contract charge 0.90% Class B     $130.72          --                  --            --        15.96%
      All contract charges                           --         926          $  116,123          1.61%          --
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B      $140.39          --                  --            --        16.88%
      Highest contract charge 0.00% Class B     $140.39          --                  --            --        16.88%
      All contract charges                           --         385          $   54,106          2.52%          --
2012  Lowest contract charge 0.00% Class B      $120.11          --                  --            --         9.84%
      Highest contract charge 0.00% Class B     $120.11          --                  --            --         9.84%
      All contract charges                           --         283          $   34,045          0.85%          --
2011  Lowest contract charge 0.00% Class B      $109.35          --                  --            --        (3.33)%
      Highest contract charge 0.00% Class B     $109.35          --                  --            --        (3.33)%
      All contract charges                           --         183          $   19,984          1.43%          --
2010  Lowest contract charge 0.00% Class B      $113.12          --                  --            --        10.87%
      Highest contract charge 0.00% Class B     $113.12          --                  --            --        10.87%
      All contract charges                           --          89          $   10,098          1.88%          --
2009  Lowest contract charge 0.00% Class B(c)   $102.03          --                  --            --         2.11%
      Highest contract charge 0.00% Class B(c)  $102.03          --                  --            --         2.11%
      All contract charges                           --          37          $    3,816          1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A      $189.13          --                 --             --        19.79%
      Highest contract charge 0.90% Class A     $172.39          --                 --             --        18.71%
      All contract charges                           --       1,261           $212,695           2.15%          --
2012  Lowest contract charge 0.00% Class A      $157.89          --                 --             --        11.53%
      Highest contract charge 0.90% Class A     $145.22          --                 --             --        10.52%
      All contract charges                           --       1,354           $192,933           0.79%          --
2011  Lowest contract charge 0.00% Class A      $141.57          --                 --             --        (4.72)%
      Highest contract charge 0.90% Class A     $131.40          --                 --             --        (5.58)%
      All contract charges                           --       1,493           $196,420           1.54%          --
2010  Lowest contract charge 0.00% Class A      $148.58          --                 --             --        11.83%
      Highest contract charge 0.90% Class A     $139.16          --                 --             --        10.82%
      All contract charges                           --       1,603           $226,810           1.93%          --
2009  Lowest contract charge 0.00% Class A      $132.87          --                 --             --        22.27%
      Highest contract charge 0.90% Class A     $125.57          --                 --             --        21.16%
      All contract charges                           --       1,623           $208,381           1.64%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B      $185.27          --                 --             --        19.79%
      Highest contract charge 0.60% Class B     $174.19          --                 --             --        19.07%
      All contract charges                           --       1,251           $229,433           2.15%          --
2012  Lowest contract charge 0.00% Class B      $154.67          --                 --             --        11.53%
      Highest contract charge 0.60% Class B     $146.29          --                 --             --        10.85%
      All contract charges                           --       1,212           $185,279           0.79%          --
2011  Lowest contract charge 0.00% Class B      $138.68          --                 --             --        (4.96)%
      Highest contract charge 0.60% Class B     $131.97          --                 --             --        (5.53)%
      All contract charges                           --       1,246           $170,658           1.54%          --
2010  Lowest contract charge 0.00% Class B      $145.92          --                 --             --        11.55%
      Highest contract charge 0.90% Class B     $136.66          --                 --             --        10.55%
      All contract charges                           --       1,171           $168,831           1.93%          --
2009  Lowest contract charge 0.00% Class B      $130.81          --                 --             --        21.95%
      Highest contract charge 0.90% Class B     $123.62          --                 --             --        20.85%
      All contract charges                           --       1,000           $129,202           1.64%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B      $150.51          --                 --             --        31.69%
      Highest contract charge 0.90% Class B     $145.56          --                 --             --        30.49%
      All contract charges                           --          20           $  2,992           0.17%          --
2012  Lowest contract charge 0.00% Class B      $114.29          --                 --             --        16.46%
      Highest contract charge 0.90% Class B     $111.55          --                 --             --        15.42%
      All contract charges                           --          16           $  1,749           0.14%          --
2011  Lowest contract charge 0.00% Class B      $ 98.14          --                 --             --        (8.22)%
      Highest contract charge 0.90% Class B     $ 96.65          --                 --             --        (9.04)%
      All contract charges                           --          25           $  2,417           0.05%          --
2010  Lowest contract charge 0.00% Class B(d)   $106.93          --                 --             --        21.45%
      Highest contract charge 0.90% Class B(d)  $106.26          --                 --             --        20.79%
      All contract charges                           --           8           $    804             --           --
AXA TACTICAL MANAGER 500
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B      $150.49          --                 --             --        30.93%
      Highest contract charge 0.90% Class B     $145.55          --                 --             --        29.76%
      All contract charges                           --          19           $  2,783           0.47%          --
2012  Lowest contract charge 0.00% Class B      $114.94          --                 --             --        14.83%
      Highest contract charge 0.90% Class B     $112.17          --                 --             --        13.79%
      All contract charges                           --          16           $  1,833           0.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                  ------------------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                   VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                  ------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 500 (CONTINUED)
2011  Lowest contract charge 0.00% Class B        $100.10         --                  --             --        (3.75)%
      Highest contract charge 0.90% Class B       $ 98.58         --                  --             --        (4.62)%
      All contract charges                             --         12            $  1,249           0.57%
2010  Lowest contract charge 0.00% Class B(d)     $104.00         --                  --             --        17.17%
      Highest contract charge 0.90% Class B(d)    $103.35         --                  --             --        16.53%
      All contract charges                             --          6            $    618           0.47%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B        $150.04         --                  --             --        37.39%
      Highest contract charge 0.90% Class B       $145.12         --                  --             --        36.16%
      All contract charges                             --         14            $  2,132           0.12%          --
2012  Lowest contract charge 0.00% Class B        $109.21         --                  --             --        15.44%
      Highest contract charge 0.90% Class B       $106.58         --                  --             --        14.41%
      All contract charges                             --         12            $  1,303           0.33%          --
2011  Lowest contract charge 0.00% Class B        $ 94.60         --                  --             --       (10.55)%
      Highest contract charge 0.90% Class B       $ 93.16         --                  --             --       (11.36)%
      All contract charges                             --         10            $    904           0.47%          --
2010  Lowest contract charge 0.00% Class B(d)     $105.76         --                  --             --        21.27%
      Highest contract charge 0.90% Class B(d)    $105.10         --                  --             --        20.60%
      All contract charges                             --          6            $    594           0.08%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B        $124.51         --                  --             --        21.11%
      Highest contract charge 0.90% Class B       $120.42         --                  --             --        20.01%
      All contract charges                             --         13            $  1,617           0.00%          --
2012  Lowest contract charge 0.00% Class B        $102.81         --                  --             --        16.59%
      Highest contract charge 0.90% Class B       $100.34         --                  --             --        15.55%
      All contract charges                             --         17            $  1,836           0.64%          --
2011  Lowest contract charge 0.00% Class B        $ 88.18         --                  --             --       (16.05)%
      Highest contract charge 0.90% Class B       $ 86.84         --                  --             --       (16.80)%
      All contract charges                             --         17            $  1,507           2.58%          --
2010  Lowest contract charge 0.00% Class B(d)     $105.04         --                  --             --        22.34%
      Highest contract charge 0.90% Class B(d)    $104.38         --                  --             --        21.67%
      All contract charges                             --          5            $    524           1.32%          --
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class III      $129.41         --                  --             --        14.42%
      Highest contract charge 0.00% Class III     $129.41         --                  --             --        14.42%
      All contract charges                             --        149            $  7,005           1.07%          --
2012  Lowest contract charge 0.00% Class III      $113.10         --                  --             --         9.97%
      Highest contract charge 0.00% Class III     $113.10         --                  --             --         9.97%
      All contract charges                             --         93            $  6,025           1.27%          --
2011  Lowest contract charge 0.00% Class III      $102.85         --                  --             --        (3.64)%
      Highest contract charge 0.00% Class III     $102.85         --                  --             --        (3.64)%
      All contract charges                             --         94            $  6,986           4.38%          --
2010  Lowest contract charge 0.00% Class III(d)   $106.74         --                  --             --        15.08%
      Highest contract charge 0.00% Class III(d)  $106.74         --                  --             --        15.08%
      All contract charges                             --         17            $  1,392           5.09%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A        $397.78         --                  --             --        38.17%
      Highest contract charge 0.90% Class A       $342.12         --                  --             --        36.92%
      All contract charges                             --        438            $148,878           0.05%          --
2012  Lowest contract charge 0.00% Class A        $287.89         --                  --             --        15.59%
      Highest contract charge 0.90% Class A       $249.86         --                  --             --        14.55%
      All contract charges                             --        481            $123,156           0.21%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                   ------------------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                    VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                   ------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2011     Lowest contract charge 0.00% Class A      $249.07         --                  --             --        (0.40)%
         Highest contract charge 0.90% Class A     $218.13         --                  --             --        (1.29)%
         All contract charges                           --        584            $134,094             --           --
2010     Lowest contract charge 0.00% Class A      $250.06         --                  --             --        33.58%
         Highest contract charge 0.90% Class A     $220.99         --                  --             --        32.38%
         All contract charges                           --        629            $146,763           0.04%          --
2009     Lowest contract charge 0.00% Class A      $187.20         --                  --             --        36.02%
         Highest contract charge 0.90% Class A     $166.93         --                  --             --        34.79%
         All contract charges                           --        664            $117,397           0.13%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
         Unit Value 0.00% to 0.60%*
2013     Lowest contract charge 0.00% Class B      $326.52         --                  --             --        38.17%
         Highest contract charge 0.60% Class B     $266.65         --                  --             --        37.35%
         All contract charges                           --        249            $ 67,968           0.05%          --
2012     Lowest contract charge 0.00% Class B      $236.31         --                  --             --        15.59%
         Highest contract charge 0.60% Class B     $194.14         --                  --             --        14.89%
         All contract charges                           --        270            $ 53,496           0.21%          --
2011     Lowest contract charge 0.00% Class B      $204.44         --                  --             --        (0.65)%
         Highest contract charge 0.60% Class B     $168.98         --                  --             --        (1.24)%
         All contract charges                           --        294            $ 50,570             --           --
2010     Lowest contract charge 0.00% Class B      $205.77         --                  --             --        33.25%
         Highest contract charge 0.90% Class B     $164.79         --                  --             --        32.05%
         All contract charges                           --        320            $ 55,480           0.04%          --
2009     Lowest contract charge 0.00% Class B      $154.43         --                  --             --        35.68%
         Highest contract charge 0.90% Class B     $124.79         --                  --             --        34.46%
         All contract charges                           --        339            $ 44,293           0.13%          --
EQ/BLACKROCK BASIC VALUE EQUITY
         Unit Value 0.00% to 0.60%*
2013     Lowest contract charge 0.00% Class A      $298.36         --                  --             --        37.75%
         Highest contract charge 0.60% Class A     $280.54         --                  --             --        36.92%
         All contract charges                           --        210            $ 38,163           1.61%          --
2012     Lowest contract charge 0.00% Class A      $216.60         --                  --             --        13.64%
         Highest contract charge 0.60% Class A     $204.89         --                  --             --        12.95%
         All contract charges                           --        204            $ 29,351           1.45%          --
2011     Lowest contract charge 0.00% Class A      $190.61         --                  --             --        (2.86)%
         Highest contract charge 0.60% Class A     $181.40         --                  --             --        (3.44)%
         All contract charges                           --        203            $ 27,534           1.27%          --
2010     Lowest contract charge 0.00% Class A      $196.23         --                  --             --        12.56%
         Highest contract charge 0.60% Class A     $187.87         --                  --             --        11.89%
         All contract charges                           --        193            $ 28,298           1.38%          --
2009     Lowest contract charge 0.00% Class A      $174.33         --                  --             --        30.60%
         Highest contract charge 0.60% Class A     $167.91         --                  --             --        29.82%
         All contract charges                           --        137            $ 23,060           2.76%          --
EQ/BLACKROCK BASIC VALUE EQUITY
         Unit Value 0.00% to 0.90%*
2013     Lowest contract charge 0.00% Class B      $392.69         --                  --             --        37.73%
         Highest contract charge 0.90% Class B     $337.76         --                  --             --        36.49%
         All contract charges                           --        485            $172,038           1.61%          --
2012     Lowest contract charge 0.00% Class B      $285.11         --                  --             --        13.63%
         Highest contract charge 0.90% Class B     $247.46         --                  --             --        12.61%
         All contract charges                           --        514            $132,813           1.45%          --
2011     Lowest contract charge 0.00% Class B      $250.90         --                  --             --        (3.10)%
         Highest contract charge 0.90% Class B     $219.75         --                  --             --        (3.98)%
         All contract charges                           --        604            $138,637           1.27%          --
2010     Lowest contract charge 0.00% Class B      $258.94         --                  --             --        12.28%
         Highest contract charge 0.90% Class B     $228.85         --                  --             --        11.27%
         All contract charges                           --        676            $160,888           1.38%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2009  Lowest contract charge 0.00% Class B   $230.61         --                  --             --        30.28%
      Highest contract charge 0.90% Class B  $205.66         --                  --             --        29.11%
      All contract charges                        --        658            $139,175           2.76%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $134.19         --                  --             --        31.75%
      Highest contract charge 0.90% Class A  $126.30         --                  --             --        30.56%
      All contract charges                        --         45            $  5,916           1.94%          --
2012  Lowest contract charge 0.00% Class A   $101.85         --                  --             --        17.73%
      Highest contract charge 0.90% Class A  $ 96.74         --                  --             --        16.68%
      All contract charges                        --         56            $  5,501           2.23%          --
2011  Lowest contract charge 0.00% Class A   $ 86.51         --                  --             --        (0.15)%
      Highest contract charge 0.90% Class A  $ 82.91         --                  --             --        (1.05)%
      All contract charges                        --         50            $  4,192           2.15%          --
2010  Lowest contract charge 0.00% Class A   $ 86.64         --                  --             --        15.99%
      Highest contract charge 0.90% Class A  $ 83.79         --                  --             --        14.95%
      All contract charges                        --         51            $  4,358           2.54%          --
2009  Lowest contract charge 0.00% Class A   $ 74.69         --                  --             --        11.83%
      Highest contract charge 0.90% Class A  $ 72.89         --                  --             --        10.83%
      All contract charges                        --         57            $  4,166           2.64%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $184.90         --                  --             --        31.75%
      Highest contract charge 0.60% Class B  $127.38         --                  --             --        30.97%
      All contract charges                        --         82            $ 13,916           1.94%          --
2012  Lowest contract charge 0.00% Class B   $140.34         --                  --             --        17.73%
      Highest contract charge 0.60% Class B  $ 97.26         --                  --             --        17.03%
      All contract charges                        --         84            $ 11,002           2.23%          --
2011  Lowest contract charge 0.00% Class B   $119.20         --                  --             --        (0.39)%
      Highest contract charge 0.60% Class B  $ 83.11         --                  --             --        (0.99)%
      All contract charges                        --         70            $  7,794           2.15%          --
2010  Lowest contract charge 0.00% Class B   $119.67         --                  --             --        15.70%
      Highest contract charge 0.90% Class B  $ 83.01         --                  --             --        14.66%
      All contract charges                        --         63            $  7,040           2.54%          --
2009  Lowest contract charge 0.00% Class B   $103.43         --                  --             --        11.55%
      Highest contract charge 0.90% Class B  $ 72.39         --                  --             --        10.54%
      All contract charges                        --         61            $  5,880           2.64%          --
2008  Lowest contract charge 0.00% Class B   $ 92.72         --                  --             --       (32.30)%
      Highest contract charge 0.90% Class B  $ 65.49         --                  --             --       (32.91)%
      All contract charges                        --         58            $  4,949           3.06%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00%*
2013  Lowest contract charge 0.00% Class A   $226.84         --                  --             --        34.33%
      Highest contract charge 0.00% Class A  $226.84         --                  --             --        34.33%
      All contract charges                        --          1            $    164           0.78%          --
2012  Lowest contract charge 0.00% Class A   $168.87         --                  --             --        16.74%
      Highest contract charge 0.00% Class A  $168.87         --                  --             --        16.74%
      All contract charges                        --          1            $    102           1.03%          --
2011  Lowest contract charge 0.00% Class A   $144.65         --                  --             --         0.52%
      Highest contract charge 0.00% Class A  $144.65         --                  --             --         0.52%
      All contract charges                        --         --            $     61           0.42%          --
2010  Lowest contract charge 0.00% Class A   $143.90         --                  --             --        12.81%
      Highest contract charge 0.00% Class A  $143.90         --                  --             --        12.81%
      All contract charges                        --         --            $     50           0.05%          --
2009  Lowest contract charge 0.00% Class A   $127.56         --                  --             --        31.21%
      Highest contract charge 0.00% Class A  $127.56         --                  --             --        31.21%
      All contract charges                        --         --            $     41           0.30%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.00% to 0.80%*
2013  Lowest contract charge 0.00% Class B   $142.10          --                  --            --        34.33%
      Highest contract charge 0.80% Class B  $126.59          --                  --            --        33.25%
      All contract charges                        --           7          $    1,016          0.78%          --
2012  Lowest contract charge 0.00% Class B   $105.78          --                  --            --        16.73%
      Highest contract charge 0.80% Class B  $ 95.00          --                  --            --        15.81%
      All contract charges                        --           8          $      826          1.03%          --
2011  Lowest contract charge 0.00% Class B   $ 90.62          --                  --            --         0.28%
      Highest contract charge 0.90% Class B  $ 81.02          --                  --            --        (0.63)%
      All contract charges                        --           7          $      609          0.42%          --
2010  Lowest contract charge 0.00% Class B   $ 90.37          --                  --            --        12.52%
      Highest contract charge 0.90% Class B  $ 81.53          --                  --            --        11.51%
      All contract charges                        --           7          $      600          0.05%          --
2009  Lowest contract charge 0.00% Class B   $ 80.31          --                  --            --        30.89%
      Highest contract charge 0.90% Class B  $ 73.12          --                  --            --        29.71%
      All contract charges                        --           6          $      492          0.30%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $289.49          --                  --            --        31.79%
      Highest contract charge 0.60% Class A  $185.88          --                  --            --        31.00%
      All contract charges                        --          68          $   15,218          1.47%          --
2012  Lowest contract charge 0.00% Class A   $219.66          --                  --            --        17.41%
      Highest contract charge 0.60% Class A  $141.89          --                  --            --        16.70%
      All contract charges                        --          66          $   11,802          0.90%          --
2011  Lowest contract charge 0.00% Class A   $187.09          --                  --            --         4.26%
      Highest contract charge 0.60% Class A  $121.59          --                  --            --         3.64%
      All contract charges                        --          65          $   10,218          0.74%          --
2010  Lowest contract charge 0.00% Class A   $179.45          --                  --            --        16.09%
      Highest contract charge 0.60% Class A  $117.32          --                  --            --        15.39%
      All contract charges                        --          68          $   10,397          0.76%          --
2009  Lowest contract charge 0.00% Class A   $154.58          --                  --            --        31.78%
      Highest contract charge 0.60% Class A  $101.67          --                  --            --        30.99%
      All contract charges                        --          64          $    9,138          1.18%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $219.89          --                  --            --        31.77%
      Highest contract charge 0.90% Class B  $193.16          --                  --            --        30.58%
      All contract charges                        --         468          $   94,736          1.47%          --
2012  Lowest contract charge 0.00% Class B   $166.88          --                  --            --        17.41%
      Highest contract charge 0.90% Class B  $147.92          --                  --            --        16.34%
      All contract charges                        --         496          $   76,677          0.90%          --
2011  Lowest contract charge 0.00% Class B   $142.14          --                  --            --         4.00%
      Highest contract charge 0.90% Class B  $127.14          --                  --            --         3.07%
      All contract charges                        --         548          $   72,714          0.74%          --
2010  Lowest contract charge 0.00% Class B   $136.67          --                  --            --        15.80%
      Highest contract charge 0.90% Class B  $123.35          --                  --            --        14.76%
      All contract charges                        --         645          $   82,860          0.76%          --
2009  Lowest contract charge 0.00% Class B   $118.02          --                  --            --        31.46%
      Highest contract charge 0.90% Class B  $107.49          --                  --            --        30.28%
      All contract charges                        --         739          $   82,540          1.18%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $477.43          --                  --            --        32.47%
      Highest contract charge 0.90% Class A  $503.77          --                  --            --        31.28%
      All contract charges                        --       1,573          $1,403,125          1.29%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (CONTINUED)
2012  Lowest contract charge 0.00% Class A   $360.41          --                  --            --        15.60%
      Highest contract charge 0.90% Class A  $383.74          --                  --            --        14.55%
      All contract charges                        --       1,722          $1,173,665          1.55%          --
2011  Lowest contract charge 0.00% Class A   $311.78          --                  --            --         0.78%
      Highest contract charge 0.90% Class A  $334.99          --                  --            --        (0.13)%
      All contract charges                        --       1,883          $1,134,175          1.45%          --
2010  Lowest contract charge 0.00% Class A   $309.36          --                  --            --        16.16%
      Highest contract charge 0.90% Class A  $335.41          --                  --            --        15.11%
      All contract charges                        --       2,104          $1,268,082          1.50%          --
2009  Lowest contract charge 0.00% Class A   $266.33          --                  --            --        28.65%
      Highest contract charge 0.90% Class A  $291.37          --                  --            --        27.49%
      All contract charges                        --       2,319          $1,221,065          1.98%          --
EQ/COMMON STOCK INDEX
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $149.10          --                  --            --        32.47%
      Highest contract charge 0.60% Class B  $164.54          --                  --            --        31.67%
      All contract charges                        --       1,115          $  180,697          1.29%          --
2012  Lowest contract charge 0.00% Class B   $112.55          --                  --            --        15.59%
      Highest contract charge 0.60% Class B  $124.96          --                  --            --        14.90%
      All contract charges                        --       1,185          $  146,090          1.55%          --
2011  Lowest contract charge 0.00% Class B   $ 97.37          --                  --            --         0.54%
      Highest contract charge 0.60% Class B  $108.76          --                  --            --        (0.06)%
      All contract charges                        --       1,270          $  136,452          1.45%          --
2010  Lowest contract charge 0.00% Class B   $ 96.85          --                  --            --        15.87%
      Highest contract charge 0.90% Class B  $104.82          --                  --            --        14.83%
      All contract charges                        --       1,377          $  148,154          1.50%          --
2009  Lowest contract charge 0.00% Class B   $ 83.59          --                  --            --        28.32%
      Highest contract charge 0.90% Class B  $ 91.28          --                  --            --        27.17%
      All contract charges                        --       1,434          $  134,673          1.98%          --
EQ/CORE BOND INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $129.80          --                  --            --        (1.58)%
      Highest contract charge 0.90% Class A  $121.63          --                  --            --        (2.48)%
      All contract charges                        --         231          $   31,506          1.17%          --
2012  Lowest contract charge 0.00% Class A   $131.89          --                  --            --         3.16%
      Highest contract charge 0.90% Class A  $124.72          --                  --            --         2.23%
      All contract charges                        --         250          $   34,953          1.45%          --
2011  Lowest contract charge 0.00% Class A   $127.85          --                  --            --         5.06%
      Highest contract charge 0.90% Class A  $122.00          --                  --            --         4.12%
      All contract charges                        --         260          $   35,436          2.03%          --
2010  Lowest contract charge 0.00% Class A   $121.69          --                  --            --         6.04%
      Highest contract charge 0.90% Class A  $117.17          --                  --            --         5.09%
      All contract charges                        --         281          $   36,552          2.41%          --
2009  Lowest contract charge 0.00% Class A   $114.76          --                  --            --         2.93%
      Highest contract charge 0.90% Class A  $111.50          --                  --            --         1.85%
      All contract charges                        --         277          $   34,011          2.63%          --
EQ/CORE BOND INDEX
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $134.86          --                  --            --        (1.59)%
      Highest contract charge 0.60% Class B  $153.83          --                  --            --        (2.18)%
      All contract charges                        --         150          $   21,831          1.17%          --
2012  Lowest contract charge 0.00% Class B   $137.04          --                  --            --         3.16%
      Highest contract charge 0.60% Class B  $157.26          --                  --            --         2.54%
      All contract charges                        --         135          $   20,043          1.45%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/CORE BOND INDEX (CONTINUED)
2011  Lowest contract charge 0.00% Class B   $132.84          --                 --             --         4.80%
      Highest contract charge 0.60% Class B  $153.36          --                 --             --         4.17%
      All contract charges                        --         129           $ 18,727           2.03%          --
2010  Lowest contract charge 0.00% Class B   $126.76          --                 --             --         5.78%
      Highest contract charge 0.90% Class B  $141.79          --                 --             --         4.83%
      All contract charges                        --         134           $ 18,791           2.41%          --
2009  Lowest contract charge 0.00% Class B   $119.83          --                 --             --         2.69%
      Highest contract charge 0.90% Class B  $135.26          --                 --             --         1.76%
      All contract charges                        --         148           $ 19,669           2.63%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $533.69          --                 --             --        31.51%
      Highest contract charge 0.90% Class A  $450.76          --                 --             --        30.33%
      All contract charges                        --       1,173           $536,839           1.48%          --
2012  Lowest contract charge 0.00% Class A   $405.81          --                 --             --        15.23%
      Highest contract charge 0.90% Class A  $345.86          --                 --             --        14.19%
      All contract charges                        --       1,232           $439,198           1.70%          --
2011  Lowest contract charge 0.00% Class A   $352.17          --                 --             --         1.77%
      Highest contract charge 0.90% Class A  $302.87          --                 --             --         0.85%
      All contract charges                        --       1,247           $396,873           1.66%          --
2010  Lowest contract charge 0.00% Class A   $346.06          --                 --             --        14.67%
      Highest contract charge 0.90% Class A  $300.32          --                 --             --        13.63%
      All contract charges                        --       1,432           $460,626           1.63%          --
2009  Lowest contract charge 0.00% Class A   $301.80          --                 --             --        26.18%
      Highest contract charge 0.90% Class A  $264.28          --                 --             --        25.04%
      All contract charges                        --       1,537           $434,234           2.17%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $161.55          --                 --             --        31.51%
      Highest contract charge 0.60% Class B  $152.87          --                 --             --        30.73%
      All contract charges                        --       1,016           $158,969           1.48%          --
2012  Lowest contract charge 0.00% Class B   $122.84          --                 --             --        15.23%
      Highest contract charge 0.60% Class B  $116.94          --                 --             --        14.53%
      All contract charges                        --         977           $116,149           1.70%          --
2011  Lowest contract charge 0.00% Class B   $106.60          --                 --             --         1.51%
      Highest contract charge 0.60% Class B  $102.10          --                 --             --         0.91%
      All contract charges                        --         977           $100,915           1.66%          --
2010  Lowest contract charge 0.00% Class B   $105.01          --                 --             --        14.38%
      Highest contract charge 0.90% Class B  $112.13          --                 --             --        13.35%
      All contract charges                        --       1,034           $105,553           1.63%          --
2009  Lowest contract charge 0.00% Class B   $ 91.81          --                 --             --        25.87%
      Highest contract charge 0.90% Class B  $ 98.92          --                 --             --        24.73%
      All contract charges                        --       1,049           $ 93,840           2.17%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $246.78          --                 --             --        32.52%
      Highest contract charge 0.60% Class A  $232.04          --                 --             --        31.73%
      All contract charges                        --         143           $ 35,000           0.48%          --
2012  Lowest contract charge 0.00% Class A   $186.22          --                 --             --        14.25%
      Highest contract charge 0.60% Class A  $176.15          --                 --             --        13.56%
      All contract charges                        --         156           $ 28,628           0.60%          --
2011  Lowest contract charge 0.00% Class A   $163.00          --                 --             --        (5.92)%
      Highest contract charge 0.60% Class A  $155.12          --                 --             --        (6.48)%
      All contract charges                        --         174           $ 28,035           0.31%          --
2010  Lowest contract charge 0.00% Class A   $173.25          --                 --             --        15.43%
      Highest contract charge 0.60% Class A  $165.86          --                 --             --        14.74%
      All contract charges                        --         204           $ 35,000           0.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2009  Lowest contract charge 0.00% Class A   $150.08         --                  --             --        27.85%
      Highest contract charge 0.60% Class A  $144.56         --                  --             --        27.08%
      All contract charges                        --        227             $33,783           0.92%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $234.82         --                  --             --        32.54%
      Highest contract charge 0.90% Class B  $210.22         --                  --             --        31.35%
      All contract charges                        --        351             $77,957           0.48%          --
2012  Lowest contract charge 0.00% Class B   $177.17         --                  --             --        14.24%
      Highest contract charge 0.90% Class B  $160.04         --                  --             --        13.21%
      All contract charges                        --        390             $65,609           0.60%          --
2011  Lowest contract charge 0.00% Class B   $155.08         --                  --             --        (6.19)%
      Highest contract charge 0.90% Class B  $141.36         --                  --             --        (7.04)%
      All contract charges                        --        469             $69,267           0.31%          --
2010  Lowest contract charge 0.00% Class B   $165.32         --                  --             --        15.26%
      Highest contract charge 0.90% Class B  $152.06         --                  --             --        14.22%
      All contract charges                        --        570             $90,086           0.35%          --
2009  Lowest contract charge 0.00% Class B   $143.43         --                  --             --        27.81%
      Highest contract charge 0.90% Class B  $133.13         --                  --             --        26.66%
      All contract charges                        --        686             $94,638           0.92%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class A   $125.03         --                  --             --        10.98%
      Highest contract charge 0.00% Class A  $125.03         --                  --             --        10.98%
      All contract charges                        --         16             $   849           0.42%          --
2012  Lowest contract charge 0.00% Class A   $112.66         --                  --             --         5.25%
      Highest contract charge 0.00% Class A  $112.66         --                  --             --         5.25%
      All contract charges                        --          9             $   561           0.00%          --
2011  Lowest contract charge 0.00% Class A   $107.04         --                  --             --         1.60%
      Highest contract charge 0.00% Class A  $107.04         --                  --             --         1.60%
      All contract charges                        --          9             $   922           0.22%          --
2010  Lowest contract charge 0.00% Class A   $105.35         --                  --             --         9.46%
      Highest contract charge 0.00% Class A  $105.35         --                  --             --         9.46%
      All contract charges                        --          2             $   222             --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $160.43         --                  --             --        10.98%
      Highest contract charge 0.90% Class B  $121.06         --                  --             --         9.99%
      All contract charges                        --         86             $11,645           0.42%          --
2012  Lowest contract charge 0.00% Class B   $144.55         --                  --             --         5.25%
      Highest contract charge 0.90% Class B  $110.07         --                  --             --         4.29%
      All contract charges                        --         96             $11,453           0.00%          --
2011  Lowest contract charge 0.00% Class B   $137.34         --                  --             --         1.35%
      Highest contract charge 0.90% Class B  $105.54         --                  --             --         0.44%
      All contract charges                        --        101             $11,469           0.22%          --
2010  Lowest contract charge 0.00% Class B   $135.51         --                  --             --         9.62%
      Highest contract charge 0.90% Class B  $105.08         --                  --             --         8.64%
      All contract charges                        --         86             $ 9,576             --           --
2009  Lowest contract charge 0.00% Class B   $123.62         --                  --             --        16.63%
      Highest contract charge 0.90% Class B  $ 96.72         --                  --             --        15.57%
      All contract charges                        --         64             $ 6,599             --           --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class A   $180.09         --                  --             --        39.12%
      Highest contract charge 0.00% Class A  $180.09         --                  --             --        39.12%
      All contract charges                        --         63             $ 3,445           0.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                  VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                 ------- ----------------- ----------------- -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
2012  Lowest contract charge 0.00% Class A       $129.45         --                  --             --        17.84%
      Highest contract charge 0.00% Class A      $129.45         --                  --             --        17.84%
      All contract charges                            --         32            $  1,742           1.26%          --
2011  Lowest contract charge 0.00% Class A       $109.85         --                  --             --        (3.25)%
      Highest contract charge 0.00% Class A      $109.85         --                  --             --        (3.25)%
      All contract charges                            --         46            $  3,385           0.08%          --
2010  Lowest contract charge 0.00% Class A (d)   $113.54         --                  --             --        28.64%
      Highest contract charge 0.00% Class A (d)  $113.54         --                  --             --        28.64%
      All contract charges                            --         20            $  1,661           0.43%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B       $316.74         --                  --             --        39.11%
      Highest contract charge 0.90% Class B      $194.73         --                  --             --        37.86%
      All contract charges                            --        613            $150,594           0.28%          --
2012  Lowest contract charge 0.00% Class B       $227.69         --                  --             --        17.85%
      Highest contract charge 0.90% Class B      $141.25         --                  --             --        16.78%
      All contract charges                            --        586            $103,111           1.26%          --
2011  Lowest contract charge 0.00% Class B       $193.20         --                  --             --        (3.49)%
      Highest contract charge 0.90% Class B      $120.95         --                  --             --        (4.36)%
      All contract charges                            --        589            $ 86,433           0.08%          --
2010  Lowest contract charge 0.00% Class B       $200.19         --                  --             --        32.64%
      Highest contract charge 0.90% Class B      $126.46         --                  --             --        31.45%
      All contract charges                            --        629            $ 93,432           0.43%          --
2009  Lowest contract charge 0.00% Class B       $150.93         --                  --             --        41.45%
      Highest contract charge 0.90% Class B      $ 96.20         --                  --             --        40.18%
      All contract charges                            --        446            $ 51,042           0.49%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A       $141.37         --                  --             --        (2.56)%
      Highest contract charge 0.90% Class A      $124.61         --                  --             --        (3.44)%
      All contract charges                            --        103            $ 12,060           0.01%          --
2012  Lowest contract charge 0.00% Class A       $145.08         --                  --             --         3.76%
      Highest contract charge 0.90% Class A      $129.05         --                  --             --         2.83%
      All contract charges                            --        114            $ 14,379           1.45%          --
2011  Lowest contract charge 0.00% Class A       $139.82         --                  --             --         4.63%
      Highest contract charge 0.90% Class A      $125.50         --                  --             --         3.69%
      All contract charges                            --        117            $ 15,161           2.50%          --
2010  Lowest contract charge 0.00% Class A       $133.63         --                  --             --         6.55%
      Highest contract charge 0.90% Class A      $121.03         --                  --             --         5.59%
      All contract charges                            --        191            $ 24,582           2.75%          --
2009  Lowest contract charge 0.00% Class A       $125.42         --                  --             --         2.29%
      Highest contract charge 0.90% Class A      $114.62         --                  --             --         1.36%
      All contract charges                            --        201            $ 24,221           0.80%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B       $134.72         --                  --             --        (2.51)%
      Highest contract charge 0.60% Class B      $125.66         --                  --             --        (3.10)%
      All contract charges                            --         68            $  8,897           0.01%          --
2012  Lowest contract charge 0.00% Class B       $138.19         --                  --             --         3.72%
      Highest contract charge 0.60% Class B      $129.68         --                  --             --         3.10%
      All contract charges                            --         65            $  8,798           1.45%          --
2011  Lowest contract charge 0.00% Class B       $133.23         --                  --             --         4.40%
      Highest contract charge 0.60% Class B      $125.78         --                  --             --         3.77%
      All contract charges                            --         65            $  8,465           2.50%          --
2010  Lowest contract charge 0.00% Class B       $127.62         --                  --             --         6.31%
      Highest contract charge 0.90% Class B      $119.86         --                  --             --         5.35%
      All contract charges                            --         70            $  8,651           2.75%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2009  Lowest contract charge 0.00% Class B   $120.05          --                 --             --         1.96%
      Highest contract charge 0.90% Class B  $113.78          --                 --             --         1.05%
      All contract charges                        --          68           $  7,911           0.80%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.00%*
2013  Lowest contract charge 0.00% Class A   $499.38          --                 --             --        20.36%
      Highest contract charge 0.00% Class A  $499.38          --                 --             --        20.36%
      All contract charges                        --         133           $ 34,325           0.82%          --
2012  Lowest contract charge 0.00% Class A   $414.92          --                 --             --        16.98%
      Highest contract charge 0.00% Class A  $414.92          --                 --             --        16.98%
      All contract charges                        --         103           $ 30,208           1.35%          --
2011  Lowest contract charge 0.00% Class A   $354.68          --                 --             --       (12.06)%
      Highest contract charge 0.00% Class A  $354.68          --                 --             --       (12.06)%
      All contract charges                        --         111           $ 31,042           1.72%          --
2010  Lowest contract charge 0.00% Class A   $403.34          --                 --             --        11.68%
      Highest contract charge 0.00% Class A  $403.34          --                 --             --        11.68%
      All contract charges                        --         107           $ 36,616           1.07%          --
2009  Lowest contract charge 0.00% Class A   $361.16          --                 --             --        50.32%
      Highest contract charge 0.00% Class A  $361.16          --                 --             --        50.32%
      All contract charges                        --         102           $ 34,388           1.35%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $267.75          --                 --             --        20.36%
      Highest contract charge 0.90% Class B  $230.92          --                 --             --        19.28%
      All contract charges                        --         523           $131,082           0.82%          --
2012  Lowest contract charge 0.00% Class B   $222.46          --                 --             --        16.99%
      Highest contract charge 0.90% Class B  $193.60          --                 --             --        15.93%
      All contract charges                        --         586           $122,383           1.35%          --
2011  Lowest contract charge 0.00% Class B   $190.16          --                 --             --       (12.32)%
      Highest contract charge 0.90% Class B  $167.00          --                 --             --       (13.10)%
      All contract charges                        --         746           $134,145           1.72%          --
2010  Lowest contract charge 0.00% Class B   $216.87          --                 --             --        11.45%
      Highest contract charge 0.90% Class B  $192.18          --                 --             --        10.45%
      All contract charges                        --         912           $188,318           1.07%          --
2009  Lowest contract charge 0.00% Class B   $194.58          --                 --             --        50.06%
      Highest contract charge 0.90% Class B  $174.00          --                 --             --        48.72%
      All contract charges                        --       1,092           $202,525           1.35%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $229.37          --                 --             --        (1.64)%
      Highest contract charge 0.90% Class A  $201.69          --                 --             --        (2.53)%
      All contract charges                        --         320           $ 68,033           0.21%          --
2012  Lowest contract charge 0.00% Class A   $233.19          --                 --             --         0.97%
      Highest contract charge 0.90% Class A  $206.92          --                 --             --         0.06%
      All contract charges                        --         338           $ 72,995           0.24%          --
2011  Lowest contract charge 0.00% Class A   $230.94          --                 --             --         5.56%
      Highest contract charge 0.90% Class A  $206.79          --                 --             --         4.61%
      All contract charges                        --         338           $ 77,711           0.57%          --
2010  Lowest contract charge 0.00% Class A   $218.78          --                 --             --         4.48%
      Highest contract charge 0.90% Class A  $197.67          --                 --             --         3.54%
      All contract charges                        --         354           $ 79,719           1.28%          --
2009  Lowest contract charge 0.00% Class A   $209.40          --                 --             --        (2.03)%
      Highest contract charge 0.90% Class A  $190.91          --                 --             --        (2.91)%
      All contract charges                        --         410           $ 89,577           1.14%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $164.70          --                 --             --        (1.64)%
      Highest contract charge 0.60% Class B  $150.78          --                 --             --        (2.24)%
      All contract charges                        --         136           $ 20,907           0.21%          --
2012  Lowest contract charge 0.00% Class B   $167.45          --                 --             --         0.98%
      Highest contract charge 0.60% Class B  $154.23          --                 --             --         0.37%
      All contract charges                        --         141           $ 21,902           0.24%          --
2011  Lowest contract charge 0.00% Class B   $165.83          --                 --             --         5.30%
      Highest contract charge 0.60% Class B  $153.66          --                 --             --         4.67%
      All contract charges                        --         147           $ 22,715           0.57%          --
2010  Lowest contract charge 0.00% Class B   $157.49          --                 --             --         4.22%
      Highest contract charge 0.90% Class B  $144.85          --                 --             --         3.28%
      All contract charges                        --         169           $ 24,989           1.28%          --
2009  Lowest contract charge 0.00% Class B   $151.12          --                 --             --        (2.27)%
      Highest contract charge 0.90% Class B  $140.25          --                 --             --        (3.15)%
      All contract charges                        --         170           $ 24,147           1.14%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $245.13          --                 --             --        17.51%
      Highest contract charge 0.60% Class A  $179.31          --                 --             --        16.80%
      All contract charges                        --          26           $  6,022           0.84%          --
2012  Lowest contract charge 0.00% Class A   $208.61          --                 --             --        16.31%
      Highest contract charge 0.60% Class A  $153.52          --                 --             --        15.61%
      All contract charges                        --          29           $  6,031           1.49%          --
2011  Lowest contract charge 0.00% Class A   $179.36          --                 --             --       (16.72)%
      Highest contract charge 0.60% Class A  $132.79          --                 --             --       (17.22)%
      All contract charges                        --          30           $  5,139           2.81%          --
2010  Lowest contract charge 0.00% Class A   $215.36          --                 --             --         9.48%
      Highest contract charge 0.60% Class A  $160.41          --                 --             --         8.83%
      All contract charges                        --          30           $  6,193           1.85%          --
2009  Lowest contract charge 0.00% Class A   $196.72          --                 --             --        35.64%
      Highest contract charge 0.60% Class A  $147.40          --                 --             --        34.82%
      All contract charges                        --          21           $  3,994           3.66%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $158.86          --                 --             --        17.52%
      Highest contract charge 0.90% Class B  $139.10          --                 --             --        16.46%
      All contract charges                        --         169           $ 25,657           0.84%          --
2012  Lowest contract charge 0.00% Class B   $135.18          --                 --             --        16.31%
      Highest contract charge 0.90% Class B  $119.44          --                 --             --        15.27%
      All contract charges                        --         186           $ 23,955           1.49%          --
2011  Lowest contract charge 0.00% Class B   $116.22          --                 --             --       (16.93)%
      Highest contract charge 0.90% Class B  $103.62          --                 --             --       (17.68)%
      All contract charges                        --         196           $ 21,687           2.81%          --
2010  Lowest contract charge 0.00% Class B   $139.91          --                 --             --         9.22%
      Highest contract charge 0.90% Class B  $125.87          --                 --             --         8.24%
      All contract charges                        --         200           $ 26,624           1.85%          --
2009  Lowest contract charge 0.00% Class B   $128.10          --                 --             --        35.34%
      Highest contract charge 0.90% Class B  $116.29          --                 --             --        34.12%
      All contract charges                        --         197           $ 23,921           3.66%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $204.93          --                 --             --        21.47%
      Highest contract charge 0.90% Class A  $172.97          --                 --             --        20.38%
      All contract charges                        --       1,613           $295,783           2.22%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2012  Lowest contract charge 0.00% Class A   $168.71          --                 --             --        16.27%
      Highest contract charge 0.90% Class A  $143.69          --                 --             --        15.22%
      All contract charges                        --       1,765           $269,148           2.95%          --
2011  Lowest contract charge 0.00% Class A   $145.10          --                 --             --       (11.98)%
      Highest contract charge 0.90% Class A  $124.71          --                 --             --       (12.77)%
      All contract charges                        --       2,078           $275,646           2.92%          --
2010  Lowest contract charge 0.00% Class A   $164.85          --                 --             --         5.48%
      Highest contract charge 0.90% Class A  $142.97          --                 --             --         4.53%
      All contract charges                        --       2,357           $357,450           2.44%          --
2009  Lowest contract charge 0.00% Class A   $156.28          --                 --             --        27.41%
      Highest contract charge 0.90% Class A  $136.77          --                 --             --        26.27%
      All contract charges                        --       2,669           $385,918           2.64%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $139.91          --                 --             --        21.47%
      Highest contract charge 0.90% Class B  $127.34          --                 --             --        20.38%
      All contract charges                        --         414           $ 56,742           2.22%          --
2012  Lowest contract charge 0.00% Class B   $115.18          --                 --             --        16.27%
      Highest contract charge 0.90% Class B  $105.78          --                 --             --        15.22%
      All contract charges                        --         424           $ 47,958           2.95%          --
2011  Lowest contract charge 0.00% Class B   $ 99.06          --                 --             --       (12.20)%
      Highest contract charge 0.90% Class B  $ 91.81          --                 --             --       (12.98)%
      All contract charges                        --         446           $ 43,556           2.92%          --
2010  Lowest contract charge 0.00% Class B   $112.82          --                 --             --         5.21%
      Highest contract charge 0.90% Class B  $105.51          --                 --             --         4.27%
      All contract charges                        --         482           $ 53,934           2.44%          --
2009  Lowest contract charge 0.00% Class B   $107.23          --                 --             --        27.09%
      Highest contract charge 0.90% Class B  $101.19          --                 --             --        25.96%
      All contract charges                        --         524           $ 55,911           2.64%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $239.20          --                 --             --        19.32%
      Highest contract charge 0.60% Class A  $172.91          --                 --             --        18.61%
      All contract charges                        --         115           $ 20,425           1.14%          --
2012  Lowest contract charge 0.00% Class A   $200.47          --                 --             --        17.47%
      Highest contract charge 0.60% Class A  $145.78          --                 --             --        16.76%
      All contract charges                        --         118           $ 18,610           1.80%          --
2011  Lowest contract charge 0.00% Class A   $170.66          --                 --             --       (15.92)%
      Highest contract charge 0.60% Class A  $124.85          --                 --             --       (16.43)%
      All contract charges                        --         116           $ 17,306           1.92%          --
2010  Lowest contract charge 0.00% Class A   $202.98          --                 --             --         6.34%
      Highest contract charge 0.60% Class A  $149.39          --                 --             --         5.70%
      All contract charges                        --         115           $ 21,697           0.77%          --
2009  Lowest contract charge 0.00% Class A   $190.88          --                 --             --        30.59%
      Highest contract charge 0.60% Class A  $141.34          --                 --             --        29.80%
      All contract charges                        --         116           $ 21,409           2.15%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $174.86          --                 --             --        19.33%
      Highest contract charge 0.90% Class B  $168.54          --                 --             --        18.26%
      All contract charges                        --         455           $ 79,896           1.14%          --
2012  Lowest contract charge 0.00% Class B   $146.54          --                 --             --        17.47%
      Highest contract charge 0.90% Class B  $142.52          --                 --             --        16.41%
      All contract charges                        --         488           $ 72,013           1.80%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL VALUE PLUS (CONTINUED)
2011  Lowest contract charge 0.00% Class B   $124.75         --                  --             --       (16.16)%
      Highest contract charge 0.90% Class B  $122.43         --                  --             --       (16.92)%
      All contract charges                        --        591            $ 74,631           1.92%          --
2010  Lowest contract charge 0.00% Class B   $148.80         --                  --             --         6.07%
      Highest contract charge 0.90% Class B  $147.37         --                  --             --         5.12%
      All contract charges                        --        707            $107,054           0.77%          --
2009  Lowest contract charge 0.00% Class B   $140.29         --                  --             --        30.25%
      Highest contract charge 0.90% Class B  $140.20         --                  --             --        29.08%
      All contract charges                        --        806            $115,534           2.15%          --
EQ/INVESCO COMSTOCK
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $136.57         --                  --             --        35.08%
      Highest contract charge 0.90% Class A  $128.54         --                  --             --        33.87%
      All contract charges                        --         37            $  4,854           4.83%          --
2012  Lowest contract charge 0.00% Class A   $101.10         --                  --             --        18.43%
      Highest contract charge 0.90% Class A  $ 96.02         --                  --             --        17.36%
      All contract charges                        --         28            $  2,765           1.26%          --
2011  Lowest contract charge 0.00% Class A   $ 85.37         --                  --             --        (1.74)%
      Highest contract charge 0.90% Class A  $ 81.82         --                  --             --        (2.62)%
      All contract charges                        --         30            $  2,522           1.50%          --
2010  Lowest contract charge 0.00% Class A   $ 86.88         --                  --             --        15.50%
      Highest contract charge 0.90% Class A  $ 84.02         --                  --             --        14.46%
      All contract charges                        --         19            $  1,627           1.50%          --
2009  Lowest contract charge 0.00% Class A   $ 75.22         --                  --             --        28.74%
      Highest contract charge 0.90% Class A  $ 73.41         --                  --             --        27.58%
      All contract charges                        --         17            $  1,278           1.72%          --
EQ/INVESCO COMSTOCK
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $173.86         --                  --             --        35.04%
      Highest contract charge 0.60% Class B  $129.58         --                  --             --        34.22%
      All contract charges                        --         34            $  5,480           4.83%          --
2012  Lowest contract charge 0.00% Class B   $128.75         --                  --             --        18.42%
      Highest contract charge 0.60% Class B  $ 96.54         --                  --             --        17.72%
      All contract charges                        --         26            $  3,084           1.26%          --
2011  Lowest contract charge 0.00% Class B   $108.72         --                  --             --        (1.99)%
      Highest contract charge 0.60% Class B  $ 82.01         --                  --             --        (2.58)%
      All contract charges                        --         28            $  2,896           1.50%          --
2010  Lowest contract charge 0.00% Class B   $110.93         --                  --             --        15.21%
      Highest contract charge 0.90% Class B  $ 83.24         --                  --             --        14.18%
      All contract charges                        --         24            $  2,573           1.50%          --
2009  Lowest contract charge 0.00% Class B   $ 96.28         --                  --             --        28.41%
      Highest contract charge 0.90% Class B  $ 72.90         --                  --             --        27.26%
      All contract charges                        --         14            $  1,258           1.72%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class A   $259.04         --                  --             --        35.80%
      Highest contract charge 0.00% Class A  $259.04         --                  --             --        35.80%
      All contract charges                        --         14            $  1,248           2.02%          --
2012  Lowest contract charge 0.00% Class A   $190.75         --                  --             --        16.06%
      Highest contract charge 0.00% Class A  $190.75         --                  --             --        16.06%
      All contract charges                        --         11            $  1,238           0.94%          --
2011  Lowest contract charge 0.00% Class A   $164.36         --                  --             --        (4.99)%
      Highest contract charge 0.00% Class A  $164.36         --                  --             --        (4.99)%
      All contract charges                        --         11            $  1,436           1.04%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2010  Lowest contract charge 0.00% Class A   $173.00         --                  --             --        12.61%
      Highest contract charge 0.00% Class A  $173.00         --                  --             --        12.61%
      All contract charges                        --         12             $ 1,834           1.26%          --
2009  Lowest contract charge 0.00% Class A   $153.64         --                  --             --        32.64%
      Highest contract charge 0.00% Class A  $153.64         --                  --             --        32.64%
      All contract charges                        --          7             $   941           1.53%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $241.95         --                  --             --        35.78%
      Highest contract charge 0.90% Class B  $208.11         --                  --             --        34.57%
      All contract charges                        --        127             $27,606           2.02%          --
2012  Lowest contract charge 0.00% Class B   $178.19         --                  --             --        16.05%
      Highest contract charge 0.90% Class B  $154.65         --                  --             --        15.00%
      All contract charges                        --        131             $21,061           0.94%          --
2011  Lowest contract charge 0.00% Class B   $153.55         --                  --             --        (5.23)%
      Highest contract charge 0.90% Class B  $134.48         --                  --             --        (6.08)%
      All contract charges                        --        150             $20,928           1.04%          --
2010  Lowest contract charge 0.00% Class B   $162.02         --                  --             --        12.32%
      Highest contract charge 0.90% Class B  $143.18         --                  --             --        11.31%
      All contract charges                        --        178             $26,348           1.26%          --
2009  Lowest contract charge 0.00% Class B   $144.25         --                  --             --        32.31%
      Highest contract charge 0.90% Class B  $128.64         --                  --             --        31.11%
      All contract charges                        --        202             $26,895           1.53%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $237.27         --                  --             --        31.55%
      Highest contract charge 0.60% Class A  $168.40         --                  --             --        30.76%
      All contract charges                        --          6             $ 1,158           0.55%          --
2012  Lowest contract charge 0.00% Class A   $180.37         --                  --             --        14.99%
      Highest contract charge 0.60% Class A  $128.79         --                  --             --        14.30%
      All contract charges                        --          6             $   878           1.38%          --
2011  Lowest contract charge 0.00% Class A   $156.86         --                  --             --        (3.98)%
      Highest contract charge 0.60% Class A  $112.68         --                  --             --        (4.56)%
      All contract charges                        --          5             $   765           1.13%          --
2010  Lowest contract charge 0.00% Class A   $163.37         --                  --             --        14.44%
      Highest contract charge 0.60% Class A  $118.06         --                  --             --        13.76%
      All contract charges                        --          4             $   522           0.92%          --
2009  Lowest contract charge 0.00% Class A   $142.75         --                  --             --        26.90%
      Highest contract charge 0.60% Class A  $103.78         --                  --             --        26.13%
      All contract charges                        --          3             $   405           4.35%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $152.79         --                  --             --        31.56%
      Highest contract charge 0.90% Class B  $133.92         --                  --             --        30.37%
      All contract charges                        --        112             $16,518           0.55%          --
2012  Lowest contract charge 0.00% Class B   $116.14         --                  --             --        14.99%
      Highest contract charge 0.90% Class B  $102.72         --                  --             --        13.94%
      All contract charges                        --         93             $10,373           1.38%          --
2011  Lowest contract charge 0.00% Class B   $101.00         --                  --             --        (4.24)%
      Highest contract charge 0.90% Class B  $ 90.15         --                  --             --        (5.10)%
      All contract charges                        --         69             $ 6,588           1.59%          --
2010  Lowest contract charge 0.00% Class B   $105.47         --                  --              1        14.19%
      Highest contract charge 0.90% Class B  $ 94.99         --                  --             --        13.16%
      All contract charges                        --         73             $ 7,300           0.92%          --
2009  Lowest contract charge 0.00% Class B   $ 92.37         --                  --             --        26.52%
      Highest contract charge 0.90% Class B  $ 83.94         --                  --             --        25.37%
      All contract charges                        --         95             $ 8,251           4.35%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $279.62          --                 --             --        32.50%
      Highest contract charge 0.60% Class A  $189.58          --                 --             --        31.70%
      All contract charges                        --          66           $ 14,826           0.96%          --
2012  Lowest contract charge 0.00% Class A   $211.04          --                 --             --        14.73%
      Highest contract charge 0.60% Class A  $143.95          --                 --             --        14.04%
      All contract charges                        --          65           $ 11,617           1.19%          --
2011  Lowest contract charge 0.00% Class A   $183.95          --                 --             --         2.61%
      Highest contract charge 0.60% Class A  $126.23          --                 --             --         2.00%
      All contract charges                        --          60           $ 10,327           0.91%          --
2010  Lowest contract charge 0.00% Class A   $179.27          --                 --             --        16.24%
      Highest contract charge 0.60% Class A  $123.76          --                 --             --        15.54%
      All contract charges                        --          58           $  9,763           0.99%          --
2009  Lowest contract charge 0.00% Class A   $154.23          --                 --             --        36.70%
      Highest contract charge 0.60% Class A  $107.11          --                 --             --        35.90%
      All contract charges                        --          54           $  8,163           2.21%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $139.14          --                 --             --        32.49%
      Highest contract charge 0.90% Class B  $121.96          --                 --             --        31.30%
      All contract charges                        --         883           $113,856           0.96%          --
2012  Lowest contract charge 0.00% Class B   $105.02          --                 --             --        14.73%
      Highest contract charge 0.90% Class B  $ 92.89          --                 --             --        13.70%
      All contract charges                        --         967           $ 94,644           1.19%          --
2011  Lowest contract charge 0.00% Class B   $ 91.54          --                 --             --         2.35%
      Highest contract charge 0.90% Class B  $ 81.70          --                 --             --         1.43%
      All contract charges                        --       1,040           $ 89,012           0.91%          --
2010  Lowest contract charge 0.00% Class B   $ 89.44          --                 --             --        15.95%
      Highest contract charge 0.90% Class B  $ 80.55          --                 --             --        14.91%
      All contract charges                        --       1,144           $ 96,359           0.99%          --
2009  Lowest contract charge 0.00% Class B   $ 77.13          --                 --             --        36.21%
      Highest contract charge 0.90% Class B  $ 70.10          --                 --             --        34.98%
      All contract charges                        --       1,268           $ 92,431           2.21%          --
EQ/LARGE CAP GROWTH PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $294.83          --                 --             --        35.39%
      Highest contract charge 0.60% Class A  $185.44          --                 --             --        34.57%
      All contract charges                        --          34           $  9,623           0.17%          --
2012  Lowest contract charge 0.00% Class A   $217.77          --                 --             --        13.74%
      Highest contract charge 0.60% Class A  $137.80          --                 --             --        13.06%
      All contract charges                        --          34           $  7,145           0.57%          --
2011  Lowest contract charge 0.00% Class A   $191.46          --                 --             --        (3.29)%
      Highest contract charge 0.60% Class A  $121.88          --                 --             --        (3.87)%
      All contract charges                        --          37           $  6,637           0.41%          --
2010  Lowest contract charge 0.00% Class A   $197.97          --                 --             --        14.34%
      Highest contract charge 0.60% Class A  $126.79          --                 --             --        13.65%
      All contract charges                        --          40           $  7,400           0.38%          --
2009  Lowest contract charge 0.00% Class A   $173.15          --                 --             --        33.96%
      Highest contract charge 0.60% Class A  $111.56          --                 --             --        33.16%
      All contract charges                        --          42           $  6,915           1.30%          --
EQ/LARGE CAP GROWTH PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $281.39          --                 --             --        35.39%
      Highest contract charge 0.90% Class B  $242.03          --                 --             --        34.18%
      All contract charges                        --         547           $136,867           0.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (CONTINUED)
2012  Lowest contract charge 0.00% Class B   $207.84          --                 --             --        13.74%
      Highest contract charge 0.90% Class B  $180.38          --                 --             --        12.71%
      All contract charges                        --         604           $112,012           0.57%          --
2011  Lowest contract charge 0.00% Class B   $182.73          --                 --             --        (3.66)%
      Highest contract charge 0.90% Class B  $160.04          --                 --             --        (4.52)%
      All contract charges                        --         668           $108,960           0.41%          --
2010  Lowest contract charge 0.00% Class B   $189.68          --                 --             --        14.45%
      Highest contract charge 0.90% Class B  $167.62          --                 --             --        13.42%
      All contract charges                        --         730           $125,022           0.38%          --
2009  Lowest contract charge 0.00% Class B   $165.73          --                 --             --        34.86%
      Highest contract charge 0.90% Class B  $147.79          --                 --             --        33.65%
      All contract charges                        --         827           $124,156           1.30%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $ 84.21          --                 --             --        31.60%
      Highest contract charge 0.90% Class A  $ 79.26          --                 --             --        30.40%
      All contract charges                        --         101           $  8,239           1.56%          --
2012  Lowest contract charge 0.00% Class A   $ 63.99          --                 --             --        16.60%
      Highest contract charge 0.90% Class A  $ 60.78          --                 --             --        15.55%
      All contract charges                        --         104           $  6,437           1.95%          --
2011  Lowest contract charge 0.00% Class A   $ 54.88          --                 --             --        (0.09)%
      Highest contract charge 0.90% Class A  $ 52.60          --                 --             --        (0.98)%
      All contract charges                        --         110           $  5,896           2.12%          --
2010  Lowest contract charge 0.00% Class A   $ 54.93          --                 --             --        14.89%
      Highest contract charge 0.90% Class A  $ 53.12          --                 --             --        13.86%
      All contract charges                        --          53           $  2,883           1.78%          --
2009  Lowest contract charge 0.00% Class A   $ 47.81          --                 --             --        19.46%
      Highest contract charge 0.90% Class A  $ 46.65          --                 --             --        18.38%
      All contract charges                        --          36           $  1,683          11.59%          --
EQ/LARGE CAP VALUE INDEX
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $ 97.00          --                 --             --        31.58%
      Highest contract charge 0.60% Class B  $ 79.94          --                 --             --        30.79%
      All contract charges                        --          76           $  6,961           1.56%          --
2012  Lowest contract charge 0.00% Class B   $ 73.72          --                 --             --        16.59%
      Highest contract charge 0.60% Class B  $ 61.12          --                 --             --        15.89%
      All contract charges                        --          67           $  4,746           1.95%          --
2011  Lowest contract charge 0.00% Class B   $ 63.23          --                 --             --        (0.32)%
      Highest contract charge 0.60% Class B  $ 52.74          --                 --             --        (0.92)%
      All contract charges                        --          67           $  3,980           2.12%          --
2010  Lowest contract charge 0.00% Class B   $ 63.43          --                 --             --        14.62%
      Highest contract charge 0.90% Class B  $ 52.64          --                 --             --        13.59%
      All contract charges                        --          33           $  1,952           1.78%          --
2009  Lowest contract charge 0.00% Class B   $ 55.34          --                 --             --        19.14%
      Highest contract charge 0.90% Class B  $ 46.34          --                 --             --        18.06%
      All contract charges                        --          28           $  1,434          11.59%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $225.69          --                 --             --        32.47%
      Highest contract charge 0.90% Class A  $172.82          --                 --             --        31.28%
      All contract charges                        --       1,413           $262,719           1.05%          --
2012  Lowest contract charge 0.00% Class A   $170.37          --                 --             --        15.86%
      Highest contract charge 0.90% Class A  $131.64          --                 --             --        14.81%
      All contract charges                        --       1,574           $221,696           1.56%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (CONTINUED)
2011  Lowest contract charge 0.00% Class A   $147.05          --                 --             --        (4.80)%
      Highest contract charge 0.90% Class A  $114.66          --                 --             --        (5.65)%
      All contract charges                        --       1,780           $217,111           1.24%          --
2010  Lowest contract charge 0.00% Class A   $154.46          --                 --             --        12.90%
      Highest contract charge 0.90% Class A  $121.53          --                 --             --        11.89%
      All contract charges                        --       2,194           $280,328           1.28%          --
2009  Lowest contract charge 0.00% Class A   $136.81          --                 --             --        20.61%
      Highest contract charge 0.90% Class A  $108.62          --                 --             --        19.53%
      All contract charges                        --       2,598           $293,883           2.35%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $168.25          --                 --             --        32.48%
      Highest contract charge 0.90% Class B  $170.58          --                 --             --        31.28%
      All contract charges                        --         671           $119,182           1.05%          --
2012  Lowest contract charge 0.00% Class B   $127.00          --                 --             --        15.85%
      Highest contract charge 0.90% Class B  $129.94          --                 --             --        14.82%
      All contract charges                        --         732           $ 98,736           1.56%          --
2011  Lowest contract charge 0.00% Class B   $109.62          --                 --             --        (5.07)%
      Highest contract charge 0.90% Class B  $113.17          --                 --             --        (5.93)%
      All contract charges                        --         808           $ 94,538           1.24%          --
2010  Lowest contract charge 0.00% Class B   $115.48          --                 --             --        12.68%
      Highest contract charge 0.90% Class B  $120.30          --                 --             --        11.67%
      All contract charges                        --         889           $110,353           1.28%          --
2009  Lowest contract charge 0.00% Class B   $102.48          --                 --             --        20.44%
      Highest contract charge 0.90% Class B  $107.73          --                 --             --        19.36%
      All contract charges                        --         984           $109,083           2.35%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $142.49          --                 --             --        29.96%
      Highest contract charge 0.90% Class A  $134.12          --                 --             --        28.80%
      All contract charges                        --          67           $  7,658           2.08%          --
2012  Lowest contract charge 0.00% Class A   $109.64          --                 --             --        15.37%
      Highest contract charge 0.90% Class A  $104.13          --                 --             --        14.33%
      All contract charges                        --          68           $  6,643           0.75%          --
2011  Lowest contract charge 0.00% Class A   $ 95.03          --                 --             --        (8.29)%
      Highest contract charge 0.90% Class A  $ 91.08          --                 --             --        (9.11)%
      All contract charges                        --         133           $ 11,886           0.88%          --
2010  Lowest contract charge 0.00% Class A   $103.62          --                 --             --        14.27%
      Highest contract charge 0.90% Class A  $100.21          --                 --             --        13.24%
      All contract charges                        --         138           $ 14,096           0.88%          --
2009  Lowest contract charge 0.00% Class A   $ 90.68          --                 --             --        25.80%
      Highest contract charge 0.90% Class A  $ 88.49          --                 --             --        24.67%
      All contract charges                        --          61           $  5,543           0.99%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $180.06          --                 --             --        29.99%
      Highest contract charge 0.60% Class B  $135.27          --                 --             --        29.21%
      All contract charges                        --          30           $  4,902           2.08%          --
2012  Lowest contract charge 0.00% Class B   $138.52          --                 --             --        15.37%
      Highest contract charge 0.60% Class B  $104.69          --                 --             --        14.68%
      All contract charges                        --          32           $  3,984           0.75%          --
2011  Lowest contract charge 0.00% Class B   $120.07          --                 --             --        (8.51)%
      Highest contract charge 0.60% Class B  $ 91.29          --                 --             --        (9.06)%
      All contract charges                        --          38           $  4,057           0.88%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE (CONTINUED)
2010  Lowest contract charge 0.00% Class B   $131.24         --                  --             --        13.97%
      Highest contract charge 0.90% Class B  $ 99.28         --                  --             --        12.94%
      All contract charges                        --         33             $ 3,784           0.88%          --
2009  Lowest contract charge 0.00% Class B   $115.16         --                  --             --        25.51%
      Highest contract charge 0.90% Class B  $ 87.90         --                  --             --        24.40%
      All contract charges                        --         29             $ 2,856           0.99%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $193.84         --                  --             --        13.65%
      Highest contract charge 0.90% Class B  $114.33         --                  --             --        12.63%
      All contract charges                        --        291             $39,189           0.94%          --
2012  Lowest contract charge 0.00% Class B   $170.56         --                  --             --        19.70%
      Highest contract charge 0.90% Class B  $101.51         --                  --             --        18.61%
      All contract charges                        --        285             $33,109           1.00%          --
2011  Lowest contract charge 0.00% Class B   $142.49         --                  --             --       (10.71)%
      Highest contract charge 0.90% Class B  $ 85.58         --                  --             --       (11.52)%
      All contract charges                        --        278             $26,742           0.65%          --
2010  Lowest contract charge 0.00% Class B   $159.59         --                  --             --        14.94%
      Highest contract charge 0.90% Class B  $ 96.72         --                  --             --        13.91%
      All contract charges                        --        283             $29,996           0.91%          --
2009  Lowest contract charge 0.00% Class B   $138.85         --                  --             --        37.24%
      Highest contract charge 0.90% Class B  $ 84.91         --                  --             --        36.00%
      All contract charges                        --        249             $22,625           1.45%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $312.03         --                  --             --        32.58%
      Highest contract charge 0.60% Class A  $217.86         --                  --             --        31.79%
      All contract charges                        --        119             $28,884           0.77%          --
2012  Lowest contract charge 0.00% Class A   $235.35         --                  --             --        17.08%
      Highest contract charge 0.60% Class A  $165.31         --                  --             --        16.37%
      All contract charges                        --        115             $23,264           0.95%          --
2011  Lowest contract charge 0.00% Class A   $201.02         --                  --             --        (2.16)%
      Highest contract charge 0.60% Class A  $142.05         --                  --             --        (2.75)%
      All contract charges                        --        115             $21,196           0.66%          --
2010  Lowest contract charge 0.00% Class A   $205.46         --                  --             --        26.05%
      Highest contract charge 0.60% Class A  $146.06         --                  --             --        25.30%
      All contract charges                        --        119             $22,790           0.81%          --
2009  Lowest contract charge 0.00% Class A   $162.99         --                  --             --        36.61%
      Highest contract charge 0.60% Class A  $116.57         --                  --             --        35.79%
      All contract charges                        --        121             $19,119           1.16%          --
EQ/MID CAP INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $199.30         --                  --             --        32.58%
      Highest contract charge 0.90% Class B  $176.67         --                  --             --        31.38%
      All contract charges                        --        449             $83,977           0.77%          --
2012  Lowest contract charge 0.00% Class B   $150.33         --                  --             --        17.08%
      Highest contract charge 0.90% Class B  $134.47         --                  --             --        16.02%
      All contract charges                        --        453             $63,939           0.95%          --
2011  Lowest contract charge 0.00% Class B   $128.40         --                  --             --        (2.41)%
      Highest contract charge 0.90% Class B  $115.90         --                  --             --        (3.28)%
      All contract charges                        --        512             $62,176           0.66%          --
2010  Lowest contract charge 0.00% Class B   $131.57         --                  --             --        25.74%
      Highest contract charge 0.90% Class B  $119.83         --                  --             --        24.61%
      All contract charges                        --        618             $77,397           0.81%          --
2009  Lowest contract charge 0.00% Class B   $104.63         --                  --             --        36.28%
      Highest contract charge 0.90% Class B  $ 96.16         --                  --             --        35.04%
      All contract charges                        --        662             $66,176           1.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/MID CAP VALUE PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $305.49          --                 --             --        33.07%
      Highest contract charge 0.90% Class A  $244.58          --                 --             --        31.88%
      All contract charges                        --         795           $207,034           0.51%          --
2012  Lowest contract charge 0.00% Class A   $229.56          --                 --             --        18.63%
      Highest contract charge 0.90% Class A  $185.46          --                 --             --        17.56%
      All contract charges                        --         880           $174,284           1.20%          --
2011  Lowest contract charge 0.00% Class A   $193.51          --                 --             --        (9.10)%
      Highest contract charge 0.90% Class A  $157.76          --                 --             --        (9.92)%
      All contract charges                        --         991           $166,808           1.03%          --
2010  Lowest contract charge 0.00% Class A   $212.88          --                 --             --        22.51%
      Highest contract charge 0.90% Class A  $175.13          --                 --             --        21.41%
      All contract charges                        --       1,201           $224,689           1.21%          --
2009  Lowest contract charge 0.00% Class A   $173.76          --                 --             --        35.75%
      Highest contract charge 0.90% Class A  $144.24          --                 --             --        34.65%
      All contract charges                        --       1,425           $218,981           1.70%          --
EQ/MID CAP VALUE PLUS
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B   $283.15          --                 --             --        33.07%
      Highest contract charge 0.00% Class B  $283.15          --                 --             --        33.07%
      All contract charges                        --          44           $ 12,435           0.51%          --
2012  Lowest contract charge 0.00% Class B   $212.78          --                 --             --        18.63%
      Highest contract charge 0.00% Class B  $212.78          --                 --             --        18.63%
      All contract charges                        --          44           $  9,428           1.20%          --
2011  Lowest contract charge 0.00% Class B   $179.36          --                 --             --        (9.43)%
      Highest contract charge 0.00% Class B  $179.36          --                 --             --        (9.43)%
      All contract charges                        --          44           $  7,937           1.03%          --
2010  Lowest contract charge 0.00% Class B   $198.04          --                 --             --        22.46%
      Highest contract charge 0.90% Class B  $138.07          --                 --             --        21.41%
      All contract charges                        --          44           $  8,642           1.21%          --
2009  Lowest contract charge 0.00% Class B   $161.72          --                 --             --        35.85%
      Highest contract charge 0.90% Class B  $113.72          --                 --             --        34.66%
      All contract charges                        --          42           $  6,722           1.70%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $172.07          --                 --             --         0.00%
      Highest contract charge 0.90% Class A  $153.67          --                 --             --        (0.90)%
      All contract charges                        --       1,206           $130,681           0.00%          --
2012  Lowest contract charge 0.00% Class A   $172.07          --                 --             --         0.00%
      Highest contract charge 0.90% Class A  $155.07          --                 --             --        (0.90)%
      All contract charges                        --         951           $146,065           0.00%          --
2011  Lowest contract charge 0.00% Class A   $172.07          --                 --             --         0.00%
      Highest contract charge 0.90% Class A  $156.48          --                 --             --        (0.90)%
      All contract charges                        --       1,251           $172,257           0.01%          --
2010  Lowest contract charge 0.00% Class A   $172.07          --                 --             --         0.09%
      Highest contract charge 0.90% Class A  $157.90          --                 --             --        (0.81)%
      All contract charges                        --       1,246           $229,831           0.07%          --
2009  Lowest contract charge 0.00% Class A   $171.91          --                 --             --         0.29%
      Highest contract charge 0.90% Class A  $159.18          --                 --             --        (0.61)%
      All contract charges                        --       1,610           $301,222           0.20%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $131.49          --                 --             --         0.00%
      Highest contract charge 0.60% Class B  $125.93          --                 --             --        (0.60)%
      All contract charges                        --         407           $ 52,804           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2012  Lowest contract charge 0.00% Class B   $131.49         --                  --             --         0.00%
      Highest contract charge 0.60% Class B  $126.69         --                  --             --        (0.60)%
      All contract charges                        --        525             $67,686           0.00%          --
2011  Lowest contract charge 0.00% Class B   $131.49         --                  --             --         0.00%
      Highest contract charge 0.60% Class B  $127.45         --                  --             --        (0.60)%
      All contract charges                        --        493             $63,707           0.01%          --
2010  Lowest contract charge 0.00% Class B   $131.49         --                  --             --         0.01%
      Highest contract charge 0.90% Class B  $123.49         --                  --             --        (0.89)%
      All contract charges                        --        523             $67,791           0.07%          --
2009  Lowest contract charge 0.00% Class B   $131.48         --                  --             --        (0.01)%
      Highest contract charge 0.90% Class B  $124.60         --                  --             --        (0.90)%
      All contract charges                        --        646             $84,115           0.20%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $164.11         --                  --             --        27.25%
      Highest contract charge 0.90% Class A  $154.46         --                  --             --        26.10%
      All contract charges                        --         73             $ 9,595           0.72%          --
2012  Lowest contract charge 0.00% Class A   $128.97         --                  --             --        12.59%
      Highest contract charge 0.90% Class A  $122.49         --                  --             --        11.57%
      All contract charges                        --        125             $13,964           0.85%          --
2011  Lowest contract charge 0.00% Class A   $114.55         --                  --             --         3.13%
      Highest contract charge 0.90% Class A  $109.79         --                  --             --         2.21%
      All contract charges                        --        141             $14,577           0.64%          --
2010  Lowest contract charge 0.00% Class A   $111.07         --                  --             --         8.49%
      Highest contract charge 0.90% Class A  $107.42         --                  --             --         7.52%
      All contract charges                        --        168             $16,667           0.89%          --
2009  Lowest contract charge 0.00% Class A   $102.38         --                  --             --        30.07%
      Highest contract charge 0.90% Class A  $ 99.91         --                  --             --        28.90%
      All contract charges                        --         99             $ 9,929           0.63%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $200.41         --                  --             --        27.27%
      Highest contract charge 0.60% Class B  $155.82         --                  --             --        26.51%
      All contract charges                        --         79             $14,763           0.72%          --
2012  Lowest contract charge 0.00% Class B   $157.47         --                  --             --        12.58%
      Highest contract charge 0.60% Class B  $123.17         --                  --             --        11.90%
      All contract charges                        --         78             $11,399           0.85%          --
2011  Lowest contract charge 0.00% Class B   $139.87         --                  --             --         2.88%
      Highest contract charge 0.60% Class B  $110.07         --                  --             --         2.26%
      All contract charges                        --         80             $10,390           0.64%          --
2010  Lowest contract charge 0.00% Class B   $135.96         --                  --             --         8.22%
      Highest contract charge 0.90% Class B  $106.44         --                  --             --         7.24%
      All contract charges                        --         87             $10,858           0.89%          --
2009  Lowest contract charge 0.00% Class B   $125.64         --                  --             --        29.74%
      Highest contract charge 0.90% Class B  $ 99.25         --                  --             --        28.57%
      All contract charges                        --         75             $ 8,378           0.63%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $175.64         --                  --             --        38.54%
      Highest contract charge 0.90% Class A  $165.32         --                  --             --        37.30%
      All contract charges                        --        185             $31,481           0.00%          --
2012  Lowest contract charge 0.00% Class A   $126.78         --                  --             --         8.76%
      Highest contract charge 0.90% Class A  $120.41         --                  --             --         7.78%
      All contract charges                        --        248             $30,567           0.43%          --
2011  Lowest contract charge 0.00% Class A   $116.57         --                  --             --        (7.47)%
      Highest contract charge 0.90% Class A  $111.72         --                  --             --        (8.31)%
      All contract charges                        --        303             $34,553           0.25%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                 ------------------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                  VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                 ------- ----------------- ----------------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH (CONTINUED)
2010  Lowest contract charge 0.00% Class A       $125.98         --                  --             --        32.63%
      Highest contract charge 0.90% Class A      $121.84         --                  --             --        31.44%
      All contract charges                            --        305             $37,725           0.34%          --
2009  Lowest contract charge 0.00% Class A       $ 94.99         --                  --             --        57.44%
      Highest contract charge 0.90% Class A      $ 92.69         --                  --             --        56.05%
      All contract charges                            --        258             $24,203             --           --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B       $254.20         --                  --             --        38.54%
      Highest contract charge 0.60% Class B      $166.72         --                  --             --        37.72%
      All contract charges                            --        110             $24,000           0.00%          --
2012  Lowest contract charge 0.00% Class B       $183.48         --                  --             --         8.75%
      Highest contract charge 0.60% Class B      $121.06         --                  --             --         8.10%
      All contract charges                            --        115             $17,662           0.43%          --
2011  Lowest contract charge 0.00% Class B       $168.71         --                  --             --        (7.70)%
      Highest contract charge 0.60% Class B      $111.99         --                  --             --        (8.25)%
      All contract charges                            --        125             $16,818           0.25%          --
2010  Lowest contract charge 0.00% Class B       $182.78         --                  --             --        32.30%
      Highest contract charge 0.90% Class B      $120.71         --                  --             --        31.11%
      All contract charges                            --        116             $16,556           0.34%          --
2009  Lowest contract charge 0.00% Class B       $138.16         --                  --             --        57.07%
      Highest contract charge 0.90% Class B      $ 92.07         --                  --             --        55.65%
      All contract charges                            --         89             $ 9,414             --           --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A       $115.98         --                  --             --         0.03%
      Highest contract charge 0.90% Class A      $109.17         --                  --             --        (0.87)%
      All contract charges                            --        183             $20,583           0.72%          --
2012  Lowest contract charge 0.00% Class A       $115.95         --                  --             --         1.50%
      Highest contract charge 0.90% Class A      $110.13         --                  --             --         0.58%
      All contract charges                            --        219             $24,634           0.59%          --
2011  Lowest contract charge 0.00% Class A       $114.24         --                  --             --         0.05%
      Highest contract charge 0.90% Class A      $109.49         --                  --             --        (0.84)%
      All contract charges                            --        233             $26,032           0.63%          --
2010  Lowest contract charge 0.00% Class A       $114.18         --                  --             --         1.09%
      Highest contract charge 0.90% Class A      $110.42         --                  --             --         0.18%
      All contract charges                            --        274             $30,700           0.40%          --
2009  Lowest contract charge 0.00% Class A (b)   $112.94         --                  --             --         8.11%
      Highest contract charge 0.90% Class A (b)  $110.22         --                  --             --         7.14%
      All contract charges                            --        319             $35,575           0.62%          --
EQ/PIMCO ULTRA SHORT BOND
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B       $118.86         --                  --             --         0.08%
      Highest contract charge 0.60% Class B      $110.80         --                  --             --        (0.52)%
      All contract charges                            --        158             $18,293           0.72%          --
2012  Lowest contract charge 0.00% Class B       $118.76         --                  --             --         1.50%
      Highest contract charge 0.60% Class B      $111.38         --                  --             --         0.89%
      All contract charges                            --        162             $18,696           0.59%          --
2011  Lowest contract charge 0.00% Class B       $117.01         --                  --             --        (0.20)%
      Highest contract charge 0.60% Class B      $110.40         --                  --             --        (0.79)%
      All contract charges                            --        157             $17,915           0.63%          --
2010  Lowest contract charge 0.00% Class B       $117.24         --                  --             --         0.84%
      Highest contract charge 0.90% Class B      $110.04         --                  --             --        (0.07)%
      All contract charges                            --        178             $20,332           0.40%          --
2009  Lowest contract charge 0.00% Class B       $116.26         --                  --             --         8.01%
      Highest contract charge 0.90% Class B      $110.12         --                  --             --         7.04%
      All contract charges                            --        171             $19,397           0.62%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/QUALITY BOND PLUS
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $242.92         --                  --             --        (2.28)%
      Highest contract charge 0.90% Class A  $190.82         --                  --             --        (3.16)%
      All contract charges                        --        241             $44,253           0.35%          --
2012  Lowest contract charge 0.00% Class A   $248.58         --                  --             --         2.66%
      Highest contract charge 0.90% Class A  $197.04         --                  --             --         1.73%
      All contract charges                        --        259             $50,564           0.61%          --
2011  Lowest contract charge 0.00% Class A   $242.15         --                  --             --         1.47%
      Highest contract charge 0.90% Class A  $193.69         --                  --             --         0.56%
      All contract charges                        --        270             $54,486           2.42%          --
2010  Lowest contract charge 0.00% Class A   $238.65         --                  --             --         6.47%
      Highest contract charge 0.90% Class A  $192.62         --                  --             --         5.51%
      All contract charges                        --        320             $65,807           9.13%          --
2009  Lowest contract charge 0.00% Class A   $224.15         --                  --             --         6.28%
      Highest contract charge 0.90% Class A  $182.56         --                  --             --         5.33%
      All contract charges                        --        417             $84,236           3.02%          --
EQ/QUALITY BOND PLUS
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $163.91         --                  --             --        (2.28)%
      Highest contract charge 0.60% Class B  $149.82         --                  --             --        (2.87)%
      All contract charges                        --        146             $22,325           0.35%          --
2012  Lowest contract charge 0.00% Class B   $167.74         --                  --             --         2.66%
      Highest contract charge 0.60% Class B  $154.25         --                  --             --         2.04%
      All contract charges                        --        156             $24,295           0.61%          --
2011  Lowest contract charge 0.00% Class B   $163.40         --                  --             --         1.22%
      Highest contract charge 0.60% Class B  $151.17         --                  --             --         0.61%
      All contract charges                        --        165             $25,209           2.42%          --
2010  Lowest contract charge 0.00% Class B   $161.43         --                  --             --         6.24%
      Highest contract charge 0.90% Class B  $147.22         --                  --             --         5.29%
      All contract charges                        --        176             $26,750           9.13%          --
2009  Lowest contract charge 0.00% Class B   $151.95         --                  --             --         6.06%
      Highest contract charge 0.90% Class B  $139.83         --                  --             --         5.11%
      All contract charges                        --        198             $28,433           3.02%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $375.50         --                  --             --        37.45%
      Highest contract charge 0.90% Class A  $299.84         --                  --             --        36.21%
      All contract charges                        --        170             $46,278           0.98%          --
2012  Lowest contract charge 0.00% Class A   $273.20         --                  --             --        15.54%
      Highest contract charge 0.90% Class A  $220.13         --                  --             --        14.50%
      All contract charges                        --        177             $37,153           1.50%          --
2011  Lowest contract charge 0.00% Class A   $236.45         --                  --             --        (3.76)%
      Highest contract charge 0.90% Class A  $192.25         --                  --             --        (4.62)%
      All contract charges                        --        210             $40,442           0.84%          --
2010  Lowest contract charge 0.00% Class A   $245.68         --                  --             --        26.13%
      Highest contract charge 0.90% Class A  $201.57         --                  --             --        25.00%
      All contract charges                        --        214             $44,244           1.21%          --
2009  Lowest contract charge 0.00% Class A   $194.78         --                  --             --        26.44%
      Highest contract charge 0.90% Class A  $161.25         --                  --             --        25.30%
      All contract charges                        --        210             $36,171           1.63%          --
EQ/SMALL COMPANY INDEX
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $272.63         --                  --             --        37.46%
      Highest contract charge 0.90% Class B  $262.07         --                  --             --        36.22%
      All contract charges                        --         93             $25,369           0.98%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (CONTINUED)
2012  Lowest contract charge 0.00% Class B   $198.34         --                  --             --        15.54%
      Highest contract charge 0.90% Class B  $192.39         --                  --             --        14.50%
      All contract charges                        --         84             $16,707           1.50%          --
2011  Lowest contract charge 0.00% Class B   $171.66         --                  --             --        (4.00)%
      Highest contract charge 0.90% Class B  $168.03         --                  --             --        (4.86)%
      All contract charges                        --         76             $13,071           0.84%          --
2010  Lowest contract charge 0.00% Class B   $178.81         --                  --             --        25.82%
      Highest contract charge 0.90% Class B  $176.61         --                  --             --        24.69%
      All contract charges                        --         75             $13,547           1.21%          --
2009  Lowest contract charge 0.00% Class B   $142.12         --                  --             --        26.13%
      Highest contract charge 0.90% Class B  $141.64         --                  --             --        24.99%
      All contract charges                        --         68             $ 9,831           1.63%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $157.31         --                  --             --        37.93%
      Highest contract charge 0.60% Class A  $150.95         --                  --             --        37.12%
      All contract charges                        --         31             $ 1,490           0.00%          --
2012  Lowest contract charge 0.00% Class A   $114.05         --                  --             --        18.95%
      Highest contract charge 0.60% Class A  $110.09         --                  --             --        18.22%
      All contract charges                        --         17             $   904           0.00%          --
2011  Lowest contract charge 0.00% Class A   $ 95.88         --                  --             --        (1.71)%
      Highest contract charge 0.60% Class A  $ 93.12         --                  --             --        (2.30)%
      All contract charges                        --         12             $   676             --           --
2010  Lowest contract charge 0.00% Class A   $ 97.55         --                  --             --        16.68%
      Highest contract charge 0.60% Class A  $ 95.31         --                  --             --        15.99%
      All contract charges                        --         18             $ 1,007             --           --
2009  Lowest contract charge 0.00% Class A   $ 83.60         --                  --             --        43.13%
      Highest contract charge 0.60% Class A  $ 82.17         --                  --             --        42.26%
      All contract charges                        --         12             $   958             --           --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $184.26         --                  --             --        37.92%
      Highest contract charge 0.90% Class B  $146.15         --                  --             --        36.69%
      All contract charges                        --        345             $54,397           0.00%          --
2012  Lowest contract charge 0.00% Class B   $133.60         --                  --             --        18.94%
      Highest contract charge 0.90% Class B  $106.92         --                  --             --        17.86%
      All contract charges                        --        371             $42,246           0.00%          --
2011  Lowest contract charge 0.00% Class B   $112.33         --                  --             --        (1.95)%
      Highest contract charge 0.90% Class B  $ 90.72         --                  --             --        (2.83)%
      All contract charges                        --        343             $32,871             --           --
2010  Lowest contract charge 0.00% Class B   $114.56         --                  --             --        16.39%
      Highest contract charge 0.90% Class B  $ 93.36         --                  --             --        15.35%
      All contract charges                        --        384             $37,430             --           --
2009  Lowest contract charge 0.00% Class B   $ 98.42         --                  --             --        42.64%
      Highest contract charge 0.90% Class B  $ 80.94         --                  --             --        41.35%
      All contract charges                        --        386             $32,264             --           --
EQ/UBS GROWTH & INCOME
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $184.13         --                  --             --        35.54%
      Highest contract charge 0.90% Class B  $120.56         --                  --             --        34.31%
      All contract charges                        --         63             $ 8,990           1.10%          --
2012  Lowest contract charge 0.00% Class B   $135.85         --                  --             --        12.87%
      Highest contract charge 0.90% Class B  $ 89.76         --                  --             --        11.85%
      All contract charges                        --         53             $ 5,682           0.87%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                      UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                      VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                     ------- ----------------- ----------------- -------------- ---------
EQ/UBS GROWTH & INCOME (CONTINUED)
2011  Lowest contract charge 0.00% Class B           $120.36         --                  --             --        (2.82)%
      Highest contract charge 0.90% Class B          $ 80.25         --                  --             --        (3.68)%
      All contract charges                                --         51             $ 4,901           0.76%          --
2010  Lowest contract charge 0.00% Class B           $123.85         --                  --             --        13.07%
      Highest contract charge 0.90% Class B          $ 83.32         --                  --             --        12.05%
      All contract charges                                --         55             $ 5,420           0.71%          --
2009  Lowest contract charge 0.00% Class B           $109.54         --                  --             --        32.44%
      Highest contract charge 0.90% Class B          $ 74.36         --                  --             --        31.24%
      All contract charges                                --         55             $ 4,761           0.87%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class A           $354.81         --                  --             --        39.08%
      Highest contract charge 0.00% Class A          $354.81         --                  --             --        39.08%
      All contract charges                                --         82              11,782           0.00%          --
2012  Lowest contract charge 0.00% Class A           $255.11         --                  --             --        20.44%
      Highest contract charge 0.00% Class A          $255.11         --                  --             --        20.44%
      All contract charges                                --         63             $ 7,888           0.01%          --
2011  Lowest contract charge 0.00% Class A           $211.82         --                  --             --        (5.64)%
      Highest contract charge 0.00% Class A          $211.82         --                  --             --        (5.64)%
      All contract charges                                --         52             $ 6,794             --           --
2010  Lowest contract charge 0.00% Class A           $224.48         --                  --             --        17.58%
      Highest contract charge 0.00% Class A          $224.48         --                  --             --        17.58%
      All contract charges                                --         26             $ 4,837           0.01%          --
2009  Lowest contract charge 0.00% Class A           $190.92         --                  --             --        40.65%
      Highest contract charge 0.00% Class A          $190.92         --                  --             --        40.65%
      All contract charges                                --         12             $ 2,157           0.23%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B           $203.00         --                  --             --        39.08%
      Highest contract charge 0.90% Class B          $178.32         --                  --             --        37.83%
      All contract charges                                --        449             $84,688           0.00%          --
2012  Lowest contract charge 0.00% Class B           $145.96         --                  --             --        20.43%
      Highest contract charge 0.90% Class B          $129.38         --                  --             --        19.34%
      All contract charges                                --        408             $55,611           0.01%          --
2011  Lowest contract charge 0.00% Class B           $121.20         --                  --             --        (5.87)%
      Highest contract charge 0.90% Class B          $108.41         --                  --             --        (6.72)%
      All contract charges                                --        497             $56,870             --           --
2010  Lowest contract charge 0.00% Class B           $128.76         --                  --             --        17.29%
      Highest contract charge 0.90% Class B          $116.22         --                  --             --        16.24%
      All contract charges                                --        406             $49,872           0.01%          --
2009  Lowest contract charge 0.00% Class B           $109.78         --                  --             --        40.29%
      Highest contract charge 0.90% Class B          $ 99.98         --                  --             --        39.04%
      All contract charges                                --        235             $24,042           0.23%          --
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class 2   $213.05         --                  --             --        22.09%
      Highest contract charge 0.00% Service Class 2  $213.05         --                  --             --        22.09%
      All contract charges                                --         13             $ 1,320           0.68%          --
2012  Lowest contract charge 0.00% Service Class 2   $174.50         --                  --             --        15.11%
      Highest contract charge 0.00% Service Class 2  $174.50         --                  --             --        15.11%
      All contract charges                                --         14             $ 1,460           1.10%          --
2011  Lowest contract charge 0.00% Service Class 2   $151.59         --                  --             --        (6.46)%
      Highest contract charge 0.00% Service Class 2  $151.59         --                  --             --        (6.46)%
      All contract charges                                --         12             $ 1,265           1.43%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                             ------------------------------------------------------------------
                                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                             ------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO (CONTINUED)
2010    Lowest contract charge 0.00% Service Class 2         $162.06         --                  --             --        16.02%
        Highest contract charge 0.00% Service Class 2        $162.06         --                  --             --        16.02%
        All contract charges                                      --         23             $ 3,707           0.50%          --
2009    Lowest contract charge 0.00% Service Class 2         $139.68         --                  --             --        32.41%
        Highest contract charge 0.00% Service Class 2        $139.68         --                  --             --        32.41%
        All contract charges                                      --         44             $ 6,144           1.42%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
        Unit Value 0.00% to 0.90%*
2013    Lowest contract charge 0.00% Service Class 2         $299.38         --                  --             --        30.95%
        Highest contract charge 0.90% Service Class 2        $152.67         --                  --             --        29.78%
        All contract charges                                      --        497             $70,922           1.23%          --
2012    Lowest contract charge 0.00% Service Class 2         $228.62         --                  --             --        16.14%
        Highest contract charge 0.90% Service Class 2        $117.64         --                  --             --        15.09%
        All contract charges                                      --        303             $35,455           1.15%          --
2011    Lowest contract charge 0.00% Service Class 2         $196.85         --                  --             --        (2.78)%
        Highest contract charge 0.90% Service Class 2        $102.22         --                  --             --        (3.66)%
        All contract charges                                      --        249             $30,837           0.84%          --
2010    Lowest contract charge 0.00% Service Class 2         $202.48         --                  --             --        16.93%
        Highest contract charge 0.90% Service Class 2 (d)    $106.10         --                  --             --        20.44%
        All contract charges                                      --        270             $46,061           0.93%          --
2009    Lowest contract charge 0.00% Service Class 2         $173.17         --                  --             --        35.47%
        Highest contract charge 0.00% Service Class 2        $173.17         --                  --             --        35.47%
        All contract charges                                      --        225             $38,820           1.29%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
        Unit Value 0.00% to 0.00%*
2013    Lowest contract charge 0.00% Service Class 2         $238.38         --                  --             --        27.82%
        Highest contract charge 0.00% Service Class 2        $238.38         --                  --             --        27.82%
        All contract charges                                      --         28             $ 1,373           2.28%          --
2012    Lowest contract charge 0.00% Service Class 2         $186.49         --                  --             --        17.05%
        Highest contract charge 0.00% Service Class 2        $186.49         --                  --             --        17.05%
        All contract charges                                      --         23             $   981           2.73%          --
2011    Lowest contract charge 0.00% Service Class 2         $159.32         --                  --             --         0.66%
        Highest contract charge 0.00% Service Class 2        $159.32         --                  --             --         0.66%
        All contract charges                                      --         19             $   915           2.03%          --
2010    Lowest contract charge 0.00% Service Class 2         $158.28         --                  --             --        14.92%
        Highest contract charge 0.00% Service Class 2        $158.28         --                  --             --        14.92%
        All contract charges                                      --         41             $ 4,712           1.35%          --
2009    Lowest contract charge 0.00% Service Class 2         $137.73         --                  --             --        29.89%
        Highest contract charge 0.00% Service Class 2        $137.73         --                  --             --        29.89%
        All contract charges                                      --         39             $ 5,368           2.03%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
        Unit Value 0.00% to 0.90%*
2013    Lowest contract charge 0.00% Service Class 2         $226.96         --                  --             --        33.25%
        Highest contract charge 0.90% Service Class 2        $161.58         --                  --             --        32.05%
        All contract charges                                      --         53             $ 5,885           1.91%          --
2012    Lowest contract charge 0.00% Service Class 2         $170.33         --                  --             --        18.25%
        Highest contract charge 0.90% Service Class 2        $122.36         --                  --             --        17.18%
        All contract charges                                      --         34             $ 3,223           2.46%          --
2011    Lowest contract charge 0.00% Service Class 2         $144.04         --                  --             --         1.36%
        Highest contract charge 0.60% Service Class 2        $104.95         --                  --             --         0.75%
        All contract charges                                      --         19             $ 1,563           1.76%          --
2010    Lowest contract charge 0.00% Service Class 2         $142.11         --                  --             --        14.54%
        Highest contract charge 0.90% Service Class 2 (d)    $103.95         --                  --             --        18.65%
        All contract charges                                      --         34             $ 4,338           0.40%          --
2009    Lowest contract charge 0.00% Service Class 2         $124.07         --                  --             --        27.01%
        Highest contract charge 0.00% Service Class 2        $124.07         --                  --             --        27.01%
        All contract charges                                      --         39             $ 4,742           0.90%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
                                                      UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                      VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                     ------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class 2   $222.14         --                  --             --         5.70%
      Highest contract charge 0.00% Service Class 2  $222.14         --                  --             --         5.70%
      All contract charges                                --         81             $10,831           5.40%          --
2012  Lowest contract charge 0.00% Service Class 2   $210.16         --                  --             --        13.97%
      Highest contract charge 0.00% Service Class 2  $210.16         --                  --             --        13.97%
      All contract charges                                --         90             $13,379           6.82%          --
2011  Lowest contract charge 0.00% Service Class 2   $184.40         --                  --             --         3.72%
      Highest contract charge 0.00% Service Class 2  $184.40         --                  --             --         3.72%
      All contract charges                                --         63             $ 9,679           3.49%          --
2010  Lowest contract charge 0.00% Service Class 2   $177.79         --                  --             --        13.67%
      Highest contract charge 0.00% Service Class 2  $177.79         --                  --             --        13.67%
      All contract charges                                --        126             $20,003           8.19%          --
2009  Lowest contract charge 0.00% Service Class 2   $156.41         --                  --             --        43.47%
      Highest contract charge 0.00% Service Class 2  $156.41         --                  --             --        43.47%
      All contract charges                                --        114             $17,838          10.51%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class 2   $156.41         --                  --             --        (2.07)%
      Highest contract charge 0.00% Service Class 2  $156.41         --                  --             --        (2.07)%
      All contract charges                                --        222             $14,747           1.88%          --
2012  Lowest contract charge 0.00% Service Class 2   $159.72         --                  --             --         5.61%
      Highest contract charge 0.00% Service Class 2  $159.72         --                  --             --         5.61%
      All contract charges                                --        251             $22,605           3.47%          --
2011  Lowest contract charge 0.00% Service Class 2   $151.24         --                  --             --         7.03%
      Highest contract charge 0.00% Service Class 2  $151.24         --                  --             --         7.03%
      All contract charges                                --        105             $12,644           2.54%          --
2010  Lowest contract charge 0.00% Service Class 2   $141.30         --                  --             --         7.55%
      Highest contract charge 0.00% Service Class 2  $141.30         --                  --             --         7.55%
      All contract charges                                          174             $21,980           3.41%          --
2009  Lowest contract charge 0.00% Service Class 2   $131.38         --                  --             --        15.47%
      Highest contract charge 0.00% Service Class 2  $131.38         --                  --             --        15.47%
      All contract charges                                --        154             $19,978           8.38%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Servce Class 2    $413.45         --                  --             --        35.87%
      Highest contract charge 0.90% Service Class 2  $152.11         --                  --             --        34.65%
      All contract charges                                --        152             $30,675           0.30%          --
2012  Lowest contract charge 0.00% Servce Class 2    $304.30         --                  --             --        14.56%
      Highest contract charge 0.90% Service Class 2  $112.97         --                  --             --        13.53%
      All contract charges                                --        132             $22,666           0.42%          --
2011  Lowest contract charge 0.00% Servce Class 2    $265.62         --                  --             --       (10.85)%
      Highest contract charge 0.90% Service Class 2  $ 99.51         --                  --             --       (11.65)%
      All contract charges                                --        149             $27,701           0.02%          --
2010  Lowest contract charge 0.00% Servce Class 2    $297.95         --                  --             --        28.57%
      Highest contract charge 0.90% Service Class 2  $112.63         --                  --             --        24.70%
      All contract charges                                --        244             $53,100           0.16%          --
2009  Lowest contract charge 0.00% Service Class 2   $231.74         --                  --             --        39.76%
      Highest contract charge 0.00% Service Class 2  $231.74         --                  --             --        39.76%
      All contract charges                                --        137             $31,690           0.48%          --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class 2   $100.28         --                  --             --         0.01%
      Highest contract charge 0.00% Service Class 2  $100.28         --                  --             --         0.01%
      All contract charges                                --         69             $ 1,329           0.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                        ------------------------------------------------------------------
                                                         UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                         VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                        ------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP MONEY MARKET PORTFOLIO (CONTINUED)
2012  Lowest contract charge 0.00% Service Class 2      $100.27         --                  --             --         0.01%
      Highest contract charge 0.00% Service Class 2     $100.27         --                  --             --         0.01%
      All contract charges                                   --        110             $ 1,969           0.01%          --
2011  Lowest contract charge 0.00% Service Class 2      $100.26         --                  --             --         0.01%
      Highest contract charge 0.00% Service Class 2     $100.26         --                  --             --         0.01%
      All contract charges                                   --         28             $   756           0.01%          --
2010  Lowest contract charge 0.00% Service Class 2      $100.25         --                  --             --         0.07%
      Highest contract charge 0.00% Service Class 2     $100.25         --                  --             --         0.07%
      All contract charges                                   --         27             $ 1,544           0.03%          --
2009  Lowest contract charge 0.00% Service Class 2(a)   $100.18         --                  --             --         0.17%
      Highest contract charge 0.00% Service Class 2(a)  $100.18         --                  --             --         0.17%
      All contract charges                                   --        141             $14,014           0.08%          --
FIDELITY(R) VIP VALUE PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class 2      $241.99         --                  --             --        32.18%
      Highest contract charge 0.00% Service Class 2     $241.99         --                  --             --        32.18%
      All contract charges                                   --          8             $ 1,244           0.93%          --
2012  Lowest contract charge 0.00% Service Class 2      $183.08         --                  --             --        20.55%
      Highest contract charge 0.00% Service Class 2     $183.08         --                  --             --        20.55%
      All contract charges                                   --          5             $   780           1.75%          --
2011  Lowest contract charge 0.00% Service Class 2      $151.87         --                  --             --        (2.68)%
      Highest contract charge 0.00% Service Class 2     $151.87         --                  --             --        (2.68)%
      All contract charges                                   --          5             $   551           0.61%          --
2010  Lowest contract charge 0.00% Service Class 2      $156.05         --                  --             --        17.52%
      Highest contract charge 0.00% Service Class 2     $156.05         --                  --             --        17.52%
      All contract charges                                   --         35             $ 5,420           0.80%          --
2009  Lowest contract charge 0.00% Service Class 2      $132.79         --                  --             --        42.11%
      Highest contract charge 0.00% Service Class 2     $132.79         --                  --             --        42.11%
      All contract charges                                   --         41             $ 5,439           0.77%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class 2      $320.19         --                  --             --        30.18%
      Highest contract charge 0.00% Service Class 2     $320.19         --                  --             --        30.18%
      All contract charges                                   --          3             $   533           0.60%          --
2012  Lowest contract charge 0.00% Service Class 2      $245.95         --                  --             --        27.06%
      Highest contract charge 0.00% Service Class 2     $245.95         --                  --             --        27.06%
      All contract charges                                   --          3             $   426           0.43%          --
2011  Lowest contract charge 0.00% Service Class 2      $193.57         --                  --             --        (9.04)%
      Highest contract charge 0.00% Service Class 2     $193.57         --                  --             --        (9.04)%
      All contract charges                                   --          2             $   314           0.63%          --
2010  Lowest contract charge 0.00% Service Class 2      $212.80         --                  --             --        26.34%
      Highest contract charge 0.00% Service Class 2     $212.80         --                  --             --        26.34%
      All contract charges                                   --         26             $ 5,402           0.22%          --
2009  Lowest contract charge 0.00% Service Class 2      $168.44         --                  --             --        57.15%
      Highest contract charge 0.00% Service Class 2     $168.44         --                  --             --        57.15%
      All contract charges                                   --         35             $ 5,964           0.42%          --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2              $166.95         --                  --             --        29.69%
      Highest contract charge 0.90% Class 2             $161.47         --                  --             --        28.53%
      All contract charges                                   --        293             $48,326           1.58%          --
2012  Lowest contract charge 0.00% Class 2              $128.73         --                  --             --        11.96%
      Highest contract charge 0.90% Class 2             $125.63         --                  --             --        10.95%
      All contract charges                                   --        254             $32,372           1.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------
                                                        UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                        VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                       ------- ----------------- ----------------- -------------- ---------
FRANKLIN RISING DIVIDENDS SECURITIES FUND (CONTINUED)
2011  Lowest contract charge 0.00% Class 2             $114.98         --                  --             --         6.00%
      Highest contract charge 0.90% Class 2            $113.23         --                  --             --         5.05%
      All contract charges                                  --        171             $19,522           1.42%          --
2010  Lowest contract charge 0.00% Class 2(d)          $108.47         --                  --             --        17.18%
      Highest contract charge 0.90% Class 2(d)         $107.79         --                  --             --        16.53%
      All contract charges                                  --        161             $17,438           0.01%          --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2             $165.79         --                  --             --        36.24%
      Highest contract charge 0.90% Class 2            $160.35         --                  --             --        35.01%
      All contract charges                                  --         83             $ 6,511           1.36%          --
2012  Lowest contract charge 0.00% Class 2             $121.69         --                  --             --        18.39%
      Highest contract charge 0.90% Class 2            $118.77         --                  --             --        17.33%
      All contract charges                                  --         52             $ 2,522           0.80%          --
2011  Lowest contract charge 0.00% Class 2             $102.79         --                  --             --        (3.76)%
      Highest contract charge 0.90% Class 2            $101.23         --                  --             --        (4.63)%
      All contract charges                                  --         22             $ 1,980           0.74%          --
2010  Lowest contract charge 0.00% Class 2 (d)         $106.81         --                  --             --        23.02%
      Highest contract charge 0.90% Class 2 (d)        $106.14         --                  --             --        22.35%
      All contract charges                                  --          6             $   647             --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2             $125.75         --                  --             --         3.32%
      Highest contract charge 0.90% Class 2            $121.62         --                  --             --         2.38%
      All contract charges                                  --        200             $24,932           6.01%          --
2012  Lowest contract charge 0.00% Class 2             $121.71         --                  --             --        12.75%
      Highest contract charge 0.90% Class 2            $118.79         --                  --             --        11.74%
      All contract charges                                  --        160             $19,404           6.83%          --
2011  Lowest contract charge 0.00% Class 2             $107.95         --                  --             --         2.58%
      Highest contract charge 0.90% Class 2            $106.31         --                  --             --         1.65%
      All contract charges                                  --        103             $11,041           9.09%          --
2010  Lowest contract charge 0.00% Class 2 (d)         $105.24         --                  --             --         8.14%
      Highest contract charge 0.90% Class 2 (d)        $104.58         --                  --             --         7.54%
      All contract charges                                  --         43             $ 4,514           0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Service Shares      $158.73         --                  --             --        32.55%
      Highest contract charge 0.90% Service Shares     $153.52         --                  --             --        31.36%
      All contract charges                                  --         55             $ 8,694           0.50%          --
2012  Lowest contract charge 0.00% Service Shares      $119.75         --                  --             --        18.19%
      Highest contract charge 0.90% Service Shares     $116.87         --                  --             --        17.13%
      All contract charges                                  --         64             $ 7,466           1.17%          --
2011  Lowest contract charge 0.00% Service Shares      $101.32         --                  --             --        (6.59)%
      Highest contract charge 0.90% Service Shares     $ 99.78         --                  --             --        (7.44)%
      All contract charges                                  --         49             $ 4,946           0.60%          --
2010  Lowest contract charge 0.00% Service Shares(d)   $108.47         --                  --             --        23.60%
      Highest contract charge 0.90% Service Shares(d)  $107.80         --                  --             --        22.93%
      All contract charges                                  --         34             $ 3,662           1.14%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Series II           $142.85         --                  --             --        30.77%
      Highest contract charge 0.00% Series II          $142.85         --                  --             --        30.77%
      All contract charges                                  --         22             $ 1,324           2.15%          --
2012  Lowest contract charge 0.00% Series II           $109.24         --                  --             --        18.37%
      Highest contract charge 0.00% Series II          $109.24         --                  --             --        18.37%
      All contract charges                                  --          6             $   400           1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                    ------------------------------------------------------------------
                                                     UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                     VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                    ------- ----------------- ----------------- -------------- ---------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (CONTINUED)
2011   Lowest contract charge 0.00% Series II(e)    $ 92.29         --                  --             --        (7.89)%
       Highest contract charge 0.00% Series II(e)   $ 92.29         --                  --             --        (7.89)%
       All contract charges                              --          4             $   103             --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Series II       $136.24         --                  --             --         2.44%
       Highest contract charge 0.90% Series II      $131.77         --                  --             --         1.52%
       All contract charges                              --        196             $21,013           3.72%          --
2012   Lowest contract charge 0.00% Series II       $133.00         --                  --             --        27.85%
       Highest contract charge 0.90% Series II      $129.80         --                  --             --        26.70%
       All contract charges                              --        136             $16,595           0.53%          --
2011   Lowest contract charge 0.00% Series II       $104.03         --                  --             --        (6.72)%
       Highest contract charge 0.90% Series II      $102.45         --                  --             --        (7.57)%
       All contract charges                              --         76             $ 7,532           4.49%          --
2010   Lowest contract charge 0.00% Series II(d)    $111.53         --                  --             --        24.88%
       Highest contract charge 0.90% Series II(d)   $110.84         --                  --             --        24.20%
       All contract charges                              --         34             $ 3,778           3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Series II       $140.51         --                  --             --        18.71%
       Highest contract charge 0.90% Series II      $135.90         --                  --             --        17.65%
       All contract charges                              --        267             $22,026           1.06%          --
2012   Lowest contract charge 0.00% Series II       $118.36         --                  --             --        15.26%
       Highest contract charge 0.90% Series II      $115.51         --                  --             --        14.22%
       All contract charges                              --        200             $15,800           1.38%          --
2011   Lowest contract charge 0.00% Series II       $102.69         --                  --             --        (6.99)%
       Highest contract charge 0.90% Series II      $101.13         --                  --             --        (7.83)%
       All contract charges                              --        129             $12,157           0.97%          --
2010   Lowest contract charge 0.00% Series II(d)    $110.41         --                  --             --        25.38%
       Highest contract charge 0.90% Series II(d)   $109.72         --                  --             --        24.70%
       All contract charges                              --         62             $ 6,575           0.84%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Series II       $139.69         --                  --             --        28.46%
       Highest contract charge 0.90% Series II      $135.10         --                  --             --        27.31%
       All contract charges                              --         28             $ 3,685           0.54%          --
2012   Lowest contract charge 0.00% Series II       $108.74         --                  --             --        10.62%
       Highest contract charge 0.90% Series II      $106.12         --                  --             --         9.62%
       All contract charges                              --         22             $ 2,311           0.00%          --
2011   Lowest contract charge 0.00% Series II       $ 98.30         --                  --             --        (6.51)%
       Highest contract charge 0.90% Series II      $ 96.81         --                  --             --        (7.34)%
       All contract charges                              --         25             $ 2,430           0.12%          --
2010   Lowest contract charge 0.00% Series II(d)    $105.14         --                  --             --        16.03%
       Highest contract charge 0.90% Series II(d)   $104.48         --                  --             --        15.40%
       All contract charges                              --          9             $   982           0.19%          --
INVESCO V.I. SMALL CAP EQUITY FUND
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Series II       $168.91         --                  --             --        37.08%
       Highest contract charge 0.90% Series II      $163.36         --                  --             --        35.85%
       All contract charges                              --         30             $ 4,179           0.00%          --
2012   Lowest contract charge 0.00% Series II       $123.22         --                  --             --        13.66%
       Highest contract charge 0.90% Series II      $120.25         --                  --             --        12.63%
       All contract charges                              --         26             $ 2,784           0.00%          --
2011   Lowest contract charge 0.00% Series II       $108.41         --                  --             --        (0.99)%
       Highest contract charge 0.90% Series II      $106.77         --                  --             --        (1.87)%
       All contract charges                              --         28             $ 2,701             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------
                                                       UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                       VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                      ------- ----------------- ----------------- -------------- ---------
INVESCO V.I. SMALL CAP EQUITY FUND (CONTINUED)
2010  Lowest contract charge 0.00% Series II(d)       $109.49         --                  --             --        23.63%
      Highest contract charge 0.90% Series II(d)      $108.80         --                  --             --        22.96%
      All contract charges                                 --          5             $   374             --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Common Shares      $149.61         --                  --             --        29.61%
      Highest contract charge 0.00% Common Shares     $149.61         --                  --             --        29.61%
      All contract charges                                 --         27             $   944           1.44%          --
2012  Lowest contract charge 0.00% Common Shares      $115.43         --                  --             --        13.18%
      Highest contract charge 0.00% Common Shares     $115.43         --                  --             --        13.18%
      All contract charges                                 --         13             $   324           0.94%          --
2011  Lowest contract charge 0.00% Common Shares      $101.99         --                  --             --        (4.68)%
      Highest contract charge 0.00% Common Shares     $101.99         --                  --             --        (4.68)%
      All contract charges                                 --         36             $ 1,525           1.21%          --
2010  Lowest contract charge 0.00% Common Shares(d)   $107.00         --                  --             --        23.46%
      Highest contract charge 0.00% Common Shares(d)  $107.00         --                  --             --        23.46%
      All contract charges                                 --         19             $ 1,165             --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Common Shares      $134.81         --                  --             --        27.76%
      Highest contract charge 0.90% Common Shares     $130.38         --                  --             --        26.61%
      All contract charges                                 --        113             $11,601             --           --
2012  Lowest contract charge 0.00% Common Shares      $105.52         --                  --             --         1.38%
      Highest contract charge 0.90% Common Shares     $102.98         --                  --             --         0.47%
      All contract charges                                 --         84             $ 7,689             --           --
2011  Lowest contract charge 0.00% Common Shares      $104.08         --                  --             --        (9.08)%
      Highest contract charge 0.90% Common Shares     $102.50         --                  --             --        (9.90)%
      All contract charges                                 --         89             $ 7,655             --           --
2010  Lowest contract charge 0.00% Common Shares(d)   $114.48         --                  --             --        38.18%
      Highest contract charge 0.90% Common Shares(d)  $113.76         --                  --             --        37.43%
      All contract charges                                 --         19             $ 1,263             --           --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Common Shares(f)   $103.52         --                  --             --         3.73%
      Highest contract charge 0.90% Common Shares(f)  $102.92         --                  --             --         3.15%
      All contract charges                                 --         70             $ 6,145             --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Common Shares      $169.89         --                  --             --        29.94%
      Highest contract charge 0.90% Common Shares     $164.31         --                  --             --        28.77%
      All contract charges                                 --        217             $24,177           0.00%          --
2012  Lowest contract charge 0.00% Common Shares      $130.74         --                  --             --        13.56%
      Highest contract charge 0.90% Common Shares     $127.60         --                  --             --        12.53%
      All contract charges                                 --        153             $14,558           0.00%          --
2011  Lowest contract charge 0.00% Common Shares      $115.13         --                  --             --        (0.56)%
      Highest contract charge 0.90% Common Shares     $113.39         --                  --             --        (1.45)%
      All contract charges                                 --        101             $10,980           3.11%          --
2010  Lowest contract charge 0.00% Common Shares(d)   $115.78         --                  --             --        29.49%
      Highest contract charge 0.90% Common Shares(d)  $115.06         --                  --             --        28.79%
      All contract charges                                 --         38             $ 3,775             --           --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Common Shares      $199.31         --                  --             --        56.38%
      Highest contract charge 0.90% Common Shares     $132.15         --                  --             --        30.38%
      All contract charges                                 --        137             $16,143           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------
                                                        UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                        VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                       ------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP SCIENCE AND TECHNOLOGY (CONTINUED)
2012  Lowest contract charge 0.00% Common Shares       $127.45         --                  --             --        27.83%
      Highest contract charge 0.00% Common Shares      $127.45         --                  --             --        27.83%
      All contract charges                                  --         33             $ 2,665           0.00%          --
2011  Lowest contract charge 0.00% Common Shares       $ 99.70         --                  --             --        (5.77)%
      Highest contract charge 0.00% Common Shares      $ 99.70         --                  --             --        (5.77)%
      All contract charges                                  --         48             $ 4,353           3.40%          --
2010  Lowest contract charge 0.00% Common Shares(d)    $105.81         --                  --             --        18.82%
      Highest contract charge 0.00% Common Shares(d)   $105.81         --                  --             --        18.82%
      All contract charges                                  --         37             $ 3,754           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Common Shares       $153.01         --                  --             --        43.36%
      Highest contract charge 0.90% Common Shares      $147.99         --                  --             --        42.08%
      All contract charges                                  --         52             $ 6,647           0.00%          --
2012  Lowest contract charge 0.00% Common Shares       $106.73         --                  --             --         5.16%
      Highest contract charge 0.90% Common Shares      $104.16         --                  --             --         4.21%
      All contract charges                                  --         40             $ 4,028           0.00%          --
2011  Lowest contract charge 0.00% Common Shares       $101.49         --                  --             --       (10.61)%
      Highest contract charge 0.90% Common Shares      $ 99.95         --                  --             --       (11.41)%
      All contract charges                                  --         43             $ 4,084           0.84%          --
2010  Lowest contract charge 0.00% Common Shares(d)    $113.53         --                  --             --        27.53%
      Highest contract charge 0.90% Common Shares(d)   $112.82         --                  --             --        26.83%
      All contract charges                                  --         18             $ 1,854             --           --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Service Shares      $112.66         --                  --             --        (1.24)%
      Highest contract charge 0.90% Service Shares     $108.96         --                  --             --        (2.14)%
      All contract charges                                  --        463             $46,651           1.42%          --
2012  Lowest contract charge 0.00% Service Shares      $114.08         --                  --             --        22.05%
      Highest contract charge 0.90% Service Shares     $111.34         --                  --             --        20.96%
      All contract charges                                  --        414             $44,521           1.63%          --
2011  Lowest contract charge 0.00% Service Shares      $ 93.47         --                  --             --       (18.04)%
      Highest contract charge 0.90% Service Shares     $ 92.05         --                  --             --       (18.77)%
      All contract charges                                  --        359             $32,646           2.12%          --
2010  Lowest contract charge 0.00% Service Shares(d)   $114.04         --                  --             --        29.93%
      Highest contract charge 0.90% Service Shares(d)  $113.32         --                  --             --        29.22%
      All contract charges                                  --        237             $25,870           2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Service Class       $155.30         --                  --             --        27.63%
      Highest contract charge 0.90% Service Class      $150.20         --                  --             --        26.48%
      All contract charges                                  --        400             $52,025           1.49%          --
2012  Lowest contract charge 0.00% Service Class       $121.68         --                  --             --        15.93%
      Highest contract charge 0.90% Service Class      $118.75         --                  --             --        14.89%
      All contract charges                                  --        263             $28,328           1.42%          --
2011  Lowest contract charge 0.00% Service Class       $104.96         --                  --             --        (1.78)%
      Highest contract charge 0.90% Service Class      $103.36         --                  --             --        (2.67)%
      All contract charges                                  --        240             $23,500           1.11%          --
2010  Lowest contract charge 0.00% Service Class(d)    $106.86         --                  --             --        21.59%
      Highest contract charge 0.90% Service Class(d)   $106.19         --                  --             --        20.93%
      All contract charges                                  --        210             $21,007             --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Service Class       $161.15         --                  --             --        30.05%
      Highest contract charge 0.90% Service Class      $155.86         --                  --             --        28.88%
      All contract charges                                  --         12             $ 1,948           0.44%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------
                                                       UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                       VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                      ------- ----------------- ----------------- -------------- ---------
MFS(R) INVESTORS GROWTH STOCK SERIES (CONTINUED)
2012  Lowest contract charge 0.00% Service Class      $123.91         --                  --             --        16.69%
      Highest contract charge 0.90% Service Class     $120.93         --                  --             --        15.63%
      All contract charges                                 --         12            $  1,496           0.24%          --
2011  Lowest contract charge 0.00% Service Class      $106.19         --                  --             --         0.37%
      Highest contract charge 0.90% Service Class     $104.58         --                  --             --        (0.53)%
      All contract charges                                 --          7            $    819           0.52%          --
2010  Lowest contract charge 0.00% Service Class(d)   $105.80         --                  --             --        17.98%
      Highest contract charge 0.90% Service Class(d)  $105.14         --                  --             --        17.34%
      All contract charges                                 --          5            $    570             --           --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.80%*
2013  Lowest contract charge 0.00% Service Class      $156.93         --                  --             --        31.74%
      Highest contract charge 0.80% Service Class     $152.34         --                  --             --        30.69%
      All contract charges                                 --         10            $  1,500           1.06%          --
2012  Lowest contract charge 0.00% Service Class      $119.12         --                  --             --        18.82%
      Highest contract charge 0.80% Service Class     $116.57         --                  --             --        17.88%
      All contract charges                                 --          5            $    647           1.03%          --
2011  Lowest contract charge 0.00% Service Class      $100.25         --                  --             --        (2.41)%
      Highest contract charge 0.60% Service Class     $ 99.23         --                  --             --        (3.00)%
      All contract charges                                 --          2            $    193           0.80%          --
2010  Lowest contract charge 0.00% Service Class(d)   $102.73         --                  --             --        16.59%
      Highest contract charge 0.90% Service Class(d)  $102.09         --                  --             --        15.96%
      All contract charges                                 --          1            $     66             --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Service Class      $161.45         --                  --             --        20.22%
      Highest contract charge 0.00% Service Class     $161.45         --                  --             --        20.22%
      All contract charges                                 --         48            $  1,452           2.19%          --
2012  Lowest contract charge 0.00% Service Class      $134.30         --                  --             --        13.21%
      Highest contract charge 0.00% Service Class     $134.30         --                  --             --        13.21%
      All contract charges                                 --         36            $    909           7.57%          --
2011  Lowest contract charge 0.00% Service Class      $118.63         --                  --             --         6.51%
      Highest contract charge 0.00% Service Class     $118.63         --                  --             --         6.51%
      All contract charges                                 --         19            $    700           3.74%          --
2010  Lowest contract charge 0.00% Service Class(d)   $111.38         --                  --             --        24.51%
      Highest contract charge 0.00% Service Class(d)  $111.38         --                  --             --        24.51%
      All contract charges                                 --          1            $    112             --           --
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A            $251.87         --                  --             --        37.20%
      Highest contract charge 0.90% Class A           $257.24         --                  --             --        35.96%
      All contract charges                                 --        630            $384,363           0.11%          --
2012  Lowest contract charge 0.00% Class A            $183.58         --                  --             --        14.20%
      Highest contract charge 0.90% Class A           $189.20         --                  --             --        13.17%
      All contract charges                                 --        699            $312,057           0.23%          --
2011  Lowest contract charge 0.00% Class A            $160.75         --                  --             --        (6.05)%
      Highest contract charge 0.90% Class A           $167.18         --                  --             --        (6.89)%
      All contract charges                                 --        764            $303,259           0.15%          --
2010  Lowest contract charge 0.00% Class A            $171.10         --                  --             --        17.91%
      Highest contract charge 0.90% Class A           $179.55         --                  --             --        16.85%
      All contract charges                                 --        870            $363,738           0.86%
2009  Lowest contract charge 0.00% Class A            $145.11         --                  --             --        37.61%
      Highest contract charge 0.90% Class A           $153.66         --                  --             --        36.37%
      All contract charges                                 --        901            $331,262           0.39%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $128.28         --                  --             --        37.14%
      Highest contract charge 0.60% Class B  $117.96         --                  --             --        36.32%
      All contract charges                        --        222             $26,718           0.11%          --
2012  Lowest contract charge 0.00% Class B   $ 93.54         --                  --             --        14.21%
      Highest contract charge 0.60% Class B  $ 86.53         --                  --             --        13.51%
      All contract charges                        --        235             $20,720           0.23%          --
2011  Lowest contract charge 0.00% Class B   $ 81.90         --                  --             --        (6.28)%
      Highest contract charge 0.60% Class B  $ 76.23         --                  --             --        (6.83)%
      All contract charges                        --        259             $20,033           0.15%          --
2010  Lowest contract charge 0.00% Class B   $ 87.39         --                  --             --        17.61%
      Highest contract charge 0.90% Class B  $ 78.80         --                  --             --        16.56%
      All contract charges                        --        283             $23,448           0.86%          --
2009  Lowest contract charge 0.00% Class B   $ 74.30         --                  --             --        37.27%
      Highest contract charge 0.90% Class B  $ 67.61         --                  --             --        36.04%
      All contract charges                        --        261             $18,387           0.39%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $163.01         --                  --             --        (2.40)%
      Highest contract charge 0.60% Class A  $159.94         --                  --             --        (2.98)%
      All contract charges                        --        156             $22,518           1.53%          --
2012  Lowest contract charge 0.00% Class A   $167.01         --                  --             --         5.47%
      Highest contract charge 0.60% Class A  $164.86         --                  --             --         4.84%
      All contract charges                        --        159             $24,734           2.06%          --
2011  Lowest contract charge 0.00% Class A   $158.35         --                  --             --         6.08%
      Highest contract charge 0.60% Class A  $157.25         --                  --             --         5.44%
      All contract charges                        --        170             $25,718           2.61%          --
2010  Lowest contract charge 0.00% Class A   $149.28         --                  --             --         6.47%
      Highest contract charge 0.60% Class A  $149.14         --                  --             --         5.83%
      All contract charges                        --        187             $26,807           2.84%          --
2009  Lowest contract charge 0.00% Class A   $140.21         --                  --             --         8.58%
      Highest contract charge 0.60% Class A  $140.92         --                  --             --         7.93%
      All contract charges                        --        184             $24,878           3.64%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $168.02         --                  --             --        (2.35)%
      Highest contract charge 0.90% Class B  $150.75         --                  --             --        (3.23)%
      All contract charges                        --        348             $55,539           1.53%          --
2012  Lowest contract charge 0.00% Class B   $172.07         --                  --             --         5.47%
      Highest contract charge 0.90% Class B  $155.78         --                  --             --         4.52%
      All contract charges                        --        387             $63,352           2.06%          --
2011  Lowest contract charge 0.00% Class B   $163.14         --                  --             --         5.81%
      Highest contract charge 0.90% Class B  $149.04         --                  --             --         4.85%
      All contract charges                        --        414             $64,265           2.61%          --
2010  Lowest contract charge 0.00% Class B   $154.18         --                  --             --         6.20%
      Highest contract charge 0.90% Class B  $142.14         --                  --             --         5.25%
      All contract charges                        --        509             $75,116           2.84%          --
2009  Lowest contract charge 0.00% Class B   $145.18         --                  --             --         8.32%
      Highest contract charge 0.90% Class B  $135.05         --                  --             --         7.33%
      All contract charges                        --        582             $81,363           3.64%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $235.52         --                  --             --        18.18%
      Highest contract charge 0.60% Class A  $165.42         --                  --             --        17.47%
      All contract charges                        --         58             $13,412           1.17           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                               ------------------------------------------------------------------
                                                UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                               ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2012   Lowest contract charge 0.00% Class A    $199.29         --                  --             --        17.74%
       Highest contract charge 0.60% Class A   $140.81         --                  --             --        17.03%
       All contract charges                         --         62             $12,073           1.46%          --
2011   Lowest contract charge 0.00% Class A    $169.26         --                  --             --       (17.78)%
       Highest contract charge 0.60% Class A   $120.32         --                  --             --       (18.27)%
       All contract charges                         --         67             $11,163           1.66%          --
2010   Lowest contract charge 0.00% Class A    $205.86         --                  --             --         7.22%
       Highest contract charge 0.60% Class A   $147.22         --                  --             --         6.58%
       All contract charges                         --         70             $14,070           2.99%          --
2009   Lowest contract charge 0.00% Class A    $191.99         --                  --             --        30.24%
       Highest contract charge 0.60% Class A   $138.13         --                  --             --        29.45%
       All contract charges                         --         76             $14,392           1.68%          --
MULTIMANAGER INTERNATIONAL EQUITY
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Class B    $221.04         --                  --             --        18.15%
       Highest contract charge 0.90% Class B   $153.00         --                  --             --        17.08%
       All contract charges                         --        212             $36,366           1.17%          --
2012   Lowest contract charge 0.00% Class B    $187.08         --                  --             --        17.74%
       Highest contract charge 0.90% Class B   $130.68         --                  --             --        16.68%
       All contract charges                         --        234             $33,544           1.46%          --
2011   Lowest contract charge 0.00% Class B    $158.89         --                  --             --       (17.98)%
       Highest contract charge 0.90% Class B   $112.00         --                  --             --       (18.72)%
       All contract charges                         --        229             $27,589           1.66%          --
2010   Lowest contract charge 0.00% Class B    $193.73         --                  --             --         6.96%
       Highest contract charge 0.90% Class B   $137.79         --                  --             --         5.99%
       All contract charges                         --        259             $37,993           2.99%          --
2009   Lowest contract charge 0.00% Class B    $181.13         --                  --             --        29.92%
       Highest contract charge 0.90% Class B   $130.00         --                  --             --        28.75%
       All contract charges                         --        294             $40,174           1.68%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.60%*
2013   Lowest contract charge 0.00% Class A    $246.31         --                  --             --        34.31%
       Highest contract charge 0.60% Class A   $169.50         --                  --             --        33.51%
       All contract charges                         --         16             $ 4,003           0.64%          --
2012   Lowest contract charge 0.00% Class A    $183.39         --                  --             --        14.51%
       Highest contract charge 0.60% Class A   $126.96         --                  --             --        13.82%
       All contract charges                         --         18             $ 3,343           0.58%          --
2011   Lowest contract charge 0.00% Class A    $160.15         --                  --             --        (7.12)%
       Highest contract charge 0.60% Class A   $111.54         --                  --             --        (7.68)%
       All contract charges                         --         20             $ 3,235           0.43%          --
2010   Lowest contract charge 0.00% Class A    $172.43         --                  --             --        11.82%
       Highest contract charge 0.60% Class A   $120.82         --                  --             --        11.15%
       All contract charges                         --         21             $ 3,622           0.40%          --
2009   Lowest contract charge 0.00% Class A    $154.20         --                  --             --        32.84%
       Highest contract charge 0.60% Class A   $108.70         --                  --             --        32.04%
       All contract charges                         --         23             $ 3,543           1.60%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Class B    $219.33         --                  --             --        34.26%
       Highest contract charge 0.90% Class B   $158.25         --                  --             --        33.05%
       All contract charges                         --         30             $ 5,450           0.64%          --
2012   Lowest contract charge 0.00% Class B    $163.36         --                  --             --        14.50%
       Highest contract charge 0.90% Class B   $118.94         --                  --             --        13.48%
       All contract charges                         --         33             $ 4,395           0.58%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2011    Lowest contract charge 0.00% Class B    $142.67         --                  --             --        (7.35)%
        Highest contract charge 0.90% Class B   $104.81         --                  --             --        (8.19)%
        All contract charges                         --         40             $ 4,642           0.43%          --
2010    Lowest contract charge 0.00% Class B    $153.99         --                  --             --        11.54%
        Highest contract charge 0.90% Class B   $114.16         --                  --             --        10.54%
        All contract charges                         --         40             $ 5,027           0.40%          --
2009    Lowest contract charge 0.00% Class B    $138.05         --                  --             --        32.51%
        Highest contract charge 0.90% Class B   $103.27         --                  --             --        31.32%
        All contract charges                         --         36             $ 3,992           1.60%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.00% to 0.60%*
2013    Lowest contract charge 0.00% Class A    $268.26         --                  --             --        32.17%
        Highest contract charge 0.60% Class A   $189.08         --                  --             --        31.37%
        All contract charges                         --         42             $11,002           1.50%          --
2012    Lowest contract charge 0.00% Class A    $202.97         --                  --             --        15.57%
        Highest contract charge 0.60% Class A   $143.93         --                  --             --        14.88%
        All contract charges                         --         47             $ 9,269           1.19%          --
2011    Lowest contract charge 0.00% Class A    $175.62         --                  --             --        (5.29)%
        Highest contract charge 0.60% Class A   $125.29         --                  --             --        (5.85)%
        All contract charges                         --         53             $ 9,069           1.05%          --
2010    Lowest contract charge 0.00% Class A    $185.43         --                  --             --        13.44%
        Highest contract charge 0.60% Class A   $133.08         --                  --             --        12.76%
        All contract charges                         --         60             $10,690           0.93%
2009    Lowest contract charge 0.00% Class A    $163.46         --                  --             --        23.16%
        Highest contract charge 0.60% Class A   $118.02         --                  --             --        22.43%
        All contract charges                         --         63             $ 9,918           1.92%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.00% to 0.90%*
2013    Lowest contract charge 0.00% Class B    $242.62         --                  --             --        32.15%
        Highest contract charge 0.90% Class B   $179.25         --                  --             --        30.95%
        All contract charges                         --        113             $22,226           1.50%          --
2012    Lowest contract charge 0.00% Class B    $183.60         --                  --             --        15.57%
        Highest contract charge 0.90% Class B   $136.88         --                  --             --        14.52%
        All contract charges                         --        122             $18,373           1.19%          --
2011    Lowest contract charge 0.00% Class B    $158.87         --                  --             --        (5.52)%
        Highest contract charge 0.90% Class B   $119.52         --                  --             --        (6.37)%
        All contract charges                         --        141             $18,213           1.05%          --
2010    Lowest contract charge 0.00% Class B    $168.15         --                  --             --        13.15%
        Highest contract charge 0.90% Class B   $127.65         --                  --             --        12.14%
        All contract charges                         --        170             $23,298           0.93%          --
2009    Lowest contract charge 0.00% Class B    $148.60         --                  --             --        22.85%
        Highest contract charge 0.90% Class B   $113.84         --                  --             --        21.75%
        All contract charges                         --        203             $24,443           1.92%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 0.00% to 0.60%*
2013    Lowest contract charge 0.00% Class A    $347.33         --                  --             --        40.15%
        Highest contract charge 0.60% Class A   $197.53         --                  --             --        39.31%
        All contract charges                         --         36             $12,410           0.00%          --
2012    Lowest contract charge 0.00% Class A    $247.82         --                  --             --        15.45%
        Highest contract charge 0.60% Class A   $141.79         --                  --             --        14.76%
        All contract charges                         --         39             $ 9,635           0.00%          --
2011    Lowest contract charge 0.00% Class A    $214.65         --                  --             --        (7.65)%
        Highest contract charge 0.60% Class A   $123.55         --                  --             --        (8.21)%
        All contract charges                         --         43             $ 9,091             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2010  Lowest contract charge 0.00% Class A   $232.43         --                  --             --        27.20%
      Highest contract charge 0.60% Class A  $134.60         --                  --             --        26.44%
      All contract charges                        --         47             $10,811             --           --
2009  Lowest contract charge 0.00% Class A   $182.73         --                  --             --        42.13%
      Highest contract charge 0.60% Class A  $106.45         --                  --             --        41.28%
      All contract charges                        --         52             $ 9,201             --           --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $306.77         --                  --             --        40.17%
      Highest contract charge 0.90% Class B  $177.69         --                  --             --        38.91%
      All contract charges                        --        115             $22,530           0.00%          --
2012  Lowest contract charge 0.00% Class B   $218.86         --                  --             --        15.45%
      Highest contract charge 0.90% Class B  $127.92         --                  --             --        14.41%
      All contract charges                        --        129             $17,782           0.00%          --
2011  Lowest contract charge 0.00% Class B   $189.57         --                  --             --        (7.88)%
      Highest contract charge 0.90% Class B  $111.81         --                  --             --        (8.71)%
      All contract charges                        --        133             $16,020             --           --
2010  Lowest contract charge 0.00% Class B   $205.79         --                  --             --        26.88%
      Highest contract charge 0.90% Class B  $122.48         --                  --             --        25.74%
      All contract charges                        --        153             $19,965             --           --
2009  Lowest contract charge 0.00% Class B   $162.19         --                  --             --        41.78%
      Highest contract charge 0.90% Class B  $ 97.40         --                  --             --        40.49%
      All contract charges                        --        167             $17,174             --           --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $354.71         --                  --             --        35.59%
      Highest contract charge 0.60% Class A  $219.12         --                  --             --        34.78%
      All contract charges                        --         49             $12,048           0.35%          --
2012  Lowest contract charge 0.00% Class A   $261.60         --                  --             --        14.82%
      Highest contract charge 0.60% Class A  $162.58         --                  --             --        14.13%
      All contract charges                        --         52             $10,487           0.37%          --
2011  Lowest contract charge 0.00% Class A   $227.83         --                  --             --       (13.11)%
      Highest contract charge 0.60% Class A  $142.45         --                  --             --       (13.63)%
      All contract charges                        --         52             $ 9,552           0.06%          --
2010  Lowest contract charge 0.00% Class A   $262.21         --                  --             --        25.23%
      Highest contract charge 0.60% Class A  $164.93         --                  --             --        24.48%
      All contract charges                        --         54             $11,972           0.80%          --
2009  Lowest contract charge 0.00% Class A   $209.39         --                  --             --        44.72%
      Highest contract charge 0.60% Class A  $132.50         --                  --             --        43.86%
      All contract charges                        --         51             $ 9,941           3.12%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $232.36         --                  --             --        35.59%
      Highest contract charge 0.90% Class B  $208.47         --                  --             --        34.38%
      All contract charges                        --        183             $39,817           0.35%          --
2012  Lowest contract charge 0.00% Class B   $171.37         --                  --             --        14.82%
      Highest contract charge 0.90% Class B  $155.14         --                  --             --        13.78%
      All contract charges                        --        211             $34,090           0.37%          --
2011  Lowest contract charge 0.00% Class B   $149.25         --                  --             --       (13.33)%
      Highest contract charge 0.90% Class B  $136.35         --                  --             --       (14.11)%
      All contract charges                        --        238             $33,687           0.06%          --
2010  Lowest contract charge 0.00% Class B   $172.21         --                  --             --        24.91%
      Highest contract charge 0.90% Class B  $158.75         --                  --             --        23.79%
      All contract charges                        --        291             $47,906           0.80%          --
2009  Lowest contract charge 0.00% Class B   $137.87         --                  --             --        44.36%
      Highest contract charge 0.90% Class B  $128.24         --                  --             --        43.06%
      All contract charges                        --        317             $42,070           3.12%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class A   $223.98         --                  --             --        (1.01)%
      Highest contract charge 0.90% Class A  $225.04         --                  --             --        (1.90)%
      All contract charges                        --        306            $ 82,633           3.46%          --
2012  Lowest contract charge 0.00% Class A   $226.26         --                  --             --         5.33%
      Highest contract charge 0.90% Class A  $229.40         --                  --             --         4.38%
      All contract charges                        --        317            $ 91,216           2.25%          --
2011  Lowest contract charge 0.00% Class A   $214.82         --                  --             --         5.33%
      Highest contract charge 0.90% Class A  $219.78         --                  --             --         4.39%
      All contract charges                        --        335            $ 94,119           2.13%          --
2010  Lowest contract charge 0.00% Class A   $203.94         --                  --             --         6.89%
      Highest contract charge 0.90% Class A  $210.54         --                  --             --         5.93%
      All contract charges                        --        413            $108,715           2.75%          --
2009  Lowest contract charge 0.00% Class A   $190.79         --                  --             --         9.92%
      Highest contract charge 0.90% Class A  $198.75         --                  --             --         8.93%
      All contract charges                        --        464            $115,385           4.64%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class B   $135.49         --                  --             --        (0.87)%
      Highest contract charge 0.60% Class B  $107.13         --                  --             --        (1.46)%
      All contract charges                        --        149            $ 16,905           3.46%          --
2012  Lowest contract charge 0.00% Class B   $136.68         --                  --             --         5.32%
      Highest contract charge 0.60% Class B  $108.72         --                  --             --         4.69%
      All contract charges                        --        153            $ 17,509           2.25%          --
2011  Lowest contract charge 0.00% Class B   $129.77         --                  --             --         5.08%
      Highest contract charge 0.60% Class B  $103.85         --                  --             --         4.45%
      All contract charges                        --        160            $ 17,351           3.87%          --
2010  Lowest contract charge 0.00% Class B   $123.50         --                  --             --         6.63%
      Highest contract charge 0.90% Class B  $ 95.76         --                  --             --         5.67%
      All contract charges                        --        171            $ 17,687           2.75%          --
2009  Lowest contract charge 0.00% Class B   $115.82         --                  --             --         9.65%
      Highest contract charge 0.90% Class B  $ 90.62         --                  --             --         8.66%
      All contract charges                        --        171            $ 16,486           4.64%          --
MUTLIMANAGER SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $194.74         --                  --             --        47.78%
      Highest contract charge 0.90% Class B  $125.08         --                  --             --        46.45%
      All contract charges                        --         82            $ 13,549           0.00%          --
2012  Lowest contract charge 0.00% Class B   $131.78         --                  --             --        11.38%
      Highest contract charge 0.90% Class B  $ 85.41         --                  --             --        10.38%
      All contract charges                        --         69            $  7,825           0.00%          --
2011  Lowest contract charge 0.00% Class B   $118.32         --                  --             --       (15.68)%
      Highest contract charge 0.90% Class B  $ 77.38         --                  --             --       (16.45)%
      All contract charges                        --         68            $  7,065             --           --
2010  Lowest contract charge 0.00% Class B   $140.33         --                  --             --        27.65%
      Highest contract charge 0.90% Class B  $ 92.61         --                  --             --        26.51%
      All contract charges                        --         70            $  8,519             --           --
2009  Lowest contract charge 0.00% Class B   $109.93         --                  --             --        34.54%
      Highest contract charge 0.90% Class B  $ 73.21         --                  --             --        33.32%
      All contract charges                        --         69            $  6,549             --           --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $293.14         --                  --             --        42.77%
      Highest contract charge 0.60% Class A  $275.62         --                  --             --        41.91%
      All contract charges                        --         56            $ 16,244           0.55%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                              VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                             ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2012  Lowest contract charge 0.00% Class A   $205.33         --                  --             --        16.77%
      Highest contract charge 0.60% Class A  $194.22         --                  --             --        16.07%
      All contract charges                        --         61             $12,385           0.59%          --
2011  Lowest contract charge 0.00% Class A   $175.84         --                  --             --        (8.79)%
      Highest contract charge 0.60% Class A  $167.33         --                  --             --        (9.34)%
      All contract charges                        --         65             $11,397           0.16%          --
2010  Lowest contract charge 0.00% Class A   $192.78         --                  --             --        24.82%
      Highest contract charge 0.60% Class A  $184.56         --                  --             --        24.07%
      All contract charges                        --         70             $13,507           0.26%          --
2009  Lowest contract charge 0.00% Class A   $154.45         --                  --             --        26.73%
      Highest contract charge 0.60% Class A  $148.76         --                  --             --        25.97%
      All contract charges                        --         74             $11,427           1.14%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $307.45         --                  --             --        42.72%
      Highest contract charge 0.90% Class B  $269.39         --                  --             --        41.44%
      All contract charges                        --         69             $20,126           0.55%          --
2012  Lowest contract charge 0.00% Class B   $215.42         --                  --             --        16.77%
      Highest contract charge 0.90% Class B  $190.46         --                  --             --        15.72%
      All contract charges                        --         73             $14,727           0.59%          --
2011  Lowest contract charge 0.00% Class B   $184.48         --                  --             --        (9.02)%
      Highest contract charge 0.90% Class B  $164.59         --                  --             --        (9.83)%
      All contract charges                        --         80             $13,785           0.16%          --
2010  Lowest contract charge 0.00% Class B   $202.76         --                  --             --        24.50%
      Highest contract charge 0.90% Class B  $182.54         --                  --             --        23.39%
      All contract charges                        --         94             $17,887           0.26%          --
2009  Lowest contract charge 0.00% Class B   $162.86         --                  --             --        26.42%
      Highest contract charge 0.90% Class B  $147.95         --                  --             --        25.28%
      All contract charges                        --        108             $16,637           1.14%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2013  Lowest contract charge 0.00% Class A   $386.60         --                  --             --        35.59%
      Highest contract charge 0.60% Class A  $201.18         --                  --             --        34.78%
      All contract charges                        --         43             $15,169           0.00%          --
2012  Lowest contract charge 0.00% Class A   $285.13         --                  --             --        13.43%
      Highest contract charge 0.60% Class A  $149.27         --                  --             --        12.74%
      All contract charges                        --         47             $12,141           0.00%          --
2011  Lowest contract charge 0.00% Class A   $251.38         --                  --             --        (4.58)%
      Highest contract charge 0.60% Class A  $132.40         --                  --             --        (5.14)%
      All contract charges                        --         51             $12,242             --           --
2010  Lowest contract charge 0.00% Class A   $263.44         --                  --             --        18.00%
      Highest contract charge 0.60% Class A  $139.58         --                  --             --        17.29%
      All contract charges                        --         51             $12,775             --           --
2009  Lowest contract charge 0.00% Class A   $223.26         --                  --             --        58.84%
      Highest contract charge 0.60% Class A  $119.01         --                  --             --        57.88%
      All contract charges                        --         55             $11,948             --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class B   $314.29         --                  --             --        35.59%
      Highest contract charge 0.90% Class B  $173.81         --                  --             --        34.37%
      All contract charges                        --        353             $69,150           0.00%          --
2012  Lowest contract charge 0.00% Class B   $231.80         --                  --             --        13.43%
      Highest contract charge 0.90% Class B  $129.35         --                  --             --        12.40%
      All contract charges                        --        403             $57,987           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------
                                                             UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                             VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                            ------- ----------------- ----------------- -------------- ---------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2011  Lowest contract charge 0.00% Class B                  $204.36         --                  --             --        (4.82)%
      Highest contract charge 0.90% Class B                 $115.08         --                  --             --        (5.67)%
      All contract charges                                       --        465             $59,503             --           --
2010  Lowest contract charge 0.00% Class B                  $214.70         --                  --             --        17.70%
      Highest contract charge 0.90% Class B                 $122.00         --                  --             --        16.65%
      All contract charges                                       --        502             $68,052             --           --
2009  Lowest contract charge 0.00% Class B                  $182.41         --                  --             --        58.44%
      Highest contract charge 0.90% Class B                 $104.59         --                  --             --        57.02%
      All contract charges                                       --        577             $68,071             --           --
MUTUAL SHARES SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2                  $149.35         --                  --             --        28.26%
      Highest contract charge 0.90% Class 2                 $144.45         --                  --             --        27.11%
      All contract charges                                       --        107             $12,070           2.07%          --
2012  Lowest contract charge 0.00% Class 2                  $116.44         --                  --             --        14.24%
      Highest contract charge 0.90% Class 2                 $113.64         --                  --             --        13.21%
      All contract charges                                       --         91             $ 8,442           2.20%          --
2011  Lowest contract charge 0.00% Class 2                  $101.93         --                  --             --        (1.04)%
      Highest contract charge 0.90% Class 2                 $100.38         --                  --             --        (1.93)%
      All contract charges                                       --         83             $ 8,046           2.49%          --
2010  Lowest contract charge 0.00% Class 2(d)               $103.00         --                  --             --        13.77%
      Highest contract charge 0.90% Class 2(d)              $102.36         --                  --             --        13.15%
      All contract charges                                       --         73             $ 7,154           0.60%          --
NATURAL RESOURCES PORTFOLIO
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class II                 $ 86.41         --                  --             --         9.75%
      Lowest contract charge 0.00% Class II                 $ 86.41         --                  --             --         9.76%
      All contract charges                                       --        123             $ 9,220           0.00%          --
2012  Lowest contract charge 0.00% Class II                 $ 78.73         --                  --             --        (2.92)%
      Lowest contract charge 0.00% Class II                 $ 78.73         --                  --             --        (2.92)%
      All contract charges                                       --        175             $13,286           0.00%          --
2011  Lowest contract charge 0.00% Class II                 $ 81.10         --                  --             --       (19.34)%
      Lowest contract charge 0.00% Class II                 $ 81.10         --                  --             --       (19.34)%
      All contract charges                                       --        302             $24,330             --           --
2010  Lowest contract charge 0.00% Class II                 $100.55         --                  --             --        27.48%
      Lowest contract charge 0.00% Class II                 $100.55         --                  --             --        27.48%
      All contract charges                                       --        383             $38,117           0.07%          --
2009  Lowest contract charge 0.00% Class II                 $ 78.88         --                  --             --        76.42%
      Lowest contract charge 0.00% Class II                 $ 78.88         --                  --             --        76.42%
      All contract charges                                       --        367             $28,942           0.28%          --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Advisor Share Class      $102.96         --                  --             --       (14.71)%
      Highest contract charge 0.90% Advisor Share Class     $ 99.58         --                  --             --       (15.48)%
      All contract charges                                       --         98             $10,045           1.64%          --
2012  Lowest contract charge 0.00% Advisor Share Class      $120.72         --                  --             --         5.12%
      Highest contract charge 0.90% Advisor Share Class     $117.82         --                  --             --         4.18%
      All contract charges                                       --         88             $10,567           2.47%          --
2011  Lowest contract charge 0.00% Advisor Share Class      $114.84         --                  --             --        (7.54)%
      Highest contract charge 0.90% Advisor Share Class     $113.09         --                  --             --        (8.38)%
      All contract charges                                       --         69             $ 7,846          14.44%          --
2010  Lowest contract charge 0.00% Advisor Share Class(d)   $124.21         --                  --             --        35.40%
      Highest contract charge 0.90% Advisor Share Class(d)  $123.43         --                  --             --        34.68%
      All contract charges                                       --         24             $ 2,992           9.67%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                                  YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------
                                                             UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                             VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                            ------- ----------------- ----------------- -------------- ---------
PIMCO REAL RETURN PORTFOLIO
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Advisor Share Class      $115.58         --                  --             --        (9.31)%
      Highest contract charge 0.90% Advisor Share Class     $111.78         --                  --             --       (10.12)%
      All contract charges                                       --        320             $29,938           1.51%          --
2012  Lowest contract charge 0.00% Advisor Share Class      $127.44         --                  --             --         8.65%
      Highest contract charge 0.90% Advisor Share Class     $124.37         --                  --             --         7.67%
      All contract charges                                       --        366             $40,719           0.92%          --
2011  Lowest contract charge 0.00% Advisor Share Class      $117.29         --                  --             --        11.57%
      Highest contract charge 0.90% Advisor Share Class     $115.51         --                  --             --        10.57%
      All contract charges                                       --        263             $26,875           1.76%          --
2010  Lowest contract charge 0.00% Advisor Share Class(d)   $105.13         --                  --             --         3.84%
      Highest contract charge 0.90% Advisor Share Class(d)  $104.47         --                  --             --         3.27%
      All contract charges                                       --        116             $ 9,350           2.45%          --
PIMCO TOTAL RETURN PORTFOLIO
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Advisor Share Class      $116.15         --                  --             --        (2.06)%
      Highest contract charge 0.90% Advisor Share Class     $112.34         --                  --             --        (2.94)%
      All contract charges                                       --        873             $66,772           2.11%          --
2012  Lowest contract charge 0.00% Advisor Share Class      $118.59         --                  --             --         9.49%
      Highest contract charge 0.90% Advisor Share Class     $115.74         --                  --             --         8.51%
      All contract charges                                       --        816             $70,878           2.48%          --
2011  Lowest contract charge 0.00% Advisor Share Class      $108.31         --                  --             --         3.51%
      Highest contract charge 0.90% Advisor Share Class     $106.66         --                  --             --         2.58%
      All contract charges                                       --        532             $54,786           2.54%          --
2010  Lowest contract charge 0.00% Advisor Share Class(d)   $104.64         --                  --             --         3.97%
      Highest contract charge 0.90% Advisor Share Class(d)  $103.98         --                  --             --         3.40%
      All contract charges                                       --        367             $37,174           6.61%          --
T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class II                 $153.66         --                  --             --        29.41%
      Highest contract charge 0.90% Class II                $148.62         --                  --             --        28.24%
      All contract charges                                       --        136             $20,548           1.35%          --
2012  Lowest contract charge 0.00% Class II                 $118.74         --                  --             --        16.92%
      Highest contract charge 0.90% Class II                $115.89         --                  --             --        15.87%
      All contract charges                                       --        111             $13,048           1.98%          --
2011  Lowest contract charge 0.00% Class II                 $101.56         --                  --             --        (1.01)%
      Highest contract charge 0.90% Class II                $100.02         --                  --             --        (1.90)%
      All contract charges                                       --         93             $ 9,413           1.61%          --
2010  Lowest contract charge 0.00% Class II(d)              $102.60         --                  --             --        16.44%
      Highest contract charge 0.90% Class II(d)             $101.96         --                  --             --        15.80%
      All contract charges                                       --         52             $ 5,337           1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO -- II
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class II                 $231.83         --                  --             --        50.51%
      Highest contract charge 0.00% Class II                $231.83         --                  --             --        50.51%
      All contract charges                                       --         49             $ 5,013             --           --
2012  Lowest contract charge 0.00% Class II                 $154.03         --                  --             --        31.00%
      Highest contract charge 0.00% Class II                $154.03         --                  --             --        31.00%
      All contract charges                                       --         22             $ 2,484             --           --
2011  Lowest contract charge 0.00% Class II                 $117.58         --                  --             --        10.38%
      Highest contract charge 0.00% Class II                $117.58         --                  --             --        10.38%
      All contract charges                                       --         23             $ 2,213             --           --
2010  Lowest contract charge 0.00% Class II(d)              $106.52         --                  --             --        18.99%
      Highest contract charge 0.00% Class II(d)             $106.52         --                  --             --        18.99%
      All contract charges                                       --          7             $   769             --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------------------------------------
                                             UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                             VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                            ------- ----------------- ----------------- -------------- ---------
TARGET 2015 ALLOCATION
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B  $132.77        --                  --              --        14.07%
      Lowest contract charge 0.00% Class B  $132.77        --                  --              --        14.07%
      All contract charges                       --         2              $  118            0.59%          --
2012  Lowest contract charge 0.00% Class B  $116.39        --                  --              --        10.86%
      Lowest contract charge 0.00% Class B  $116.39        --                  --              --        10.86%
      All contract charges                       --         7              $  661            0.31%          --
2011  Lowest contract charge 0.00% Class B  $104.99        --                  --              --        (2.81)%
      Lowest contract charge 0.00% Class B  $104.99        --                  --              --        (2.81)%
      All contract charges                       --        30              $3,123            1.52%          --
2010  Lowest contract charge 0.00% Class B  $108.03        --                  --              --        10.73%
      Lowest contract charge 0.00% Class B  $108.03        --                  --              --        10.73%
      All contract charges                       --        58              $6,259            2.22%          --
2009  Lowest contract charge 0.00% Class B  $ 97.56        --                  --              --        20.30%
      Lowest contract charge 0.00% Class B  $ 97.56        --                  --              --        20.30%
      All contract charges                       --        37              $3,250            6.33%          --
TARGET 2025 ALLOCATION
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B  $136.37        --                  --              --        19.10%
      Lowest contract charge 0.00% Class B  $136.37        --                  --              --        19.10%
      All contract charges                       --        27              $  506            1.01%          --
2012  Lowest contract charge 0.00% Class B  $114.50        --                  --              --        12.85%
      Lowest contract charge 0.00% Class B  $114.50        --                  --              --        12.85%
      All contract charges                       --        23              $1,025            0.27%          --
2011  Lowest contract charge 0.00% Class B  $101.46        --                  --              --        (3.91)%
      Lowest contract charge 0.00% Class B  $101.46        --                  --              --        (3.91)%
      All contract charges                       --        55              $5,145            1.44%          --
2010  Lowest contract charge 0.00% Class B  $105.59        --                  --              --        11.94%
      Lowest contract charge 0.00% Class B  $105.59        --                  --              --        11.94%
      All contract charges                       --        71              $7,295            3.51%          --
2009  Lowest contract charge 0.00% Class B  $ 94.32        --                  --              --        23.20%
      Lowest contract charge 0.00% Class B  $ 94.32        --                  --              --        23.20%
      All contract charges                       --        18              $1,631            5.94%          --
TARGET 2035 ALLOCATION
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B  $138.59        --                  --              --        22.25%
      Lowest contract charge 0.00% Class B  $138.59        --                  --              --        22.25%
      All contract charges                       --        12              $  760            2.05%          --
2012  Lowest contract charge 0.00% Class B  $113.37        --                  --              --        14.11%
      Lowest contract charge 0.00% Class B  $113.37        --                  --              --        14.11%
      All contract charges                       --         8              $  263            0.06%          --
2011  Lowest contract charge 0.00% Class B  $ 99.35        --                  --              --        (4.64)%
      Lowest contract charge 0.00% Class B  $ 99.35        --                  --              --        (4.64)%
      All contract charges                       --        76              $7,180            1.43%          --
2010  Lowest contract charge 0.00% Class B  $104.18        --                  --              --        12.73%
      Lowest contract charge 0.00% Class B  $104.18        --                  --              --        12.73%
      All contract charges                       --        65              $6,616            3.41%          --
2009  Lowest contract charge 0.00% Class B  $ 92.42        --                  --              --        25.56%
      Lowest contract charge 0.00% Class B  $ 92.42        --                  --              --        25.56%
      All contract charges                       --        14              $1,281            6.51%          --
TARGET 2045 ALLOCATION
      Unit Value 0.00% to 0.00%*
2013  Lowest contract charge 0.00% Class B  $139.27        --                  --              --        25.22%
      Lowest contract charge 0.00% Class B  $139.27        --                  --              --        25.22%
      All contract charges                       --         7              $  209            1.29%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2013

7. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                ------------------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                 VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                ------- ----------------- ----------------- -------------- ---------
TARGET 2045 ALLOCATION (CONTINUED)
2012  Lowest contract charge 0.00% Class B      $111.22         --                  --             --        15.43%
      Lowest contract charge 0.00% Class B      $111.22         --                  --             --        15.43%
      All contract charges                           --          9             $   349           0.41%          --
2011  Lowest contract charge 0.00% Class B      $ 96.35         --                  --             --        (5.53)%
      Lowest contract charge 0.00% Class B      $ 96.35         --                  --             --        (5.53)%
      All contract charges                           --         16             $ 1,148           1.10%          --
2010  Lowest contract charge 0.00% Class B      $101.99         --                  --             --        13.28%
      Lowest contract charge 0.00% Class B      $101.99         --                  --             --        13.28%
      All contract charges                           --         14             $ 1,246           3.51%          --
2009  Lowest contract charge 0.00% Class B      $ 90.03         --                  --             --        27.76%
      Lowest contract charge 0.00% Class B      $ 90.03         --                  --             --        27.76%
      All contract charges                           --          3             $   153           3.68%          --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2      $107.20         --                  --             --        (0.92)%
      Highest contract charge 0.90% Class 2     $103.68         --                  --             --        (1.82)%
      All contract charges                           --         92             $ 9,698           1.95%          --
2012  Lowest contract charge 0.00% Class 2      $108.20         --                  --             --        13.16%
      Highest contract charge 0.90% Class 2     $105.60         --                  --             --        12.14%
      All contract charges                           --         91             $ 9,640           1.42%          --
2011  Lowest contract charge 0.00% Class 2      $ 95.62         --                  --             --       (15.85)%
      Highest contract charge 0.90% Class 2     $ 94.17         --                  --             --       (16.61)%
      All contract charges                           --         79             $ 7,494           1.03%          --
2010  Lowest contract charge 0.00% Class 2(d)   $113.63         --                  --             --        34.35%
      Highest contract charge 0.90% Class 2(d)  $112.93         --                  --             --        33.61%
      All contract charges                           --         38             $ 4,357           0.10%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2      $121.91         --                  --             --         1.63%
      Highest contract charge 0.90% Class 2     $117.90         --                  --             --         0.71%
      All contract charges                           --        531             $54,314           5.00%          --
2012  Lowest contract charge 0.00% Class 2      $119.95         --                  --             --        15.06%
      Highest contract charge 0.90% Class 2     $117.07         --                  --             --        14.03%
      All contract charges                           --        627             $71,476           6.27%          --
2011  Lowest contract charge 0.00% Class 2      $104.25         --                  --             --        (0.87)%
      Highest contract charge 0.90% Class 2     $102.67         --                  --             --        (1.76)%
      All contract charges                           --        558             $56,997           5.42%          --
2010  Lowest contract charge 0.00% Class 2(d)   $105.16         --                  --             --        11.61%
      Highest contract charge 0.90% Class 2(d)  $104.51         --                  --             --        11.00%
      All contract charges                           --        165             $17,145           0.05%          --
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 0.00% to 0.90%*
2013  Lowest contract charge 0.00% Class 2      $153.79         --                  --             --        30.82%
      Highest contract charge 0.90% Class 2     $148.74         --                  --             --        29.64%
      All contract charges                           --         29             $ 4,333           2.50%          --
2012  Lowest contract charge 0.00% Class 2      $117.56         --                  --             --        21.07%
      Highest contract charge 0.90% Class 2     $114.73         --                  --             --        19.97%
      All contract charges                           --         11             $ 1,364           2.11%          --
2011  Lowest contract charge 0.00% Class 2      $ 97.10         --                  --             --        (6.97)%
      Highest contract charge 0.90% Class 2     $ 95.63         --                  --             --        (7.81)%
      All contract charges                           --         10             $ 1,008           1.34%          --
2010  Lowest contract charge 0.00% Class 2(d)   $104.38         --                  --             --        19.84%
      Highest contract charge 0.90% Class 2(d)  $103.73         --                  --             --        19.19%
      All contract charges                           --          3             $   326           0.00%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2013

7. Financial Highlights (Concluded)

                                                                                  YEARS ENDED DECEMBER 31,
                                                            ------------------------------------------------------------------
                                                             UNIT   UNITS OUTSTANDING   ACCUMULATION      INVESTMENT     TOTAL
                                                             VALUE       (000S)       UNIT VALUE (000S) INCOME RATIO** RETURN***
                                                            ------- ----------------- ----------------- -------------- ---------
VAN ECK VIP GLOBAL HARD ASSETS FUND
       Unit Value 0.00% to 0.90%*
2013   Lowest contract charge 0.00% Class S                 $110.99         --                  --             --        10.30%
       Highest contract charge 0.90% Class S                $107.34         --                  --             --         9.30%
       All contract charges                                      --        115             $12,630           0.51%          --
2012   Lowest contract charge 0.00% Class S                 $100.63         --                  --             --         3.10%
       Highest contract charge 0.90% Class S                $ 98.21         --                  --             --         2.18%
       All contract charges                                      --        118             $11,742           0.65%          --
2011   Lowest contract charge 0.00% Class S                 $ 97.60         --                  --             --       (16.69)%
       Highest contract charge 0.90% Class S                $ 96.11         --                  --             --       (17.45)%
       All contract charges                                      --        102             $ 9,923           0.63%          --
2010   Lowest contract charge 0.00% Class S(d)              $117.15         --                  --             --        42.78%
       Highest contract charge 0.90% Class S(d)             $116.42         --                  --             --        41.99%
       All contract charges                                      --         35             $ 4,065             --           --
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
       Unit Value 0.60%*
2013   Lowest contract charge 0.60% Investor Share Class    $187.12         --                  --             --        31.39%
       Highest contract charge 0.60% Investor Share Class   $187.12         --                  --             --        31.39%
       All contract charges                                      --         34             $ 6,456           4.22%          --
2012   Lowest contract charge 0.60% Investor Share Class    $142.42         --                  --             --        15.16%
       Highest contract charge 0.60% Investor Share Class   $142.42         --                  --             --        15.16%
       All contract charges                                      --         33             $ 4,681           1.76%          --
2011   Lowest contract charge 0.60% Investor Share Class    $123.67         --                  --             --         1.32%
       Highest contract charge 0.60% Investor Share Class   $123.67         --                  --             --         1.32%
       All contract charges                                      --         29             $ 3,537           1.67%          --
2010   Lowest contract charge 0.60% Investor Share Class    $122.06         --                  --             --        14.22%
       Highest contract charge 0.60% Investor Share Class   $122.06         --                  --             --        14.22%
       All contract charges                                      --         51             $ 6,230           1.98%          --
2009   Lowest contract charge 0.60% Investor Share Class    $106.86         --                  --             --        25.68%
       Highest contract charge 0.60% Investor Share Class   $106.86         --                  --             --        25.68%
       All contract charges                                      --         48             $ 5,109           2.63%          --

  (a)Units were made available on May 1, 2009.
  (b)Units were made available on September 11, 2009.
  (c)Units were made available on September 18, 2009.
  (d)Units were made available on May 24, 2010.
  (e)Units were made available on May 2, 2011.
  (f)Units were made available on May 20, 2013.
  * This ratio represents the annual contract expenses consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.
  ** This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.
  ***This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2013 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2013 and 2012.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2013, 2012 and 2011............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2013, 2012 and 2011. F-4
 Consolidated Statements of Equity, Years Ended December 31, 2013, 2012 and 2011...................... F-5
 Consolidated Statements of Cash Flows, Years Ended December 31, 2013, 2012 and 2011.................. F-6
 Notes to Consolidated Financial Statements........................................................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 10, 2014

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                                                      2013        2012
                                                   ----------  ----------
                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair
   value.......................................... $   29,419  $   33,607
  Mortgage loans on real estate...................      5,684       5,059
  Equity real estate, held for the production of
   income.........................................          3           4
  Policy loans....................................      3,434       3,512
  Other equity investments........................      1,863       1,643
  Trading securities..............................      4,221       2,309
  Other invested assets...........................      1,353       1,828
                                                   ----------  ----------
   Total investments..............................     45,977      47,962
Cash and cash equivalents.........................      2,283       3,162
Cash and securities segregated, at fair value.....        981       1,551
Broker-dealer related receivables.................      1,539       1,605
Deferred policy acquisition costs.................      3,874       3,728
Goodwill and other intangible assets, net.........      3,703       3,673
Amounts due from reinsurers.......................      3,934       3,847
Loans to affiliates...............................      1,088       1,037
Guaranteed minimum income benefit reinsurance
  asset, at fair value............................      6,747      11,044
Other assets......................................      4,418       5,095
Separate Accounts' assets.........................    108,857      94,139
                                                   ----------  ----------

TOTAL ASSETS...................................... $  183,401  $  176,843
                                                   ==========  ==========

LIABILITIES
Policyholders' account balances................... $   30,340  $   28,263
Future policy benefits and other policyholders
  liabilities.....................................     21,697      22,687
Broker-dealer related payables....................        538         664
Customers related payables........................      1,698       2,562
Amounts due to reinsurers.........................         71          75
Short-term and long-term debt.....................        468         523
Loans from affiliates.............................        825       1,325
Current and deferred income taxes.................      2,813       5,172
Other liabilities.................................      2,653       3,503
Separate Accounts' liabilities....................    108,857      94,139
                                                   ----------  ----------
   Total liabilities..............................    169,960     158,913
                                                   ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares
   authorized, issued and outstanding.............          2           2
  Capital in excess of par value..................      5,934       5,992
  Retained earnings...............................      5,205       9,125
  Accumulated other comprehensive income (loss)...       (603)        317
                                                   ----------  ----------
   Total AXA Equitable's equity...................     10,538      15,436
                                                   ----------  ----------
Noncontrolling interest...........................      2,903       2,494
                                                   ----------  ----------
   Total equity...................................     13,441      17,930
                                                   ----------  ----------

TOTAL LIABILITIES AND EQUITY...................... $  183,401  $  176,843
                                                   ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                              2013       2012       2011
                                            --------  ---------  ---------
                                                     (IN MILLIONS)
REVENUES
Universal life and investment-type
  product policy fee income................ $  3,546  $   3,334  $   3,312
Premiums...................................      496        514        533
Net investment income (loss):
  Investment income (loss) from
   derivative instruments..................   (2,866)      (978)     2,374
  Other investment income (loss)...........    2,237      2,316      2,128
                                            --------  ---------  ---------
   Total net investment income (loss)......     (629)     1,338      4,502
                                            --------  ---------  ---------
Investment gains (losses), net:
  Total other-than-temporary impairment
   losses..................................      (81)       (96)       (36)
  Portion of loss recognized in other
   comprehensive income (loss).............       15          2          4
                                            --------  ---------  ---------
   Net impairment losses recognized........      (66)       (94)       (32)
  Other investment gains (losses), net.....      (33)        (3)       (15)
                                            --------  ---------  ---------
     Total investment gains (losses),
       net.................................      (99)       (97)       (47)
                                            --------  ---------  ---------
Commissions, fees and other income.........    3,823      3,574      3,631
Increase (decrease) in the fair value
  of the reinsurance contract asset........   (4,297)       497      5,941
                                            --------  ---------  ---------
     Total revenues........................    2,840      9,160     17,872
                                            --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits....................    1,691      2,989      4,360
Interest credited to policyholders'
  account balances.........................    1,373      1,166        999
Compensation and benefits..................    1,743      1,672      2,263
Commissions................................    1,160      1,248      1,195
Distribution related payments..............      423        367        303
Amortization of deferred sales
  commissions..............................       41         40         38
Interest expense...........................       88        108        106
Amortization of deferred policy
  acquisition costs........................      580        576      3,620
Capitalization of deferred policy
  acquisition costs........................     (655)      (718)      (759)
Rent expense...............................      169        201        240
Amortization of other intangible assets....       24         24         24
Other operating costs and expenses.........    1,512      1,429      1,359
                                            --------  ---------  ---------
     Total benefits and other deductions...    8,149      9,102     13,748
                                            --------  ---------  ---------

Earnings (loss) from continuing
  operations, before income taxes.......... $ (5,309) $      58  $   4,124
Income tax (expense) benefit...............    2,073        158     (1,298)
                                            --------  ---------  ---------

Net earnings (loss)........................   (3,236)       216      2,826
  Less: net (earnings) loss
   attributable to the noncontrolling
   interest................................     (337)      (121)       101
                                            --------  ---------  ---------

Net Earnings (Loss) Attributable to AXA
  Equitable................................ $ (3,573) $      95  $   2,927
                                            ========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                  2013      2012      2011
                                                --------  --------  --------
                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)............................ $ (3,236) $    216  $  2,826
                                                --------  --------  --------

Other comprehensive income (loss) net of
  income taxes:
   Change in unrealized gains (losses), net
     of reclassification adjustment............   (1,211)      580       366
   Change in defined benefit plans.............      299        26       (74)
                                                --------  --------  --------
     Total other comprehensive income
       (loss), net of income taxes.............     (912)      606       292
                                                --------  --------  --------

Comprehensive income (loss)....................   (4,148)      822     3,118
                                                --------  --------  --------

  Less: Comprehensive (income) loss
   attributable to noncontrolling interest.....     (345)     (113)      122
                                                --------  --------  --------

Comprehensive Income (Loss) Attributable to
  AXA Equitable................................ $ (4,493) $    709  $  3,240
                                                ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                                2013       2012       2011
                                             ---------  ---------  ---------
                                                      (IN MILLIONS)
  EQUITY
  AXA Equitable's Equity:
    Common stock, at par value, beginning
     and end of year........................ $       2  $       2  $       2
                                             ---------  ---------  ---------

    Capital in excess of par value,
     beginning of year......................     5,992      5,743      5,593
    Changes in capital in excess of par
     value..................................       (58)       249        150
                                             ---------  ---------  ---------
    Capital in excess of par value, end
     of year................................     5,934      5,992      5,743
                                             ---------  ---------  ---------

    Retained earnings, beginning of year....     9,125      9,392      6,844
    Net earnings (loss).....................    (3,573)        95      2,927
    Stockholder dividends...................      (347)      (362)      (379)
                                             ---------  ---------  ---------
    Retained earnings, end of year..........     5,205      9,125      9,392
                                             ---------  ---------  ---------

    Accumulated other comprehensive
     income (loss), beginning of year.......       317       (297)     (610)
    Other comprehensive income (loss).......      (920)       614        313
                                             ---------  ---------  ---------
    Accumulated other comprehensive
     income (loss), end of year.............      (603)       317       (297)
                                             ---------  ---------  ---------

     TOTAL AXA EQUITABLE'S EQUITY, END OF
       YEAR.................................    10,538     15,436     14,840
                                             ---------  ---------  ---------

  Noncontrolling interest, beginning of
    year....................................     2,494      2,703      3,118
  Purchase of AllianceBernstein Units by
    noncontrolling interest.................        --         --          1
  Purchase of noncontrolling interest in
    consolidated entity.....................        --         --        (31)
  Repurchase of AllianceBernstein Holding
    units...................................       (76)      (145)      (140)
  Net earnings (loss) attributable to
    noncontrolling interest.................       337        121       (101)
  Dividends paid to noncontrolling
    interest................................      (306)      (219)      (312)
  Dividend of AllianceBernstein Units by
    AXA Equitable to AXA Financial..........       113         --         --
  Other comprehensive income (loss)
    attributable to noncontrolling
    interest................................         8         (8)       (21)
  Other changes in noncontrolling interest..       333         42        189
                                             ---------  ---------  ---------

       Noncontrolling interest, end of
         year...............................     2,903      2,494      2,703
                                             ---------  ---------  ---------

  TOTAL EQUITY, END OF YEAR................. $  13,441  $  17,930  $  17,543
                                             =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                               2013       2012        2011
                                            ---------  ----------  ----------
                                                      (IN MILLIONS)
  Net earnings (loss)...................... $  (3,236) $      216  $    2,826
  Adjustments to reconcile net earnings
    (loss) to net cash provided by
    operating activities:
    Interest credited to policyholders'
     account balances......................     1,373       1,166         999
    Universal life and investment-type
     product policy fee income.............    (3,546)     (3,334)     (3,312)
    Net change in broker-dealer and
     customer related receivables/payables.      (740)        383         266
    (Income) loss related to derivative
     instruments...........................     2,866         978      (2,374)
    Change in reinsurance recoverable
     with affiliate........................      (176)       (207)       (242)
    Investment (gains) losses, net.........        99          97          47
    Change in segregated cash and
     securities, net.......................       571        (272)       (170)
    Change in deferred policy acquisition
     costs.................................       (74)       (142)      2,861
    Change in future policy benefits.......      (384)        876       2,110
    Change in current and deferred income
     taxes.................................    (1,754)       (254)      1,226
    Real estate related write-off charges..        56          42           5
    Change in the fair value of the
     reinsurance contract asset............     4,297        (497)     (5,941)
    Amortization of deferred compensation..       159          22         418
    Amortization of deferred sales
     commission............................        41          40          38
    Amortization of reinsurance cost.......       280          47         211
    Other depreciation and amortization....       122         157         146
    Amortization of other intangibles......        24          24          24
    Other, net.............................       180        (122)        (76)
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    operating activities...................       158        (780)       (938)
                                            ---------  ----------  ----------

  Cash flows from investing activities:
    Maturities and repayments of fixed
     maturities and mortgage loans on
     real estate...........................     3,691       3,551       3,435
    Sales of investments...................     3,442       1,951       1,141
    Purchases of investments...............    (7,956)     (7,893)     (7,970)
    Cash settlements related to
     derivative instruments................    (2,500)       (287)      1,429
    Change in short-term investments.......        --          34          16
    Decrease in loans to affiliates........         5           4          --
    Additional loans to affiliates.........       (56)         --          --
    Investment in capitalized software,
     leasehold improvements and EDP
     equipment.............................       (67)        (66)       (104)
    Other, net.............................        12          14          25
                                            ---------  ----------  ----------

  Net cash provided by (used in)
    investing activities...................    (3,429)     (2,692)     (2,028)
                                            ---------  ----------  ----------

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                  (CONTINUED)

                                                2013      2012      2011
                                              --------  --------  --------
                                                      (IN MILLIONS)
    Cash flows from financing activities:
      Policyholders' account balances:
       Deposits.............................. $  5,469  $  5,437  $  4,461
       Withdrawals and transfers to
         Separate Accounts...................   (1,188)     (982)     (821)
      Change in short-term financings........      (55)     (122)      220
      Change in collateralized pledged
       liabilities...........................     (663)     (288)      989
      Change in collateralized pledged
       assets................................      (18)       (5)       99
      Repayment of Loans from Affiliates.....     (500)       --        --
      Capital contribution...................       --       195        --
      Shareholder dividends paid.............     (234)     (362)     (379)
      Repurchase of AllianceBernstein
       Holding units.........................     (113)     (238)     (221)
      Distribution to noncontrolling
       interest in consolidated subsidiaries.     (306)     (219)     (312)
      Other, net.............................       --        (9)        2
                                              --------  --------  --------

    Net cash provided by (used in)
      financing activities...................    2,392     3,407     4,038
                                              --------  --------  --------

    Change in cash and cash equivalents......     (879)      (65)    1,072
    Cash and cash equivalents, beginning of
      year...................................    3,162     3,227     2,155
                                              --------  --------  --------

    Cash and Cash Equivalents, End of Year... $  2,283  $  3,162  $  3,227
                                              ========  ========  ========

    Supplemental cash flow information:
      Interest Paid.......................... $     91  $    107  $    107
                                              ========  ========  ========
      Income Taxes (Refunded) Paid........... $   (214) $    271  $     36
                                              ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products and variable and fixed-interest annuity products principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2013 and 2012, the Company's economic interest in AllianceBernstein was 32.7% and 39.5%, respectively. At December 31, 2013 and 2012, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 63.7% and 65.5%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Accounting for Variable Annuities with GMDB and GMIB Features

   Future claims exposure on products with guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features are sensitive to movements in the equity markets and interest rates. The Company has in place various hedging programs utilizing derivatives that are designed to mitigate the impact of movements in equity markets and interest rates. Under U.S. GAAP, the accounting for these various hedging programs do not qualify for hedge accounting treatment. As a result, changes in the value of the derivatives will be recognized in the period in which they occur while offsetting changes in reserves and deferred policy acquisition costs ("DAC") will be recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   GMIB reinsurance contracts are used to cede to affiliated and non-affiliated reinsurers a portion of the exposure on variable annuity products that offer the GMIB feature. Under U.S. GAAP, the GMIB reinsurance contracts are accounted for as derivatives and are reported at fair value. Under U.S. GAAP, gross reserves for GMIB are calculated on the basis of assumptions related to projected benefits and related contract charges over the lives of the contracts and therefore will not immediately reflect the offsetting impact on future claims exposure resulting from the same capital market and/or interest rate fluctuations that cause gains or losses on the fair value of the GMIB reinsurance contracts. The changes in the fair value of the GMIB reinsurance contracts are recorded in the period in which they occur while offsetting changes in gross reserves and DAC for GMIB are recognized over time in accordance with policies described below under "Policyholders' Account Balances and Future Policy Benefits" and "DAC". These differences in recognition contribute to earnings volatility.

   Accounting and Consolidation of VIE's

   At December 31, 2013 and 2012, respectively, the Insurance Group's General Account held $3 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2013 and 2012, respectively, as reported in the consolidated balance sheet, these investments included $3 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2013 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   For all new investment products and entities developed by AllianceBernstein (other than Collaterized Debt Obligations ("CDOs"), AllianceBernstein first determines whether the entity is a VIE, which involves determining an entity's variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, AllianceBernstein then identifies the primary beneficiary of the VIE. If AllianceBernstein is deemed to be the primary beneficiary of the VIE, then AllianceBernstein and the Company consolidate the entity.

   AllianceBernstein provides seed capital to its investment teams to develop new products and services for their clients. AllianceBernstein's original seed investment typically represents all or a majority of the equity investment in the new product is temporary in nature. AllianceBernstein evaluates its seed investments on a quarterly basis and consolidates such investments as required pursuant to U.S. GAAP.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2013, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $26 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $200,000 in and prospective investment management fees earned from these entities.

   Consolidations

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2013", "2012" and "2011" refer to the years ended December 31, 2013, 2012 and 2011, respectively.

   Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance was effective for interim and annual periods beginning after December 31, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for interim and annual periods beginning after January 1, 2013 and was applied retrospectively to all comparative prior periods presented. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

      . Consider the receivable impaired when calculating the allowance for credit losses; and

      . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   The FASB issued new guidance that allows investors to elect to use the proportional amortization method to account for investments in qualified affordable housing projects if certain conditions are met. Under this method, which replaces the effective yield method, an investor amortizes the cost of its investment, in proportion to the tax credits and other tax benefits it receives, to income tax expense. The guidance also introduces disclosure requirements for all investments in qualified affordable housing projects, regardless of the accounting method used for those investments. The guidance is effective for annual periods beginning after December 15, 2014. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2013, the FASB issued new guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The amendments in this guidance state that an unrecognized tax benefit, or a portion thereof, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. An exception to this guidance would be where a net operating loss carryforward or similar tax loss or credit carryforward would not be available under the tax law to settle any additional income taxes that would result from the disallowance of a tax position, or the tax law does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose. In such a case, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This guidance is effective for interim and annual periods beginning after December 15, 2013. Management does not expect implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, (the "NYSDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in OCI. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2013 and 2012, the carrying value of COLI was $770 million and $715 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities." The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. The Company uses derivatives to manage asset/liability risk but has not designated those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions, including net receipts and payments, are included in "Investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of earnings (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

      . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2013 and 2012, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $93 million and $0 million for commercial and $0 million and $2 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, insurance liability loss recognition and DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2013, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was

   9.0% (6.68)% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.68)% net of product weighted average Separate Account fees) and 0.0% (-2.32% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2013, current projections of future average gross market returns assume a 0.0% annualized return for the next seven quarters, which is the minimum limitations grading to a reversion to the mean of 9.0% in fifteen quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2013, the average rate of assumed investment yields, excluding policy loans, was 5.3% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and Guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with Guaranteed withdrawal benefit for life ("GWBL") and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2013, participating policies, including those in the Closed Block, represent approximately 5.2% ($21,194 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as AFS in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2013, 2012 and 2011, investment results of such Separate Accounts were gains (losses) of $19,022 million, $10,110 million and $(2,928) million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2013 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2013. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. If an impairment is determined to have occurred, software capitalization is accelerated for the remaining balance deemed to be impaired.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                           GROSS      GROSS
                                              AMORTIZED  UNREALIZED UNREALIZED               OTTI
                                                COST       GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                              ---------- ---------- ---------- ---------- -----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   21,516  $   1,387  $     213  $  22,690    $     --
  U.S. Treasury, government and agency.......      3,584         22        477      3,129          --
  States and political subdivisions..........        444         35          2        477          --
  Foreign governments........................        392         46          5        433          --
  Commercial mortgage-backed.................        971         10        265        716          23
  Residential mortgage-backed/(1)/...........        914         34          1        947          --
  Asset-backed/(2)/..........................        132         11          3        140           4
  Redeemable preferred stock.................        883         55         51        887          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     28,836      1,600      1,017     29,419          27

Equity securities............................         37         --          3         34          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2013................... $   28,873  $   1,600  $   1,020  $  29,453    $     27
                                              ==========  =========  =========  =========    ========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate.................................. $   20,854  $   2,364  $      20  $  23,198    $     --
  U.S. Treasury, government and agency.......      4,664        517          1      5,180          --
  States and political subdivisions..........        445         85         --        530          --
  Foreign governments........................        454         76         --        530          --
  Commercial mortgage-backed.................      1,175         16        291        900          13
  Residential mortgage-backed/(1)/...........      1,864         85         --      1,949          --
  Asset-backed/(2)/..........................        175         12          5        182           5
  Redeemable preferred stock.................      1,089         60         11      1,138          --
                                              ----------  ---------  ---------  ---------    --------
   Total Fixed Maturities....................     30,720      3,215        328     33,607          18

Equity securities............................         23          1         --         24          --
                                              ----------  ---------  ---------  ---------    --------

Total at December 31, 2012................... $   30,743  $   3,216  $     328  $  33,631    $     18
                                              ==========  =========  =========  =========    ========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2013 and 2012, respectively, the Company had trading fixed maturities with an amortized cost of $243 million and $194 million and carrying values of $238 million and $202 million. Gross unrealized gains on trading fixed maturities were $2 million and $12 million and gross unrealized losses were $7 million and $4 million for 2013 and 2012, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2013 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2013

                                               Amortized
                                                 Cost     Fair Value
                                              ----------- ----------
                                                  (In Millions)
Due in one year or less...................... $       953  $     969
Due in years two through five................       7,786      8,387
Due in years six through ten.................      10,232     10,561
Due after ten years..........................       6,965      6,812
                                              -----------  ---------
   Subtotal..................................      25,936     26,729
Commercial mortgage-backed securities........         971        716
Residential mortgage-backed securities.......         914        947
Asset-backed securities......................         132        140
                                              -----------  ---------
Total........................................ $    27,953  $  28,532
                                              ===========  =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2013, 2012 and 2011:

                                                    DECEMBER 31,
                                              ------------------------
                                                2013     2012    2011
                                              --------  ------  ------
                                                    (IN MILLIONS)
Proceeds from sales.......................... $  3,220  $  139  $  340
                                              ========  ======  ======
Gross gains on sales......................... $     71  $   13  $    6
                                              ========  ======  ======
Gross losses on sales........................ $    (88) $  (12) $   (9)
                                              ========  ======  ======
Total OTTI................................... $    (81) $  (96) $  (36)
Non-credit losses recognized in OCI..........       15       2       4
                                              --------  ------  ------
Credit losses recognized in earnings (loss).. $    (66) $  (94) $  (32)
                                              ========  ======  ======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2013      2012
                                                                                       --------  --------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................ $   (372) $   (332)
Previously recognized impairments on securities that matured, paid, prepaid or sold...       67        54
Recognized impairments on securities
  impaired to fair value this period/(1)/.............................................       --        --
Impairments recognized this period on
  securities not previously impaired..................................................      (59)      (62)
Additional impairments this period on
  securities previously impaired......................................................       (6)      (32)
Increases due to passage of time on
  previously recorded credit losses...................................................       --        --
Accretion of previously recognized impairments due to increases in expected cash flows       --        --
                                                                                       --------  --------
Balances at December 31,.............................................................. $   (370) $   (372)
                                                                                       ========  ========

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              -------  ---------
                                                 (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss............................ $   (28) $     (12)
   All other.................................     610      2,899
  Equity securities..........................      (3)         1
                                              -------  ---------
Net Unrealized Gains (Losses)................ $   579  $   2,888
                                              =======  =========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                     AOCI GAIN
                                                                                                       (LOSS)
                                              NET UNREALIZED                           DEFERRED      RELATED TO
                                                  GAINS                                 INCOME     NET UNREALIZED
                                               (LOSSES) ON             POLICYHOLDERS   TAX ASSET     INVESTMENT
                                               INVESTMENTS      DAC     LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                              --------------  -------  -------------  -----------  --------------

                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $        (12) $     1    $         4   $        2   $          (5)
Net investment gains (losses) arising during
  the period.................................            (14)      --             --           --             (14)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             13       --             --           --              13
   Excluded from Net earnings (loss)/(1)/....            (15)      --             --           --             (15)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        1             --           --               1
   Deferred income taxes.....................             --       --             --            3               3
   Policyholders liabilities.................             --       --              6           --               6
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2013...................   $        (28) $     2    $        10   $        5   $         (11)
                                                ============  =======    ===========   ==========   =============

BALANCE, JANUARY 1, 2012.....................   $        (47) $     5    $         6   $       12   $         (24)
Net investment gains (losses) arising during
  the period.................................              5       --             --           --               5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             32       --             --           --              32
   Excluded from Net earnings (loss)/(1)/....             (2)      --             --           --              (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --       (4)            --           --              (4)
   Deferred income taxes.....................             --       --             --          (10)            (10)
   Policyholders liabilities.................             --       --             (2)          --              (2)
                                                ------------  -------    -----------   ----------   -------------
BALANCE, DECEMBER 31, 2012...................   $        (12) $     1    $         4   $        2   $          (5)
                                                ============  =======    ===========   ==========   =============

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                       AOCI GAIN
                                                                                                         (LOSS)
                                              NET UNREALIZED                            DEFERRED       RELATED TO
                                                  GAINS                                  INCOME      NET UNREALIZED
                                               (LOSSES) ON              POLICYHOLDERS   TAX ASSET      INVESTMENT
                                               INVESTMENTS       DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              --------------  --------  -------------  -----------  ---------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2013.....................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
Net investment gains (losses) arising during
  the period.................................         (2,370)       --             --           --           (2,370)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             62        --             --           --               62
   Excluded from Net earnings (loss)/(1)/....             15        --             --           --               15
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        72             --           --               72
   Deferred income taxes.....................             --        --             --          651              651
   Policyholders liabilities.................             --        --            358           --              358
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2013...................   $        607  $   (107)    $     (245)   $     (90) $           165
                                                ============  ========     ==========    =========  ===============

BALANCE, JANUARY 1, 2012.....................   $      1,831  $   (207)    $     (385)   $    (433) $           806
Net investment gains (losses) arising during
  the period.................................          1,008        --             --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........             59        --             --           --               59
   Excluded from Net earnings (loss)/(1)/....              2        --             --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................             --        28             --           --               28
   Deferred income taxes.....................             --        --             --         (308)            (308)
   Policyholders liabilities.................             --        --           (218)          --             (218)
                                                ------------  --------     ----------    ---------  ---------------
BALANCE, DECEMBER 31, 2012...................   $      2,900  $   (179)    $     (603)   $    (741) $         1,377
                                                ============  ========     ==========    =========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 747 issues at December 31, 2013 and the 402 issues at December 31, 2012 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                              ---------------------  ---------------------  ---------------------
                                                           GROSS                  GROSS                  GROSS
                                                         UNREALIZED             UNREALIZED             UNREALIZED
                                              FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                              ---------- ----------  ---------- ----------  ---------- ----------

                                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Fixed Maturity Securities:
  Corporate..................................   $  4,381    $  (187)   $    248    $   (26)   $  4,629  $    (213)
  U.S. Treasury, government and agency.......      2,645       (477)         --         --       2,645       (477)
  States and political subdivisions..........         36         (2)         --         --          36         (2)
  Foreign governments........................         68         (4)          7         (1)         75         (5)
  Commercial mortgage-backed.................         30         (5)        529       (260)        559       (265)
  Residential mortgage-backed................        260         (1)          1         --         261         (1)
  Asset-backed...............................          2         --          28         (3)         30         (3)
  Redeemable preferred stock.................        232        (49)         79         (2)        311        (51)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  7,654    $  (725)   $    892    $  (292)   $  8,546  $  (1,017)
                                                ========    =======    ========    =======    ========  =========

December 31, 2012:
------------------
Fixed Maturity Securities:
  Corporate..................................   $    562    $    (5)   $    208    $   (15)   $    770  $     (20)
  U.S. Treasury, government and agency.......        513         (1)         --         --         513         (1)
  States and political subdivisions..........         20         --          --         --          20         --
  Foreign governments........................          6         --           2         --           8         --
  Commercial mortgage-backed.................          7         (3)        805       (288)        812       (291)
  Residential mortgage-backed................         27         --           1         --          28         --
  Asset-backed...............................          8         --          36         (5)         44         (5)
  Redeemable preferred stock.................        143         (1)        327        (10)        470        (11)
                                                --------    -------    --------    -------    --------  ---------

Total........................................   $  1,286    $   (10)   $  1,379    $  (318)   $  2,665  $    (328)
                                                ========    =======    ========    =======    ========  =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2013 and 2012 were $158 million and $138 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2013 and 2012, respectively, approximately $1,913 million and $2,095 million, or 6.6% and 6.8%, of the $28,836 million and $30,720 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $215 million and $224 million at December 31, 2013 and 2012, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2013 and 2012, respectively, the Company owned $10 million and $17 million in RMBS backed by subprime residential mortgage loans, and $8 million and $11 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2013, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2013 and 2012, respectively, the amortized cost of the Company's trading account securities was $4,225 million and $2,265 million with respective fair values of $4,221 million and $2,309 million. Also at December 31, 2013 and 2012, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $192 million and $58 million and costs of $183 million and $57 million as well as other equity securities with carrying values of $34 million and $24 million and costs of $37 million and $23 million.

   In 2013, 2012 and 2011, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $48 million, $69 million and $(42) million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $135 million and $126 million at December 31, 2013 and 2012, respectively. Gross interest income on these loans included in net investment income (loss) totaled $2 million, $7 million and $7 million in 2013, 2012 and 2011, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $8 million and $7 million in 2013, 2012 and 2011, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 5, 2013. On October 10, 2013, this loan was further modified to interest only payments through June 5, 2014, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING - MODIFICATIONS
                               DECEMBER 31, 2013

                                              OUTSTANDING RECORDED INVESTMENT
                                     NUMBER  ----------------------------------
                                    OF LOANS PRE-MODIFICATION POST-MODIFICATION
                                    -------- ---------------- -----------------
                                                   (DOLLARS IN MILLIONS)
Commercial mortgage loans..........        2              126               135

   There were no default payments on the above loans during 2013.

   There were no agricultural troubled debt restructuring mortgage loans in 2013.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2013, 2012 and 2011 are as follows:

                                              COMMERCIAL MORTGAGE LOANS
                                              -------------------------
                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $    34  $    32  $    18
   Charge-offs...............................      --       --       --
   Recoveries................................      (2)     (24)      (8)
   Provision.................................      10       26       22
                                              -------  -------  -------
Ending Balance, December 31,................. $    42  $    34  $    32
                                              =======  =======  =======

Ending Balance, December 31,:................
   Individually Evaluated for Impairment..... $    42  $    34  $    32
                                              =======  =======  =======

   There were no allowances for credit losses for agricultural mortgage loans in 2013, 2012 and 2011.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the loan-to-value and debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2013 and 2012, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2013

                                                         DEBT SERVICE COVERAGE RATIO
                                              --------------------------------------------------
                                                                                           LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
                                              --------- ------- -------- -------- ------- ------ --------
                                                                     (IN MILLIONS)
LOAN-TO-VALUE RATIO:/(2)/
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    285  $   -- $     -- $     --  $   36 $   -- $    321
  50% - 70%..................................       360     573      671      533     135     --    2,272
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               --------  ------ -------- --------  ------ ------ --------

Total Commercial Mortgage Loans..............  $    896  $  573 $    984 $    833  $  303 $  267 $  3,856
                                               ========  ====== ======== ========  ====== ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    185  $   82 $    214 $    410  $  208 $   49 $  1,148
  50% - 70%..................................       127      50      193      164     149     39      722
  70% - 90%..................................        --      --       --       --      --     --       --
  90% plus...................................        --      --       --       --      --     --       --
                                               --------  ------ -------- --------  ------ ------ --------

Total Agricultural Mortgage Loans............  $    312  $  132 $    407 $    574  $  357 $   88 $  1,870
                                               ========  ====== ======== ========  ====== ====== ========
TOTAL MORTGAGE LOANS/(1)/
  0% - 50%...................................  $    470  $   82 $    214 $    410  $  244 $   49 $  1,469
  50% - 70%..................................       487     623      864      697     284     39    2,994
  70% - 90%..................................       116      --      313      240     105    219      993
  90% plus...................................       135      --       --       60      27     48      270
                                               ========  ====== ======== ========  ====== ====== ========

Total Mortgage Loans.........................  $  1,208  $  705 $  1,391 $  1,407  $  660 $  355 $  5,726
                                               ========  ====== ======== ========  ====== ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

                                Mortgage Loans by Loan-to-Value and Debt Service
                                                 Coverage Ratios
                                                December 31, 2012

                                                            Debt Service Coverage Ratio
                                              --------------------------------------------------------
                                                                                                Less     Total
                                               Greater  1.8x to  1.5x to   1.2x to   1.0x to    than    Mortgage
                                              than 2.0x  2.0x     1.8x      1.5x      1.2x      1.0x     Loans
Loan-to-Value Ratio:/(2)/                     --------- -------- -------- ---------- -------- -------- ----------
Commercial Mortgage Loans/(1)/                                           (In Millions)
  0% - 50%...................................  $    269 $     21 $     -- $       -- $     27 $     -- $      317
  50% - 70%..................................       370       75      619        655       --       --      1,719
  70% - 90%..................................        61      102      235        445      131       15        989
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Commercial Mortgage Loans..............  $    700 $    198 $    854 $    1,256 $    247 $    180 $    3,435
                                               ======== ======== ======== ========== ======== ======== ==========

Agricultural Mortgage Loans/(1)/
  0% - 50%...................................  $    179 $     84 $    211 $      308 $    177 $     49 $    1,008
  50% - 70%..................................       122       29      136        188      116       50        641
  70% - 90%..................................        --       --       --          1       --        8          9
  90% plus...................................        --       --       --         --       --       --         --
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Agricultural Mortgage Loans............  $    301 $    113 $    347 $      497 $    293 $    107 $    1,658
                                               ======== ======== ======== ========== ======== ======== ==========

Total Mortgage Loans/(1)/
  0% - 50%...................................  $    448 $    105 $    211 $      308 $    204 $     49 $    1,325
  50% - 70%..................................       492      104      755        843      116       50      2,360
  70% - 90%..................................        61      102      235        446      131       23        998
  90% plus...................................        --       --       --        156       89      165        410
                                               -------- -------- -------- ---------- -------- -------- ----------

Total Mortgage Loans.........................  $  1,001 $    311 $  1,201 $    1,753 $    540 $    287 $    5,093
                                               ======== ======== ======== ========== ======== ======== ==========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2013 and 2012, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS



                                                                                                      TOTAL
                                               30-59   60-89       90 DAYS                          FINANCING
                                               DAYS    DAYS   OR (GREATER THAN)  TOTAL   CURRENT   RECEIVABLES
                                              ------- ------- ----------------- ------- --------- -------------
                                                                                   (IN MILLIONS)
DECEMBER 31, 2013
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,856 $       3,856
  Agricultural...............................       5       4                14      23     1,847         1,870
                                              ------- -------           ------- ------- --------- -------------
TOTAL MORTGAGE LOANS......................... $     5 $     4           $    14 $    23 $   5,703 $       5,726
                                              ======= =======           ======= ======= ========= =============

December 31, 2012
-----------------
  Commercial................................. $    -- $    --           $    -- $    -- $   3,435 $       3,435
  Agricultural...............................       6       1                10      17     1,641         1,658
                                              ------- -------           ------- ------- --------- -------------
Total Mortgage Loans......................... $     6 $     1           $    10 $    17 $   5,076 $       5,093
                                              ======= =======           ======= ======= ========= =============

                                                     RECORDED
                                                    INVESTMENT
                                              (GREATER THAN) 90 DAYS
                                                       AND
                                                     ACCRUING
                                              ----------------------

DECEMBER 31, 2013
-----------------
  Commercial.................................              $      --
  Agricultural...............................                     14
                                                           ---------
TOTAL MORTGAGE LOANS.........................              $      14
                                                           =========

December 31, 2012
-----------------
  Commercial.................................              $      --
  Agricultural...............................                      9
                                                           ---------
Total Mortgage Loans.........................              $       9
                                                           =========

   The following table provides information relating to impaired loans at December 31, 2013 and 2012, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
DECEMBER 31, 2013:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................         --         --         --               1          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $       -- $       -- $       --     $         1  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      135 $      135 $      (42)    $       139  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
TOTAL........................................ $      135 $      135 $      (42)    $       139  $        2
                                              ========== ========== ==========     ===========  ==========

December 31, 2012:
------------------
With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --     $        --  $       --
  Agricultural mortgage loans................          2          2         --               3          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $        2 $        2 $       --     $         3  $       --
                                              ========== ========== ==========     ===========  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $      170 $      170 $      (34)    $       178  $       10
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------     -----------  ----------
Total........................................ $      170 $      170 $      (34)    $       178  $       10
                                              ========== ========== ==========     ===========  ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,596 million and $1,520 million, respectively, at December 31, 2013 and 2012. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $3 million and $0 million, respectively, at December 31, 2013 and 2012. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $206 million, $170 million and $179 million, respectively, for 2013, 2012 and 2011.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (6 and 3 individual ventures at December 31, 2013 and 2012, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------

                                               (IN MILLIONS)

BALANCE SHEETS
Investments in real estate, at depreciated
  cost....................................... $   231 $   233
Investments in securities, generally at fair
  value......................................     482      54
Cash and cash equivalents....................       7       8
Other assets.................................      14      14
                                              ------- -------
Total Assets................................. $   734 $   309
                                              ======= =======

Borrowed funds-third party................... $   159 $   162
Other liabilities............................      10      11
                                              ------- -------
Total liabilities............................     169     173
                                              ------- -------
Partners' capital............................     565     136
                                              ------- -------
Total Liabilities and Partners' Capital...... $   734 $   309
                                              ======= =======

The Company's Carrying Value in These
  Entities Included Above.................... $   216 $    63
                                              ======= =======


                                               2013   2012    2011
                                              ------ ------ --------

                                                  (IN MILLIONS)

STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....... $   25 $   26 $    111
Net revenues of other limited partnership
  interests..................................     11      3        6
Interest expense-third party.................     --     --     (21)
Other expenses...............................   (22)   (19)     (61)
                                              ------ ------ --------
Net Earnings (Loss).......................... $   14 $   10 $     35
                                              ====== ====== ========

The Company's Equity in Net Earnings (Loss)
  of These Entities Included Above........... $    9 $   18 $     20
                                              ====== ====== ========

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by the NYSDFS. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets.

   Derivatives utilized to hedge exposure to Variable Annuities with Guarantee Features

   The Company has issued and continues to offer certain variable annuity products with GMDB, GMIB and GIB features. The Company had previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB benefits, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with the GIB and GWBL and other features is that under-performance of the financial markets could result in the GIB and GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its outlook for future interest rate scenarios for some variable annuities with hedged GMDB and GMIB guarantees, as measured under AXA Equitable's economic hedging framework, leading to a reduction in AXA Equitable's estimate of its interest rate exposure. The reduced interest rate exposure led to AXA Equitable reducing the size of its interest rate hedges, as well as a change to the maturity profile of the hedge instruments. In addition, AXA Equitable began to fully unwind its swap and swaption positions hedging exposure to interest rate volatility completing a full unwind of the related GMDB and GMIB position in the first quarter 2013, and completing the full unwind of swaps and swaptions in the second quarter 2013.

   The Company periodically, including during 2013, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   Derivatives utilized to hedge crediting exposure on SCS, SIO, MSO and IUL products/investment options

   The Company also uses equity index options on the S&P 500, Russell 2000, Morgan Stanley Capital International ("MSCI"), Europe, Australasia and Far East ("EAFE"), MSCI Emerging Markets ("EM") and NASDAQ indices as well as options on Gold, Oil and a Real Estate index for the purpose of hedging crediting rate exposure in its Structured Capital Strategies(R) ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST(R) variable annuity series ("SIO"), Market Stabilizer Option(R) ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. This involves entering into a package of calls and/or put options whose payoff mimics the crediting rate embedded in individual segments of the products. For the SCS variable annuity product, a portion of the exposure is hedged using asset swaps.

   Derivatives utilized to hedge risks associated with interest margins on Interest Sensitive Life and Annuity Contracts

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company uses swaptions and swaps to reduce the risk associated with interest margins on these interest-sensitive contracts. At December 31, 2013, there were no positions outstanding for these programs.

   Derivatives utilized to hedge equity market risks associated with the General Account's investments in Separate Accounts

   The Company's General Account investment in Separate Account equity funds exposes the Company to equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

   Derivatives utilized for General Account Investment Portfolio

   Beginning in the second quarter 2013, the Company implemented a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible under its investment guidelines through the sale of credit default swaps. Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company has transacted the sale of credit default swaps exclusively in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these credit default swaps. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   Periodically the Company purchases 30-year, Treasury Inflation Protected Securities ("TIPS") as General Account investments, and simultaneously enters into asset swap contracts ("ASW"), to result in payment of the variable principal at maturity and semi-annual coupons of the TIPS to the swap counterparty (pay variable) in return for fixed amounts (receive fixed). These swap contracts, when considered in combination with the TIPS, together result in a net position that is intended to replicate a fixed-coupon cash bond with a yield higher than a term-equivalent US Treasury bond.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2013

                                                              FAIR VALUE
                                                        -----------------------
                                                                                GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                              --------- ----------- ----------- ---------------
                                                                (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
  Futures.................................... $   4,935  $       --  $        3   $      (1,434)
  Swaps......................................     1,293          --          51            (316)
  Options....................................     7,506       1,056         593             366

Interest rate contracts:/(1)/
  Floors.....................................     2,400         193          --              (5)
  Swaps......................................     9,823         216         212          (1,010)
  Futures....................................    10,763          --          --            (314)
  Swaptions..................................        --          --          --            (154)

Credit contracts:/(1)/
  Credit default swaps.......................       342          10           1               4

Other freestanding contracts:/(1)/
  Foreign currency Contracts.................       112           1           1              (3)
                                                                                  -------------
   NET INVESTMENT INCOME (LOSS)..............                                            (2,866)
                                                                                  -------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...................        --       6,746          --          (4,297)
GIB and GWBL and other features/(2)/.........        --          --          --             265
SCS, SIO, MSO and IUL indexed features/(3)/..        --          --         346            (429)
                                              ---------  ----------  ----------   -------------

Balances, December 31, 2013.................. $  37,174  $    8,222  $    1,207   $      (7,327)
                                              =========  ==========  ==========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS and SIO are reported in Policyholders' account balances; MSO and IUL are reported in Future policyholders' benefits and other policyholders' liabilities in the consolidated balance sheets.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2012

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (In Millions)
Freestanding derivatives:....................
Equity contracts:/(1)/
  Futures.................................... $  6,189  $       --   $       2   $      (1,058)
  Swaps......................................      965           2          56            (320)
  Options....................................    3,492         443         219              66

Interest rate contracts:/(1)/
  Floors.....................................    2,700         291          --              68
  Swaps......................................   18,239         554         353             402
  Futures....................................   14,033          --          --              84
  Swaptions..................................    7,608         502          --            (220)

Other freestanding contracts:/(1)/
  Foreign currency contracts.................       81           1          --              --
                                                                                 -------------
   Net investment income (loss)..............                                             (978)
                                                                                 -------------

Embedded derivatives:
GMIB reinsurance contracts...................       --      11,044          --             497
GIB and GWBL and other features/(2)/.........       --          --         265              26
                                              --------  ----------   ---------   -------------

Balances, December 31, 2012.................. $ 53,307  $   12,837   $     895   $        (455)
                                              ========  ==========   =========   =============

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.

   At December 31, 2013, the Company had open exchange-traded futures positions on the S&P 500, Russell 2000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $194 million. At December 31, 2013, the Company had exchange-traded futures positions on the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, and on Eurodollars futures, having initial margin requirements of $58 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, Topix and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, and Yen/U.S. dollar having initial margin requirements of $6 million. All outstanding equity-based and treasury futures contracts at December 31, 2013 are exchange-traded and net settled daily in cash. Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in over-the-counter ("OTC") derivative transactions the Company generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements. The Company further controls and minimizes its counterparty exposure through a credit appraisal and approval process.

   The standardized "ISDA Master Agreement" under which the Company conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.

   Under the ISDA Master Agreement, the Company generally has executed a Credit Support Annex ("CSA") with each of its OTC derivative counterparties that require both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party "out-of-the-money" or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of the Company's OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the consolidated balance sheets and are reported either as assets in Other invested assets or as liabilities in Other liabilities, except for embedded insurance-related derivatives as earlier described above and derivatives transacted with a related counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.

   At December 31, 2013 and 2012, respectively, the Company held $607 million and $1,165 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2013 and 2012, respectively, were $42 million and $5 million, for which the Company posted collateral of $35 million and $5 million at December 31, 2013 and 2012, respectively, in the normal operation of its collateral arrangements. Certain of the Company's ISDA Master Agreements contain contingent provisions that permit the counterparty to terminate the ISDA Master Agreement if the Company's credit rating falls below a specified threshold, however, the occurrence of such credit event would not impose additional collateral requirements.

   On June 10, 2013, new derivative regulations under Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act went into effect, requiring financial entities, including U.S. life insurers, to clear newly executed OTC interest rate swaps with central clearing houses, and to post larger sums of higher quality collateral, among other provisions. Counterparties subject to these new regulations are required to post initial margin to the clearing house as well as variation margin to cover any daily negative mark-to-market movements in the value of newly executed OTC interest rate swap contracts. Centrally cleared OTC interest rate swap contracts, protected by initial margin requirements and higher quality collateral-eligible assets, are expected to reduce the risk of loss in the event of counterparty default. The Company has counterparty exposure to the clearing house and its clearing broker for futures and OTC derivative contracts. Since the introduction of these new derivative regulations, there have been no significant impacts from the Company's compliance as existing derivative positions are grandfathered. Similarly, the Company does not expect the new regulations to materially increase the amount or change the quality of collateral that otherwise would have been imposed directly with its counterparties under CSAs.

   The following table presents information about the Insurance Segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2013.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2013

                                                               GROSS
                                                 GROSS        AMOUNTS       NET AMOUNTS
                                                AMOUNTS    OFFSET IN THE  PRESENTED IN THE
                                               RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ------------ -------------- ----------------

                                                             (IN MILLIONS)
ASSETS/(1)/
DESCRIPTION
Derivatives:
Equity contracts............................. $      1,056   $        642   $          414
Interest rate contracts......................          344            211              133
Credit contracts.............................            9             --                9
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................        1,409            853              556
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           64             --               64
                                              ------------   ------------   --------------
  Total Derivatives..........................        1,473            853              620
Other financial instruments..................          733             --              733
                                              ------------   ------------   --------------
  Other invested assets...................... $      2,206   $        853   $        1,353
                                              ============   ============   ==============

LIABILITIES/(2)/
DESCRIPTION
Derivatives:
Equity contracts............................. $        642   $        642   $           --
Interest rate contracts......................          211            211               --
Credit contracts.............................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................          853            853               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................           --             --               --
                                              ------------   ------------   --------------
  Total Derivatives..........................          853            853               --
Other financial liabilities..................        2,653             --            2,653
                                              ------------   ------------   --------------
  Other liabilities.......................... $      3,506   $        853   $        2,653
                                              ============   ============   ==============

  /(1)/Excludes Investment Management segment's $3 million net derivative assets and $84 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $8 million net derivative liability and $65 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2013.

    GROSS COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2013

                                                                  COLLATERAL (RECEIVED)/HELD
                                                NET AMOUNTS     -----------------------------
                                              PRESENTED IN THE    FINANCIAL                         NET
                                               BALANCE SHEETS    INSTRUMENTS        CASH          AMOUNTS
                                              ----------------  -------------  --------------  -------------

                                                                      (IN MILLIONS)

Counterparty A...............................    $          46  $          --  $          (46) $          --
Counterparty B...............................               17             --             (17)            --
Counterparty C...............................               28             --             (28)            --
Counterparty D...............................              175             --            (175)            --
Counterparty E...............................               47             --             (47)            --
Counterparty F...............................              (28)            --              28             --
Counterparty G...............................              134           (134)             --             --
Counterparty H...............................                4             --              (4)            --
Counterparty I...............................               (2)            --               2             --
Counterparty J...............................              (12)            --              12             --
Counterparty K...............................               41             --             (38)             3
Counterparty L...............................               72             --             (69)             3
Counterparty M...............................               30             --             (30)            --
Counterparty N...............................               64             --              --             64
Counterparty Q...............................                4             --              (4)            --
                                                 -------------  -------------  --------------  -------------
  Total Derivatives..........................    $         620  $        (134) $         (416) $          70
Other financial instruments..................              733             --              --            733
                                                 -------------  -------------  --------------  -------------
  Other invested assets......................    $       1,353  $        (134) $         (416) $         803
                                                 =============  =============  ==============  =============

   The following table presents information about the Insurance segment's offsetting of financial assets and liabilities and derivative instruments at December 31, 2012.

   Offsetting of Financial Assets and Liabilities and Derivative Instruments
                             At December 31, 2012

                                                              Gross
                                                Gross        Amounts       Net Amounts
                                               Amounts    Offset in the  Presented in the
                                              Recognized  Balance Sheets  Balance Sheets
                                              ----------- -------------- ----------------
                                                             (In Millions)
ASSETS/(1)/
Description
Derivatives:
Equity contracts............................. $       444 $          272  $           172
Interest rate contracts......................       1,251            351              900
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................       1,695            623            1,072
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          96             --               96
                                              ----------- --------------  ---------------
  Total Derivatives..........................       1,791            623            1,168
Other financial instruments..................         660             --              660
                                              ----------- --------------  ---------------
  Other invested assets...................... $     2,451 $          623  $         1,828
                                              =========== ==============  ===============

LIABILITIES/(2)/.............................
Description
Derivatives:
Equity contracts............................. $       272 $          272  $            --
Interest rate contracts......................         351            351               --
                                              ----------- --------------  ---------------
  Total Derivatives, subject to an ISDA
   Master Agreement..........................         623            623               --
Total Derivatives, not subject to an ISDA
  Master Agreement...........................          --             --               --
                                              ----------- --------------  ---------------
  Total Derivatives..........................         623            623               --
Other financial liabilities..................       3,503             --            3,503
                                              ----------- --------------  ---------------
  Other liabilities.......................... $     4,126 $          623  $         3,503
                                              =========== ==============  ===============

  /(1)/Excludes Investment Management segment's $2 million net derivative assets and $106 million of securities borrowed.
  /(2)/Excludes Investment Management segment's $7 million net derivative liability and $13 million of securities loaned.

   The following table presents information about the Insurance segment's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2012.

    Gross Collateral Amounts Not Offset in the Consolidated Balance Sheets
                             At December 31, 2012

                                                                Collateral (Received)/Held
                                                Net Amounts     -------------------------
                                              Presented in the    Financial                  Net
                                               Balance Sheets    Instruments      Cash     Amounts
                                              ----------------  ------------    -------    --------
                                                                (In Millions)
Counterparty A............................... $             30  $         --    $   (30)   $     --
Counterparty B...............................               32            --        (29)          3
Counterparty C...............................               55            --        (55)         --
Counterparty D...............................              310            --       (310)         --
Counterparty E...............................               38            --        (38)         --
Counterparty F...............................              326            --       (326)         --
Counterparty G...............................               55            --        (55)         --
Counterparty H...............................               (5)           --          5          --
Counterparty I...............................               98            --        (98)         --
Counterparty J...............................               19            --        (19)         --
Counterparty K...............................               15            --         (3)         12
Counterparty L...............................               48           (46)        --           2
Counterparty M...............................               51            --        (51)         --
Counterparty N...............................               96            --         --          96
                                              ----------------    ------------    -------  --------
  Total Derivatives.......................... $          1,168  $        (46)   $(1,009)   $    113
Other financial instruments..................              660            --         --         660
                                              ----------------    ------------    -------  --------
  Other invested assets...................... $          1,828  $        (46)   $(1,009)   $    773
                                              ================    ============    =======  ========

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                2013     2012      2011
                                              -------  --------  --------

                                                     (IN MILLIONS)

Fixed maturities............................. $ 1,462  $  1,529  $  1,555
Mortgage loans on real estate................     284       264       241
Equity real estate...........................       1        14        19
Other equity investments.....................     234       189       116
Policy loans.................................     219       226       229
Short-term investments.......................       1        15         5
Derivative investments.......................  (2,866)     (978)    2,374
Broker-dealer related receivables............      14        14        13
Trading securities...........................      48        85       (29)
Other investment income......................      34        33        37
                                              -------  --------  --------
  Gross investment income (loss).............    (569)    1,391     4,560
Investment expenses..........................     (57)      (50)      (55)
Interest expense.............................      (3)       (3)       (3)
                                              -------  --------  --------
Net Investment Income (Loss)................. $  (629) $  1,338  $  4,502
                                              =======  ========  ========

   For 2013, 2012 and 2011, respectively, Net investment income (loss) from derivatives included $(2,829) million, $(232) million and $1,303 million of realized gains (losses) on contracts closed during those periods and $(37) million, $(746) million and $1,071 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                               2013    2012    2011
                                              ------  ------  ------
                                                   (IN MILLIONS)

Fixed maturities............................. $  (75) $  (89) $  (29)
Mortgage loans on real estate................     (7)     (7)    (14)
Other equity investments.....................    (17)    (13)     (4)
Other........................................     --      12      --
                                              ------  ------  ------
Investment Gains (Losses), Net............... $  (99) $  (97) $  (47)
                                              ======  ======  ======

   For 2013, 2012 and 2011, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $8 million, $6 million and $10 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,504 million and $3,472 million at December 31, 2013 and 2012, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2013 and 2012, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $583 million and $561 million at December 31, 2013 and 2012, respectively and the accumulated amortization of these intangible assets was $384 million and $360 million at December 31, 2013 and 2012, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $24 million and $23 million for 2013, 2012 and 2011, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $25 million.

   At December 31, 2013 and 2012, respectively, net deferred sales commissions totaled $71 million and $95 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2013 net asset balance for each of the next five years is $29 million, $20 million, $15 million, $5 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2013, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   On December 12, 2013, AllianceBernstein acquired W.P. Stewart & Co., Ltd. ("WPS"), an equity investment manager that, as of December 31, 2013, managed approximately $2,000 million in U.S., Global and EAFE concentrated growth equity strategies for clients, primarily in the U.S. and Europe. On the acquisition date, AllianceBernstein made a cash payment of $12 per share for the approximate 4.9 million WPS shares outstanding and issued to WPS shareholders transferable Contingent Value Rights ("CVRs") entitling the holders to an additional $4 per share if the assets under management in the acquired WPS investment services reach $5 billion on or before the third anniversary of the acquisition date. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $32 million of goodwill. AllianceBernstein also recorded $8 million of indefinite-lived intangible assets relating to the acquired fund's investment contracts and $14 million of definite-lived intangible assets relating to separately managed account relationships. As of the acquisition date, AllianceBernstein recorded a contingent consideration payable of $17 million in regard to the CVRs.

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $163 million and $237 million at December 31, 2013 and 2012, respectively. Amortization of capitalized software in 2013 was $119 million including $45 million of accelerated amortization and in 2012 and 2011 amortization of capitalized software was $77 million and $81 million respectively.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                    DECEMBER 31,
                                              -------------------------
                                                  2013         2012
                                              ------------ ------------
                                                    (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders'
  account balances and other................. $      7,716 $      7,942
Policyholder dividend obligation.............          128          373
Other liabilities............................          144          192
                                              ------------ ------------
Total Closed Block liabilities...............        7,988        8,507
                                              ------------ ------------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at
  fair value (amortized cost of $4,987 and
  $5,245)....................................        5,232        5,741
Mortgage loans on real estate................        1,343        1,255
Policy loans.................................          949        1,026
Cash and other invested assets...............           48           30
Other assets.................................          186          204
                                              ------------ ------------
Total assets designated to the Closed Block..        7,758        8,256
                                              ------------ ------------
Excess of Closed Block liabilities over
  assets designated to the Closed Block......          230          251
Amounts included in accumulated other
  comprehensive income (loss):
  Net unrealized investment gains (losses),
   net of deferred income tax (expense)
   benefit of $(45) and $(47) and
   policyholder dividend obligation of
   $(128) and $(373).........................           83           87
                                              ------------ ------------
Maximum Future Earnings To Be Recognized
  From Closed Block Assets and Liabilities... $        313 $        338
                                              ============ ============

   AXA Equitable's Closed Block revenues and expenses follow:

                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
REVENUES:
Premiums and other income.................... $      286  $      316  $      354
Investment income (loss).....................        402         420         438
Net investment gains (losses)................        (11)         (9)        (10)
                                              ----------  ----------  ----------
Total revenues...............................        677         727         782
                                              ----------  ----------  ----------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends........        637         724         757
Other operating costs and expenses...........          1          --           2
                                              ----------  ----------  ----------
Total benefits and other deductions..........        638         724         759
                                              ----------  ----------  ----------
Net revenues, before income taxes............         39           3          23
Income tax (expense) benefit.................        (14)         (1)         (8)
                                              ----------  ----------  ----------
Net Revenues (Losses)........................ $       25  $        2  $       15
                                              ==========  ==========  ==========

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                               (IN MILLIONS)

Balances, beginning of year.................. $    373  $  260
Unrealized investment gains (losses).........     (245)    113
                                              --------  ------
Balances, End of year........................ $    128  $  373
                                              ========  ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Balance, beginning of year................... $    621  $    718
Contractholder bonus interest credits
  deferred...................................       18        30
Amortization charged to income...............     (121)     (127)
                                              --------  --------
Balance, End of Year......................... $    518  $    621
                                              ========  ========

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2013 and 2012, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2013

                                                 LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                               ----------  ---------  -------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $       --  $  22,400  $    291 $   22,691
   U.S. Treasury, government and agency.......         --      3,129        --      3,129
   States and political subdivisions..........         --        431        46        477
   Foreign governments........................         --        433        --        433
   Commercial mortgage-backed.................         --         16       700        716
   Residential mortgage-backed/(1)/...........         --        943         4        947
   Asset-backed/(2)/..........................         --         56        83        139
   Redeemable preferred stock.................        216        656        15        887
                                               ----------  ---------  -------- ----------
     Subtotal.................................        216     28,064     1,139     29,419
                                               ----------  ---------  -------- ----------
  Other equity investments....................        233          9        52        294
  Trading securities..........................        529      3,692        --      4,221
  Other invested assets:
   Short-term investments.....................         --         99        --         99
   Swaps......................................         --        (45)       --        (45)
   Credit Default Swaps.......................         --          9        --          9
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        463        --        463
   Floors.....................................         --        193        --        193
   Swaptions..................................         --         --        --         --
                                               ----------  ---------  -------- ----------
     Subtotal.................................         (2)       719        --        717
                                               ----------  ---------  -------- ----------
Cash equivalents..............................      1,310         --        --      1,310
Segregated securities.........................         --        981        --        981
GMIB reinsurance contracts....................         --         --     6,747      6,747
Separate Accounts' assets.....................    105,579      2,948       237    108,764
                                               ----------  ---------  -------- ----------
   Total Assets............................... $  107,865  $  36,413  $  8,175 $  152,453
                                               ==========  =========  ======== ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      --  $     -- $       --
SCS, SIO, MSO and IUL indexed features'
  liability...................................         --        346        --        346
                                               ----------  ---------  -------- ----------
   Total Liabilities.......................... $       --  $     346  $     -- $      346
                                               ==========  =========  ======== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2012

                                                 Level 1    Level 2   Level 3     Total
                                               ----------  --------- --------- ----------
                                                              (In Millions)
ASSETS
Investments:
  Fixed maturities, available-for-sale:
   Corporate.................................. $        6  $  22,837 $     355 $   23,198
   U.S. Treasury, government and agency.......         --      5,180        --      5,180
   States and political subdivisions..........         --        480        50        530
   Foreign governments........................         --        511        19        530
   Commercial mortgage-backed.................         --         --       900        900
   Residential mortgage-backed/(1)/...........         --      1,940         9      1,949
   Asset-backed/(2)/..........................         --         69       113        182
   Redeemable preferred stock.................        242        881        15      1,138
                                               ----------  --------- --------- ----------
     Subtotal.................................        248     31,898     1,461     33,607
                                               ----------  --------- --------- ----------
  Other equity investments....................         78         --        77        155
  Trading securities..........................        446      1,863        --      2,309
  Other invested assets:
   Short-term investments.....................         --         98        --         98
   Swaps......................................         --        148        --        148
   Futures....................................         (2)        --        --         (2)
   Options....................................         --        224        --        224
   Floors.....................................         --        291        --        291
   Swaptions..................................         --        502        --        502
                                               ----------  --------- --------- ----------
     Subtotal.................................         (2)     1,263        --      1,261
                                               ----------  --------- --------- ----------
Cash equivalents..............................      2,289         --        --      2,289
Segregated securities.........................         --      1,551        --      1,551
GMIB reinsurance contracts....................         --         --    11,044     11,044
Separate Accounts' assets.....................     90,751      2,775       224     93,750
                                               ----------  --------- --------- ----------
   Total Assets............................... $   93,810  $  39,350 $  12,806 $  145,966
                                               ==========  ========= ========= ==========

LIABILITIES
GWBL and other features' liability............ $       --  $      -- $     265 $      265
                                               ----------  --------- --------- ----------
   Total Liabilities.......................... $       --  $      -- $     265 $      265
                                               ==========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   At December 31, 2013 and 2012, respectively, the fair value of public fixed maturities is approximately $21,671 million and $25,591 million or approximately 15.0% and 19.2% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If, as a result, it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2013 and 2012, respectively, the fair value of private fixed maturities is approximately $7,748 million and $8,016 million or approximately 5.4% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2013 and 2012, respectively, the net fair value of freestanding derivative positions is approximately $617 million and $1,163 million or approximately 86.1% and 92.2% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $0.4 million at December 31, 2013 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2013.

   At December 31, 2013 and 2012, respectively, investments classified as Level 1 comprise approximately 74.5% and 70.3% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2013 and 2012, respectively, investments classified as Level 2 comprise approximately 24.5% and 28.4% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2013 and 2012, respectively, approximately $970 million and $1,966 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   The Company currently offers indexed investment options in the SCS and EQUI-VEST variable annuity products, the IUL product, and in the MSO investment option available in some life contracts. These investment options, which depending on the product and on the index selected can currently have 1, 3, or 5 year terms, provide for participation in the performance of specified indices up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on prices obtained from independent valuation service providers.

   At December 31, 2013 and 2012, respectively, investments classified as Level 3 comprise approximately 1.0% and 1.3% of assets measured at fair value on a recurring basis and primarily include CMBS and corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2013 and 2012, respectively, were approximately $150 million and $222 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $787 million and $1,021 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2013 and 2012, respectively. At June 30, 2013, the Company changed its methodology for measuring the fair value of CMBS securities below the senior AAA tranche from a risk-adjusted present value technique to pricing obtained from an independent valuation service vendor as returning liquidity in CMBS markets contributed to the availability of more reliable and representative measures of fair value. In applying the risk-adjusted present value technique in periods prior to June 30, 2013, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $133 million and $447 million at December 31, 2013 and 2012, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2013. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   In 2013, AFS fixed maturities with fair values of $37 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $20 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2013. In 2013, one of the Company's private securities went public and as a result, $20 million was transferred from a Level 3 classification to a Level 1 classification. In 2013, $9 million was transferred from a Level 3 to a Level 2 classification due to merger of one of the private securities with a public company that had a trading restriction period at December 31, 2013.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2013 and 2012, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                           STATE AND
                                                           POLITICAL             COMMERCIAL  RESIDENTIAL
                                                             SUB-      FOREIGN   MORTGAGE-    MORTGAGE-     ASSET-
                                                CORPORATE  DIVISIONS    GOVTS      BACKED      BACKED       BACKED
                                                ---------  ---------  ---------  ----------  -----------  ---------

                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2013....................... $     355  $      50  $      19  $      900    $       9  $     113
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --          --           --         --
     Investment gains (losses), net............         5         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................         7         --         --         (68)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        (1)        (3)        (2)         13           (1)         3
Purchases......................................        70         --         --          31           --         --
Issuances......................................        --         --         --          --           --         --
Sales..........................................     (150)        (1)       (17)       (160)          (4)       (22)
Settlements....................................        --         --         --          --           --         --
Transfers into Level 3/(1)/....................        20         --         --          --           --         --
Transfers out of Level 3/(1)/..................      (10)         --         --        (16)           --       (11)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2013..................... $     291  $      46  $      --  $      700    $       4  $      83
                                                =========  =========  =========  ==========    =========  =========

BALANCE, JANUARY 1, 2012....................... $     432  $      53  $      22  $      902    $      14  $     172
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............         2         --         --           2           --         --
     Investment gains (losses), net............         4         --         --        (105)          --         --
                                                ---------  ---------  ---------  ----------    ---------  ---------
       Subtotal................................ $       6  $      --  $      --  $     (103)   $      --  $      --
                                                ---------  ---------  ---------  ----------    ---------  ---------
   Other comprehensive income (loss)...........        15         (1)        --         128           --          4
Purchases......................................        --         --         --          --           --         --
Sales..........................................       (47)        (2)        --         (27)          (5)       (25)
Transfers into Level 3/(1)/....................        17         --         --          --           --         --
Transfers out of Level 3/(1)/..................       (68)        --         (3)         --           --        (38)
                                                ---------  ---------  ---------  ----------    ---------  ---------
BALANCE, DECEMBER 31, 2012..................... $     355  $      50  $      19  $      900    $       9  $     113
                                                =========  =========  =========  ==========    =========  =========

  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                 REDEEM-                                                      GWBL
                                                  ABLE         OTHER        OTHER       GMIB      SEPARATE  AND OTHER
                                                PREFERRED     EQUITY       INVESTED  REINSURANCE  ACCOUNTS  FEATURES
                                                  STOCK   INVESTMENTS/(1)/  ASSETS      ASSET      ASSETS   LIABILITY
                                                --------- ---------------  --------  -----------  --------  ---------
                                                                            (IN MILLIONS)
BALANCE, JANUARY 1, 2013.......................  $     15    $         77  $     --  $    11,044  $    224  $     265
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              10        --           --        --         --
     Investment gains (losses), net............        --              (7)       --           --        10         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --       (4,496)       --         --
     Policyholders' benefits...................        --              --        --           --        --       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................        --               3        --       (4,496)       10       (351)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........        --              --        --           --        (1)        --
Purchases......................................        --               4        --          237         6         86
Issuances......................................        --              --        --           --        --         --
Sales..........................................        --              (3)       --          (38)       (3)        --
Settlements....................................        --              --        --           --        (2)        --
Transfers into Level 3/(2)/....................        --              --        --           --         3         --
Transfers out of Level 3/(2)/..................        --             (29)       --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2013.....................  $     15    $         52  $     --  $     6,747  $    237  $      --
                                                 ========    ============  ========  ===========  ========  =========

BALANCE, JANUARY 1, 2012.......................  $     14    $         77  $     (2) $    10,547  $    215  $     291
Total gains (losses), realized and
  unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)..............        --              --        --           --        --         --
     Investment gains (losses), net............        --              --        --           --         8         --
     Increase (decrease) in the fair value
       of reinsurance contracts................        --              --        --          315        --         --
     Policyholders' benefits...................        --              --        --           --        --        (77)
                                                 --------    ------------  --------  -----------  --------  ---------
       Subtotal................................  $     --    $         --  $     --  $       315  $      8  $     (77)
                                                 --------    ------------  --------  -----------  --------  ---------
   Other comprehensive income (loss)...........         1              --         2           --        --         --
Purchases......................................        --              --        --          182         6         51
Sales..........................................        --              --        --           --        (2)        --
Settlements....................................        --              --        --           --        (3)        --
Transfers into Level 3/(2)/....................        --              --        --           --        --         --
                                                 --------    ------------  --------  -----------  --------  ---------
BALANCE, DECEMBER 31, 2012.....................  $     15    $         77  $     --  $    11,044  $    224  $     265
                                                 ========    ============  ========  ===========  ========  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2013 and 2012 by category for Level 3 assets and liabilities still held at December 31, 2013 and 2012, respectively:

                                                              EARNINGS (LOSS)
                                                ------------------------------------------
                                                                             INCREASE
                                                   NET                   (DECREASE) IN THE
                                                INVESTMENT  INVESTMENT     FAIR VALUE OF             POLICY-
                                                  INCOME       GAINS        REINSURANCE              HOLDERS'
                                                  (LOSS)   (LOSSES), NET     CONTRACTS        OCI    BENEFITS
                                                ---------- ------------- -----------------  -------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2013
STILL HELD AT DECEMBER 31, 2013:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    (2)  $    --
     State and political subdivisions..........         --            --                --       (4)       --
     Foreign governments.......................         --            --                --       --        --
     Commercial mortgage-backed................         --            --                --        6        --
     Asset-backed..............................         --            --                --        4        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $     4   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts..................         --            --            (4,297)      --        --
   Separate Accounts' assets...................         --            10                --       --        --
   GWBL and other features' liability..........         --            --                --       --      (265)
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $       10   $        (4,297) $     4   $  (265)
                                                 =========    ==========   ===============  =======   =======

Level 3 Instruments
Full Year 2012
Still Held at December 31, 2012:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................  $      --    $       --   $            --  $    14   $    --
     State and political subdivisions..........         --            --                --       (1)       --
     Foreign governments.......................         --            --                --        1        --
     Commercial mortgage-backed................         --            --                --      124        --
     Asset-backed..............................         --            --                --        3        --
     Other fixed maturities,
       available-for-sale......................         --            --                --       --        --
                                                 ---------    ----------   ---------------  -------   -------
       Subtotal................................  $      --    $       --   $            --  $   141   $    --
                                                 ---------    ----------   ---------------  -------   -------
   GMIB reinsurance contracts                           --            --               497       --        --
   Separate Accounts' assets                            --             8                --       --        --
   GWBL and other features' liability                   --            --                --       --        26
                                                 ---------    ----------   ---------------  -------   -------
       Total...................................  $      --    $        8   $           497  $   141   $    26
                                                 =========    ==========   ===============  =======   =======

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2013 and 2012, respectively.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2013

                                 FAIR         VALUATION                   SIGNIFICANT
                                 VALUE        TECHNIQUE                UNOBSERVABLE INPUT               RANGE
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    54 Matrix pricing model    Spread over the industry-specific
                                                                            benchmark yield curve 125 BPS - 550 BPS
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      45 BPS
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       7 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 BPS - 687 BPS
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      52 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple
                                                                                    Discount rate    1.2X - 4.9X
                                                                                   Discount years   1.1X - 17.1X
                                                                                                        18.0%
                                                               Discount for lack of marketability         1
                                                                                 and risk factors     50% - 60%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     215 Third party appraisal                 Capitalization rate       5.4%
                                                                         Exit capitalization rate       6.4%
                                                                                    Discount rate       7.4%

                                     11 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 256 BPS - 434 BPS
                                                                                   Inflation rate    0.0% - 2.3%
                                                                                  Discount factor    3.3% - 6.8%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....   6,747 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  7 BPS - 21 BPS
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/.................      61 Discounted Cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   20.0% - 33.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

        Quantitative Information about Level 3 Fair Value Measurements
                               December 31, 2012

                                 Fair         Valuation                   Significant
                                 Value        Technique                Unobservable Input               Range
                                ------- ---------------------- ---------------------------------- -----------------
                                                              (In Millions)
Assets:
Investments:
  Fixed maturities,
  available-for-sale:
   Corporate................... $    94 Matrix pricing model
                                                                Spread over the industry-specific
                                                                            benchmark yield curve 125 bps - 650 bps
-------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..     889 Discounted Cash flow                Constant default rate   3.0% - 25.0%
                                                                           Probability of default       55.0%
                                                                                    Loss severity       49.0%
                                                                                    Discount rate  3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.       1 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve      46 bps
-------------------------------------------------------------------------------------------------------------------

   Asset-backed................       8 Matrix pricing model                     Spread over U.S.
                                                                                   Treasury curve 30 bps - 695 bps
-------------------------------------------------------------------------------------------------------------------

   Other equity investments....      38 Market comparable                        Revenue multiple
                                          companies                                  R&D multiple   0.6x - 62.5x
                                                                                    Discount rate   1.0x - 30.6x
                                                                                   Discount years       18.0%
                                                               Discount for lack of marketability       1 - 2
                                                                                 and risk factors   40.0% - 60.0%
-------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets......     194 Third party appraisal                 Capitalization rate       5.5%
                                                                         Exit capitalization rate       6.6%
                                                                                    Discount rate       7.7%

                                     22 Discounted cash flow                     Spread over U.S.
                                                                                   Treasury curve 275 bps - 586 bps
                                                                                   Inflation rate    2.0% - 3.0%
                                                                                  Discount factor    1.0% - 2.0%
-------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.....  11,044 Discounted cash flow                          Lapse Rates    1.5% - 8.0%
                                                                                 Withdrawal Rates    0.2% - 8.0%
                                                                           GMIB Utilization Rates   0.0% - 15.0%
                                                                             Non-performance risk  13 bps - 45 bps
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

Liabilities:
GMWB/GWBL/(1)/.................     205 Discounted cash flow                          Lapse Rates    1.0% - 8.0%
                                                                                 Withdrawal Rates    0.0% - 7.0%
                                                                        Volatility rates - Equity   24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the tables above at December 31, 2013 and 2012, respectively, are approximately $1,088 million and $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 76.2% and 29.3% of total assets classified as Level 3 and represent only 0.8% and 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including commercial mortgage-, residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above at December 31, 2013 and 2012, respectively, are approximately $54 million and $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 that is determined by application of a matrix pricing model, representing approximately 18.6% and 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   At December 31, 2012, CMBS classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities. At December 31, 2013, all CMBS securities were valued using prices obtained from an independent valuation service vendor and therefore excluded from the quantitative disclosures discussed above.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2013 and 2012, are approximately 25.0% and 11.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2013 and 2012, are approximately 8.4% and 7.1%, respectively, of the total fair value of these Level 3 securities that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 at December 31, 2013 and 2012, respectively, are approximately $30 million and $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2013 and 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $10 million and $12 million.

   Separate Accounts' assets classified as Level 3 at December 31, 2013 and 2012, respectively, primarily consist of private equity investments with fair value of approximately $215 million and $198 million, including approximately $219 million and $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $7 million and $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million and $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment at December 31, 2013 and 2012, respectively. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2013 and 2012, respectively, consist of mortgage- and asset-backed securities with fair values of approximately $3 million, $7 million, $4 million and $4 million and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2013 and 2012 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                      FAIR VALUE
                                              CARRYING ----------------------------------------
                                               VALUE   LEVEL 1   LEVEL 2     LEVEL 3    TOTAL
                                              -------- ------- ------------ ---------- --------
                                                                (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Mortgage loans on real estate................ $  5,684  $   -- $         -- $    5,716 $  5,716
Other limited partnership interests..........    1,592      --           --      1,592    1,592
Loans to affiliates..........................    1,088      --          800        398    1,198
Policyholders liabilities: Investment
  contracts..................................    2,435      --           --      2,523    2,523
Long-term debt...............................      200      --          225         --      225
Loans from affiliates........................      825      --          969         --      969

December 31, 2012:
------------------
Mortgage loans on real estate................ $  5,059  $   -- $         -- $    5,249 $  5,249
Other limited partnership interests..........    1,514      --           --      1,514    1,514
Loans to affiliates..........................    1,037      --          784        402    1,186
Policyholders liabilities: Investment
  contracts..................................    2,494      --           --      2,682    2,682
Long-term debt...............................      200      --          236         --      236
Loans from affiliates........................    1,325      --        1,676         --    1,676

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts are held at book value.

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

    A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                GMDB      GMIB      TOTAL
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1, 2011................... $  1,265  $  2,311  $  3,576
  Paid guarantee benefits....................     (203)      (47)     (250)
  Other changes in reserve...................      531     1,866     2,397
                                              --------  --------  --------
Balance at December 31, 2011.................    1,593     4,130     5,723
  Paid guarantee benefits....................     (288)      (77)     (365)
  Other changes in reserve...................      467       508       975
                                              --------  --------  --------
Balance at December 31, 2012.................    1,772     4,561     6,333
  Paid guarantee benefits....................     (237)     (325)     (562)
  Other changes in reserve...................       91       (33)       58
                                              --------  --------  --------
Balance at December 31, 2013................. $  1,626  $  4,203  $  5,829
                                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                                  GMDB
                                              -------------
                                              (IN MILLIONS)

Balance at January 1, 2011...................    $      533
  Paid guarantee benefits....................           (81)
  Other changes in reserve...................           264
                                                 ----------
Balance at December 31, 2011.................           716
  Paid guarantee benefits....................          (127)
  Other changes in reserve...................           255
                                                 ----------
Balance at December 31, 2012.................           844
  Paid guarantee benefits....................          (109)
  Other changes in reserve...................            56
                                                 ----------
Balance at December 31, 2013.................    $      791
                                                 ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2013 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN OF
                                                 PREMIUM    RATCHET  ROLL-UP    COMBO      TOTAL
                                               ----------  --------  -------  ---------  ---------
                                                              (DOLLARS IN MILLIONS)
GMDB:
-----
  Account values invested in:
   General Account............................ $   13,121  $    228  $    92  $     393  $  13,834
   Separate Accounts.......................... $   36,658  $  8,551  $ 4,094  $  37,795  $  87,098
  Net amount at risk, gross................... $      270  $    169  $ 2,192  $  10,891  $  13,522
  Net amount at risk, net of amounts
   reinsured.................................. $      270  $    111  $ 1,451  $   4,152  $   5,984
  Average attained age of contractholders.....       50.8      64.5     70.2       65.2       54.6
  Percentage of contractholders over age 70...        8.4%     32.2%    53.0%      33.7%      15.5%
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
-----
  Account values invested in:
   General Account............................        N/A       N/A  $    37  $     428  $     465
   Separate Accounts..........................        N/A       N/A  $ 8,349  $  49,109  $  57,458
  Net amount at risk, gross...................        N/A       N/A  $   892  $   1,551  $   2,443
  Net amount at risk, net of amounts
   reinsured..................................        N/A       N/A  $   268  $     369  $     637
  Weighted average years remaining until
   annuitization..............................        N/A       N/A      0.7        3.5        3.3
  Range of contractually specified interest
   rates......................................        N/A       N/A   3% - 6%  3% - 6.5%  3% - 6.5%

   In the second quarter 2013, the approach for determining the above noted GMIB net amount at risk was updated to be more reflective of the economic exposure to the Company. Previously, the calculation used a current annuitization factor based on the retail pricing basis for single-premium individual annuities, including premium loads and interest margins. The updated approach excludes premium loads and interest margins.

   The Company continues to proactively manage the risks associated with its in-force business, particularly variable annuities with guarantee features. For example, in third quarter 2013, the Company initiated a program to purchase from certain policyholders the GMDB and GMIB riders contained in their Accumulator(R) contracts. As a result of this program, the Company is assuming a change in the short term behavior of remaining policyholders, as those who do not accept are assumed to be less likely to surrender their contract over the short term.

   Due to the difference in accounting recognition between the fair value of the reinsurance contract asset and the U.S. GAAP gross reserves and DAC the net impact is an after-tax loss of $20 million, which was recognized in 2013.

   The liability for SCS, SIO, MSO, IUL, GIB and GWBL and other features, not included above, was $346 million at December 31, 2013 and the liability for GIB and GWBL and other features, not included above, was $265 million at December 31, 2012, which are accounted for as embedded derivatives. The liability for GIB, GWBL and other features reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios. The liability for SCS, SIO, MSO and IUL reflects the present value of expected future payments assuming the segments are held to maturity.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------

                                                  (IN MILLIONS)
GMDB:
-----
Equity....................................... $   64,035 $   52,633
Fixed income.................................      3,330      3,748
Balanced.....................................     19,237     19,102
Other........................................        496        543
                                              ---------- ----------
Total........................................ $   87,098 $   76,026
                                              ========== ==========

GMIB:
Equity....................................... $   41,603 $   33,361
Fixed income.................................      2,208      2,335
Balanced.....................................     13,401     12,906
Other........................................        246        264
                                              ---------- ----------
Total........................................ $   57,458 $   48,866
                                              ========== ==========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2013, the total account value and net amount at risk of the hedged variable annuity contracts were $40,319 million and $4,774 million, respectively, with the GMDB feature and $23,346 million and $370 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                                                REINSURANCE
                                              DIRECT LIABILITY     CEDED          NET
                                              ---------------- -------------  -----------

                                                               (IN MILLIONS)

Balance at January 1, 2011...................     $        375   $      (231) $       144
  Other changes in reserves..................               95           (31)          64
                                                  ------------   -----------  -----------
Balance at December 31, 2011.................              470          (262)         208
  Other changes in reserves..................               86           (48)          38
                                                  ------------   -----------  -----------
Balance at December 31, 2012.................              556          (310)         246
  Other changes in reserves..................              273          (131)         142
                                                  ------------   -----------  -----------
Balance at December 31, 2013.................     $        829   $      (441) $       388
                                                  ============   ===========  ===========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2013, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.6% and 50.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 32.0% and 41.9%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2013 and 2012 were $6,747 million and $11,044 million, respectively. The increases (decreases) in estimated fair value were $(4,297) million, $497 million and $5,941 million for 2013, 2012 and 2011, respectively.

   At December 31, 2013 and 2012, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,379 million and $2,465 million, of which $1,920 million and $1,964 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2013 and 2012, affiliated reinsurance recoverables related to insurance contracts amounted to $1,555 million and $1,383 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $70 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2013 and 2012, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $143 million and $160 million at December 31, 2013 and 2012, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2013 and 2012 were $709 million and $752 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Direct premiums.............................. $   848  $   873  $   908
Reinsurance assumed..........................     213      219      210
Reinsurance ceded............................    (565)    (578)    (585)
                                              -------  -------  -------
Premiums..................................... $   496  $   514  $   533
                                              =======  =======  =======
Universal Life and Investment-type Product
  Policy Fee Income Ceded.................... $   247  $   234  $   221
                                              =======  =======  =======
Policyholders' Benefits Ceded................ $   703  $   667  $   510
                                              =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $79 million and $86 million at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, respectively, $1,687 million and $1,704 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group, rated AA-. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                               2013   2012   2011
                                              ------ ------ ------
                                                 (IN MILLIONS)
Incurred benefits related to current year.... $   15 $   16 $   24
Incurred benefits related to prior years.....     10     14     18
                                              ------ ------ ------
Total Incurred Benefits...................... $   25 $   30 $   42
                                              ====== ====== ======

Benefits paid related to current year........ $   19 $   21 $   15
Benefits paid related to prior years.........     13     16     24
                                              ------ ------ ------
Total Benefits Paid.......................... $   32 $   37 $   39
                                              ====== ====== ======

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                               DECEMBER 31,
                                              ---------------
                                               2013    2012
                                              ------- -------
                                               (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with
  interest rates of 0.3% and 0.5%)........... $   268 $   323
                                              ------- -------
Total short-term debt........................     268     323
                                              ------- -------

Long-term debt:
AXA Equitable:
  Surplus Notes, 7.7%, due 2015..............     200     200
                                              ------- -------
Total long-term debt.........................     200     200
                                              ------- -------
Total Short-term and Long-term Debt.......... $   468 $   523
                                              ======= =======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet its membership requirement ($13 million, as of December 31, 2013). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2013, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2013 and 2012, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit
   AllianceBernstein to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2013, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   In third quarter 2013, AXA Equitable purchased, at fair value, AXA Arizona's $50 million note receivable from AXA for $56 million. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In December 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note pays interest semi-annually and matures on December 1, 2018.

   In November 2008, AXA Equitable issued a $500 million callable 7.1% surplus note to AXA Financial. The note paid interest semi-annually and was scheduled to mature on December 1, 2018. In June 2013, AXA Equitable repaid this note at par value plus interest accrued to AXA Financial.

   Other Transactions

   In third quarter 2013, AXA Equitable purchased, at fair value, MONY Life Insurance Company's ("MONY Life") equity interest in limited partnerships for $53 million and MONY Life's CMBS portfolio for $31 million.

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life and MONY Life Insurance Company of America ("MLOA"), for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $40 million, $37 million and $14 million, respectively, for 2013, 2012 and 2011.

   In 2013, 2012 and 2011, respectively, the Company paid AXA Distribution and its subsidiaries $621 million, $684 million and $641 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $306 million, $348 million and $413 million, respectively, for their applicable share of operating expenses in 2013, 2012 and 2011, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2013 and 2012, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $5,388 million and $8,888 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2013, 2012 and 2011 related to the UL and no lapse guarantee riders totaled approximately $474 million, $484 million and $484 million, respectively. Ceded claims paid in 2013, 2012 and 2011 were $70 million, $68 million and $31 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis.

   Premiums earned from the above mentioned affiliated reinsurance transactions in 2013, 2012 and 2011 totaled approximately $21 million, $21 million and $22 million, respectively. Claims and expenses paid in 2013, 2012 and 2011 were $10 million, $13 million and $14 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $165 million, $161 million and $152 million in 2013, 2012 and 2011, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $24 million, $26 million and $22 million in 2013, 2012 and 2011, respectively. The net receivable (payable) related to these contracts was approximately $(8) million and $8 million at December 31, 2013 and 2012, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Investment advisory and services fees........ $  1,010 $    879 $    831
Distribution revenues........................      455      408      360
Other revenues -- shareholder servicing fees.       91       89       92
Other revenues -- other......................        6        5        6

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit pension plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. AXA Equitable also sponsors non-qualified defined benefit pension plans.

   AXA Equitable announced in the third quarter of 2013 that benefit accruals under its qualified and non-qualified defined benefit pension plans would be discontinued after December 31, 2013. This plan curtailment resulted in a decrease in the Projected Benefit Obligation ("PBO") of approximately $29 million, which was offset against existing deferred losses in AOCI, and recognition of a $3 million curtailment loss from accelerated recognition of existing prior service costs accumulated in OCI. In addition, AXA Equitable announced that it will begin providing a company contribution to the AXA Equitable 401(k) Plan as of January 1, 2014. AXA Equitable will also provide an excess 401(k) contribution for eligible compensation over the qualified plan compensation limits under a nonqualified deferred compensation plan.

   AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2013, no cash contributions were made by AXA Equitable to its qualified pension plan. AllianceBernstein made a $4 million cash contribution to its qualified pension plan in 2013. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2013, no minimum contribution is required to be made in 2014 under ERISA, as amended by the Pension Act. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2014.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                                2013     2012     2011
                                              -------  -------  -------
                                                    (IN MILLIONS)

Service cost................................. $    40  $    40  $    41
Interest cost................................      99      109      122
Expected return on assets....................    (155)    (146)    (120)
Actuarial (gain) loss........................       1        1       --
Net amortization.............................     155      164      145
Curtailment..................................       3       --       --
                                              -------  -------  -------
Net Periodic Pension Expense................. $   143  $   168  $   188
                                              =======  =======  =======

   Changes in the PBO of the Company's qualified plans were comprised of:

                                                 DECEMBER 31,
                                              ------------------
                                                2013      2012
                                              --------  --------
                                                 (IN MILLIONS)

Projected benefit obligation, beginning of
  year....................................... $  2,797  $  2,626
Service cost.................................       32        32
Interest cost................................       99       109
Actuarial (gains) losses.....................     (260)      219
Benefits paid................................     (176)     (187)
Plan amendments and curtailments.............      (29)       (2)
                                              --------  --------
Projected Benefit Obligation, End of Year.... $  2,463  $  2,797
                                              ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              --------  ------
                                                (IN MILLIONS)

Pension plan assets at fair value, beginning
  of year.................................... $  2,396  $2,093
Actual return on plan assets.................      180     231
Contributions................................        4     265
Benefits paid and fees.......................     (179)   (193)
                                              --------  ------
Pension plan assets at fair value, end of
  year.......................................    2,401   2,396
PBO..........................................    2,463   2,797
                                              --------  ------
Excess of PBO Over Pension Plan Assets....... $    (62) $ (401)
                                              ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $62 million and $401 million at December 31, 2013 and 2012, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,797 million and $2,396 million, respectively, at December 31, 2012. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,463 million and $2,401 million, respectively, at December 31, 2013 and $2,761 million and $2,396 million, respectively, at December 31, 2012. The accumulated benefit obligation for all defined benefit pension plans was $2,463 million and $2,761 million at December 31, 2013 and 2012, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2013 and 2012 that have not yet been recognized as components of net periodic pension cost:

                                                DECEMBER 31,
                                              -----------------
                                                2013     2012
                                              -------- --------
                                                (IN MILLIONS)

Unrecognized net actuarial (gain) loss....... $  1,181 $  1,650
Unrecognized prior service cost (credit).....       --        4
                                              -------- --------
  Total...................................... $  1,181 $  1,654
                                              -------- --------

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $115 million and $0 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2013 and 2012:

                                                DECEMBER 31,
                                              ----------------
                                                2013     2012
                                              -------  -------
                                                (IN MILLIONS)

Fixed Maturities.............................    49.0%    52.8%
Equity Securities............................    39.1     36.5
Equity real estate...........................     9.3      8.4
Cash and short-term investments..............     1.9      2.3
Other........................................     0.7       --
                                              -------  -------
  Total......................................   100.0%   100.0%
                                              =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2013, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2013, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to minimize downside equity risk, principally using exchange-traded options contracts. As a result of a strategic asset allocation project conducted in the latter half of 2013, the existing equity-hedging program was discontinued in January 2014 at maturity of the underlying positions.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2013 and 2012, respectively.

                                              LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
DECEMBER 31, 2013:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    801 $     -- $    801
  U.S. Treasury, government and agency.......       --      343       --      343
  States and political subdivisions..........       --       16       --       16
  Other structured debt......................       --        6        4       10
Common and preferred equity..................      716      191       --      907
Mutual funds.................................       44       --       --       44
Private real estate investment funds.........       --       --        2        2
Private real estate investment trusts........       --       11      220      231
Cash and cash equivalents....................        1       --       --        1
Short-term investments.......................       23       23       --       46
                                              -------- -------- -------- --------
  Total...................................... $    784 $  1,391 $    226 $  2,401
                                              ======== ======== ======== ========

December 31, 2012:
------------------
Asset Categories
Fixed Maturities:
  Corporate.................................. $     -- $    849 $     -- $    849
  U.S. Treasury, government and agency.......       --      410       --      410
  States and political subdivisions..........       --       18       --       18
  Other structured debt......................       --       --        5        5
Common and preferred equity..................      751       62       --      813
Mutual funds.................................       35       --       --       35
Private real estate investment funds.........       --       --        3        3
Private real estate investment trusts........       --       11      197      208
Cash and cash equivalents....................       25       --       --       25
Short-term investments.......................       --       30       --       30
                                              -------- -------- -------- --------
  Total...................................... $    811 $  1,380 $    205 $  2,396
                                              ======== ======== ======== ========

   At December 31, 2013, assets classified as Level 1, Level 2, and Level 3 comprise approximately 32.7%, 57.9% and 9.4%, respectively, of qualified pension plan assets. At December 31, 2012, assets classified as Level 1, Level 2 and Level 3 comprised approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $2 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2013 and 2012, respectively.

                                                                PRIVATE
                                                              REAL ESTATE  PRIVATE
                                                  FIXED       INVESTMENT  INVESTMENT   COMMON
                                              MATURITIES/(1)/    FUNDS      TRUSTS     EQUITY     TOTAL
                                              --------------  ----------- ---------- ---------- ----------

                                                                     (IN MILLIONS)
Balance at January 1, 2013...................     $        5   $        3 $      197 $       -- $      205
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2013.........................             --           --         23         --         23
  Purchases/issues...........................             --           --         --         --         --
  Sales/settlements..........................             --           --         --         --         --
  Transfers into/out of Level 3..............            (1)          (1)         --         --        (2)
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2013.................     $        4   $        2 $      220 $       -- $      226
                                                  ==========   ========== ========== ========== ==========

Balance at January 1, 2012...................     $        6   $        4 $      183 $       -- $      193
Actual return on plan assets:
  Relating to assets still held at
   December 31, 2012.........................             --           --         14         --         14
  Sales/settlements..........................            (1)          (1)         --         --        (2)
  Transfers into/out of Level 3..............             --           --         --         --         --
                                                  ----------   ---------- ---------- ---------- ----------
Balance at December 31, 2012.................     $        5   $        3 $      197 $       -- $      205
                                                  ==========   ========== ========== ========== ==========

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2013 and 2012 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2013 and 2012.

                                              2013  2012
                                              ----- -----

Discount rates:
  Benefit obligation......................... 4.50% 3.50%
  Periodic cost.............................. 4.50% 4.25%

Rates of compensation increase:
  Benefit obligation and periodic cost....... 6.00% 6.00%

Expected long-term rates of return on
  pension plan assets (periodic cost)........ 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class. Based upon new plan asset allocation targets for 2014 intended to rebalance between the bond and equity portfolios under the long-term investment strategy, the expected long-term rate of return assumed on pension plan assets in the measurement of net periodic cost will be increased to 7.00%.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $10 million, $12 million and $13 million for 2013, 2012 and 2011, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2014, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2013 and include benefits attributable to estimated future employee service.

                                                 PENSION
                                                BENEFITS
                                              -------------
                                              (IN MILLIONS)

2014.........................................    $      189
2015.........................................           196
2016.........................................           192
2017.........................................           188
2018.........................................           185
Years 2019 - 2023............................           853

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy for retirees. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy did not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

   AXA FINANCIAL ASSUMPTION

   Since December 31, 1999, AXA Financial has legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees.

   Compensations costs for 2013, 2012 and 2011 for share-based payment arrangements as further described herein are as follows:

                                               2013  2012  2011
                                              -----  ----- ----
                                                (IN MILLIONS)
Performance Unit/Shares...................... $  43  $  24 $  2
Stock Options................................     2      3    4
AXA Shareplan................................    13     18    9
AXA Miles....................................    --      1    1
AllianceBernstein Stock Options..............    (4)     1   21
AllianceBernstein Restricted Units...........   286    148  377
                                              -----  ----- ----
Total Compensation Expenses.................. $ 340  $ 195 $414
                                              =====  ===== ====

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan"). In 2013, they were granted performance shares under the AXA International Performance Share Plan 2013 (the "Performance Share Plan").

   Performance Units and Performance Shares

   2013 GRANT. On March 22, 2013, under the terms of the Performance Share Plan, AXA awarded approximately 2.2 million unearned performance shares to employees of AXA Equitable. The extent to which 2013-2014 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance shares earned, which may vary in linear formula between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the third anniversary of the award date. The plan will settle in shares to all participants. In 2013, the expense associated with the March 22, 2013 grant of performance shares was approximately $11 million.

   50% SETTLEMENT OF 2010 GRANT IN 2013. On April 4, 2013, cash distributions of approximately $7 million and share distributions of approximately $49,000 were made to active and former AXA Equitable employees in settlement of 390,460 performance units, representing the remaining 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. Cash distributions of approximately $9 million in settlement of approximately 539,000 performance units, representing the first 50 percent of the performance units earned under the terms of the AXA Performance Unit Plan 2010 were distributed in April 2012.

   2012 GRANT. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2013 and 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $26 million and $11 million, respectively.

   2011 GRANT. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to AXA Equitable employees. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $6 million, $11 million and $2 million, respectively.

   SETTLEMENT OF 2009 GRANT IN 2011. On March 20, 2011, approximately 831,000 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 164,000 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   For 2013, 2012 and 2011, the Company recognized compensation costs of $43 million, $24 million and $2 million, respectively, for performance shares and units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit and share awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units and shares earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2013 and 2012 was $108 million and $58 million, respectively. Approximately 5.3 million outstanding performance units and shares are at risk to achievement of 2013 performance criteria, primarily representing the performance shares grant of March 22, 2013 for which cumulative average 2013-2014 performance targets will determine the number of performance shares earned and including one-half of the performance unit award granted on March 16, 2012.

   Stock Options

   2013 GRANT. On March 22, 2013, approximately 457,000 options to purchase AXA ordinary shares were granted to employees of AXA Equitable under the terms of the Stock Option Plan at an exercise price of 13.81 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 246,000 of the total options awarded on March 22, 2013 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 22, 2013 have a ten-year term. The weighted average grant date fair value per option award was estimated at $1.79 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 31.27%, a weighted average expected term of 7.7 years, an expected dividend yield of 7.52% and a risk-free interest rate of 1.34%. The total fair value of these options (net of expected forfeitures) of $818,597 is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013, the Company recognized expenses associated with the March 22, 2013 grant of options of approximately $357,000.

   2012 GRANT. On March 16, 2012, approximately 901,000 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,000 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of options was approximately $504,000 and $791,000.

   2011 GRANT. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. In addition, approximately 483,000 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2013, 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of $573,000, $1 million and $2 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2013 follows:

                                                                            Options Outstanding
                                              ------------------------------------------------------------------------------
                                                                                                         AllianceBernstein
                                                                                                              Holding
                                                    AXA Ordinary Shares            AXA ADRs/(3)/               Units
                                              ------------------------------   ---------------------- ----------------------
                                                                Weighted                    Weighted                Weighted
                                                Number          Average          Number     Average     Number      Average
                                              Outstanding       Exercise       Outstanding  Exercise  Outstanding   Exercise
                                              (In 000's)         Price         (In 000's)    Price    (In 000's)     Price
                                              -----------  -----------------   -----------  --------- -----------  ---------

Options outstanding at January 1, 2013.......    18,101.7    (Euro)    21.00       4,990.0  $   20.01     8,553.3  $   39.77
Options granted..............................       486.2    (Euro)    13.81            --  $      --        37.7  $   25.47
Options exercised............................      (527.8)   (Euro)    12.15      (3,022.6) $   17.74      (887.6) $   17.05
Options forfeited, net.......................      (490.4)   (Euro)    19.27        (145.5) $   22.01      (602.4) $   60.10
Options expired..............................          --                 --           7.9         --       (26.9) $   36.50
                                               ----------                      -----------             ----------
Options Outstanding at December 31, 2013.....    17,569.7    (Euro)    21.00       1,829.8  $   23.60     7,074.1  $   40.82
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 8,120.6              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        4.24                             1.28                    4.9
                                               ==========                      ===========             ==========
Options Exercisable at December 31, 2013.....    13,599.8    (Euro)    23.12       1,820.1  $   23.66     4,684.5      34.97
                                               ==========  =================   ===========  =========  ==========  =========
Aggregate Intrinsic Value/(1)/...............              (Euro)      --/(2)/              $ 7,967.9              $   --/(2)/
                                                           =================                =========              =========
Weighted Average Remaining Contractual Term
  (in years).................................        3.35                             1.26                    4.8
                                               ==========                      ===========             ==========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2013 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   Cash proceeds received from employee exercises of stock options in 2013 was $54 million. The intrinsic value related to employee exercises of stock options during 2013, 2012 and 2011 were $14 million, $5 million and $3 million respectively, resulting in amounts currently deductible for tax purposes of $5 million, $2 million, and $1 million, respectively, for the periods then ended. In 2013, 2012 and 2011, windfall tax benefits of approximately $5 million, $2 million and $1 million, respectively, resulted from employee exercises of stock option awards.

   At December 31, 2013, AXA Financial held approximately 351,000 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of $24.73 per share, of which approximately 302,000 were designated to fund future exercises of outstanding stock options and approximately 49,000 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2013, 2012 and 2011, respectively.

                                                    AXA Ordinary Shares         AllianceBernstein Holding Units
                                              -------------------------------  --------------------------------
                                                 2013       2012       2011        2013        2012      2011
                                              ---------  ---------  ---------  ------------  --------  --------

Dividend yield...............................      7.52%      7.54%      7.00%    8.0 - 8.3%     6.20%   5.40%
Expected volatility..........................     31.27%     39.89%     33.90%  49.7 - 49.8%    49.20%  47.30%
Risk-free interest rates.....................      1.34%      1.80%      3.13%    0.8 - 1.7%     0.70%   1.9%
Expected life in years.......................       7.7        5.6        6.4           6.0       6.0     6.0
Weighted average fair value per option at
  grant date................................. $    1.79  $    2.48  $    2.49  $       5.44  $   3.67  $   5.98

   For 2013, 2012 and 2011, the Company recognized compensation costs (credits) for employee stock options of $(2) million, $4 million and $25 million, respectively. As of December 31, 2013, approximately $1 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.5 years.

   Restricted Awards.

   Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors of AXA Financial and certain subsidiaries (including AXA Equitable) restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2013, 2012 and 2011, respectively, the Company recognized compensation costs of $286 million, $148 million and $377 million for awards outstanding under these restricted stock and unit award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2013, approximately 22.3 million restricted shares and Holding units remain unvested. At December 31, 2013, approximately $48 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.2 years.

   The following table summarizes unvested restricted stock activity for 2013.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------

Unvested as of January 1, 2013...............    177,001   $  27.23
Granted......................................     11,613   $  13.97
Vested.......................................    117,235   $  33.91
Forfeited....................................         --         --
                                               ---------
Unvested as of December 31, 2013.............     71,379   $  14.09
                                               =========

   Restricted stock vested in 2013, 2012 and 2011 had aggregate vesting date fair values of approximately $1 million, $1 million and $2 million, respectively.

   AXA Shareplan

   In 2013, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2013. Eligible employees could have reserved a share purchase during the reservation period from September 2, 2013 through September 17, 2013 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 28, 2013 through October 31, 2013. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2013 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $19.85 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 12.95% formula discounted price of $21.59 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2013 which is July 1, 2018. All subscriptions became binding and irrevocable at October 31, 2013.

   The Company recognized compensation expense of $13 million in 2013, $18 million in 2012 and $9 million in 2011 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplans 2013, 2012 and 2011 primarily invested under Investment Option B for the purchase of approximately 5 million, 8 million and 9 million AXA ordinary shares, respectively.

   AXA Miles Program

   AXA MILES PROGRAM 2012. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired from service. Half of each AXA Miles grant, or 25 AXA Miles, were subject to an additional vesting condition that required improvement in at least one of two AXA performance metrics in 2012 as compared to 2011 and was confirmed to have been achieved. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2013 and 2012, respectively, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $278,000 and $538,000.

   AXA MILES PROGRAM 2007. On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represented the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,000 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, the Company recognized compensation expense of approximately $1 million in respect of this grant of AXA Miles.

   AllianceBernstein Long-term Incentive Compensation Plans

   AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2013 and 2012, AllianceBernstein purchased 5.2 million and 15.7 million Holding units for $111 million and $239 million respectively. These amounts reflect open-market purchases of 1.9 million and 12.3 million Holding units for $39 million and $182 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 13.9 million (including 6.5 million restricted Holding units granted in December 2013 for 2013 year-end rewards and 6.5 million granted in January 2013 for 2012 year-end awards). During 2012, AllianceBernstein granted to employees and Eligible Directors 12.1 million restricted Holding awards (including
   8.7 million granted in January 2012 for 2011 year-end awards). Prior to third quarter 2013, AllianceBernstein funded these awards by allocating previously repurchased Holding units that had been held in its consolidated rabbi trust. In December 2013, AB Holding newly issued 3.9 million Holding units to fund the restricted Holding units awards granted in December 2013.

   Effective July 1, 2013, management of AllianceBernstein and AllianceBernstein Holding L.P. ("AB Holding") retired all unallocated Holding units in AllianceBernstein's consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding units held in its consolidated rabbi trust to AB Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired its respective units. As a result, on July 1, 2013, each of AllianceBernstein's and AB Holding's units outstanding decreased by approximately 13.1 million units. AllianceBernstein and AB Holding intend to retire additional units as AllianceBernstein purchases Holding units on the open market or from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, if such units are not required to fund new employee awards in the near future. If a sufficient number of Holding units is not available in the rabbi trust to fund new awards, AB Holding will issue new Holding units in exchange for newly-issued AllianceBernstein units, as was done in December 2013.

   The 2012 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards were awarded and allocated as such within the consolidated rabbi trust in January. There were approximately 17.9 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012. The purchases and issuances of Holding units resulted in an increase of $60 million in Capital in excess of par value during 2012 with a corresponding decrease of $60 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $156 million, $147 million and $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) for 2013, 2012 and 2011, respectively. The cost of the 2013 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2013, 248,281 options to buy Holding units had been granted and 38 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 22 million Holding units were available for grant as of December 31, 2013.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                                2013     2012      2011
                                              -------- -------  ---------
                                                     (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit.................. $    197 $  (233) $      40
  Deferred (expense) benefit.................    1,876     391     (1,338)
                                              -------- -------  ---------
Total........................................ $  2,073 $   158  $  (1,298)
                                              ======== =======  =========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2013     2012      2011
                                              --------  ------  ---------
                                                     (IN MILLIONS)

Expected income tax (expense) benefit........ $  1,858  $  (20) $  (1,443)
Noncontrolling interest......................      101      37        (36)
Separate Accounts investment activity........      122      94         83
Non-taxable investment income (loss).........       20      24          8
Adjustment of tax audit reserves.............      (14)     (2)        (7)
State income taxes...........................       (6)      7          7
AllianceBernstein Federal and foreign taxes..        2      10        (13)
Tax settlement...............................       --      --         84
Other........................................      (10)      8         19
                                              --------  ------  ---------
Income tax (expense) benefit................. $  2,073  $  158  $  (1,298)
                                              ========  ======  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   The U.S. Department of the Treasury 2013-2014 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling with respect to the calculation of the Separate Account dividends received deduction ("DRD"). The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                               DECEMBER 31, 2013   December 31, 2012
                                              ------------------- -------------------
                                              ASSETS  LIABILITIES Assets  Liabilities
                                              ------- ----------- ------- -----------
                                                           (IN MILLIONS)

Compensation and related benefits............ $   104   $      -- $   207   $      --
Reserves and reinsurance.....................      --         688      --       2,419
DAC..........................................      --       1,016      --         960
Unrealized investment gains or losses........      --          85      --         739
Investments..................................      --       1,410      --       1,137
Alternative minimum tax credits..............      --          --     157          --
Net operating losses.........................     492          --      --          --
Other........................................       7          --      --          57
                                              -------   --------- -------   ---------
Total........................................ $   603   $   3,199 $   364   $   5,312
                                              =======   ========= =======   =========

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2013, $238 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2013, of the total amount of unrecognized tax benefits, $568 million would affect the effective rate. At December 31, 2012, of the total amount of unrecognized tax benefits, $522 million would affect the effective rate.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2013 and 2012 were $120 million and $105 million, respectively. For 2013, 2012 and 2011, respectively, there were $15 million, $4 million and $14 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2013     2012      2011
                                              -------  --------  --------
                                                     (IN MILLIONS)
Balance at January 1,........................ $   573  $    453  $    434
Additions for tax positions of prior years...      57       740       337
Reductions for tax positions of prior years..     (38)     (620)     (235)
Additions for tax positions of current year..      --        --         1
Settlements with tax authorities.............      --        --       (84)
                                              -------  --------  --------
Balance at December 31,...................... $   592  $    573  $    453
                                              =======  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                     DECEMBER 31,
                                              --------------------------
                                                2013     2012     2011
                                              -------- -------- --------

                                                    (IN MILLIONS)
Unrealized gains (losses) on investments..... $    141 $  1,352 $    772
Defined benefit pension plans................    (757)  (1,056)  (1,082)
                                              -------- -------- --------
Total accumulated other comprehensive income
  (loss).....................................    (616)      296    (310)
                                              -------- -------- --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  noncontrolling interest....................       13       21       13
                                              -------- -------- --------
Accumulated Other Comprehensive Income
  (Loss) Attributable to AXA Equitable....... $  (603) $    317 $  (297)
                                              ======== ======== ========

   The components of OCI for the past three years, net of tax, follow:

                                                 2013     2012    2011
                                              ---------  ------ --------

                                                    (IN MILLIONS)
Change in net unrealized gains (losses) on
  investments:
  Net unrealized gains (losses) arising
   during the year........................... $  (1,550) $  658 $    571
  (Gains) losses reclassified into net
   earnings (loss) during the year/(1)/......        49      59       18
                                              ---------  ------ --------
Net unrealized gains (losses) on investments.   (1,501)     717      589
Adjustments for policyholders liabilities,
  DAC, insurance liability loss recognition
  and other..................................       290   (137)    (223)
                                              ---------  ------ --------
Change in unrealized gains (losses), net of
  adjustments and (net of deferred income
  tax expense (benefit) of $654 million,
  $(318) million and $(193) million).........   (1,211)     580      366
                                              ---------  ------ --------
Change in defined benefit plans:
  Net gain (loss) arising during the year....       198    (82)    (169)
  Prior service cost arising during the year.        --       1       --
  Less: reclassification adjustments to net
   earnings (loss) for:/(2)/
   Amortization of net (gains) losses
     included in net periodic cost...........       101     106       94
   Amortization of net prior service credit
     included in net periodic cost...........        --       1        1
                                              ---------  ------ --------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of
  $161 million, $14 million and $(40)
  million)...................................       299      26     (74)
                                              ---------  ------ --------
Total other comprehensive income (loss), net
  of income taxes............................     (912)     606      292
Less: Other comprehensive (income) loss
  attributable to noncontrolling interest....       (8)       8       21
                                              ---------  ------ --------

Other Comprehensive Income (Loss)
  Attributable to AXA Equitable.............. $   (920)  $  614 $    313
                                              =========  ====== ========

  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(26) million, $(32) million and $(10) million for 2013, 2012 and 2011, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see Note 12). Reclassification amounts presented net of income tax expense (benefit) of $(54) million, $(58) million and $(51) million for 2013, 2012 and 2011, respectively.

   Investment gains and losses reclassified from AOCI to net earnings (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of earnings (loss). Amounts reclassified from AOCI to net earnings (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of earnings (loss). Amounts presented in the table above are net of tax.

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2013, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2014, $200 million for 2015, $0 million for 2016 and thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2014 and the four successive years are $217 million, $216 million, $209 million, $208 million, $192 million and $1,232 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2014 and the four successive years is $41 million, $48 million, $47 million, $48 million, $48 million and $316 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2013, 2012 and 2011, respectively, AXA Equitable recorded $85 million, $30 million and $55 million pre-tax charges related to severance and lease costs. The amounts recorded in 2013 included a pre-tax charge of $52 million related to the reduction in office space in the Company's 1290 Avenue of the Americas, New York, NY headquarters. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                                  DECEMBER 31,
                                              --------------------
                                               2013   2012   2011
                                              ------ ------ ------

                                                 (IN MILLIONS)
Balance, beginning of year................... $   52 $   44 $   11
Additions....................................    140     54     79
Cash payments................................   (66)   (46)   (43)
Other reductions.............................    (4)     --    (3)
                                              ------ ------ ------
Balance, End of Year......................... $  122 $   52 $   44
                                              ====== ====== ======

   As a result of AllianceBernstein's ongoing efforts to operate more efficiently during 2013 and 2012, respectively, AllianceBernstein recorded a $4 million and $21 million pre-tax charge related to severance costs. During 2013 and 2012, AllianceBernstein recorded $28 million and $223 million, respectively, of pre-tax real estate charges related to a global office space consolidation plan. The charges reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges. Included in the 2013 real estate charge was a charge of $17 million related to additional sublease losses resulting from the extension of sublease marketing periods. AllianceBernstein will compare current sublease market conditions to those assumed in their initial write-offs and record any adjustments if necessary.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2013, these arrangements include commitments by the Company to provide equity financing of $504 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2013. The Company had $595 million of commitments under existing mortgage loan agreements at December 31, 2013.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($6,805 million at December 31, 2013) and/or letters of credit ($3,251 million at December 31, 2013). These letters of credit are guaranteed by AXA. Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2013, AllianceBernstein had funded $25 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2013, AllianceBernstein had funded $12 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2013, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC") ("Sivolella Litigation"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC ("Sanford Litigation"). The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and the Court agreed to consolidate the two lawsuits.

   In April 2013, the plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the Investment Company Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the New York State Department of Financial Services (the "NYSDFS") to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable filed a number of reports with the NYSDFS related to its request and has completed the process. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   AXA Equitable is responding to requests for information and documents from the Consumer Protection Division of the NYDFS relating to the AXA Tactical Manager ("ATM") volatility management tool strategy. The inquiry relates to whether we failed to comply with certain provisions of New York Insurance law with respect to the implementation of the ATM strategy. The NYDFS has informed AXA Equitable that it intends to seek a penalty for what it considers a failure to comply with such provisions. AXA Equitable has responded to, and is actively discussing the issue with the NYDFS.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of Philips Pension Trustees Limited and Philips Elecronics UK Limited ("Philips"), a former pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. On January 2, 2014, Philips filed a claim form in the High Court of Justice in London, England regarding their alleged claim. AllianceBernstein believes that it has strong defenses to these claims, which were set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These actions and proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such actions and proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of plaintiffs and certain of these plaintiffs seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under New York insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $382 million during 2014. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2013, 2012 and 2011, respectively, AXA Equitable's statutory net income (loss) totaled $(28) million, $602 million and $967 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,358 million and $5,178 million at December 31, 2013 and 2012, respectively. In 2013, AXA Equitable paid $234 million in cash and transferred approximately 10.9 million in Units of AllianceBernstein (fair value of $234 million) in shareholder dividends to AXA Financial. In 2012 and 2011, respectively, AXA Equitable paid $362 million and $379 million in shareholder dividends.

   At December 31, 2013, AXA Equitable, in accordance with various government and state regulations, had $83 million of securities on deposit with such government or state agencies.

   At December 31, 2013 AXA Equitable had affiliated surplus notes of $825 million due to AXA Financial. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $55 million. In second quarter 2013 AXA Equitable repaid a $500 million surplus note at par values plus interest accrued to AXA Financial.

   At December 31, 2013 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2013.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

   The following tables reconcile AXA Equitable's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Net change in statutory surplus and capital
  stock...................................... $     (864) $       64  $      824
Change in AVR................................         46         269        (211)
                                              ----------  ----------  ----------
Net change in statutory surplus, capital
  stock and AVR..............................       (818)        333         613
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................       (607)       (508)       (270)
  DAC........................................         75         142      (2,861)
  Deferred income taxes......................      2,038         798      (1,272)
  Valuation of investments...................          7        (377)         16
  Valuation of investment subsidiary.........       (109)       (306)        590
  Increase (decrease) in the fair value of
   the reinsurance contract asset............     (4,297)        497       5,941
  Pension adjustment.........................       (478)        (41)        111
  Amortization of deferred cost of insurance
   ceded to AXA Arizona......................       (280)       (126)       (156)
  Shareholder dividends paid.................        468         362         379
  Changes in non-admitted assets.............          2        (489)       (154)
  Repayment of surplus Note..................        500          --          --
  Other, net.................................        (74)       (190)        (10)
                                              ----------  ----------  ----------
U.S. GAAP Net Earnings (Loss) Attributable
  to AXA Equitable........................... $   (3,573) $       95  $    2,927
                                              ==========  ==========  ==========

                                                         DECEMBER 31,
                                              ----------------------------------
                                                 2013        2012        2011
                                              ----------  ----------  ----------
                                                         (IN MILLIONS)
Statutory surplus and capital stock.......... $    3,825  $    4,689  $    4,625
AVR..........................................        535         489         220
                                              ----------  ----------  ----------
Statutory surplus, capital stock and AVR.....      4,360       5,178       4,845
Adjustments:
  Future policy benefits and policyholders'
   account balances..........................     (3,884)     (3,642)     (2,456)
  DAC........................................      3,874       3,728       3,545
  Deferred income taxes......................     (2,672)     (5,330)     (5,357)
  Valuation of investments...................        703       3,271       2,266
  Valuation of investment subsidiary.........       (515)       (137)        231
  Fair value of reinsurance contracts........      6,747      11,044      10,547
  Deferred cost of insurance ceded to AXA
   Arizona...................................      2,366       2,646       2,693
  Non-admitted assets........................        469         467         510
  Issuance of surplus notes..................     (1,025)     (1,525)     (1,525)
  Other, net.................................        115        (264)       (459)
                                              ----------  ----------  ----------
U.S. GAAP Total Equity Attributable to AXA
  Equitable.................................. $   10,538  $   15,436  $   14,840
                                              ==========  ==========  ==========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                                 2013       2012        2011
                                              ---------  ----------  ----------
                                                        (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................................... $     (54) $    6,443  $   15,140
Investment Management/(1)/...................     2,915       2,738       2,750
Consolidation/elimination....................       (21)        (21)        (18)
                                              ---------  ----------  ----------
Total Revenues............................... $   2,840  $    9,160  $   17,872
                                              =========  ==========  ==========

   /(1)/Intersegment investment advisory and other fees of approximately $67 million, $58 million and $56 million for 2013, 2012 and 2011, respectively, are included in total revenues of the Investment Management segment.

                                                 2013       2012         2011
                                              ---------  ----------  -----------
                                                         (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING
OPERATIONS, BEFORE INCOME TAXES:
Insurance.................................... $  (5,872) $     (132) $     4,284
Investment Management/(2)/...................       564         190         (164)
Consolidation/elimination....................        (1)         --            4
                                              ---------  ----------  -----------
Total Earnings (Loss) from Continuing
  Operations, before Income Taxes............ $  (5,309) $       58  $     4,124
                                              =========  ==========  ===========

  /(2)/Net of interest expenses incurred on securities borrowed.

                                                    DECEMBER 31,
                                              -----------------------
                                                 2013         2012
                                              ----------  -----------
                                                   (IN MILLIONS)
SEGMENT ASSETS:
Insurance.................................... $  171,532  $   164,201
Investment Management........................     11,873       12,647
Consolidation/elimination....................         (4)          (5)
                                              ----------  -----------
Total Assets................................. $  183,401  $   176,843
                                              ==========  ===========

   In accordance with SEC regulations, securities with a fair value of $925 million and $1,509 million have been segregated in a special reserve bank custody account at December 31, 2013 and 2012, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2013 and 2012 are summarized below:

                                                                THREE MONTHS ENDED
                                              ------------------------------------------------------
                                                MARCH 31       JUNE 30     SEPTEMBER 30  DECEMBER 31
                                              ------------  ------------  -------------  -----------
                                                                   (IN MILLIONS)
2013
----
Total Revenues............................... $        392  $        537  $         834  $     1,077
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,004) $     (1,051) $        (878) $      (640)
                                              ============  ============  =============  ===========

2012
----
Total Revenues............................... $       (952) $      6,475  $       1,728  $     1,909
                                              ============  ============  =============  ===========
Earnings (Loss) from Continuing
  Operations, Net of Income Taxes,
  Attributable to AXA Equitable.............. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========
Net Earnings (Loss), Attributable to AXA
  Equitable.................................. $     (1,635) $      2,421  $        (241) $      (450)
                                              ============  ============  =============  ===========

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS


Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.



-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since September 1993); Chairman of the
                                       Board of AXA Financial (since April
                                       1998); Vice Chairman (February 1996 to
                                       April 1998). Chairman and Chief
                                       Executive Officer of AXA since April
                                       2010; prior thereto, Chairman of the
                                       Management Board (May 2000 to April
                                       2010) and Chief Executive Officer of
                                       AXA (January 2000 to May 2002); Vice
                                       Chairman of AXA's Management Board
                                       (January 2000 to May 2000). Director or
                                       officer of various subsidiaries and
                                       affiliates of the AXA Group. Director
                                       of AllianceBernstein Corporation, the
                                       general partner of AllianceBernstein
                                       Holding and AllianceBernstein.
                                       Director, Nestle S.A. since April 2012.
                                       Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November
                                       2000).
-------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life (July 2004 to
AXA                                    September 2013) and MONY America (since
25, avenue Matignon                    July 2004); Director of AXA Equitable
75008 Paris, France                    (since February 1998). Member of AXA's
                                       Board of Directors and Deputy Chief
                                       Executive Officer (since April 2010);
                                       prior thereto, Member of the AXA
                                       Management Board (February 2003 to
                                       April 2010) and Chief Financial Officer
                                       (May 2003 through December 2009), prior
                                       thereto, Executive Vice President,
                                       Finance, Control and Strategy, AXA
                                       (January 2000 to May 2003); prior
                                       thereto Senior Executive Vice
                                       President, International
                                       (US-UK-Benelux) AXA (January 1997 to
                                       January 2000); Member of the AXA
                                       Executive Committee (since January
                                       2000); Director, AXA Financial (since
                                       November 2003), AllianceBernstein
                                       (since February 1996) and various AXA
                                       affiliated companies. Director of DLJ
                                       (February 1997 to November 2000).
-------------------------------------------------------------------------------
Ramon de Oliveira                      Director of AXA Financial, AXA
Investment Audit Practice, LLC         Equitable and MONY America since May
70 South Fifth Street                  2011. Director of MONY Life (May 2011
Park Ridge, NJ 07656                   to September 2013). Since April 2010,
                                       Mr. de Oliveira has been a member of
                                       AXA's Board of Directors, where he
                                       serves on the Finance Committee (Chair)
                                       and Audit Committee, and from April
                                       2009 to April 2010, he was a member
                                       AXA's Supervisory Board. He is
                                       currently the Managing Director of the
                                       consulting firm Investment Audit
                                       Practice, LLC, based in New York. From
                                       2002 and 2006, Mr. de Oliveira was
                                       Adjunct Professor of Finance at
                                       Columbia University. Prior thereto,
                                       starting in 1977, he spent 24 years at
                                       JP Morgan & Co. where he was Chairman
                                       and Chief Executive Officer of JP
                                       Morgan Investment Management and was
                                       also a member of the firm's Management
                                       Committee since its inception in 1995.
                                       Upon the merger with Chase Manhattan
                                       Bank in 2001, Mr. de Oliveira was the
                                       only executive from JP Morgan & Co.
                                       asked to join the Executive Committee
                                       of the new firm with operating
                                       responsibilities. Mr. de Oliveira is
                                       currently a Trustee and Chairman of the
                                       Investment Committee of The Kauffman
                                       Foundation (since 2003), the Chairman
                                       of the Investment Committee of Fonds de
                                       Dotation du Louvre (since 2009), a
                                       Member of the Investment Committee of
                                       The Red Cross (since 2009), and a
                                       Director of Tattinger-Kobrand USA
                                       (since 2009), L'Atelier - New York
                                       (since 2010) and Quilvest SA (since
                                       2011). Previously he was a Director of
                                       JP Morgan Suisse, American Century
                                       Company, Inc., SunGard Data Systems and
                                       The Hartford Insurance Company.
-------------------------------------------------------------------------------
Danny L. Hale                          Director of AXA Financial, AXA
900 20th Avenue South, Unit 1411       Equitable and MONY America since May
Nashville, TN 37212                    2010. Director of MONY Life (May 2010
                                       to September 2013). From January 2003
                                       to March 2008, served as Senior Vice
                                       President and Chief Financial Officer
                                       of The Allstate Corporation. Prior to
                                       joining The Allstate Corporation in
                                       January 2003, Executive Vice President
                                       and Chief Financial Officer of the
                                       Promus Hotel Corporation until its
                                       acquisition by the Hilton Hotels Group
                                       in 1999. Executive Vice President and
                                       Chief Financial Officer of USF&G
                                       Corporation from 1991 to 1998; prior
                                       thereto, President of the Chase
                                       Manhattan Leasing Company (1988 to
                                       1991).
-------------------------------------------------------------------------------
Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable and MONY America since May
Naples, FL 34108                       2010. Director of MONY Life (May 2010
                                       to September 2013). Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA, Inc,
                                       serving on the Audit Committee (Chair).
-------------------------------------------------------------------------------

                                  APPENDIX A

DIRECTORS AND PRINCIPAL OFFICERS (CONTINUED)



--------------------------------------------------------------------------------
                                        BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS    YEARS
--------------------------------------------------------------------------------
Anthony J. Hamilton                     Director of AXA Financial, Inc. (since
AXA UK plc                              December 1995). Director of AXA
79, Clapham Common, West Side           Equitable and MONY America (since May
London, England SW4 9AY                 2006). Director of MONY Life (May 2006
                                        to September 2013). Retired
                                        Non-executive Chairman of AXA UK plc
                                        (1997 to March 2013) and Chairman of
                                        the Remuneration and Nomination
                                        Committee. Prior thereto, Chief
                                        Executive Officer (1978 to October
                                        2002) and Director (March 1978 to
                                        December 2004) of Fox-Pitt, Kelton
                                        Group Limited. Former Member of AXA's
                                        Board of Directors (April 2010 to April
                                        2013) and former Chairman of AXA's
                                        Audit Committee and a Member of AXA's
                                        Compensation and Human Resources
                                        Committee. Former Member of AXA's
                                        Supervisory Board (1996 to April 2010)
                                        and Chairman of the Audit Committee and
                                        Member of the Compensation Committee of
                                        AXA (1997 to April 2010); Former
                                        Director of Binley Limited (1994 to
                                        2009); Director of TAWA plc (since
                                        2004); Former Member of the Board of
                                        Governors of Club de Golf Valderrama
                                        (2006 to 2011).
--------------------------------------------------------------------------------
Barbara Fallon-Walsh                    Director of AXA Financial, AXA
1670 Stephens Drive                     Equitable and MONY America since May
Wayne, PA 19087                         2012. Director of MONY Life (May 2012
                                        to September 2013). From 2006 to
                                        December 2011, served as Head of
                                        Institutional Retirement Plan Services
                                        at The Vanguard Group, Inc.
                                        ("Vanguard"); prior thereto, served in
                                        several executive positions at Vanguard
                                        (1995 to 2006). Executive Vice
                                        President, Bay Area Region and LA Gold
                                        Coast Region at Bank of America
                                        Corporation from 1992 to 1995. From
                                        1981 to 1992, held several management
                                        positions at Security Pacific
                                        Corporation, which was acquired by Bank
                                        of America in 1992.
--------------------------------------------------------------------------------
Bertram L. Scott                        Director of AXA Financial, AXA
Affinity Health Plans                   Equitable and MONY America since May
2500 Halsey Street #2                   2012. Director of MONY Life (May 2012
Bronx, NY 10461                         to September 2013). President and Chief
                                        Executive Officer of Affinity Health
                                        Plans since November 2012. From June
                                        2010 to December 2011, served as
                                        President, U.S. Commercial of CIGNA
                                        Corporation. Executive Vice President
                                        of TIAA-CREF from 2000 to June 2010 and
                                        as President and Chief Executive
                                        Officer of TIAA-CREF Life Insurance
                                        Company from 2000 to 2007. Member of
                                        the Board of Directors of Becton,
                                        Dickinson and Company, and serves on
                                        the Audit Committee and Compensation
                                        and Benefits Committee since 2002.
--------------------------------------------------------------------------------
Lorie A. Slutsky                        Director of AXA Financial, Inc., AXA
The New York Community Trust 909 Third  Equitable and MONY America (since
Avenue                                  September 2006). Director of MONY Life
New York, NY 10022                      (September 2006 to September 2013).
                                        President of The New York Community
                                        Trust (since 1990). Prior thereto,
                                        Executive Vice President of The New
                                        York Community Trust (1987 to 1990).
                                        Director and Chairperson of Corporate
                                        Governance Committee and Member of
                                        Executive and Compensation Committees
                                        of AllianceBernstein Corporation (since
                                        July 2002); Former Director and
                                        Chairman of the Board of BoardSource,
                                        Former Trustee of The New School.
                                        Former Chairman of the Board of
                                        Governors of the Milano School of
                                        Management & Urban Policy (The New
                                        School).
--------------------------------------------------------------------------------
Peter S. Kraus                          Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation 1345      Equitable and MONY America (since
Avenue of the Americas                  February 2009). Director of MONY Life
New York, NY 10105                      (February 2009 to September 2013).
                                        Director, Chairman of the Board and
                                        Chief Executive Officer of
                                        AllianceBernstein Corporation (since
                                        December 2008). Prior thereto,
                                        Executive Vice President of Merrill
                                        Lynch & Co. (September 2008 to December
                                        2008). Prior thereto, co-head,
                                        Investment Management Division of
                                        Goldman Sachs Group, Inc. (March 1986
                                        to March 2008); also held the following
                                        positions: co-head of the Financial
                                        Institutions Group Tokyo (1990-1996).
                                        Currently, Director of Keewaydin Camp;
                                        Chairman of the Investment Committee of
                                        Trinity College; Chairman of the Board
                                        of California Institute of the Arts;
                                        and Co-Chair of Friends of the Carnegie
                                        International.
--------------------------------------------------------------------------------

OFFICERS - DIRECTORS
--------------------------------------------------------------------------------
                                        BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS    YEARS
--------------------------------------------------------------------------------
Mark Pearson                            Director (since January 2011),
                                        President and Chief Executive Officer
                                        (since February 2011), AXA Financial.
                                        Chairman of the Board and Chief
                                        Executive Officer (since February 2011)
                                        and Director (since January 2011), AXA
                                        Equitable, AXA Equitable Financial
                                        Services, LLC and MONY America.
                                        Director, Chairman of the Board and
                                        Chief Executive Officer of MONY Life
                                        (February 2011 to September 2013).
                                        Member of AXA's Management and
                                        Executive Committees (since 2008).
                                        President and Chief Executive Officer
                                        of AXA Japan (2008 to January 2011).
                                        Director, Representative Executive
                                        Officer, President and Chief Executive
                                        Officer (June 2010 to February 2011),
                                        AXA Japan Holding Co., Ltd and AXA Life
                                        Insurance Co., Ltd. (concurrently);
                                        prior thereto, Representative Director,
                                        President and Chief Executive Officer
                                        (June 2008 to June 2010). Regional
                                        Chief Executive Officer, Life, AXA Asia
                                        Life and AXA Asia Pacific Holdings
                                        Limited (concurrently) (October 2001 to
                                        June 2008). Director and President, AXA
                                        America Holdings, Inc. (since January
                                        2011). Director, AllianceBernstein
                                        Corporation (since February 2011).
--------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc. and
                                       MONY America. Senior Executive Vice
                                       President of MONY Life (March 2011 to
                                       September 2013). Senior Executive
                                       Director and Chief Human Resources
                                       Officer, AXA Equitable Financial
                                       Services, LLC and AXA Equitable (since
                                       December 2012). Prior thereto, Senior
                                       Executive Vice President AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (March 2011 to December
                                       2012). Senior Executive Vice President,
                                       Head of Human Resources, UniCredit
                                       Group (2005 to February 2011). Vice
                                       President, Human Resources, General
                                       Electric (2001 to 2004). Director, MONY
                                       Assets Corp. (March 2011 to December
                                       2011).
-------------------------------------------------------------------------------
Andrea M. Nitzan                       Executive Director and Chief Accounting
                                       Officer (since December 2012), AXA
                                       Equitable Financial Services, LLC and
                                       AXA Equitable; prior thereto, Senior
                                       Vice President (May 2008 to December
                                       2012); Assistant Vice President and
                                       Chief of Staff (1996 to May 2008).
                                       Executive Vice President and Chief
                                       Accounting Officer, AXA Financial and
                                       MONY America (since September 2011).
                                       Executive Vice President and Chief
                                       Accounting Officer, MONY Life
                                       (September 2011 to September 2013).
-------------------------------------------------------------------------------
Dave S. Hattem                         Senior Executive Director and General
                                       Counsel (December 2012 to present);
                                       prior thereto, Senior Vice President
                                       (September 1999 to December 2012) and
                                       General Counsel (February 2010 to
                                       present) of AXA Equitable and AXA
                                       Equitable Financial Services, LLC;
                                       prior thereto, Senior Vice President
                                       (September 1999 to present) and Deputy
                                       General Counsel (May 2004 to February
                                       2010), Associate General Counsel
                                       (September 1999 to May 2004). Senior
                                       Executive Vice President (since May
                                       2013) and General Counsel (since May
                                       2010), AXA Financial, Inc.; prior
                                       thereto, Executive Vice President May
                                       2012 to May 2013) and General Counsel
                                       (since May 2010); Senior Vice President
                                       (September 2008 to May 2012) and
                                       General Counsel (May 2010 to present);
                                       Senior Vice President and Deputy
                                       General Counsel (September 2008 to May
                                       2010). Senior Executive Director (since
                                       December 2012) and General Counsel
                                       (since February 2010), MONY America;
                                       prior thereto, Executive Vice President
                                       (May 2012 to December 2012) and General
                                       Counsel (since February 2010).
                                       Executive Senior Vice President and
                                       Deputy General Counsel of MONY Life
                                       (December 2012 to September 2013; held
                                       previous positions). Executive Vice
                                       President (since July 2012) and General
                                       Counsel (since December 2010), AXA
                                       Equitable Life and Annuity Company.
                                       Executive Vice President (since June
                                       2012) and General Counsel (since
                                       December 2010), MONY Financial
                                       Services, Inc.
-------------------------------------------------------------------------------
Karen Field Hazin                      Lead Director (since December 2012),
                                       Secretary (since June 2005) and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Financial
                                       Services, LLC and AXA Equitable; prior
                                       thereto, Vice President, Secretary and
                                       Associate General Counsel (June 2005 to
                                       December 2012), Counsel (April 2005 to
                                       June 2005), Assistant Vice President
                                       and Counsel (December 2001 to June
                                       2003), Counsel (December 1996 to
                                       December 2001). Vice President,
                                       Secretary and Associate General
                                       Counsel, MONY America (since June
                                       2005). Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Financial, Inc. Vice
                                       President and Secretary (since
                                       September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Equitable Life and Annuity
                                       Company. Vice President, Secretary and
                                       Associate General Counsel (since June
                                       2005), AXA Distribution Holding
                                       Corporation. Vice President, Secretary
                                       and Associate General Counsel, MONY
                                       Life (June 2005 to September 2013).
-------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance
                                       Officer (February 2005 to present) and
                                       Deputy General Counsel (February 2010
                                       to present) of MONY America. Managing
                                       Director, Chief Compliance Officer and
                                       Deputy General Counsel (since December
                                       2012), AXA Equitable and AXA Equitable
                                       Financial Services, LLC; prior thereto,
                                       Senior Vice President (February 2005 to
                                       December 2012), Chief Compliance
                                       Officer (February 2005 to present), and
                                       Deputy General Counsel (February 2010
                                       to present); prior thereto, Senior Vice
                                       President, Chief Compliance Officer and
                                       Associate General Counsel (February
                                       2005 to February 2010). Senior Vice
                                       President, Chief Compliance Officer and
                                       Deputy General Counsel, AXA Financial
                                       (since May 2010). Vice President,
                                       Deputy General Counsel and Chief
                                       Litigation Counsel (2000 to February
                                       2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation
                                       Counsel (1990 to 2000). Senior Vice
                                       President, Chief Compliance Officer
                                       (February 2005 to September 2013) and
                                       Deputy General Counsel (February 2010
                                       to September 2013) of MONY Life.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Nicholas B. Lane                       Senior Executive Director (since
                                       December 2012) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Equitable Financial Services, LLC
                                       and AXA Equitable; prior thereto,
                                       Senior Executive Director and
                                       President, Retirement Savings (December
                                       2012 to November 2013); prior thereto,
                                       Senior Executive Vice President
                                       (February 2011 to December 2012) and
                                       President, Retirement Savings (February
                                       2011 to November 2013). Senior
                                       Executive Vice President (since
                                       February 2011) and Head of U.S. Life
                                       and Retirement (since November 2013),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Executive Vice
                                       President and President, Retirement
                                       Savings (February 2011 to November
                                       2013). Senior Executive Vice President
                                       and President, Retirement Savings, MONY
                                       Life (February 2011 to September 2013).
                                       Director and Member of the Audit
                                       Committee (since February 2011), U.S.
                                       Financial Life Insurance Company and
                                       AXA Equitable Life and Annuity Company.
                                       Director and Chief Retirement Savings
                                       Officer (since February 2011), AXA
                                       Advisors, LLC. Director and Member of
                                       the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (November 2008 to March 2011).
                                       Director, Chairman of the Board,
                                       President, Chief Executive Officer and
                                       Chief Retirement Savings Officer (since
                                       February 2011), AXA Distributors, LLC.
                                       Director, AXA Distribution Holding
                                       Corporation (since October 2013). Head
                                       of Global Strategy & Business Support
                                       and Development (June 2008 to January
                                       2011), AXA SA. Senior Vice President of
                                       Retail Distribution Business Platforms
                                       (February 2006 to June 2008), AXA
                                       Equitable; prior thereto, Vice
                                       President (May 2005 to February 2006).
-------------------------------------------------------------------------------
Robert O. (Bucky) Wright. Jr.          Senior Executive Director and Head of
                                       Wealth Management, AXA Equitable
                                       Financial Services, LLC and AXA
                                       Equitable (since December 2012); prior
                                       thereto, Executive Vice President (July
                                       2010 to December 2012). Senior
                                       Executive Vice President and Head of
                                       Wealth Management (since December
                                       2012), MONY America; prior thereto,
                                       Executive Vice President (July 2010 to
                                       December 2012). Director (since July
                                       2010), Chairman of the Board and Chief
                                       Executive Officer (since May 2012) AXA
                                       Advisors, LLC; prior thereto, President
                                       (October 2012 to January 2013) and
                                       Chief Sales Officer (September 2009 to
                                       February 2013). Director (since
                                       February 2012), Executive Vice
                                       President (since April 2011) and Chief
                                       Sales Officer (since April 2010), AXA
                                       Network, LLC. Director (July 2010 to
                                       May 2012), MONY Brokerage, Inc.
                                       Director (July 2004 to May 2012) and
                                       Chairman of the Board (August 2004 to
                                       May 2012), MONY Securities Corporation.
                                       Executive Vice President (July 2010 to
                                       September 2013), MONY Life; prior
                                       thereto, Senior Vice President and
                                       Chief Agency Officer and various
                                       positions (1976 to July 2004).
-------------------------------------------------------------------------------
Anders B. Malmstrom                    Senior Executive Vice President and
                                       Chief Financial Officer (since June
                                       2012), AXA Financial, Inc. and MONY
                                       America. Senior Executive Director and
                                       Chief Financial Officer, AXA Equitable
                                       (since December 2012); prior thereto,
                                       Senior Executive Vice President and
                                       Chief Financial Officer (June 2012 to
                                       December 2012). Director (since July
                                       2012), Senior Executive Director and
                                       Chief Financial Officer (since June
                                       2012), AXA Equitable Financial
                                       Services, LLC. Director (since July
                                       2012), 1740 Advisers, Inc. Director,
                                       Chairman of the Board, President and
                                       Chief Executive Officer (since July
                                       2012), ACMC, LLC. Director (July 2012),
                                       AXA Advisors, LLC. Director and Senior
                                       Executive Vice President (since July
                                       2012), AXA America Holdings, Inc.
                                       Director and Chairman of the Board;
                                       Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions
                                       Life Reinsurance Company. Director,
                                       Chairman of the Board and Chief
                                       Executive Officer (since July 2012),
                                       AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman
                                       of the Board (since August 2012);
                                       Member of the Audit Committee
                                       (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and
                                       Chairman of the Board (since July
                                       2012), AXA RE Arizona Company.
                                       Director, Chairman of the Board and
                                       Chief Executive Officer (since July
                                       2012), Financial Marketing Agency, Inc.
                                       Director (since July 2012), Chairman of
                                       the Board, President and Chief
                                       Executive Officer (since August 2012),
                                       MONY Financial Services, Inc. Director
                                       (since July 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director (since July 2012), MONY
                                       International Holdings, LLC. Director
                                       (since December 2013), 1740 Advisors,
                                       Inc. Director (since September 2012),
                                       MONY Life Insurance Company of the
                                       Americas, Ltd. Director and Chairman of
                                       the Board; Member of the Audit
                                       Committee (Chairman) (since July 2012),
                                       U.S. Financial Life Insurance Company.
                                       Senior Executive Vice President and
                                       Chief Financial Officer, MONY Life
                                       (June 2012 to September 2013). Member
                                       of the Executive Board and served as
                                       the Head of the Life Business, AXA
                                       Winterthur. Prior to joining AXA
                                       Winterthur in January 2009, Mr.
                                       Malmstrom was a Senior Vice President
                                       at Swiss Life, where he was also a
                                       member of the Management Committee. Mr.
                                       Malmstrom joined Swiss Life in 1997,
                                       and held several positions of
                                       increasing responsibility during his
                                       tenure.
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Joshua E. Braverman                    Senior Executive Director and Treasurer
                                       (since December 2012), AXA Equitable
                                       and AXA Equitable Financial Services;
                                       prior thereto, Executive Vice President
                                       and Treasurer (September 2012 to
                                       December 2012), Senior Vice President,
                                       Head of Derivatives (September 2009 to
                                       September 2012). Senior Executive Vice
                                       President (since May 2013) and
                                       Treasurer (since September 2012), AXA
                                       Financial, Inc. and MONY America; prior
                                       thereto, Executive Vice President and
                                       Treasurer (September 2012 to May 2013).
                                       Executive Vice President and Treasurer,
                                       MONY Life (September 2012 to September
                                       2013). Director, Executive Vice
                                       President, Chief Financial Officer and
                                       Treasurer and Member of the Audit
                                       Committee (since September 2012), AXA
                                       Equitable Life and Annuity Company.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       and Member of the Audit Committee
                                       (since September 2012), U.S. Financial
                                       Life Insurance Company. Director,
                                       President, Chief Executive Officer and
                                       Chief Investment Officer and Chairman
                                       of the Audit Committee (since September
                                       2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director and
                                       Chairman (since September 2012),
                                       Equitable Casualty Insurance Company.
                                       Director, President and Chief Executive
                                       Officer (since September 2012), AXA RE
                                       Arizona Company. Executive Vice
                                       President and Treasurer (since
                                       September 2012), AXA America Holdings,
                                       Inc. Director, President and Chief
                                       Financial Officer (since September
                                       2012), AXA Distribution Holding
                                       Corporation. Director and President,
                                       MONY Life Insurance Company of the
                                       Americas Limited (since September
                                       2012). Director, President and
                                       Treasurer (since September 2012), MONY
                                       International Holdings, LLC. Director,
                                       President and Treasurer (since
                                       September 2012), MBT, Ltd. Director,
                                       Chairman, President and Treasurer
                                       (since September 2012), MONY Financial
                                       Resources of the Americas Limited.
                                       Director, Executive Vice President,
                                       Chief Financial Officer and Treasurer
                                       (since September 2012), MONY Financial
                                       Services, Inc. Executive Vice President
                                       and Treasurer (since September 2012),
                                       1740 Advisors, Inc. Executive Vice
                                       President, Global Head of Derivatives
                                       at AEGON USA, LLC (May 2003 to
                                       September 2009).
-------------------------------------------------------------------------------
Michael B. Healy                       Executive Director (since December
                                       2012) and Chief Information Officer
                                       (since May 2011), AXA Equitable and AXA
                                       Equitable Financial Services; prior
                                       thereto, (Executive Vice President (May
                                       2011 to December 2012) and Chief
                                       Information Officer (since May 2011),
                                       Senior Vice President and Chief
                                       Information Officer (September 2010 to
                                       May 2011); Senior Vice President
                                       (September 2009 to November 2010).
                                       Executive Vice President and Chief
                                       Information Officer (since May 2011),
                                       AXA Financial and MONY America; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Executive Vice President and
                                       Chief Information Officer (May 2011 to
                                       September 2013), MONY Life; prior
                                       thereto, Senior Vice President and
                                       Chief Information Officer (November
                                       2010 to May 2011); Senior Vice
                                       President (September 2009 to November
                                       2010). Senior Vice President, Program
                                       Office at Marsh & McLennan Companies
                                       Inc. (April 2003 to August 2009).
-------------------------------------------------------------------------------
Keith E. Floman                        Managing Director and Chief Actuary,
                                       AXA Equitable and AXA Equitable
                                       Financial Services (since December
                                       2012); prior thereto, Senior Vice
                                       President and Actuary (November 2008 to
                                       December 2012), Vice President and
                                       Senior Actuary (August 2006 to November
                                       2008). Senior Vice President and
                                       Actuary, MONY America (since November
                                       2008); prior thereto, Vice President
                                       and Senior Actuary (August 2006 to
                                       November 2008). Senior Vice President
                                       and Actuary, MONY Life (November 2008
                                       to September 2013); prior thereto, Vice
                                       President and Senior Actuary (August
                                       2006 to November 2008). Senior Vice
                                       President and Actuary, AXA Equitable
                                       Life and Annuity Company (since
                                       December 2008). Senior Vice President
                                       and Actuary (since January 2009) and
                                       Appoint Actuary (since May 2008), U.S.
                                       Financial Life Insurance Company.
                                       Senior Vice President, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since July 2007). Director, Executive
                                       Vice President and Chief Financial
                                       Officer, AXA RE Arizona Company (since
                                       May 2013). Director, Financial
                                       Marketing Agency, Inc. (since May 2013).
-------------------------------------------------------------------------------
Kevin E. Murray                        Executive Director, AXA Equitable and
                                       AXA Equitable Financial Services (since
                                       December 2012); prior thereto,
                                       Executive Vice President (September
                                       2004 to December 2012). Senior Vice
                                       President, Information Technology, AIG
                                       (1996 to September 2004).
-------------------------------------------------------------------------------
Sharon A. Ritchey                      Senior Executive Director and Chief
                                       Operating Officer, AXA Equitable and
                                       AXA Equitable Financial Services (since
                                       November 2013). Senior Executive Vice
                                       President and Chief Operating Officer,
                                       AXA Financial and MONY America (since
                                       November 2013). Executive Vice
                                       President, Retirement Plans Group, The
                                       Hartford Financial (January 1999 to
                                       January 2013).
-------------------------------------------------------------------------------

                                  APPENDIX A

OTHER OFFICERS (CONTINUED)
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Kevin Molloy                           Senior Executive Vice President, AXA
                                       Financial and MONY Life (since May
                                       2013). Senior Executive Director, AXA
                                       Equitable and AXA Equitable Financial
                                       Services (since May 2013). Director and
                                       Vice Chairman of the Board, AXA
                                       Advisors, LLC (since September 2013).
                                       Director, AXA Network, LLC (since
                                       October 2013). Director and Member of
                                       Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company
                                       (since March 2011). Senior Vice
                                       President, Business Support and
                                       Development, AXA (June 2010 to May
                                       2013). Vice President of Distribution
                                       Finance (April 2007 to June 2010), Vice
                                       President and head of North American
                                       Investor Relations (November 2003 to
                                       April 2007), Director of Corporate
                                       Finance (1999 to November 2003), AXA
                                       Equitable.
-------------------------------------------------------------------------------
Jurgen Schwering                       Senior Executive Vice President and
                                       Chief Risk Officer, AXA Financial, Inc.
                                       and MONY America (since February 2014).
                                       Senior Executive Director and Chief
                                       Risk Officer, AXA Equitable and AXA
                                       Equitable Financial Services (since
                                       February 2014). Member of the Board and
                                       Head of the Health Insurance, AXA
                                       Konzern AG (October 2012 to February
                                       2014); prior thereto, Member of the
                                       Board and Chief Investment Officer
                                       (January 2007 to October 2012); Chief
                                       Investment Officer (March 2004 to
                                       December 2006). Head of Investment
                                       Strategy (March 2000 to March 2004,
                                       Allianz Lebensversicherungs-AG; prior
                                       thereto, Executive Assistant for the
                                       Chief Financial Officer (September 1997
                                       to March 2000).
-------------------------------------------------------------------------------

                                  APPENDIX A

Appendix B

--------------------------------------------------------------------------------



The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby in-corporated by reference.

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/

-------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
-------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1,
1997 through May 1, 2002; and
October 18, 1999, as previously
supplemented on May 1, 1998 through
May 1, 2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements), May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1,
2005; June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (3
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014     IL Protector(R) Policies

December 19, 1994; May 1, 1995 through
May 1, 2000; September 15,
1995; January 1, 1997; and October 18,
1999 as previously supplemented on
May 1, 1996 through May 1,
2002; May 12, 2000; June 23,
2000; September 1, 2000; February 9,
2001; September 4, 2001; December 1,
2001/(2) /; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003, November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (3 supplements);
June 10, 2005; June 17,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008; May 1,
2008; July 21, 2008; August 15, 2008 (4
supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7, 2010; February 1,
2010; February 5, 2010; May 1,
2010; June 14, 2010; August 25,
2010; February 11, 2011; August 25,
2011; February 6, 2012, June 20; 2012;
July 31, 2012; August 30, 2012;
February 15, 2013; August 21, 2013;
November 12, 2013; February 19, 2014     Incentive Life Plus(R) Policies


November 27, 1991 and May 1, 1993
through May 1, 2000 and October 18,
1999, as previously supplemented on
May 1, 1994 through May 1,
2002; May 12, 2000; June 23,
2000; February 9, 2001; September 4,
2001; December 14, 2001; February 22,
2002; July 15, 2002; August 20,
2002; December 15, 2002; January 6,
2003; March 1, 2003; May 1,
2003; May 15, 2003; November 24,
2003; February 10, 2004 (2
supplements); May 1, 2004; August 10,
2004; December 13, 2004; February 4,
2005; February 23, 2005; May 1, 2005;
(2 supplements); June 10,
2005; June 25, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007; September 24,
2007; October 19, 2007; February 23,
2008; May 1, 2008; July 21,
2008; August 15, 2008 (3 supplements);
December 1, 2008; January 15,
2009; February 23, 2009, August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010; May 1, 2010; June 14,
2010; August 25, 2010; February 11,
2011; August 25, 2011; February 6,
2012, June 20; 2012; July 31, 2012;
August 30, 2012; February 15, 2013;
August 21, 2013; November 12, 2013;
February 19, 2014                        Incentive Life(R) 2000 and Champion 2000 Policies
-------------------------------------------------------------------------------------------

                                  APPENDIX B

----------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED:                  WHICH RELATE TO OUR:
----------------------------------------------------------------------------------------------------

August 29, 1989; February 27,
1991; May 1, 1990, May 1, 1993-May 1,
2000; and October 18, 1999, as
previously supplemented on May 1, 1994
- May 1, 2002; May 12, 2000; June 23,
2000; September 1, 2000; December 29,
2000; January 17, 2001; February 9,
2001; September 4, 2001; December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1,
2003; May 1, 2003; May 15,
2003; November 24, 2003; February 10,
2004 (2 supplements); May 1,
2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005; (2 supplements);
June 10, 2005; June 25,
2005; August 31, 2005; February 23,
2006; August 25, 2006; December 11,
2006; May 1, 2007; August 24,
2007; September 24, 2007; October 19,
2007; February 23, 2008 (Incentive
Life(R) Policies only); May 1,
2008; July 21, 2008 (Incentive Life(R)
Policies only); August 15, 2008 (3
Incentive Life(R) Policies
Supplements); August 15, 2008 (2
Special Offer Policies Supplements);
December 1, 2008; January 15,
2009; February 23, 2009 (Incentive
Life(R) Policies only), August 17,
2009, September 3, 2009; January 7,
2010; February 1, 2010; February 5,
2010 (Incentive Life(R) Policies only);
May 1, 2010 (Incentive Life(R) Policies
only); June 14, 2010; August 25, 2010
(Incentive Life(R) Policies only);
February 11, 2011 (Incentive Life(R)
Policies only); August 25, 2011
(Incentive Life(R) Policies only);
February 6, 2012; June 20, 2012; July
31, 2012; February 15, 2013 (All
Policies except Special Offer
Policies); August 30, 2012 (All
Policies); August 21, 2013; November
12, 2013; February 19, 2014              Incentive Life(R) Policies and Special Offer Policies/(2)/
----------------------------------------------------------------------------------------------------

(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                  APPENDIX B

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2014 TO PROSPECTUS DATED MAY 1, 2014 FOR INCENTIVE LIFE(R) '99 AND TO PROSPECTUS SUPPLEMENTS DATED MAY 1, 2014 FOR INCENTIVE LIFE(R) 2000 AND INCENTIVE LIFE(R) PLUS

--------------------------------------------------------------------------------

This Supplement concerns an additional investment option under our Incentive Life(R) '99, Incentive Life(R) 2000 and Incentive Life(R) Plus policies ("your policy"). The Market Stabilizer Option(R) ("MSO") is available for investment under your policy, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the "Segments" of the MSO, each of which has a limited duration (a "Segment Term").

The purpose of this Supplement is solely to add to your base policy prospectus ("Your Policy Prospectus") a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus ("MSO Prospectus") dated May 1, 2014. All of the information in Your Policy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to Your Policy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with Your Policy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group at 1-800-777-6510.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to either (i) impose up to a $25 charge for each transfer or (ii) to permit 12 free transfers per policy year and thereafter charge $25 for each transfer, we will never exercise these rights with respect to any transfers into or out of the MSO. The following transfers are not subject to the $25 guaranteed maximum charge nor counted toward the free transfer limit:

..   Transfers of the Segment Maturity Value to the variable investment options, guaranteed interest option ("GIO"; also referred to as the "Guaranteed Interest Account") or to the MSO Holding Account;

..   Transfers from the MSO Holding Account into a new Segment or any variable investment option;

..   Transfers from the variable investment options (also referred to as
    "investment portfolios") to the Unloaned GIO to meet the Charge Reserve Amount requirement.

CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled "Periodic charges other than underlying trust portfolio operating expenses" in Your Policy Prospectus:

-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX BENEFIT    Upon allocation to MSO Segment          0.75% of policy account value
  CHARGE                                                                allocated
-----------------------------------------------------------------------------------------------------------

  MSO VARIABLE INDEX SEGMENT    Monthly (during any MSO Segment         Annual % of your Segment Account
  ACCOUNT CHARGE                Term)                                   Value 1.65%/(2)/
-----------------------------------------------------------------------------------------------------------

  MSO LOAN SPREAD               On each policy anniversary (or on loan  2% for New York policies
                                termination, if earlier)                5% for all other policies/(3)/
-----------------------------------------------------------------------------------------------------------

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(4)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                before the Segment Term's end
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as "Segment," "Segment Term," "Segment Start Date," "Segment Account Value," "Segment Distribution Value" and "Early Distribution Adjustment.")
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(4)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


                   EVM 07 (10/12)                    Catalog No. 150048 (10/12)
                   IF/IL99, IL 2000 and IL Plus                         #612047

Your policy's mortality and expense risk charge also applies to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a monthly basis, then the same monthly rate will also be applicable to the Segment Account Value or any amounts held in the MSO Holding Account. If your policy's mortality and expense risk charge is deducted on a daily basis, then the same daily rate will be applicable to any amounts held in the MSO Holding Account and an equivalent monthly rate will be applicable to the Segment Account Value.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled "Managing your allocations" in the Incentive Life(R) 2000 and Incentive Life(R) Plus Prospectus Supplements this section is entitled "How we allocate charges among your investment options" (in the Incentive Life(R) '99 Prospectus):

   Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's Unloaned GIO. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any Segment.) The Charge Reserve Amount at the beginning of any Segment Term is an estimated amount projected to be sufficient to cover monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the Segment Term.

   While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the Unloaned GIO, rather than from the investment options from which those charges otherwise might be deducted. If you have insufficient policy account value in the Unloaned GIO to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from values in the variable investment options, including any value in the MSO Holding Account but excluding any Segment Account Values. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction proportionately, based on the current Segment Distribution Values, from any Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

   If we have to make any distribution from a Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in investment options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

   Please refer to the MSO Prospectus for detailed information about the above procedures.

GROWTH CAP RATE AVAILABLE DURING INITIAL YEAR

The section entitled "Growth Cap Rate Available During Initial Year" under "Description of the Market Stabilizer Option" in the MSO Prospectus is deleted in its entirety. All references to a 15% initial year Growth Cap Rate in the MSO Prospectus do not apply if you elect the MSO. The minimum Growth Cap Rate for all contract years is 6%.

IMPACT OF MSO ELECTION ON OTHER POLICY RIDERS AND SERVICES

If you elect to allocate any policy account value to the MSO, other riders and services under your policy may be impacted.

PAID UP DEATH BENEFIT GUARANTEE ENDORSEMENT

If a paid up death benefit guarantee (which may be referred to as a "paid up no lapse guarantee") is included with your policy, and if you elect the paid up death benefit guarantee while any Segment is in effect, the Segment Distribution Value will be used in place of the Segment Account Value in the calculation of your policy account value for purposes of determining the paid up death benefit guarantee face amount. All Segments will be terminated on the effective date of the paid up death benefit guarantee with corresponding Early Distribution Adjustments, and the Segment Distribution Values will be reallocated to the variable investment options available with your policy and to the Unloaned GIO in accordance with your prior directions.

ACCELERATED DEATH BENEFIT RIDER

If an accelerated death benefit rider (which may be referred to as a "total and permanent disability accelerated death benefit rider" or a "limited life expectancy accelerated death benefit rider") is included with your policy, the portion of the cash surrender value that is on lien and is allocated to your values in the variable investment options under your policy and investment in the MSO will be transferred to and maintained as part of the

Unloaned GIO. You may tell us how much of the accelerated payment is to be transferred from your value in each variable investment option and your value in the MSO. Units will be redeemed from each variable investment option sufficient to cover the amount of the accelerated payment that is allocated to it and transferred to the Unloaned GIO. Any portion of the payment allocated to the MSO based on your instructions will be deducted from any value in the MSO Holding Account and the individual Segments on a pro-rata basis, based on any value in the MSO Holding Account and the current Segment Distribution Value of each Segment, and transferred to the Unloaned GIO. Any portion of the payment allocated to an individual Segment will cause a corresponding Early Distribution Adjustment of the Segment Account Value. If you do not tell us how to allocate the payment, or if we cannot allocate it based on your directions, we will allocate it based on our rules then in effect. Allocation rules will be provided upon request. Such transfers will occur as of the date we approve an accelerated death benefit payment; there will be no charge for such transfers.

ENHANCED DEATH BENEFIT GUARANTEE RIDER

If an enhanced death benefit guarantee rider is included with your policy, and if you allocate your net premiums or transfer amounts of your policy to the MSO, the enhanced no lapse guarantee rider must first be terminated. Once terminated, any such enhanced death benefit guarantee rider cannot be restored.

FACE AMOUNT INCREASE ENDORSEMENT, TERM INSURANCE RIDERS, OR COST OF LIVING
RIDERS

If your policy has any of these endorsements or riders that schedule or permit an increase in the face amount of your policy or the face amount of a term insurance rider, or any combination of the two, any such increase during a Segment Term will be subject to the "face amount increases" provision of the MSO rider for purposes of determining the sufficiency of your values in the investment options under your policy including the MSO Holding Account, and the Unloaned GIO, to cover the recalculated Charge Reserve Amount on the effective date of the increase. The same provision will govern the necessity for any transfers to supplement the amount in the Unloaned GIO.

ASSET REBALANCING SERVICE

If you are invested in MSO, you may also elect the Asset Rebalancing Service. However, any amounts allocated to the MSO will not be included in the rebalance transactions. The investment options available to your Asset Rebalancing Service do not include the MSO Holding Account or Segments.


                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104


   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                        Incentive Life(R) is issued by
    and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

The Prospectus of Equitable Variable dated May 1, 1994, previously filed with this Registration Statement File No. 333-17665 on April 24, 1998.

The Supplement (in-force) dated May 1, 2014 consisting of 256 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and consent of Counsel (See exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

     1-A(1)(a)(i)  Certified resolutions re Authority to Market Variable Life
                   Insurance and Establish Separate Accounts, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

     1-A(2)        Inapplicable.

     1-A(3)(a)     See Exhibit 1-A(8).

    1-A(3)(b)      Broker-Dealer and General Agent Sales Agreement, previously filed with Registration Statement File No. 333-17665 on
                   December 11, 1996.

    1-A(3)(c)      See Exhibit 1-A(8)(i).

    1-A(4)         Inapplicable.

    1-A(5)(a)(i)   Flexible Premium Variable Life Insurance Policy (90-300),
                   previously filed with Registration Statement File No.
                   333-17665 on December 11, 1996.

    1-A(5)(a)(ii)  Flexible Premium Variable Life Insurance Policy (85-300),
                   previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

    1-A(5)(b)      Name Change Endorsement (S.97-1), previously filed with
                   Registration Statement File No. 333-17665 on December 11,
                   1996.

    1-A(5)(c)      Accidental Death Benefit Rider (R90-219) (for use with
                   Policy 90-300), previously filed with Registration
                   Statement File No. 333-17665 on December 11, 1996.

    1-A(5)(d)      Term Insurance Rider on Additional Insured (R90-217) (for
                   use with Policy 90-300), previously filed with Registration
                   Statement File No. 333-17665 on December 11, 1996.

    1-A(5)(e)      Children's Term Insurance Rider (R90-218) (for use with
                   Policy 90-300), previously filed with Registration
                   Statement File No. 333-17665 on December 11, 1996.

    1-A(5)(f)      Substitution of Insured Rider (R90-212) (for use with
                   Policy 90-300), previously filed with Registration
                   Statement File No. 333-17665 on December 11, 1996.

    1-A(5)(g)      Disability Rider - Waiver of Monthly Deductions (R90-216)
                   (for use with Policy 90-300), previously filed with Registration Statement File No. 333-17665 on December 11,
                   1996.

    1-A(5)(h)      Designated Insured Option Rider (R91-103), previously filed with Registration Statement File No. 333-17665 on December
                   11, 1996.

    1-A(5)(i)      Limitation on Amount of Insurance Rider (85-406),
                   previously filed with Registration Statement File No.
                   333-17665 on December 11, 1996.

    1-A(5)(j)      Accidental Death Benefit Rider (R85-401) (for use with
                   Policy 85-300, previously filed with Registration Statement
                   File No. 333-17665 on December 11, 1996.

    1-A(5)(k)      Term Insurance Rider (R85-403) (for use with Policy
                   85-300), previously filed with Registration Statement File
                   No. 333-17665 on December 11, 1996.

    1-A(5)(l)      Children's Term Insurance Rider (R95-404) (for use with
                   Policy 85-300), previously filed with Registration
                   Statement File No. 333-17665 on December 11, 1996.

    1-A(5)(m)      Exchange Privilege Rider (R85-405) (for use with Policy
                   85-300), previously filed with Registration Statement File
                   No. 333-17665 on December 11, 1996.

           1-A(5)(n)        Disability Rider - Waiver of Monthly Deductions
                            (R85-408) (for use with Policy 85-300),
                            previously filed with Registration Statement File
                            No. 333-17665 on December 11, 1996.

           1-A(5)(o)        Pro Rata Surrender Charge Endorsement (S.87-289)
                            (for use with Policy 85-300), previously filed with Registration Statement File No. 333-17665 on
                            December 11, 1996.

           1-A(5)(p)        Asset Allocation Endorsement (S.89-301) (for use
                            with Policy 85-300), previously filed with Registration Statement File No. 333-17665 on
                            December 11, 1996.

           1-A(5)(q)        Guaranteed Interest Division Transfer Rider
                            (R.89-303)(for use with Policy No. 85-300), previously filed with Registration Statement File
                            No. 333-17665 on December 11, 1996.

           1-A(5)(r)        Accelerated Death Benefit Rider (R94-102),
                            previously filed with Registration Statement File
                            No. 333-17665 on December 11, 1996.

           1-A(5)(s)        Free Look Rider, previously filed with
                            Registration Statement File No. 333-17665 on
                            December 11, 1996.

           1-A(5)(t)        Accounting Benefit Rider, previously filed with
                            Registration Statement File No. 333-17665 on
                            December 11, 1996.

           1-A(5)(u)        Variable Indexed Option Rider (R09-30),
                            incorporated herein by reference to Exhibit
                            (d)(xxviii) to Registration Statement on Form N-4
                            (File No. 333-103199), filed on April 21, 2010.

           1-A(6)(a)(i)     Restated Charter of AXA Equitable, as amended
                            August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No.
                            333-05593), filed on April 24, 2012.

           1-A(6)(b)(i)     By-Laws of AXA Equitable, as amended September 7,
                            2004, incorporated herein by reference to Exhibit
                            No. 6(c) to Registration Statement on Form N-4,
                            (File No. 333-05593), filed on April 20, 2006.

           1-A(7)           Inapplicable.

           1-A(8) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with Registration Statement (File No. 333-17665) on December 11, 1996.

           1-A(8)(i)        Schedule of Commissions, previously filed with
                            Registration Statement File No. 333-17665 on
                            December 11, 1996.

           1-A(9)(a)        Agreement and Plan of Merger of Equitable
                            Variable with and into Equitable dated September
                            19, 1996, previously filed with Registration
                            Statement (File No. 333-17665) on December 11,
                            1996.

           1-A(9)(b)        Amended and Restated Participation Agreement
                            dated July 15, 2002 among EQ Advisors Trust, AXA
                            Equitable Life Insurance Company ("AXA
                            Equitable"), AXA Distributors and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form
                            N-1A (File No. 333-17217 and 811-07953), filed on
                            February 7, 2003.

           1-A(9)(b)(i)     Amendment No. 1, dated May 2, 2003, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on February 10,
                            2004.

           1-A(9)(b)(ii)    Amendment No. 2, dated July 9, 2004, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on October 15,
                            2004.

           1-A(9)(b)(iii)   Amendment No. 3, dated October 1, 2004, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on October 15,
                            2004.

           1-A(9)(b)(iv)    Amendment No. 4, dated May 1, 2005, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on April 7,
                            2005.

           1-A(9)(b)(v)     Amendment No. 5, dated September 30, 2005, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on April 5,
                            2006.

           1-A(9)(b)(vi)    Amendment No. 6, dated August 1, 2006, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on February 2,
                            2007.

           1-A(9)(b)(vii)   Amendment No. 7, dated May 1, 2007, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on April 27,
                            2007.

           1-A(9)(b)(viii)  Amendment No. 8, dated January 1, 2008, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

           1-A(9)(b)(ix)    Amendment No. 9, dated May 1, 2008, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on February 13,
                            2009.

           1-A(9)(b)(x)     Amendment No. 10, dated January 1, 2009, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on March 16,
                            2009.

           1-A(9)(b)(xi)    Amendment No. 11, dated May 1, 2009, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on April 15,
                            2009.

           1-A(9)(b)(xii)   Amendment No. 12, dated September 29, 2009, to
                            the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on January 21,
                            2010.

           1-A(9)(b)(xiii)  Amendment No. 13, dated August 16, 2010, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

           1-A(9)(b)(xiv)   Amendment No. 14, dated December 15, 2010, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on February 3,
                            2011.

           1-A(9)(b)(xv)    Amendment No. 15, dated June 7, 2011 , to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                            Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the
                            EQ Advisor's Trust Registration Statement (File
                            No. 333-17217) on Form N-1A filed on August 17,
                            2011.

           1-A(9)(b)(xvi)   Amendment No. 16, dated April 30, 2012, to the
                            Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA
                            Distributors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment
                            No. 96 to the EQ Advisor's Trust Registration
                            Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

   1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                   Premier VIP Trust Registration Statement (File No.
                   333-70754) on Form N-1A filed on December 10, 2001.

   1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

   1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

   1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

   1-A(9)(d)       Participation Agreement by and Among AIM Variable Insurance
                   Funds, A I M Distributors, Inc., AXA Equitable Life
                   Insurance Company, on Behalf of itself and its Separate
                   Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                   Variable Insurance Funds, AIM Distributors, Inc., AXA
                   Equitable Life Insurance Company, on behalf of its Separate
                   Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(e)       Fund Participation Agreement dated October 15, 2009 among
                   AXA Equitable Life Insurance Company, American Century
                   Investment Management, Inc., and American Century
                   Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No.
                   333-153809) filed on July 8, 2011.

   1-A(9)(f)       Amended and Restated Participation Agreement dated
                   April 16, 2010 among Variable Insurance Products Funds,
                   Fidelity Distributors Corporation, and AXA Equitable Life
                   Insurance Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                   Templeton Variable Insurance Products Trust, Franklin/
                   Templeton Distributors, Inc., AXA Equitable Life Insurance
                   Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to
                   Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., AXA Equitable Life
                   Insurance Company, AXA Advisors LLC and AXA Distributors
                   LLC incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-130988) filed on
                   April 24, 2012.

   1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Goldman Sachs
                   Variable Insurance Trust, Goldman Sachs Asset Management,
                   L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                   AXA Equitable Life Insurance Company, Ivy Funds Variable
                   Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Lazard Retirement
                   Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(k)       Participation Agreement among MFS Variable Insurance Trust,
                   Equitable Life Assurance Society of the United States, and
                   Massachusetts Financial Service Company, dated July 18,
                   2002, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                   Inc., T.Rowe Price Investment Services, Inc. and AXA
                   Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                   PIMCO Variable Insurance Trust and PIMCO Funds
                   Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4
                     (File No. 333-160951) filed on November 16, 2009.

    1-A(9)(m)(i)     Third Amendment dated October 20, 2009 to the
                     Participation Agreement, (the "Agreement") dated December
                     1, 2001 by and among MONY Life Insurance Company, PIMCO
                     Variable Insurance Trust, and PIMCO Funds Distributions
                     LLC (collectively, the "Parties") adding AXA Equitable
                     Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on
                     Form N-4 (File No. 333-178750) filed on December 23, 2011.

    1-A(9)(n)        Participation Agreement among Van Eck Worldwide Insurance
                     Trust, Van Eck Securities Corporation, Van Eck Associates
                     Corporation and MONY Life Insurance Company, dated August
                     7, 2000, incorporated by reference to the Registration
                     Statement on Form N-4 (File No. 333-160951) filed on
                     November 16, 2009.

    1-A(9)(n)(i)     Amendment No. 1 dated October 13, 2009 to the
                     Participation Agreement, (the "Agreement") dated August 7,
                     2000 by and among MONY Life Insurance Company, Van Eck
                     Worldwide Insurance Trust, Van Eck Securities Corporation
                     and Van Eck Associates Corporation (collectively, the
                     "Parties") adding AXA Equitable Insurance Company as a
                     Party to the Agreement, incorporated herein by reference
                     to the Registration Statement on Form N-4 (File No.
                     333-178750) filed on December 23, 2011.

    1-A(9)(o)        Participation and Service Agreement among AXA Equitable
                     Life Insurance Company and American Funds Distributors,
                     Inc., American Funds Service Company, Captial Research and
                     Management Company and the American Funds Insurance Series
                     (collectively the "Funds"), dated January 2, 2013,
                     incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

    1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United
                     States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable
                     Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No.
                     333-64749) filed on August 5, 2011.

    1-A(10)(i)       First Amendment dated as of January 1, 2001 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     The Equitable Life Assurance Society of the United States
                     for itself and as depositor on behalf of the Equitable
                     Life separate accounts and Equitable Distributors, Inc.,
                     incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-127445) filed on
                     August 11, 2005.

    1-A(10)(ii)      Second Amendment dated as of January 1, 2012 to the
                     Distribution Agreement dated as of January 1, 1998 between
                     AXA Equitable Life Insurance Company and AXA Distributors
                     LLC incorporated herein by reference to the Registration
                     Statement filed on Form N-4 (File No. 333-05593) filed on
                     April 24, 2012.

    1-A(10)(a)       Distribution Agreement for services by The Equitable Life
                     Assurance Society of the United States to AXA Network, LLC
                     and its subsidiaries dated January 1, 2000 previously
                     filed with this Registration Statement, (File No.
                     333-17665), on April 19, 2001.

    1-A(10)(b)       Transition Agreement for services by AXA Network, LLC and
                     its subsidiaries to The Equitable Life Assurance Society
                     of the United States dated January 1, 2000 previously
                     filed with this Registration Statement, (File No.
                     333-17665), on April 19, 2001.

    1-A(10)(c)       General Agent Sales Agreement dated January 1, 2000
                     between The Equitable Life Assurance Society of the United
                     States and AXA Network, LLC and its subsidiaries,
                     incorporated herein by reference to Exhibit 3(h) to the
                     Registration Statement on Form N-4, (File No. 2-30070),
                     filed April 19, 2004.

    1-A(10)(c)(i)    First Amendment dated as of January 1, 2003 to General
                     Agent Sales Agreement dated January 1, 2000 between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4,
                     (File No. 333-05593), filed April 24, 2012.

    1-A(10)(c)(ii)   Second Amendment dated as of January 1, 2004 to General
                     Agent Sales Agreement dated January 1, 2000 between The
                     Equitable Life Assurance Society of the United States and
                     AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4,
                     (File No. 333-05593), filed April 24, 2012.

    1-A(10)(c)(iii)  Third Amendment dated as of July 19, 2004 to General Agent
                     Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration
                     Statement on Form N-4 (File No. 333-127445), filed on
                     August 11, 2005.

    1-A(10)(c)(iv)   Fourth Amendment dated as of November 1, 2004 to General
                     Agent Sales Agreement dated

                          as of January 1, 2000 by and between The
                          Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

        1-A(10)(c)(v)     Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of January
                          1, 2000 by and between The Equitable Life
                          Assurance Society of the United States and AXA
                          Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24,
                          2012.

        1-A(10)(c)(vi)    Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January
                          1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The
                          Equitable Life Assurance Society of the United
                          States) and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No.
                          333-05593), filed on April 24, 2012.

        1-A(10)(c)(vii)   Seventh Amendment dated as of February 15, 2008,
                          to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life
                          Insurance Company (formerly known as The
                          Equitable Life Assurance Society of the United
                          States) and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No.
                          2-30070) to Exhibit 3(r), filed on April 20, 2009.

        1-A(10)(c)(viii)  Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The
                          Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

        1-A(10)(c)(ix)    Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of January
                          1, 2000 by and between AXA Life Insurance Company
                          (formerly known as The Equitable Life Assurance
                          Society of the United States) and AXA Network,
                          LLC and its subsidiaries incorporated herein by reference to the Registration Statement on Form
                          N-4 (File No. 333-05593) filed on April 24, 2012.

        1-A(10)(d)        Application EV4-200X, previously filed with
                          Registration Statement File No. 333-17665 on
                          December 11, 1996.

        1-A(10)(e)        Form of Application for Life Insurance (Form
                          AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6
                          (File No. 333-134304) filed on May 19, 2006.

        1-A-(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-ended management companies.

    Other Exhibits:

        2 Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

        3                 Inapplicable.

        4                 Inapplicable.

        6 Consent of PricewaterhouseCoopers LLP, filed herewith.

        7                 Powers of Attorney, filed herewith.

        8 Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, previously filed with Registration Statement File No. 333-17665 on December 11, 1996.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 25th day of April, 2014.

                                 SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                                 INSURANCE COMPANY (REGISTRANT)

                                 By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                 By: /s/ Dodie Kent
                                     -----------------------------------------
                                     Dodie Kent
                                     Vice President and Associate General
                                     Counsel

Attest:  /s/ Dodie Kent
         -------------------------
         Dodie Kent,
         Attorney-in-Fact
         Pursuant to Power of
         Attorney
         April 25, 2014

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 25th day of April, 2014.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Henri de Castries            Anthony J. Hamilton  Bertram Scott
Ramon de Oliveira            Danny L. Hale        Lorie A. Slutsky
Denis Duverne                Peter S. Kraus       Richard C. Vaughan
Barbara Fallon-Walsh         Mark Pearson

*By:  /s/ Dodie Kent
      -------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2014

                                 EXHIBIT INDEX

EXHIBIT NO.                                             TAG VALUE

2                Opinion and Consent of Dodie Kent      EX-99.2

6                Consent of PricewaterhouseCoopers LLP  EX-99.6

7                Powers of Attorney                     EX-99.7